As Filed with the Securities and Exchange Commission on April 20, 2005
                                  Registration Nos. 333-33914, 811-5626
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   Pre-Effective Amendment No. __                                    [ ]
   Post-Effective Amendment No. 7                                    [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
   Amendment No.                                                     [X]
                        (Check appropriate box or boxes)

                               SEPARATE ACCOUNT B
                           (Exact Name of Registrant)

                   ING USA ANNUITY AND LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               1475 Dunwoody Drive
                      West Chester, Pennsylvania 19380-1478
        (Address of Depositor's Principal Executive Offices) (Zip Code)
        Depositor's Telephone Number, including Area Code (610) 425-3400

        Linda E. Senker, Esq.                       James A. Shuchart, Esq.
        ING                                         ING
        1475 Dunwoody Drive                         1475 Dunwoody Drive
        West Chester, PA 19380-1478                 West Chester, PA 19380-1478
        (610) 425-4139                              (610) 425-3563

                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
          [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
          [X]  on April 29, 2005 pursuant to paragraph (b) of Rule 485
          [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
          [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Deferred Combination Variable and Fixed Annuity Contracts

--------------------------------------------------------------------------------

                                   PART A


ING USA ANNUITY AND LIFE INSURANCE COMPANY

SEPARATE ACCOUNT B OF ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

                              PROSPECTUS SUPPLEMENT

                              DATED APRIL 29, 2005

                   TO YOUR CURRENT VARIABLE ANNUITY PROSPECTUS

This supplement amends certain information contained in the most recent variable annuity prospectus. Please read it carefully and keep it with your prospectus for future reference.

THE "INDUSTRY DEVELOPMENTS - TRADING" SECTION OF THE PROSPECTUS IS HEREBY DELETED AND REPLACED WITH THE FOLLOWING:

INDUSTRY DEVELOPMENTS - TRADING

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

FUND REGULATORY ISSUES

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares, revenue sharing and directed brokerage, compensation, sales practices and suitability, arrangements with service providers, pricing, compliance and controls, and adequacy of disclosure.

In addition to responding to governmental and regulatory requests on fund regulatory issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the SEC pursuant to the Securities Exchange Act of 1934, as amended.

An affiliate of the Company, ING Funds Distributors, LLC ("IFD") has received notice from the staff of the National Association of Securities Dealers ("NASD") that the staff has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and federal securities laws in connection with frequent trading arrangements.

OTHER REGULATORY MATTERS

The New York Attorney General and other regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives, potential conflicts of interest, potential anti-competitive activity, marketing practices, certain financial reinsurance arrangements, and disclosure. It is likely that the scope of these investigations will further broaden before the investigations are concluded. U.S. affiliates of the Company have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to our business practices are appropriate.

Other regulators, including the SEC and the New York Attorney General, are also likely to take some action with respect to the Company or certain affiliates before concluding their investigation of ING relating to fund trading. The potential outcome of such action is difficult to predict but could subject the Company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of such action will have a material adverse effect on ING or ING's U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission ("SEC"). Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING's U.S.-based operations , including the Company.

ING USA ANNUITY AND LIFE INSURANCE COMPANY

ING USA ANNUITY AND LIFE INSURANCE COMPANY IS A STOCK COMPANY DOMICILED IN IOWA.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

                              PROSPECTUS SUPPLEMENT
                              DATED APRIL 29, 2005

                   TO YOUR CURRENT VARIABLE ANNUITY PROSPECTUS

                                       FOR

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS

                                    ISSUED BY

                   ING USA ANNUITY AND LIFE INSURANCE COMPANY

              ("GOLDENSELECT ACCESS ONE", "GOLDENSELECT LANDMARK",
            "GOLDENSELECT LEGENDS", "CUSTOMIZED SOLUTIONS ING FOCUS",

      "RETIREMENT SOLUTIONS ING ROLLOVER CHOICE", "SMARTDESIGN ADVANTAGE", "SMARTDESIGN SIGNATURE" AND "WELLS FARGO ING LANDMARK" PROSPECTUSES)

                FOR USE ONLY IN THE COMMONWEALTH OF MASSACHUSETTS

The information in this supplement updates and amends certain information contained in the above listed prospectuses. You should read and keep this supplement along with the prospectus. For Contracts issued in the Commonwealth of Massachusetts, the following provisions apply:

1.       The Fixed Interest Division is not available.

2.       TSA loans are not available.

3.       The Nursing Home Surrender Charge Waiver is not available.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
ING USA ANNUITY AND LIFE INSURANCE COMPANY IS A STOCK COMPANY DOMICILED IN IOWA.

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ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY PROSPECTUS

                         ING GOLDENSELECT ACCESS(R) ONE

--------------------------------------------------------------------------------


                                                                  APRIL 29, 2005

      This prospectus describes ING GoldenSelect Access One, a deferred group and individual deferred variable annuity contract (the "Contract") offered by ING USA Annuity and Life Insurance Company ("ING USA" the "Company," "we," "us" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").


      The Contract provides a means for you to invest your premium payments in one or more mutual fund investment portfolios. You may also allocate premium payments to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. For Contracts sold in some states, not all Fixed Interest Allocations or subaccounts are available. The investment portfolios available under your Contract and the portfolio managers are listed on the next page.

      You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

      REPLACING AN EXISTING ANNUITY WITH THE CONTRACT MAY NOT BE BENEFICIAL TO YOU. YOUR EXISTING ANNUITY MAY BE SUBJECT TO FEES OR PENALTIES ON SURRENDER, AND THE CONTRACT MAY HAVE NEW CHARGES.


      This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information, dated April 29, 2005, has been filed with the Securities and Exchange Commission. It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the Statement of Additional Information ("SAI") is on the last page of this prospectus and the SAI is made part of this prospectus by reference.


      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      AN INVESTMENT IN ANY SUBACCOUNT THROUGH A TRUST OR FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY ANY BANK OR BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

--------------------------------------------------------------------------------
         THE INVESTMENT PORTFOLIOS ARE LISTED ON THE BACK OF THIS COVER.
--------------------------------------------------------------------------------

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The investment portfolios available under your Contract are:


ING INVESTORS TRUST
   ING AIM Mid Cap Growth Portfolio (Class S)
   ING Alliance Mid Cap Growth Portfolio (Class S)
   ING American Funds Growth Portfolio
   ING American Funds Growth-Income Portfolio
   ING American Funds International Portfolio
   ING Capital Guardian Managed Global Portfolio (Class S)
   ING Capital Guardian Small/Midcap Portfolio (Class S)
   ING Capital Guardian U.S. Equities Portfolio (Class S)
   ING Eagle Asset Capital Appreciation Portfolio (Class S) ING Evergreen Health Sciences Portfolio (Class S)
   ING Evergreen Omega Portfolio (Class S)
   ING FMR(SM) Diversified Mid Cap Portfolio (Class S)
   ING FMR(SM) Earnings Growth Portfolio (Class S)
   ING Global Resources Portfolio (Class S)
   ING Goldman Sachs Tollkeeper(SM) Portfolio (Class S)
   ING Janus Contrarian Portfolio (Class S)
   ING Jennison Equity Opportunities Portfolio (Class S)
   ING JPMorgan Emerging Markets Equity Portfolio (Class S) ING JPMorgan Small Cap Equity Portfolio (Class S)
   ING JPMorgan Value Opportunities Portfolio (Class S)
   ING Julius Baer Foreign Portfolio (Class S)
   ING Legg Mason Value Portfolio (Class S)
   ING LifeStyle Aggressive Growth Portfolio (Class S1)
   ING LifeStyle Growth Portfolio (Class S1)
   ING LifeStyle Moderate Growth Portfolio (Class S1)
   ING LifeStyle Moderate Portfolio (Class S1)
   ING Liquid Assets Portfolio (Class S)
   ING Marsico Growth Portfolio (Class S)
   ING Marisco International Opportunities Portfolio (Class S) ING Mercury Focus Value Portfolio (Class S)
   ING Mercury Large Cap Growth Portfolio (Class S)
   ING MFS Mid Cap Growth Portfolio (Class S)
   ING MFS Total Return Portfolio (Class S)
   ING MFS Utilities Portfolio (Class S)
   ING Oppenheimer Main Street Portfolio (Class S)
   ING PIMCO Core Bond Portfolio (Class S)
   ING PIMCO High Yield Portfolio (Class S)
   ING Pioneer Fund Portfolio (Class S)
   ING Pioneer Mid Cap Value Portfolio (Class S)
   ING Salomon Brothers All Cap Portfolio (Class S)
   ING Salomon Brothers Investors Portfolio (Class S)
   ING T. Rowe Price Capital Appreciation Portfolio (Class S) ING T. Rowe Price Equity Income Portfolio (Class S)
   ING UBS U.S. Allocation Portfolio (Class S)
   ING Van Kampen Equity Growth Portfolio (Class S)
   ING Van Kampen Global Franchise Portfolio (Class S)
   ING Van Kampen Growth and Income Portfolio (Class S)
   ING Van Kampen Real Estate Portfolio (Class S)

ING PARTNERS, INC.
   ING Baron Small Cap Growth Portfolio (Service Class)
   ING Fundamental Research Portfolio (Service Class)
   ING JPMorgan Fleming International Portfolio (Service Class)
   ING Oppenheimer Global Portfolio (Service Class)
   ING Salomon Brothers Aggressive Growth Portfolio (Service Class) ING UBS U.S. Large Cap Equity Portfolio (Service Class)
   ING Van Kampen Comstock Portfolio (Service Class)
   ING Van Kampen Equity and Income Portfolio (Service Class)

ING VARIABLE INSURANCE TRUST
   ING VP Global Equity Dividend Portfolio

ING VARIABLE PORTFOLIOS, INC.
   ING VP Index Plus LargeCap Portfolio (Class S)
   ING VP Index Plus MidCap Portfolio (Class S)
   ING VP Index Plus SmallCap Portfolio (Class S)

ING VARIABLE PRODUCTS TRUST
   ING VP Financial Services Portfolio (Class S)
   ING VP SmallCap Opportunities Portfolio (Class S)

ING VP INTERMEDIATE BOND PORTFOLIO (CLASS S)

AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Leisure Fund (Series I)

FIDELITY VARIABLE INSURANCE PRODUCTS PORTFOLIO
   Fidelity VIP Contrafund Portfolio (Service Class 2)
   Fidelity VIP Equity-Income Portfolio (Service Class 2)

LIBERTY VARIABLE INSURANCE TRUST
   Colonial Small Cap Value Fund (Class B)

PROFUNDS VP
   ProFund VP Bull
   ProFund VP Europe 30
   ProFund VP Rising Rates Opportunity
   ProFund VP Small-Cap


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TABLE OF CONTENTS
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                                                                            PAGE

Index of Special Terms ....................................................   ii
Fees and Expenses .........................................................    1
Condensed Financial Information ...........................................    2
  Accumulation Unit .......................................................    2
  The Net Investment Factor ...............................................    2
  Performance Information .................................................    3
  Financial Statements ....................................................    3
ING USA Annuity and Life Insurance Company ................................    4
ING USA Separate Account B ................................................    4
The Trusts and Funds ......................................................    4
Charges and Fees ..........................................................    5
  Charge Deduction Subaccount .............................................    5
  Charges Deducted from the Contract Value ................................    5
      No Surrender Charge .................................................    5
      Premium Taxes .......................................................    5
      Transfer Charge .....................................................    5
  Charges Deducted from the Subaccounts ...................................    6
      Mortality and Expense Risk Charge ...................................    6
      Asset-Based Administrative Charge ...................................    6
  Trust and Fund Expenses .................................................    6
The Annuity Contract ......................................................    6
  Contract Date and Contract Year .........................................    6
  Annuity Start Date ......................................................    6
  Contract Owner ..........................................................    7
  Annuitant ...............................................................    7
  Beneficiary .............................................................    8
  Purchase and Availability of the Contract ...............................    8
  Crediting of Premium Payments ...........................................    8
  Administrative Procedures ...............................................   10
  Contract Value ..........................................................   10
  Cash Surrender Value ....................................................   10
  Surrendering to Receive the Cash Surrender Value ........................   11
  The Subaccounts .........................................................   11
  Addition, Deletion or Substitution of Subaccounts and Other Changes .....   11
  The Fixed Account .......................................................   11
  Other Contracts .........................................................   11
Withdrawals ...............................................................   12
Transfers Among Your Investments ..........................................   14
Death Benefit .............................................................   17
  Death Benefit During the Accumulation Phase .............................   17
  Death Benefit During the Income Phase ...................................   17
  Continuation After Death -- Spouse ......................................   18
  Continuation After Death -- Not a Spouse ................................   18
  Required Distributions Upon Contract Owner's Death ......................   18
The Annuity Options .......................................................   19
Other Contract Provisions .................................................   21
Other Information .........................................................   23
Federal Tax Considerations ................................................   24

Statement of Additional Information
  Table of Contents .......................................................SAI-1

Appendix A
  Condensed Financial Information .........................................   A1
Appendix B
  The Investment Portfolios ...............................................   B1
Appendix C
  Fixed Account I .........................................................   C1
Appendix D
  Fixed Interest Division .................................................   D1


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INDEX OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

    ------------------------------------------------------------
    SPECIAL TERM                                            PAGE
    ------------------------------------------------------------
    Accumulation Unit                                          2
    ------------------------------------------------------------
    Annuitant                                                  7
    ------------------------------------------------------------
    Annuity Start Date                                         6
    ------------------------------------------------------------
    Cash Surrender Value                                      10
    ------------------------------------------------------------
    Contract Date                                              6
    ------------------------------------------------------------
    Contract Owner                                             7
    ------------------------------------------------------------
    Contract Value                                            10
    ------------------------------------------------------------
    Contract Year                                              6
    ------------------------------------------------------------
    Death Benefit                                             17
    ------------------------------------------------------------
    Net Investment Factor                                      2
    ------------------------------------------------------------
    Net Rate of Return                                         2
    ------------------------------------------------------------

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

--------------------------------------------------------------------------------
TERM USED IN THIS PROSPECTUS             CORRESPONDING TERM USED IN THE CONTRACT
--------------------------------------------------------------------------------
Accumulation Unit Value                  Index of Investment Experience
--------------------------------------------------------------------------------
Annuity Start Date                       Annuity Commencement Date
--------------------------------------------------------------------------------
Contract Owner                           Owner or Certificate Owner
--------------------------------------------------------------------------------
Contract Value                           Accumulation Value
--------------------------------------------------------------------------------
Transfer Charge                          Excess Allocation Charge
--------------------------------------------------------------------------------
Fixed Interest Allocation                Fixed Allocation
--------------------------------------------------------------------------------
Free Look Period                         Right to Examine Period
--------------------------------------------------------------------------------
Guaranteed Interest Period               Guarantee Period
--------------------------------------------------------------------------------
Subaccount(s)                            Division(s)
--------------------------------------------------------------------------------
Net Investment Factor                    Experience Factor
--------------------------------------------------------------------------------
Regular Withdrawals                      Conventional Partial Withdrawals
--------------------------------------------------------------------------------
Withdrawals                              Partial Withdrawals
--------------------------------------------------------------------------------


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FEES AND EXPENSES
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES(1)

      Surrender Charge....................................................  None

      Transfer Charge........................................  $25 per transfer, if you make more than 12 transfers in a contract year. (2)

      (1) If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.

      (2)   We currently do not impose this charge, but may do so in the future.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

SEPARATE ACCOUNT ANNUAL CHARGES(3)

      Mortality & Expense Risk Charge....................................  0.35%
      Asset-Based Administrative Charge..................................  0.15%
                                                                           -----
        Total............................................................  0.50%

      (3) As a percentage of average daily assets in each subaccount. The mortality and expense risk charge and the asset-based administrative charge are deducted daily.

TRUST OR FUND EXPENSES

The next item shows the minimum and maximum total operating expenses charged by the Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund's fees and expenses is contained in the prospectus for each Trust or Fund.


     -----------------------------------------------------------------------------------------------------------------
     TOTAL ANNUAL TRUST OR FUND OPERATING EXPENSES (4)                                 MINIMUM           MAXIMUM
     -----------------------------------------------------------------------------------------------------------------
     (expenses that are deducted from Trust or Fund assets, including management fees, distribution and/or service (12b-1) fees(5), and other
     expenses):                                                                         0.54%              1.78%
     -----------------------------------------------------------------------------------------------------------------

(4) The minimum and maximum total operating expenses charged by a Trust or Fund including applicable expense reimbursement or fee waiver arrangements would also be 0.54% to 1.78%. The expense reimbursement or fee arrangement reflected is expected to continue through May 1, 2006.


(5) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund or Trust prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.


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Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the example below.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Trusts or Funds. The Example reflects the deduction of a mortality and expense risk charge and an asset-based administrative charge

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


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    If you surrender your contract at the end of the applicable time period:
--------------------------------------------------------------------------------
    1 year               3 years              5 years              10 years
     $232                 $715                 $1,225               $2,626
--------------------------------------------------------------------------------


Compensation is paid for the sale of the Contracts. For information about this compensation, see "Selling the Contract."

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CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

ACCUMULATION UNIT

We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Tables containing (i) the accumulation unit value history of each subaccount of ING USA Separate Account B offered in this prospectus, and (ii) the total investment value history of each subaccount are presented in Appendix A -- Condensed Financial Information.

THE NET INVESTMENT FACTOR

The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

      1) We take the net asset value of the subaccount at the end of each business day.

      2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

      3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

      4) We then subtract the applicable daily mortality and expense risk charge and the daily asset-based administrative charge from the subaccount.

Calculations for the subaccounts are made on a per share basis.

The Net Rate of Return equals the Net Investment Factor minus one.


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PERFORMANCE INFORMATION

From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Asset subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods less than one year. Total return figures will be based on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the Liquid Asset subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Asset subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period. YOU SHOULD BE AWARE THAT THERE IS NO GUARANTEE THAT THE LIQUID ASSET SUBACCOUNT WILL HAVE A POSITIVE OR LEVEL RETURN.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and
(iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

FINANCIAL STATEMENTS


The statement of assets and liabilities of Separate Account B as of December 31, 2004, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended are included in the Statement of Additional Information. The consolidated financial statements and schedules of ING USA Annuity and Life Insurance Company, as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004 are included in the Statement of Additional Information.



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ING USA ANNUITY AND LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


ING USA Annuity and Life Insurance Company, ("ING USA") is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. ("Lion Connecticut"), which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. ING USA's consolidated financial statements appear in the Statement of Additional Information.

Lion Connecticut is the holding company for , Directed Services, Inc., the investment manager of the ING Investors Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management, Co., portfolio managers of the ING Investors Trust, and the investment managers of the ING Variable Insurance Trust and ING Variable Products Trust and ING Variable Product Portfolios, respectively. ING also owns Baring International Investment Limited, another portfolio manager of the ING Investors Trust.


Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

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ING USA SEPARATE ACCOUNT B
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ING USA Separate Account B, ("Separate Account B") was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account B but such assets are kept separate from our other accounts.


Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

NOTE: We currently offer other variable annuity contracts that invest in Separate Account B but are not discussed in this prospectus. Separate Account B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see "The Annuity Contract -- Addition, Deletion, or Substitution of Subaccounts and Other Changes."

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THE TRUSTS AND FUNDS
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YOU WILL FIND INFORMATION ABOUT THE TRUSTS AND FUNDS CURRENTLY AVAILABLE UNDER
YOUR CONTRACT IN APPENDIX B -- THE INVESTMENT PORTFOLIOS. A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH TRUST OR FUND MAY BE OBTAINED BY CALLING OUR CUSTOMER SERVICE CENTER AT 800-366-0066. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

Certain funds are designated as "Master-Feeder" or "LifeStyle Funds". Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. See "Trust and Fund Expenses". Also, you should discuss with your registered representative whether the LifeStyle Funds are appropriate for you, particularly if you are a conservative investor.


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If, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts or Funds conflict, we, the Boards of Trustees or Directors of the Trusts or Funds, and any other insurance companies participating in the Trusts of Funds will monitor events to identify and resolve any material conflicts that may arise.

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CHARGES AND FEES
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We deduct the Contract charges described below to compensate us for our cost and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administrating the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a Contract charge will not always correspond to the actual costs associated with the charge. In the event there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

CHARGE DEDUCTION SUBACCOUNT

You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Liquid Asset subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, the charges will be deducted as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

CHARGES DEDUCTED FROM THE CONTRACT VALUE

We deduct the following charges from your contract value:

      NO SURRENDER CHARGE. We do not deduct any surrender charges for withdrawals.

      PREMIUM TAXES. We may make a charge for state and local premium taxes depending your state of residence. The tax can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value on the annuity start date. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract or on the annuity start date.

      TRANSFER CHARGE. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. If such a charge is assessed, we would deduct the charge from the subaccounts and the Fixed Interest Allocations from which each such transfer is made in proportion to the amount being transferred from each such subaccount and Fixed Interest Allocation unless you have chosen to have all charges deducted from a single subaccount. The charge will not apply to any transfers due to the election of dollar cost averaging, auto rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose.


REDEMPTION FEES. If applicable, we may deduct the amount of any redemption fees imposed by the underlying portfolios as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value.



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CHARGES DEDUCTED FROM THE SUBACCOUNTS

      MORTALITY AND EXPENSE RISK CHARGE. The mortality and expense risk charge is deducted each business day. The charge, on an annual basis, is equal to 0.35% of the assets you have in each subaccount. The charge is deducted on each business day at the rate of .000961% for each day since the previous business day.

      ASSET-BASED ADMINISTRATIVE CHARGE. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. The charge is deducted on each business day at the rate of .000411% for each day since the previous business day. This charge is deducted daily from your assets in each subaccount.

TRUST AND FUND EXPENSES


Each fund deducts management fees from the amounts allocated to the funds. In addition, each fund deducts other expenses which may include service fees which are used to compensate service providers, including the Company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. FOR A MORE COMPLETE DESCRIPTION OF THE FUNDS' FEES AND EXPENSES, REVIEW EACH FUND'S PROSPECTUS.

The Company, or its U.S. affiliates, receives from each of the funds or the funds' affiliates varying levels and types of revenue with respect to each of the funds available through the Contract. In terms of total dollar amounts received, the greatest amount of revenue comes from assets allocated to funds managed by ING Investments, LLC or other Company affiliates, which funds may or may not also be sub-advised by another Company affiliate. Assets allocated to funds managed by a Company affiliate, Directed Services, Inc., for example, but which are sub-advised by unaffiliated third parties generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue.

TYPES OF REVENUE RECEIVED FROM AFFILIATED FUNDS

Affiliated funds are (a) funds managed by ING Investments, LLC or other Company affiliates, which may or may not also be sub-advised by a Company affiliate; and
(b) funds managed by a Company affiliate but which are sub-advised by unaffiliated third parties.

Revenues received by the Company from affiliated funds include:

      o     Service fees that are deducted from fund assets.

      o For certain share classes, the Company may also receive compensation paid out of 12b-1 fees that are deducted from fund assets.

      o Additionally, the Company receives other revenues from affiliated funds and/or their affiliates which may be based either on an annual percentage of average net assets held in the fund by the Company or a percentage of the management fees. These revenues may be received as cash payments or according to a variety of financial accounting techniques which are used to allocate revenue and profits across ING businesses. For funds sub-advised by unaffiliated third parties, once the sub-adviser has been paid, the adviser may share a portion of the remaining management fee with the Company. Because sub-advisory fees vary by sub-adviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company.

TYPES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS

Revenues received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and
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Revenues received by the Company from unaffiliated funds include:

      o For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets.

      o We may also receive additional payments for administrative, recordkeeping or other services which we provide to the funds or their affiliates or as an incentive for us to make the funds available through the Contract. These additional payments may be used by us to finance distribution of the Contract.

The following table shows the unaffiliated fund families which have funds currently offered through the Contract, ranked according to total dollar amounts they paid to the Company or its affiliates in 2004:


      Fidelity Variable Insurance Products Portfolio
      ProFunds VP
      AIM Variable Insurance Funds
      Liberty Variable Insurance Trust


If the revenues received from affiliated funds were included in the table above, payments to the Company or its affiliates by ING Investments, LLC and other Company affiliates would be at the top of the list.

Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.


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THE ANNUITY CONTRACT
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The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trusts and Funds through Separate Account B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account. See Appendix C and the Fixed Account I prospectus for more information on the Fixed Interest Allocation and Fixed Account.

CONTRACT DATE AND CONTRACT YEAR

The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

ANNUITY START DATE

The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.


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CONTRACT OWNER

You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract.


The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the annuity start date, we will pay the beneficiary the death benefit then due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the annuity start date, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation. See "Joint Owner" below.


If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, we will treat this as a change of contract owner for determining the death benefit (likely a taxable event).

      JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit is paid upon the death of the first of the joint owners to die. If any owner's age is 86 or greater, the death benefit guarantee will be lost. Unless otherwise specified, the term "age" when used for joint owners shall mean the age of the oldest owner.

ANNUITANT

The annuitant is the person designated by you to be the measuring life in determining annuity payments. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. If the annuitant dies before the annuity start date, and a contingent annuitant has been named, the contingent annuitant becomes the annuitant (unless the contract owner is not an individual, in which case the death benefit becomes payable).

When the annuitant dies before the annuity start date, and there is no contingent annuitant, the contract owner will become the annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant.

If there is no contingent annuitant when the annuitant dies before the annuity start date and the contract owner is not an individual, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.


Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax advisor for more information if the contract owner is not an individual.


BENEFICIARY

The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).


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If the beneficiary dies before the annuitant or the contract owner, we pay the death benefit proceeds to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries, unless you indicate otherwise in writing.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. When an irrevocable beneficiary has been designated, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. You may also restrict a beneficiary's right to elect an annuity option or receive a lump sum payment. If so such rights or options will not be available to the beneficiary.

      CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit. If the new owner's age is greater than 85, the death benefit will be the cash surrender value. The new owner's death will determine when a death benefit is payable.

A change of owner likely has tax consequences. See "Federal Tax Considerations in this prospectus.

PURCHASE AND AVAILABILITY OF THE CONTRACT

The Contract is available only in connection with a non-discretionary asset-based fee brokerage account. We will issue a Contract only if both the annuitant and the contract owner are not older than age 85.


The initial premium payment must be $10,000 or more ($1,500 for qualified Contracts). You may make additional payments of at least $500 or more ($50 for qualified Contracts) at any time after the free look period and up to the contract anniversary after your 85th birthday. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. Any initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval.


The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. YOU SHOULD NOT BUY THIS CONTRACT: (I) IF YOU ARE LOOKING FOR A SHORT-TERM INVESTMENT; (II) IF YOU CANNOT RISK GETTING BACK LESS MONEY THAN YOU PUT IN; OR (III) IF YOUR ASSETS ARE IN A PLAN WHICH PROVIDES FOR TAX-DEFERRAL AND YOU SEE NO OTHER REASON TO PURCHASE THIS CONTRACT.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See "Fees and Expenses" in this prospectus.

We and our affiliates offer other variable products that may offer some of the same investment portfolios. These products have different benefits and charges, and may or may not better match your needs. If you are interested in learning more about these other products, contact our Customer Service Center or you registered representative.

CREDITING OF PREMIUM PAYMENTS

We will process your initial premium within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed. If you choose to have us hold the premium payment, it will be held in a non-interest bearing account.


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We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will consider the application incomplete. For initial premium payments designated for a subaccount of Separate Account B, we will credit the payment at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccounts of Separate Account B specified by you within 2 business days.


If your premium payment was transmitted by wire order from your broker/dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker/dealer.

      1) If either your state or broker/dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid.

      2) If your state and broker/dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with a Contract Acknowledgement and Delivery Statement for your execution. Until our Customer Service Center receives the executed Contract Acknowledgement and Delivery Statement, neither you nor the broker/dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).


We will ask about any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro-rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro-rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, we will credit the payment designated for a subaccount of Separate Account B at the accumulation unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.


In some states, we may require that an initial premium designated for a subaccount of Separate Account B or the Fixed Account be allocated to a subaccount specially designated by the Company (currently, the Liquid Asset subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.


We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $500, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.


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ADMINISTRATIVE PROCEDURES


We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the accumulation value next determined only after you have met all administrative requirements. Please be advised that with regard to withdrawal requests, the risk of a fraudulent transaction is increased by the use of a facsimile withdrawal request form, even if appropriate identifying information is provided.


CONTRACT VALUE

We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (a) the contract value in the Fixed Interest Allocations, and (b) the contract value in each subaccount in which you are invested.

CONTRACT VALUE IN FIXED INTEREST ALLOCATIONS. The contract value in your Fixed Interest Allocation is the sum of premium payments allocated to the Fixed Interest Allocation under the Contract, plus contract value transferred to the Fixed Interest Allocation, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such withdrawal), contract fees (including, in some cases, fees for optional benefit riders) and premium taxes.

CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Asset subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

      (1) We take the contract value in the subaccount at the end of the preceding business day.

      (2) We multiply (1) by the subaccount's Net Rate of Return since the preceding business day.

      (3)   We add (1) and (2).

      (4) We add to (3) any additional premium payments, and then add or subtract any transfers to or from that subaccount.

      (5) We subtract from (4) any withdrawals, and any related charges, and then subtract any contract fees (including any rider charges) and premium taxes.

CASH SURRENDER VALUE

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. See Appendix C and the Fixed Account I prospectus for a description of the calculation of values under any Fixed Interest Allocation. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we adjust for any Market Value Adjustment, then we deduct any charge for premium taxes, and any other charges incurred but not yet deducted.


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SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE

You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender is effective on the date we receive your written request and the Contract at our Customer Service Center. After we receive all paperwork required for us to process your surrender, we will determine and pay the cash surrender value at the price next determined. Once paid, all benefits under the Contract will terminate. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Assets subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Surrendering the Contract may have tax consequences. See "Federal Tax Considerations."

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

THE SUBACCOUNTS

Each of the subaccounts of Separate Account B offered under this prospectus invests in an investment portfolio with its own distinct investment objectives and policies. Each subaccount of Separate Account B invests in a corresponding portfolio of a Trust or Fund.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES

We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract and compliance with regulatory requirements.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you elected the dollar cost averaging, systematic withdrawals, or automatic rebalancing programs or if you have other outstanding instructions, and we substitute or otherwise eliminate a portfolio subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces.

We also reserve the right to: (i) deregister Separate Account B under the 1940 Act; (ii) operate Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account B; and (v) combine Separate Account B with other accounts.

We will provide you with written notice before we make any of these changes.

THE FIXED ACCOUNT

The Fixed Account is a segregated asset account which contains the assets that support a contract owner's Fixed Interest Allocations. See Appendix C and the Fixed Account I prospectus for more information.

OTHER CONTRACTS


We and our affiliates offer various other products with different features and terms than the Contracts, and that may offer some or all of the same investment portfolios. These products have different benefits, fees and charges, and may or may not better match your needs. Please note that some of the Company's management personnel and certain other employees may receive a portion of their employment compensation based on the amount of Contract values allocated to investment portfolios of Trusts or Funds affiliated with ING. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact our Customer Service Center or your registered representative.



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WITHDRAWALS
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Any time during the accumulation phase and before the death of the owner, you may withdraw all or part of your money. Keep in mind that if you request a withdrawal for more than 90% of the cash surrender value, and the remaining cash surrender value after the withdrawal is less than $2,500, we will treat it as a request to surrender the Contract.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which to withdraw amounts, otherwise we will make the withdrawal on a pro-rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued. You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax adviser. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Asset subaccount) prior to processing the withdrawal. This transfer will not affect the withdrawal amount you receive.

CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

We offer the following three withdrawal options:

REGULAR WITHDRAWALS

After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal you take from a Fixed Interest Allocation that is taken more than 30 days before its maturity date. See Appendix C and the Fixed Account I prospectus for more information on the application of Market Value Adjustment.

SYSTEMATIC WITHDRAWALS


You may choose to receive automatic systematic withdrawal payments (1) from the contract value in the subaccounts in which you are invested, or (2) from the interest earned in your Fixed Interest Allocations. You may not elect the systematic withdrawal option if you are taking IRA withdrawals. Systematic withdrawals may be taken monthly, quarterly or annually. You decide when you would like systematic payments to start as long as it is at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th day of the month, your systematic withdrawal will be made on the first day of each month.


Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (1) a fixed dollar amount, or (2) an amount based on a percentage of your contract value. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:


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             --------------------------------------------------------
                                        MAXIMUM PERCENTAGE
             FREQUENCY                   OF CONTRACT VALUE
             --------------------------------------------------------
             Monthly                          1.25%
             Quarterly                        3.75%
             Annually                        15.00%
             --------------------------------------------------------

If your systematic withdrawal is a fixed dollar amount and the amount to be withdrawn would exceed the applicable maximum percentage of your contract value on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage, consider the Fixed Dollar Systematic Withdrawal Feature which you may add to your regular fixed dollar systematic withdrawal program.

If your systematic withdrawal is based on a percentage of your contract value and the amount to be withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

We limit systematic withdrawals from Fixed Interest Allocations to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal. You may not elect the systematic withdrawal option if you are taking IRA withdrawals.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary's lifetime ("stretch"). "Stretch" payments will be subject to the same limitations as systematic withdrawals, and non-qualified "stretch" payments will be reported on the same basis as other systematic withdrawals.

      FIXED DOLLAR SYSTEMATIC WITHDRAWAL FEATURE. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount regardless of any Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to a maximum of 15% of your contract value as determined on the day we receive your election of this feature. We will not recalculate the maximum limit when you make additional premium payments, unless you instruct us to do so. We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply any Market Value Adjustment directly to your contract value (rather than to the withdrawal) so that the amount of each systematic withdrawal remains fixed.


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Flat dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Internal Revenue Code (the "Code") may exceed the maximum. Such withdrawals are subject to Market Value Adjustments when they exceed the applicable maximum percentage.

IRA WITHDRAWALS

If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by Federal tax law, distributions adequate to satisfy the requirements imposed by Federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the Statement of Additional Information. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value. You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending us satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

An IRA withdrawal from a Fixed Interest Allocation in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment.

CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

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TRANSFERS AMONG YOUR INVESTMENTS
--------------------------------------------------------------------------------

Between the end of the free look period and the annuity start date, you may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations. We currently do not charge you for transfers made during a contract year, but reserve the right to charge $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so.

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount.


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To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. We will determine transfer values at the end of the business day in which the transfer request is received at our Customer Service Center. If we receive a transfer request after 4:00 p.m. eastern time or the close of regular trading of the New York Stock Exchange, we will make the transfer on the next business day. Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.

LIMITS IMPOSED BY UNDERLYING FUNDS. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a premium payment to a subaccount if the subaccount's investment in its corresponding fund is not accepted by the fund for any reason.


LIMITS ON FREQUENT OR DISRUPTIVE TRANSFERS. The Contract is not designed to serve as a vehicle for frequent trading. Frequent trading can disrupt management of a fund and raise its expenses through: 1) increased trading and transaction costs; 2) forced and unplanned portfolio turnover; 3) lost opportunity costs; and 4) large asset swings that decrease the fund's ability to provide maximum investment return to all contract owners. This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies and make frequent transfers should not purchase the Contract.

We monitor transfer activity. With regard to frequent transfers, in the event that an individual's or organization's transfer activity:

1.    exceeds our then-current monitoring standard for frequent trading;

2. is identified as problematic by an underlying fund even if the activity does not exceed our monitoring standard for frequent trading; or

3. if we determine in our sole discretion that such transfer activity may not be in the best interests of other contract owners,

we will take the following actions to deter such activity. Upon the first violation, we will send a one time warning letter. A second violation will result in the suspension of trading privileges via facsimile, telephone, email and internet, and limit trading privileges to submission by regular U.S. mail for a period of six months. At the end of that period, trading privileges will be reinstated. If there is another violation after such rights are reinstated, we will suspend such privileges permanently. We will notify you in writing if we take any of these actions.

With regard to transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract owners, we will also take the following actions, without prior notice:
(1) not accepting transfer instructions from an agent acting on behalf of more than one contract owner; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract owner at a time.

Our current definition of frequent trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs, transfers involving funds that affirmatively permit short-term trading in their fund shares, such as the ProFund portfolios, movement between such funds and the Liquid Assets Portfolio, and transfers involving certain de minimis amounts when determining whether trading activity is excessive. We reserve the right to modify our general standard, or the standard as it may apply to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify such standard, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.



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In addition, if, due to the excessive dollar amounts of trades, even though not within our then current definition of frequent trading, an individual's or organization's transfer activity is determined, in our sole discretion, to be disruptive, we will take the same actions as are described above to limit frequent transfers.

The Company does not allow waivers to the above policy. Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity.

WE CURRENTLY REQUIRE THAT ORDERS RECEIVED VIA FACSIMILE TO EFFECT TRANSACTIONS IN SUBACCOUNTS THAT INVEST IN PROFUND PORTFOLIOS BE RECEIVED AT OUR CUSTOMER SERVICE CENTER NO LATER THAN 3 P.M. EASTERN TIME.


DOLLAR COST AVERAGING

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in (i) the Liquid Assets subaccount, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively for use with the dollar cost averaging program. The DCA Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest Allocation. A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Liquid Assets subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by
6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount. We will transfer all your money allocated to that source account into the subaccount(s) in equal payments over the selected 6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

Transfers from a Fixed Interest Allocation or a DCA Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest Allocation, we will transfer the remaining money to the Liquid Assets subaccount. Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation.

If you do not specify to which subaccounts you want to transfer the dollar amount of the source account, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.


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We may in the future offer additional subaccounts or withdraw any subaccount or
Fixed Interest Allocation to or from the dollar cost averaging program or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

AUTOMATIC REBALANCING

If you have at least $10,000 of contract value invested in the subaccounts of Separate Account B, you may elect to have your investments in the subaccounts automatically rebalanced. We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro-rata. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. Transfers made pursuant to automatic rebalancing do not count toward the 12-transfer limit on free transfers.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro-rata basis. Additional premium payments and partial withdrawals effected on a pro-rata basis will not cause the automatic rebalancing program to terminate.

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DEATH BENEFIT
--------------------------------------------------------------------------------

DEATH BENEFIT DURING THE ACCUMULATION PHASE

During the accumulation phase, a death benefit is payable when either the annuitant (when contract owner is not an individual), the contract owner or the first of joint owners dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of death, the amount of benefit payable in the future may be affected. The proceeds may be received in a single sum or applied to any of the annuity options, or, if available, paid over the beneficiary's lifetime. (See "Systematic Withdrawals" above). A beneficiary's right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary.

If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. Unless you elect otherwise, the distribution will be made into an interest bearing account, backed by our general account that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. We will generally distribute death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death." For information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death."

The Death Benefit under the Contract is the greatest of (i) your contract value prior to death; (ii) total premium payments reduced by a pro-rata adjustment for any withdrawal; and (iii) the cash surrender value.

DEATH BENEFIT DURING THE INCOME PHASE

If any contract owner or the annuitant dies after the annuity start date, the Company will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.


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CONTINUATION AFTER DEATH -- SPOUSE

If at the contract owner's death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the contract as his or her own, the following will apply:

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value on that date is greater than zero, we will add such difference to the contract value. We will allocate such addition to the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the addition to the Liquid Assets subaccount, or its successor. Such addition to contract value will not affect the guaranteed death benefit or any living benefit rider values. Any addition to contract value is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the contract elects to continue the contract as his or her own.

The death benefits under each of the available options will continue, based on the surviving spouse's age on the date that ownership changes.

CONTINUATION AFTER DEATH -- NOT A SPOUSE

If the beneficiary or surviving joint owner is not the spouse of the owner, the contract may continue in force subject to the required distribution rules of the Code. See next section, "Required Distributions Upon Contract Owner's Death."

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the addition will be allocated to the Liquid Assets subaccount, or its successor.

The death benefit will then terminate. At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. No additional premium payments may be made.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH

We will not allow any payment of benefits provided under a non-qualified Contract which does not satisfy the requirements of Section 72(s) of the Code.

If any contract owner of a non-qualified contract dies before the annuity start date, the death benefit payable to the beneficiary (calculated as described under "Death Benefit Choices" in this prospectus) will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by ING USA will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

If we do not receive an election from a nonspouse owner's beneficiary within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner's date of death. Such cash payment will be in full settlement of all our liability under the Contract.


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If the contract owner dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If the Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner and the surviving joint owner will become the beneficiary of the Contract.

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THE ANNUITY OPTIONS
--------------------------------------------------------------------------------

ANNUITIZATION OF YOUR CONTRACT

If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option you chose. You may change an annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value, adjusted for any applicable Market Value Adjustment, on the annuity start date in accordance with the annuity option you chose.

You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner's death or the annuitant's death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate) under applicable law, the total contract value applied to periodic income payments, and the applicable payment rate.

Our approval is needed for any option where:

      (1) The person named to receive payment is other than the contract owner or beneficiary;

      (2)   The person named is not a natural person, such as a corporation; or

      (3) Any income payment would be less than the minimum annuity income payment allowed.


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SELECTING THE ANNUITY START DATE


You select the annuity start date, which is the date on which the annuity payments commence. Unless we consent, the annuity start date must be at least 5 years from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later.


If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. For more information, see "Federal Tax Considerations" and the Statement of Additional Information. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 70 1/2 (or, in some cases, retire). Distributions may be made through annuitization or withdrawals. You should consult a tax adviser for tax advice before investing.

FREQUENCY OF ANNUITY PAYMENTS

You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

BENEFICIARY RIGHTS

A beneficiary's right to elect an annuity option or receive a lump sum may have been restricted by the contract owner. If so, such options will not be available to the beneficiary.

THE ANNUITY OPTIONS

We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable, although only fixed payments are currently available. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company's general account.

      OPTION 1. INCOME FOR A FIXED PERIOD. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59 1/2.

      OPTION 2. INCOME FOR LIFE WITH A PERIOD CERTAIN. Under this option, we make payments for the life of the annuitant in equal monthly installments and guarantee the income for at least a period certain such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount applied. If the person named lives beyond the guaranteed period, we will continue payments until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person's age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them.

      OPTION 3. JOINT LIFE INCOME. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available if you ask for them.

      OPTION 4. ANNUITY PLAN. Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the Investment Company Act of 1940, it will comply with the requirements of such Act.


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PAYMENT WHEN NAMED PERSON DIES

When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and ING USA. The amounts we will pay are determined as follows:

      (1) For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. We will base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2.

      (2) For Option 3, no amounts are payable after both named persons have died.

      (3) For Option 4, the annuity option agreement will state the amount we will pay, if any.

--------------------------------------------------------------------------------
OTHER CONTRACT PROVISIONS
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REPORTS TO CONTRACT OWNERS

We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies contained in the report or in any confirmation notices. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange is closed; (2) when trading on the New York Stock Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account B's net assets; or (4) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

IN CASE OF ERRORS IN YOUR APPLICATION

If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or gender.

ASSIGNING THE CONTRACT AS COLLATERAL

You may assign a non-qualified Contract as collateral security for a loan but understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES APPLICABLE TAX LAW

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. You will be given advance notice of such changes.


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FREE LOOK

You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, (i) we adjust your contract value for any market value adjustment (if you have invested in the Fixed Account), and (ii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Asset subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and cancellation request. We determine your contract value at the close of business on the day we receive your written request. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

SPECIAL ARRANGEMENTS

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

SELLING THE CONTRACT


Our affiliate, Directed Services, Inc. ("DSI"), 1475 Dunwoody Drive, West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ING USA contracts. DSI, a New York corporation, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

DSI does not retain any commissions or compensation paid to it by ING USA for Contract sales. DSI enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products ("selling firms"). Selling firms are also registered with the SEC and are NASD member firms.

DSI pays selling firms compensation for the promotion and sale of the Contracts. Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by DSI to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

DSI pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. However, because this Contract is available only in connection with a non-discretionary asset-based fee brokerage account, compensation is based on Contract value only. Selling firms may receive ongoing annual compensation of up to 0.10% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on their firm's practices. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, DSI may pay or allow other promotional incentives or payments in the form of cash or other compensation to selling firms.

DSI may also enter into special compensation arrangements with certain selling firms based on those firms' aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.



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In addition to the direct cash compensation for sales of contracts described above, DSI may also pay selling firms additional compensation or reimbursement for their efforts in selling Contracts to you and other customers, including for, among other things, training of sales personnel, marketing or other sales-related services they provide to us or our affiliates. This compensation or reimbursement is not reflected in the fees and expenses listed in the Fund Expense Table in this prospectus and may take the form of:

      o     Marketing allowances;

      o Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products, including holding training programs at our expense;

      o Sponsorship payments to support attendance at meetings by registered representatives who sell our products;

      o Reimbursement for the cost of attendance by registered representatives at conventions that we sponsor.

The following is a list of the top 25 selling firms that, during 2004, received the largest dollar amounts, in the aggregate, from DSI in connection with the sale of annuity contracts, ranked by total dollars received:


 1.   UBS Financial Services Inc          14.  Financial Network Investment Corp
 2.   Morgan Stanley Dean Witter          15,  McDonald & Company
 3.   Linsco Private Ledger               16.  RBC Dain Rauscher
 4,   Merrill Lynch                       17.  Mutual Service Corporation
 5.   Citigroup Global Markets            18.  First Financial Planners, Inc
 6.   Wachovia Securities                 19.  Securities America
 7.   ING Financial Partners              20.  Investors Capital
 8.   Planning Corporation of America     21.  Wells Fargo Investments, LLC
 9.   National Planning Corporation       22.  Waterstone Financial
 10.  PrimeVest                           23.  Commonwealth Financial Network
 11.  A.G. Edwards                        24.  Quick & Reilly, Inc.
 12.  ING Financial Advisers, LLC         25.  NFP Securities Inc
 13.  Multi-Financial Securities Corp


DSI may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of Contract values.

Affiliated selling firms may include Bancnorth Investment Group, Inc. Baring Investment Services, Inc., Financial Network Investment Corporation, Guaranty Brokerage Services, Inc., ING America Equities, Inc., ING DIRECT Securities, Inc., ING Financial Advisers LLC, ING Financial Markets, LLC., ING Financial Partners, Inc., ING Funds Distributor, LLC, ING Investment Management Services, LLC, Multi-Financial Securities Corporation, PrimeVest Financial Services, Inc. and Systematized Benefits Administrators, Inc.

We do not pay any additional compensation on the sale or exercise of any of the Contract's optional benefit riders offered in this prospectus.

This is a general discussion of the types and levels of compensation paid by us for sales of annuity contracts. It is important for you to know that the payment of volume-based compensation to a selling firm or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company.



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OTHER INFORMATION
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VOTING RIGHTS

We will vote the shares of a Trust owned by Separate Account B according to your instructions. However, if the Investment Company Act of 1940 or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Separate Account B which are not attributable to contract owners in the same proportion.

STATE REGULATION

We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS

We are not aware of any pending legal proceedings which involve Separate Account B as a party.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

Directed Services, Inc., the principal underwriter and distributor of the contract, is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

INDUSTRY DEVELOPMENTS - TRADING

As with many financial services companies, the Company and affiliates of the Company have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. The Company is also reviewing its policies and procedures in this area.

EXPERTS


The audited consolidated financial statements and schedules of the Company as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004, and the statement of assets and liabilities of Separate Account B as of December 31, 2004 and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, included in the SAI and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon included in the SAI and in the Registration Statement, and are included in reliance on such reports given on the authority of such firm as experts in accounting and auditing.



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FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

INTRODUCTION

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

      o Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

      o Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

      o This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, foreign taxes or any other tax provisions; and

      o We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

TYPES OF CONTRACTS: NON-QUALIFIED OR QUALIFIED

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Code.

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(a), 403(b), 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on your tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment. Some retirement plans are subject to additional distribution and other requirements that are not incorporated into our Contract. Because the Plan is not part of the Contract, we are not bound by any Plan's terms or conditions. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAXATION OF NON-QUALIFIED CONTRACTS

      TAXATION PRIOR TO DISTRIBUTION

      We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to receive deferral of taxation, the following requirements must be satisfied:


            DIVERSIFICATION. Internal Revenue Code Section 817(h) requires investments of a variable account be adequately diversified in order for a contract to be treated as an annuity contract for federal income tax purposes. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification. To be adequately diversified, each variable investment option must meet certain tests. Each sub-account's corresponding fund has represented that it will meet the diversification standards that apply to your policy. We therefore believe that Separate Account B, through the subaccounts, will satisfy these diversification requirements.



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            INVESTOR CONTROL. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.


            REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts.

            NON-NATURAL PERSONS. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser.

            DELAYED ANNUITY STARTING DATE. If the Contract's annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

      TAXATION OF DISTRIBUTIONS


            GENERAL. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made. The contract value that applies for this purpose is unclear in some respects. For example, the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such benefits. As a result, you could have higher amounts of income than will be reported to you.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's cost basis in the contract.


            10% PENALTY TAX. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

                  o     made on or after the taxpayer reaches age 59 1/2;


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                  o     made on or after the death of a contract owner;

                  o     attributable to the taxpayer's becoming disabled; or

                  o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

            TAX-FREE EXCHANGES. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the "investment in the contract" in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

                  o First, from any remaining "investment in the contract" made prior to August 14, 1982 and exchanged into the Contract;

                  o Next, from any "income on the contract" attributable to the investment made prior to August 14, 1982;

                  o     Then, from any remaining "income on the contract"; and

                  o     Lastly, from any remaining "investment in the contract".


The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a non-qualified annuity into a deferred annuity or an immediate annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.


            TAXATION OF ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.


            DEATH BENEFITS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or
(ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments. The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.



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            ASSIGNMENTS AND OTHER TRANSFERS. A transfer, pledge or assignment of ownership of a Contract, or the designation of an annuitant or payee other than an owner, may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser as to the tax consequences.

            IMMEDIATE ANNUITIES. Under section 72 of the Tax Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. Treatment as an immediate annuity will have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain policy exchanges.


            MULTIPLE CONTRACTS. The tax law requires that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

            WITHHOLDING. We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding will be mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.


TAXATION OF QUALIFIED CONTRACTS

      GENERAL

      The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn. When an annuity contract is used to fund one of these tax qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. Tax-qualified retirement arrangements under Tax Code sections 401(a), 401(k), 403(a), 403(b) or governmental 457 plans also generally defer payment of taxes on earnings until they are withdrawn (or in the case of a non-governmental 457 plan, paid or made available to you or a designated beneficiary). However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your local representative.


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      DISTRIBUTIONS - GENERAL


      For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. Please note that required minimum distributions under qualified Contracts may be subject to surrender charges and/or market value adjustment, in accordance with the terms of the Contract. This could affect the amount that must be taken from the Contract in order to satisfy required minimum distributions.


      DIRECT ROLLOVERS


      If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a tax-sheltered annuity under section 403(b) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any "eligible rollover distribution" from the Contract will be subject to the direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).


Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

      CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

      Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

      INDIVIDUAL RETIREMENT ANNUITIES - GENERAL

      Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.


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      INDIVIDUAL RETIREMENT ANNUITIES - DISTRIBUTIONS

      All distributions from a traditional IRA are taxed as received unless either one of the following is true:

            o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

            o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.


To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate the following:


            o     Start date for distributions;


            o The time period in which all amounts in your account(s) must be distributed; and


            o     Distribution amounts.


Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:


            o Over your life or the joint lives of you and your designated beneficiary; or

            o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.


The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.


The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply after your death.


If your death occurs on or after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the required minimum distributions at your death. The death benefit under the contract and also certain other contract benefits, such as living benefits, may affect the amount of the required minimum distribution that must be taken.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2005, your entire balance must be distributed to the designated beneficiary by December 31, 2010. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:



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            o     Over the life of the designated beneficiary; or

            o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

            o December 31 of the calendar year following the calendar year of your death; or

            o December 31 of the calendar year in which you would have attained age 70 1/2.

      ROTH IRAS - GENERAL

      Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

      ROTH IRAS - DISTRIBUTIONS

      A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

            o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

            o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

      TAX SHELTERED ANNUITIES - GENERAL


      The Contracts may be used by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Code section 403(b) plans. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a Contract that will provide an annuity for the employee's retirement. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and other specified circumstances. 403(b) plans may be subject to additional distribution and other requirements that are not incorporated into our Contract.

In addition, the Treasury proposed 403(b) regulations in November, 2004 which, if finalized, do not take effect until after 2005. These proposed regulations may not be relied upon until they become final. The proposed regulations include rules governing the ability of a 403(b) plan to be terminated which would entitle a participant to a distribution, a revocation of IRS Revenue Ruling 90-204 which would increase restrictions on a participant's right to transfer his or her 403(b) account, the imposition of withdrawal restrictions on non-salary reduction amounts, as well as other changes. As a result, no attempt is made to provide more than general information about the use of the Contracts with 403(b) plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these 403(b) plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we are not bound by the terms and conditions of such plans to the extent such terms contradict the Contract. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. You should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that Contracts are purchased with proceeds from and/or contributions under 403(b) plans that qualify for the intended special federal income tax treatment.



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      TAX SHELTERED ANNUITIES - LOANS


      Loans may be available if you purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Code ("TSA"). We do not currently permit loans under Section 403(b) Contracts that are subject to ERISA. If your Contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, the Code and other federal and state regulations. The amount and number of loans outstanding at any one time under your TSA are limited, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. Various mandatory repayment requirements apply to loans, and failure to repay generally would result in income to you and the potential application of tax penalties. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.


Any outstanding loan balance impacts the following:

            o Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

            o Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

TAX SHELTERED ANNUITIES - DISTRIBUTIONS

      All distributions from Section 403(b) plans are taxed as received unless either of the following is true:

            o The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code; or

            o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the required minimum amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.


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TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT

The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

ASSIGNMENTS

Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with code section 414(p); or to the Company as collateral for a loan.

TAXATION OF COMPANY

We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.


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In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.


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--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                  TABLE OF CONTENTS


                  Item
                  Introduction
                  Description of ING USA Annuity and Life Insurance Company Safekeeping of Assets
                  The Administrator
                  Independent Auditors
                  Distribution of Contracts
                  Performance Information
                  IRA Partial Withdrawal Option
                  Other Information
                  Consolidated Financial Statements of ING USA Annuity and
                     Life Insurance Company
                  Financial Statements of ING USA Annuity and Life Insurance
                     Company Separate Account B

--------------------------------------------------------------------------------
PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. ADDRESS THE FORM TO OUR CUSTOMER SERVICE CENTER. THE ADDRESS IS SHOWN ON THE PROSPECTUS COVER.


 - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B.

Please Print or Type:

                           __________________________________________________
                           NAME

                           __________________________________________________
                           SOCIAL SECURITY NUMBER

                           __________________________________________________
                           STREET ADDRESS

                           __________________________________________________
                           CITY, STATE, ZIP


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APPENDIX A
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                         CONDENSED FINANCIAL INFORMATION

EXCEPT FOR SUBACCOUNTS WHICH DID NOT COMMENCE OPERATIONS AS OF DECEMBER 31, 2004, THE FOLLOWING TABLES GIVE (1) THE ACCUMULATION UNIT VALUE ("AUV") AT THE BEGINNING OF THE PERIOD, (2) THE AUV AT THE END OF THE PERIOD AND (3) THE TOTAL NUMBER OF ACCUMULATION UNITS OUTSTANDING AT THE END OF THE PERIOD FOR EACH SUBACCOUNT OF ING USA SEPARATE ACCOUNT B AVAILABLE UNDER THE CONTRACT FOR THE INDICATED PERIODS.

                                                                                  2004      2003       2002      2001       2000
                                                                                  ----      ----       ----      ----       ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 0.50%

ING CAPITAL GUARDIAN LARGE CAP VALUE
(Fund first available during September 2000)
AUV at beginning of period                                                      $10.52     $7.73     $10.20    $10.63     $10.77
AUV at end of period                                                            $11.44    $10.52      $7.73    $10.20     $10.63
Number of accumulation units outstanding at end of period                        1,323     1,323        185       185          0
ING CAPITAL GUARDIAN MANAGED GLOBAL
(Fund first available during September 2000)
AUV at beginning of period                                                      $20.51    $15.12     $19.04    $21.72     $23.85
AUV at end of period                                                            $22.64    $20.51     $15.12    $19.04     $21.72
Number of accumulation units outstanding at end of period                        1,151     1,151        953       953        953
ING CAPITAL GUARDIAN SMALL CAP
(Fund first available during September 2000)
AUV at beginning of period                                                      $19.55    $14.00     $18.87    $19.25     $24.08
AUV at end of period                                                            $20.91    $19.55     $14.00    $18.87     $19.25
Number of accumulation units outstanding at end of period                        1,340     1,340      1,141     1,141      1,040
ING HARD ASSETS
(Fund first available during September 2000)
AUV at beginning of period                                                      $24.12    $15.93     $15.88    $18.16     $18.93
AUV at end of period                                                                 0    $24.12     $15.93    $15.88     $18.16
Number of accumulation units outstanding at end of period                            0         0     14,311         0          0
ING LIMITED MATURITY BOND
(Fund first available during September 2000)
AUV at beginning of period                                                      $23.37    $22.84     $21.41    $19.77     $19.20
AUV at end of period                                                            $23.58    $23.37     $22.84    $21.41     $19.77
Number of accumulation units outstanding at end of period                        1,262     5,354      1,262     1,262      1,095
ING LIQUID ASSETS
(Fund first available during September 2000)
AUV at beginning of period                                                      $18.00    $17.96     $17.79    $17.22     $16.94
AUV at end of period                                                                 0    $18.00     $17.96    $17.79     $17.22
Number of accumulation units outstanding at end of period                            0    13,259          0    23,869          0
ING MARSICO GROWTH
(Fund first available during September 2000)
AUV at beginning of period                                                      $14.76    $11.18     $15.95    $22.98     $29.10
AUV at end of period                                                            $16.52    $14.76     $11.18    $15.95     $22.98
Number of accumulation units outstanding at end of period                          808       808        808       808        808
ING MFS TOTAL RETURN
(Fund first available during September 2000)
AUV at beginning of period                                                      $24.07    $20.72     $21.94    $21.95     $20.55
AUV at end of period                                                            $26.62    $24.07     $20.72    $21.94     $21.95
Number of accumulation units outstanding at end of period                          244       244        244       244          0
ING T. ROWE PRICE EQUITY INCOME
(Fund first available during September 2000)
AUV at beginning of period                                                      $28.87    $23.18     $26.84    $26.61     $24.14
AUV at end of period                                                                33    $28.87     $23.18    $26.84     $26.61
Number of accumulation units outstanding at end of period                          875       875        875       875        833
ING VAN KAMPEN GROWTH & INCOME
(Fund first available during September 2000)
AUV at beginning of period                                                      $25.14    $19.76     $23.30    $26.59     $27.08
AUV at end of period                                                            $28.54    $25.14     $19.76    $23.30     $26.59
Number of accumulation units outstanding at end of period                           49        49         49        49          0


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
                                                                                  2004      2003       2002      2001       2000
                                                                                  ----      ----       ----      ----       ----
ING VAN KAMPEN REAL ESTATE
(Fund first available during September 2000)
AUV at beginning of period                                                      $43.58    $31.80     $31.90    $29.64     $27.65
AUV at end of period                                                            $59.73    $43.58     $31.80    $31.90     $29.64
Number of accumulation units outstanding at end of period                           73        73         73        73          0
PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
AUV at beginning of period                                                      $10.00
AUV at end of period                                                            $10.89
Number of accumulation units outstanding at end of period                          224


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APPENDIX B
--------------------------------------------------------------------------------


                            THE INVESTMENT PORTFOLIOS

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are designated as "Master-Feeder" and "LifeStyle Funds". Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.



-------------------------------------------------------------------------------------------------------------------------------
LIST OF FUND NAME CHANGES
-------------------------------------------------------------------------------------------------------------------------------
FORMER FUND NAME                                                  CURRENT FUND NAME
-------------------------------------------------------------------------------------------------------------------------------
ING Capital Guardian Large Cap Value Portfolio                    ING Capital Guardian U.S. Equities Portfolio
-------------------------------------------------------------------------------------------------------------------------------
ING Capital Guardian Small Cap Portfolio                          ING Capital Guardian Small/Mid Cap Portfolio
-------------------------------------------------------------------------------------------------------------------------------
ING Developing World Portfolio                                    ING JPMorgan Emerging Markets Equity Portfolio
-------------------------------------------------------------------------------------------------------------------------------
ING Goldman Sachs Internet Tollkeeper Portfolio                   ING Goldman Sachs Tollkeeper Portfolio
-------------------------------------------------------------------------------------------------------------------------------
ING Hard Assets Portfolio                                         ING Global Resources Portfolio
-------------------------------------------------------------------------------------------------------------------------------
ING Janus Special Equity Portfolio                                ING Janus Contrarian Portfolio
-------------------------------------------------------------------------------------------------------------------------------
ING Mercury Fundamental Growth Portfolio                          ING Mercury LargeCap Growth Portfolio
-------------------------------------------------------------------------------------------------------------------------------
ING MFS Research Portfolio                                        ING Oppenheimer Main Street Portfolio
-------------------------------------------------------------------------------------------------------------------------------
ING UBS U.S. Balanced Portfolio                                   ING UBS U.S. Allocation Portfolio
-------------------------------------------------------------------------------------------------------------------------------
ING VP Bond Portfolio                                             ING VP Intermediate Bond Portfolio
-------------------------------------------------------------------------------------------------------------------------------
ING VP Worldwide Growth Portfolio                                 ING VP Global Equity Dividend Portfolio
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF - Leisure Fund (Series I)                             AIM V.I. Leisure Fund (Series I)
-------------------------------------------------------------------------------------------------------------------------------
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FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING INVESTORS TRUST
      7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
-------------------------------------------------------------------------------------------------------------------------------

ING AIM MID CAP GROWTH PORTFOLIO (Class S)                        Seeks capital appreciation. Normally, invests at least 80%
    INVESTMENT ADVISER:  Directed Services, Inc.                  of its assets in securities of mid-capitalization
    INVESTMENT SUBADVISER: A I M Capital Management, Inc.         companies. May also invest up to 25% in foreign securities.
-------------------------------------------------------------------------------------------------------------------------------

ING ALLIANCE MID CAP GROWTH PORTFOLIO                             Seeks long-term total return. Invests in common stocks of
    (Class S)                                                     middle capitalization companies. Normally invests
    INVESTMENT ADVISER: Directed Services, Inc.                   substantially all of its assets in high-quality common
    INVESTMENT SUBADVISER: Alliance Capital Management, L.P.      stocks that the subadviser expects to increase in value.
-------------------------------------------------------------------------------------------------------------------------------

ING AMERICAN FUNDS GROWTH PORTFOLIO                               Seeks to make your investment grow.  The Portfolio operates
    INVESTMENT ADVISER: ING Investments, LLC                      as a "feeder fund" which invests all of its assets in the
    INVESTMENT SUBADVISER: Capital Research Management Company    "master fund" which is Class 2 shares of the Growth Fund, a series of American Funds Insurance Series(R), a registered open-end investment company.  The master fund invests
                                                                  primarily in common stocks of companies that appear to
                                                                  offer superior opportunities for growth of capital. The
                                                                  Growth Fund is designed for investors seeking long-term
                                                                  capital appreciation through stocks.
-------------------------------------------------------------------------------------------------------------------------------

ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO                        Seeks to make your investment grow and provide you with
    INVESTMENT ADVISER:  ING Investments, LLC                     income over time.  The Portfolio operates as a "feeder
    INVESTMENT SUBADVISER:  Capital Research Management Company   fund" which invests all of its assets in the "master fund"
                                                                  which is Class 2 shares of the Growth-Income Fund, a series of American Funds Insurance Series(R), a registered
                                                                  open-end investment company. The master fund invests
                                                                  primarily in common stocks or other securities which
                                                                  demonstrate the potential for appreciation and/or
                                                                  dividends. The Growth-Income Fund is designed for investors seeking both capital appreciation and income.
-------------------------------------------------------------------------------------------------------------------------------

ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO                        Seeks to make your investment grow over time. The Portfolio
    INVESTMENT ADVISER:  ING Investments, LLC                     operates as a "feeder fund" which invests all of its assets
    INVESTMENT SUBADVISER:  Capital Research  Management Company  in the "master fund" which is Class 2 shares of the
                                                                  International Fund, a series of American Funds Insurance
                                                                  Series(R), a registered open-end investment company. The
                                                                  master fund invests primarily in common stocks of companies located outside the United States. The International Fund
                                                                  is designed for investors seeking capital appreciation
                                                                  through stocks.
-------------------------------------------------------------------------------------------------------------------------------

ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO                     Seeks capital appreciation. Current income is only an
    (Class S)                                                     incidental consideration. Invests primarily in common
    INVESTMENT ADVISER:  Directed Services, Inc.                  stocks traded in securities markets throughout the world.
    INVESTMENT SUBADVISER: Capital Guardian Trust Company         May invest up to 100% of its total assets in securities
                                                                  traded in securities markets outside the United States.
                                                                  Generally invests at least 65% of its total assets in at
                                                                  least three different countries, one of which may be the
                                                                  United States.
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FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
                                                                  Seeks long-term capital appreciation. Invests at least 80%
ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO                      of its assets in equity securities of small/mid
    (Class S)                                                     capitalization ("small/mid-cap") companies.
    (formerly ING Capital Guardian Small Cap Portfolio)
    INVESTMENT ADVISER:  Directed Services, Inc.
    INVESTMENT SUBADVISER: Capital Guardian Trust Company
-------------------------------------------------------------------------------------------------------------------------------
                                                                  Seeks long-term growth of capital and income. Invests,
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO                      under normal market conditions, at least 80% of its assets
    (Class S)                                                     in equity and equity-related securities of issuers located
    (formerly ING Capital Guardian Large Cap Value Portfolio)     in the United States.
    INVESTMENT ADVISER:  Directed Services, Inc.
    INVESTMENT SUBADVISER: Capital Guardian Trust Company
-------------------------------------------------------------------------------------------------------------------------------
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
    (Class S)                                                     Seeks capital appreciation. Dividend income is a secondary
    INVESTMENT ADVISER:  Directed Services, Inc.                  objective. Normally invests at least 80% of its assets in
    INVESTMENT SUBADVISER: Eagle Asset Management, Inc.           equity securities of domestic and foreign issuers that meet quantitative standards relating to financial soundness and high intrinsic value relative to price.
-------------------------------------------------------------------------------------------------------------------------------
ING EVERGREEN HEALTH SCIENCES PORTFOLIO                           A non-diversified Portfolio that seeks long-term capital
    (Class S)                                                     growth.  Normally invests at 80% of its assets in the
                                                                  equity securities of healthcare companies.  May invest in
    INVESTMENT ADVISER: Directed Services, Inc.                   securities of relatively well-known and large companies as
    INVESTMENT SUBADVISER: Evergreen Investment Management        well as small- and medium-sized companies.
    Company, LLC
-------------------------------------------------------------------------------------------------------------------------------
ING EVERGREEN OMEGA PORTFOLIO (Class S)                           Seeks long-term capital growth.  Invests primarily in
                                                                  common stocks and securities convertible into common stocks
    INVESTMENT ADVISER: Directed Services, Inc.                   of U.S. companies across all market capitalizations.  May
    INVESTMENT SUBADVISER: Evergreen Investment Management        invest up to 25% of its assets in foreign securities.
    Company, LLC
-------------------------------------------------------------------------------------------------------------------------------
                                                                  Seeks long-term growth of capital. Normally invests
ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO                         primarily in common stocks and normally invests at least
    (Class S)                                                     80% of assets in securities of companies with medium market
    INVESTMENT ADVISER:  Directed Services, Inc.                  capitalizations.
    INVESTMENT SUBADVISER: Fidelity Management & Research Co.
-------------------------------------------------------------------------------------------------------------------------------
ING FMR(SM) EARNINGS GROWTH PORTFOLIO                             Seeks growth of capital over the long term. Normally
    (Class S)                                                     invests primarily in common stocks. Invests the assets in
    INVESTMENT ADVISER:  Directed Services, Inc.                  companies it believes have above-average growth potential.
    INVESTMENT SUBADVISER: Fidelity Management & Research Co.     Growth may be measured by factors such as earnings or
                                                                  revenue. Companies with high growth potential tend to be
                                                                  companies with higher than average price/earnings (P/E) or price/book (P/B) ratios.
-------------------------------------------------------------------------------------------------------------------------------
                                                                  A non-diversified Portfolio that seeks long-term capital
ING GLOBAL RESOURCES PORTFOLIO (Class S)                          appreciation. Normally invests at least 80% of its assets
    (formerly ING Hard Assets Portfolio)                          in the equities of producers of commodities.
    INVESTMENT ADVISER:  Directed Services, Inc.
    INVESTMENT SUBADVISER: Baring International Investment
    Limited
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FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING GOLDMAN SACHS TOLLKEEPER(SM) PORTFOLIO* (Class S)             Seeks long-term growth of capital. Invests, under normal
    (formerly ING Goldman Sachs Internet Tollkeeper Portfolio)    circumstances, at least 80% of its net assets plus any
    INVESTMENT ADVISER:  Directed Services, Inc.                  borrowings for investment purposes (measured at time of
    INVESTMENT SUBADVISER: Goldman Sachs Asset Management, L.P.   purchase) in equity investments in "Tollkeeper" companies, which are high-quality technology, media, or service
                                                                  companies that adopt or use technology to improve cost
     * Goldman Sachs Tollkeeper(SM) is a service mark of          structure, revenue opportunities, and/or competitive
       Goldman Sachs & Co.                                        advantage.
-------------------------------------------------------------------------------------------------------------------------------
ING JANUS CONTRARIAN PORTFOLIO (Class S)                          A non-diversified Portfolio that seeks capital
    (formerly ING Janus Special Equity Portfolio)                 appreciation. Invests, under normal circumstances, at least
    INVESTMENT ADVISER:  Directed Services, Inc.                  80% of its net assets (plus borrowings for investment
    INVESTMENT SUBADVISER: Janus Capital Management, LLC          purposes) in equity securities with the potential for
                                                                  long-term growth of capital.
-------------------------------------------------------------------------------------------------------------------------------
ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO                       Seeks long-term capital growth. Normally invests at least
    (Class S)                                                     80% of its net assets (plus any borrowings for investment
    INVESTMENT ADVISER:  Directed Services, Inc.                  purposes) in attractively valued equity securities of
    INVESTMENT SUBADVISER: Jennison Associates, LLC               companies with current or emerging earnings growth it
                                                                  believes to be not fully appreciated or recognized by the
                                                                  market.
-------------------------------------------------------------------------------------------------------------------------------
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (Class S)          Seeks capital appreciation.  Normally invests at least 80%
    (formerly ING Developing World Portfolio)                     of its assets in securities of issuers located in at least
    INVESTMENT ADVISER:  Directed Services, Inc.                  three countries with emerging securities markets.  May also
    INVESTMENT SUBADVISER: JPMorgan Investment Management Inc.    invest to a lesser extent in debt securities of issuers in countries with emerging markets.  May also invest in
                                                                  high-quality, short-term money market instruments and
                                                                  repurchase agreements.
-------------------------------------------------------------------------------------------------------------------------------
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO                           Seeks capital growth over the long term. Under normal
    (Class S)                                                     market conditions, invests at least 80% of its total assets
    INVESTMENT ADVISER:  Directed Services, Inc.                  in equity securities of small-cap companies. May invest up
    INVESTMENT SUBADVISER: J.P. Morgan Investment Management      to 20% of its assets in foreign securities, convertible
    Inc.                                                          securities and high quality money market instruments and
                                                                  repurchase agreements.  May invest in REITs and derivatives.
-------------------------------------------------------------------------------------------------------------------------------
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO                        Seeks to provide long-term capital appreciation. Under
    (Class S)                                                     normal market conditions, the Portfolio invests at least
    INVESTMENT ADVISER:  Directed Services, Inc.                  80% of its assets in equity securities of mid and
    INVESTMENT SUBADVISER: J.P. Morgan Investment Management      large-capitalization companies at the time of purchase.
    Inc.
-------------------------------------------------------------------------------------------------------------------------------
ING JULIUS BAER FOREIGN PORTFOLIO (Class S)                       Seeks long-term growth of capital.  Under normal
    INVESTMENT ADVISER:  Directed Services, Inc.                  conditions, invests in a wide variety of international
    INVESTMENT SUBADVISER: Julius Baer Investment Management LLC  equity securities issued through the world, normally excluding the United States.  Normally invests at least 80%
                                                                  of its assets in equity securities tied economically to
                                                                  countries outside the United States.
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FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING LEGG MASON VALUE PORTFOLIO (Class S)                          A non-diversified portfolio that seeks long-term growth of
    (formerly ING Janus Growth and Income Portfolio)              capital. Normally invests in equity securities, including
                                                                  foreign securities, that offer the potential for capital
    INVESTMENT ADVISER:  Directed Services, Inc.                  growth. May also invest in companies with market
    INVESTMENT SUBADVISER:  Legg Mason Funds Management, Inc.     capitalizations greater than $5 billion, but may invest in companies of any size.  May also invest up to 25% of its
                                                                  total assets in long-term debt securities.
-------------------------------------------------------------------------------------------------------------------------------
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO                         Seeks growth of capital.  Invests in a combination of
                                                                  underlying funds according to a fixed formula that over
    INVESTMENT ADVISER:  ING Investments, LLC                     time should reflect an allocation of approximately 100% in equity securities.
-------------------------------------------------------------------------------------------------------------------------------
ING LIFESTYLE GROWTH PORTFOLIO                                    Seeks growth of capital and some current income.  Invests
                                                                  in a combination of underlying funds according to a fixed
    INVESTMENT ADVISER:  ING Investments, LLC                     formula that over time should reflect an allocation of
                                                                  approximately 80% in equity securities and 20% in fixed
                                                                  income securities.
-------------------------------------------------------------------------------------------------------------------------------
ING LIFESTYLE MODERATE GROWTH PORTFOLIO                           Seeks growth of capital and current income.  Invests in a
                                                                  combination of underlying funds according to a fixed
    INVESTMENT ADVISER:  ING Investments, LLC                     formula that over time should reflect an allocation of
                                                                  approximately 50% in equity securities and 50% in fixed
                                                                  income securities.
-------------------------------------------------------------------------------------------------------------------------------
ING LIFESTYLE MODERATE PORTFOLIO                                  Seeks growth of capital and a low to moderate level of
                                                                  current income.  Invests in a combination of underlying
    INVESTMENT ADVISER:  ING Investments, LLC                     funds according to a fixed formula that over time should
                                                                  reflect an allocation of approximately 65% in equity
                                                                  securities and 35% in fixed income securities.
-------------------------------------------------------------------------------------------------------------------------------
ING LIQUID ASSETS PORTFOLIO (Class S)                             Seeks high level of current income consistent with the
    INVESTMENT ADVISER:  Directed Services, Inc.                  preservation of capital and liquidity. Strives to maintain
    INVESTMENT SUBADVISER: ING Investment Management Co.          a stable $1 per share net asset value and its investment
                                                                  strategy focuses on safety of principal, liquidity and
                                                                  yield, in order of importance, to achieve this goal.
-------------------------------------------------------------------------------------------------------------------------------
ING MARSICO GROWTH PORTFOLIO (Class S)                            Seeks capital appreciation. Invests primarily in equity
    INVESTMENT ADVISER:  Directed Services, Inc.                  securities selected for their growth potential. May invest
    INVESTMENT SUBADVISER: Marsico Capital Management, LLC        in companies of any size, from larger, well-established
                                                                  companies to smaller, emerging growth companies.
-------------------------------------------------------------------------------------------------------------------------------
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO (Class S)       Seeks long-term growth of capital. Invests primarily (no
    INVESTMENT ADVISER:  Directed Services, Inc.                  less than 65% of its total assets) in common stocks of
    INVESTMENT SUBADVISER: Marsico Capital Management, LLC        foreign companies that are selected for their long-term
                                                                  growth potential. May invest in companies of any size
                                                                  throughout the world. Normally invests in issuers from at
                                                                  least three different countries not including the United
                                                                  States and generally maintains a core position of between
                                                                  35 and 50 common stocks. May invest in common stocks of
                                                                  companies operating in emerging markets.
-------------------------------------------------------------------------------------------------------------------------------
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FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING MERCURY FOCUS VALUE PORTFOLIO (Class S)                       Seeks long-term growth of capital. Invests primarily in a
    INVESTMENT ADVISER:  Directed Services, Inc.                  diversified portfolio consisting of equity securities that
    INVESTMENT SUBADVISER: Mercury Advisors                       it believes are undervalued relative to its assessment of
                                                                  the current or prospective condition of the issuer.
-------------------------------------------------------------------------------------------------------------------------------
ING MERCURY LARGECAP GROWTH PORTFOLIO                             Seeks long-term growth of capital. Invests at least 80% of
    (Class S)                                                     its assets in equity securities of large capitalization
    (formerly ING Mercury Fundamental Growth Portfolio)           companies located in the United States believed to have
    INVESTMENT ADVISER:  Directed Services, Inc.                  good prospects for earnings growth.  These securities will
    INVESTMENT SUBADVISER: Mercury Advisors                       be selected from companies that are included in the Russell
                                                                  1000(R) Growth Index.  May invest up to 10% of its total
                                                                  assets in securities issued by foreign companies.  Normally will invest a portion of its assets in short-term debt
                                                                  securities.
-------------------------------------------------------------------------------------------------------------------------------
ING MFS MID CAP GROWTH PORTFOLIO (Class S)                        Seeks long-term growth of capital. Normally invests at
    INVESTMENT ADVISER:  Directed Services, Inc.                  least 80% of its net assets in common stocks and related
    INVESTMENT SUBADVISER: Massachusetts Financial Services       securities (such as preferred stocks, convertible
    Company                                                       securities and depositary receipts) of companies with
                                                                  medium market capitalizations (or "mid-cap companies")
                                                                  which it believes have above-average growth potential.
-------------------------------------------------------------------------------------------------------------------------------
ING MFS TOTAL RETURN PORTFOLIO (Class S)                          Seeks above-average income (compared to a portfolio
    INVESTMENT ADVISER:  Directed Services, Inc.                  entirely invested in equity securities) consistent with the
    INVESTMENT SUBADVISER: Massachusetts Financial Services       prudent employment of capital. Secondarily seeks reasonable
    Company                                                       opportunity for growth of capital and income. Invests in a combination of equity and fixed income securities.
-------------------------------------------------------------------------------------------------------------------------------
ING MFS UTILITIES PORTFOLIO (Class S)                             A non-diversified portfolio that seeks capital growth and
    INVESTMENT ADVISER:  Directed Services, Inc.                  current income. Normally invests at least 80% of its net
    INVESTMENT SUBADVISER: Massachusetts Financial Services       assets in equity and debt securities of domestic and
    Company                                                       foreign (including emerging markets) companies in the
                                                                  utilities industry.
-------------------------------------------------------------------------------------------------------------------------------
ING OPPENHEIMER MAIN STREET PORTFOLIO (Class S)                   Seeks long-term growth of capital and future income.
    (formerly ING MFS Research Portfolio)                         Normally invests mainly in common stocks of U.S. companies
    INVESTMENT ADVISER:  Directed Services, Inc.                  of different capitalization ranges, presently focusing on
    INVESTMENT SUBADVISER: OppenheimerFunds, Inc.                 large-capitalization issuers. May also invest in debt
                                                                  securities, such as bonds and debentures, but does not
                                                                  currently emphasize these investments.
-------------------------------------------------------------------------------------------------------------------------------
ING PIMCO CORE BOND PORTFOLIO (Class S)                           Seeks maximum total return, consistent with preservation of
    INVESTMENT ADVISER:  Directed Services, Inc.                  capital and prudent investment management. Invests, under
    INVESTMENT SUBADVISER: Pacific Investment Management          normal circumstances, at least 80% of its net assets (plus
    Company LLC                                                   borrowings for investment purposes) in a diversified
                                                                  portfolio of fixed income instruments of varying maturities.
-------------------------------------------------------------------------------------------------------------------------------
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FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
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
ING PIMCO HIGH YIELD PORTFOLIO (Class S)                          Seeks maximum total return, consistent with preservation of
    INVESTMENT ADVISER:  Directed Services, Inc.                  capital and prudent investment management.  Normally
    INVESTMENT SUBADVISER:  Pacific Investment Management         invests at least 80% of its net assets (plus borrowings for
    Company LLC                                                   investment purposes) in a diversified portfolio of high
                                                                  yield securities ("junk bonds") rated below investment
                                                                  grade but rated at least CCC/Caa by Moody's Investors
                                                                  Service, Inc., Standard and Poor's Rating Service, or
                                                                  Fitch, or if unrated, determined by PIMCO to be of
                                                                  comparable quality, subject to a maximum of 5% of total
                                                                  assets in CCC/Caa securities, determined at the time of
                                                                  investment.
-------------------------------------------------------------------------------------------------------------------------------
ING PIONEER FUND PORTFOLIO (Class S)                              Seeks reasonable income and capital growth. Invests in a
    INVESTMENT ADVISER:  Directed Services, Inc.                  broad list of carefully selected securities believed to be
    INVESTMENT SUBADVISER: Pioneer Investment Management, Inc.    reasonably priced, rather than in securities whose prices
                                                                  reflect a premium resulting from their current market
                                                                  popularity. Invests the major portion of its assets in
                                                                  equity securities, primarily of U.S. issuers.
-------------------------------------------------------------------------------------------------------------------------------
ING PIONEER MID CAP VALUE PORTFOLIO (Class S)                     Seeks capital appreciation. Normally invests at least 80%
    INVESTMENT ADVISER:  Directed Services, Inc.                  of its total assets in equity securities of mid-size
    INVESTMENT SUBADVISER: Pioneer Investment Management, Inc.    companies, that is companies with market values within the range of market values of companies included in the Russell
                                                                  Midcap Value Index.
-------------------------------------------------------------------------------------------------------------------------------
ING SALOMON BROTHERS ALL CAP PORTFOLIO (Class S)                  A non-diversified Portfolio that seeks capital appreciation
    INVESTMENT ADVISER:  Directed Services, Inc.                  through investment in securities which it believes have
    INVESTMENT SUBADVISER: Salomon Brothers Asset Management,     above-average capital appreciation potential. Invests
    Inc.                                                          primarily in common stocks and common stock equivalents,
                                                                  such as preferred stocks and securities convertible into
                                                                  common stocks, of companies it believes are undervalued in the marketplace.
-------------------------------------------------------------------------------------------------------------------------------
ING SALOMON BROTHERS INVESTORS PORTFOLIO                          Seeks long-term growth of capital.  Secondarily seeks
    (Class S)                                                     current income.  Invests primarily in equity securities of
    INVESTMENT ADVISER:  Directed Services, Inc.                  U.S. companies.  May also invest in other securities.  To a
    INVESTMENT SUBADVISER: Salomon Brothers Asset Management,     lesser degree, invests in income producing securities such
    Inc.                                                          as debt securities, and may also invest in securities of
                                                                  foreign issuers.
-------------------------------------------------------------------------------------------------------------------------------
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO                  Seeks, over the long-term, a high total investment return,
    (Class S)                                                     consistent with the preservation of capital and prudent
    INVESTMENT ADVISER:  Directed Services, Inc.                  investment risk. Pursues an active asset allocation
    INVESTMENT SUBADVISER: T. Rowe Price Associates, Inc.         strategy whereby investments are allocated among three
                                                                  asset classes - equity securities, debt securities and
                                                                  money market instruments. May invest up to 25% of its net
                                                                  assets in foreign equity securities.
-------------------------------------------------------------------------------------------------------------------------------
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO                         Seeks substantial dividend income as well as long-term
    (Class S)                                                     growth of capital. Normally invests at least 80% of its
    INVESTMENT ADVISER:  Directed Services, Inc.                  assets in common stocks, with 65% in the common stocks of
    INVESTMENT SUBADVISER: T. Rowe Price Associates, Inc.         well-established companies paying above-average dividends.
                                                                  May also invest in convertible securities, warrants and
                                                                  preferred stocks, foreign securities, debt securities
                                                                  including high-yield debt securities and future and options.
-------------------------------------------------------------------------------------------------------------------------------
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FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING UBS U.S. ALLOCATION PORTFOLIO (Class S)                       Seeks to maximize total return over the long term by
    (formerly ING UBS U.S. Balanced Portfolio)                    allocating its assets among stocks, bonds, short-term
    INVESTMENT ADVISER:  Directed Services, Inc.                  instruments and other investments. Allocates its assets
    INVESTMENT SUBADVISER: UBS Global Asset Management            among the following classes, or types, of investments:
    (Americas) Inc.                                               stocks, bonds, and short-term money market debt obligations.
-------------------------------------------------------------------------------------------------------------------------------
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO                            Seeks long-term capital appreciation. Under normal
    (Class S)                                                     circumstances, at least 80% of the net assets of the
    INVESTMENT ADVISER:  Directed Services, Inc.                  Portfolio will be invested in equity securities (plus
    INVESTMENT SUBADVISER: Van Kampen                             borrowings for investment purposes). Invests primarily in
                                                                  growth-oriented companies. May invest, to a limited extent, in foreign companies that are listed on U.S. exchanges or
                                                                  traded in U.S. markets.
-------------------------------------------------------------------------------------------------------------------------------
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO                         A non-diversified Portfolio that seeks long-term capital
    (Class S)                                                     appreciation. Invests primarily in equity securities of
    INVESTMENT ADVISER:  Directed Services, Inc.                  issuers located throughout the world that it believes have,
    INVESTMENT SUBADVISER: Van Kampen                             among other things, resilient business franchises and
                                                                  growth potential. Under normal market conditions, invests
                                                                  at least 65% of its total assets in securities of issuers
                                                                  from at least three different countries, which may include the United States.
-------------------------------------------------------------------------------------------------------------------------------
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO                        Seeks long-term growth of capital and income. Under normal
    (Class S)                                                     market conditions, investing primarily in what it believes
    INVESTMENT ADVISER:  Directed Services, Inc.                  to be income-producing equity securities, including common
    INVESTMENT SUBADVISER: Van Kampen                             stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt
                                                                  securities rated "investment grade," which are securities
                                                                  rated within the four highest grades assigned by Standard &
                                                                  Poor's or by Moody's Investors Service, Inc.
-------------------------------------------------------------------------------------------------------------------------------
ING VAN KAMPEN REAL ESTATE PORTFOLIO (Class S)                    A non-diversified Portfolio that seeks capital appreciation
    INVESTMENT ADVISER:  Directed Services, Inc.                  and secondarily seeks current income. Invests at least 80%
    INVESTMENT SUBADVISER: Van Kampen                             of its assets in equity securities of companies in the U.S.
                                                                  real estate industry that are listed on national exchanges or the National Association of Securities Dealers Automated
                                                                  Quotation System ("NASDAQ").
-------------------------------------------------------------------------------------------------------------------------------
ING PARTNERS, INC.
     151 Farmington Avenue, Hartford, CT  06156-8962
-------------------------------------------------------------------------------------------------------------------------------
                                                                  Seeks capital appreciation. Invests primarily (at least 80%
ING BARON SMALL CAP GROWTH PORTFOLIO (Service Class)              of total assets under normal circumstances) in securities
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    of smaller companies with market values under $2.5 billion
    INVESTMENT SUBADVISER: Bamco, Inc.                            as measured at the time of purchase.
-------------------------------------------------------------------------------------------------------------------------------
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FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING FUNDAMENTAL RESEARCH PORTFOLIO (Service Class)                Seeks to maximize total return through investments in a
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    diversified portfolio of common stocks and securities
    INVESTMENT SUBADVISER: ING Investment Management Co.          convertible into common stock. Prior to July 5, 2005,
                                                                  invests at least 80% of assets in stocks included in the
                                                                  S&P 500 Index. Effective July 5, 2005, will invest at least
                                                                  65% of total assets in common stocks and securities
                                                                  convertible into common stocks. May invest principally in
                                                                  common stocks having significant potential for capital
                                                                  appreciation emphasizing stocks of larger companies. May
                                                                  also invest a portion of assets in stocks of mid-sized
                                                                  companies, and up to 25% of assets in stocks of foreign
                                                                  issuers, depending upon market conditions. May also invest in derivative instruments.
-------------------------------------------------------------------------------------------------------------------------------
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO                      Seeks long-term growth of capital.  Invests primarily (at
    (Service Class)                                               least 65% of total assets) in the equity securities of
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    foreign companies that the subadviser believes have high
    INVESTMENT SUBADVISER: J.P. Morgan Fleming Asset Management   growth potential.  Will normally invest in securities of at
    (London) Ltd.                                                 least three different countries other than the U.S. and
                                                                  will invest in both developed and developing markets.
-------------------------------------------------------------------------------------------------------------------------------
ING OPPENHEIMER GLOBAL PORTFOLIO (Service Class)                  Seeks capital appreciation. Invests mainly in common stocks
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    of companies in the U.S. and foreign countries. Can invest
    INVESTMENT SUBADVISER:  OppenheimerFund, Inc.                 without limit in foreign securities in any country,
                                                                  including countries with emerging markets. Currently
                                                                  emphasizes investments in developed markets such as the
                                                                  United States, Western European countries and Japan. May
                                                                  invest in companies of any size, but currently focuses its investments in mid- and large-cap companies. Normally will invest in at least three countries (one of which may be the
                                                                  United States).
-------------------------------------------------------------------------------------------------------------------------------
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO                  Seeks long-term growth of capital. Invests primarily (at
    (Service Class)                                               least 80% of net assets under normal circumstances) in
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    common stocks and related securities, such as preferred
    INVESTMENT SUBADVISER: Salomon Brothers Asset Management      stock, convertible securities and depositary receipts, of
    Inc.                                                          emerging growth companies. May invest in foreign securities
                                                                  (including emerging market securities).
-------------------------------------------------------------------------------------------------------------------------------
                                                                  Seeks long-term growth of capital and future income. Under
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO                           normal circumstances, invests at least 80% of net assets
    (Service Class)                                               (plus borrowings for investment purposes, if any) in equity
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    securities of U.S. large capitalization companies.
    INVESTMENT SUBADVISER: UBS Global Asset Management            Investments in equity securities may include
    (Americas) Inc.                                               dividend-paying securities, common stock and preferred
                                                                  stock.
-------------------------------------------------------------------------------------------------------------------------------
ING VAN KAMPEN COMSTOCK PORTFOLIO (Service Class)                 Seeks capital growth and income. Invests in a portfolio of
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    equity securities, including common stocks, preferred
    INVESTMENT SUBADVISER: Van Kampen                             stocks and securities convertible into common and preferred stocks. May invest up to 25% of total assets in securities of foreign issuers and may purchase and sell certain
                                                                  derivative instruments, such as options, futures and
                                                                  options on futures, for various portfolio management
                                                                  purposes.
-------------------------------------------------------------------------------------------------------------------------------
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
-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (Service Class)        Seeks total return, consisting of long-term capital
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    appreciation and current income. Normally invests at least
    INVESTMENT SUBADVISER: Van Kampen                             80% of net assets (plus any borrowings for investment
                                                                  purposes) in equity and income securities at the time of
                                                                  investment. Normally invests at least 65% of assets in
                                                                  income producing equity instruments (including common
                                                                  stocks, preferred stocks and convertible securities) and
                                                                  investment grade quality debt securities. May invest up to
                                                                  25% of total assets in securities of foreign issuers. May
                                                                  purchase and sell certain derivative instruments, such as
                                                                  options, futures contracts, and options on futures
                                                                  contracts, for various portfolio management purposes,
                                                                  including to earn income, to facilitate portfolio
                                                                  management and to mitigate risks.
-------------------------------------------------------------------------------------------------------------------------------
ING VARIABLE INSURANCE TRUST
        7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
-------------------------------------------------------------------------------------------------------------------------------
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO                           Seeks growth of capital with dividend income as a secondary
    (formerly ING VP Worldwide Growth Portfolio)                  consideration.  Normally invests at least 80% of assets in
    INVESTMENT ADVISER:  ING Investments, LLC                     equity securities of dividend paying companies. At least
    INVESTMENT SUBADVISER:  ING Investment Management Co.         65% of assets will be invested in equity securities of
                                                                  issuers in at least three countries, one of which may be
                                                                  the U.S., with at least 75% of total assets in common and
                                                                  preferred stocks, warrants and convertible securities.  May invest in companies located in countries with emerging
                                                                  securities markets when the fund's subadviser believes they present attractive investment opportunities.
-------------------------------------------------------------------------------------------------------------------------------
ING VARIABLE PORTFOLIOS, INC.
        7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
-------------------------------------------------------------------------------------------------------------------------------
ING VP INDEX PLUS LARGECAP PORTFOLIO (Class S)                    Seeks to outperform the total return performance of the
    INVESTMENT ADVISER:  ING Investments, LLC                     Standard & Poor's 500 Composite Stock Price Index (S&P 500
    INVESTMENT SUBADVISER:  ING Investment                        Index), while maintaining a market level of risk.  Invests
     Management Co.,                                              at least 80% of assets in stocks included in the S&P 500
                                                                  Index.  The subadviser's objective is to overweight those
                                                                  stocks in the S&P 500 Index that it believes will
                                                                  outperform the index and underweight (or avoid altogether)
                                                                  those stocks it believes will underperform the index.  May invest in derivatives.
-------------------------------------------------------------------------------------------------------------------------------
ING VP INDEX PLUS MIDCAP PORTFOLIO (Class S)                      Seeks to outperform the total return performance of the
                                                                  Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index),
    INVESTMENT ADVISOR:  ING Investments, LLC                     while maintaining a market level of risk.  Invests at least
    INVESTMENT SUBADVISER:  ING Investment Management Co.         80% of assets in stocks included in the S&P MidCap 400
                                                                  Index.  The subadviser's objective is to overweight those
                                                                  stocks in the S&P MidCap 400 Index that it believes will
                                                                  outperform the index and underweight (or avoid altogether)
                                                                  those stocks that it believes will underperform the index.
                                                                  May invest in derivatives.
-------------------------------------------------------------------------------------------------------------------------------
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
-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING VP INDEX PLUS SMALLCAP PORTFOLIO (Class S)                    Seeks to outperform the total return performance of the
                                                                  Standard & Poor's SmallCap 600 Index (S&P 600 Index), while
    INVESTMENT ADVISOR:  ING Investments, LLC                     maintaining a market level of risk.  Invests at least 80%
    INVESTMENT SUBADVISER:  ING Investment Management Co.         of assets in stocks included in the S&P 600 Index.  The
                                                                  subadviser's objective is to overweight those stocks in the
                                                                  S&P 600 Index that it believes will outperform the index
                                                                  and underweight (or avoid altogether) those stocks that it believes will underperform the index.  May invest in
                                                                  derivatives.
-------------------------------------------------------------------------------------------------------------------------------
ING VARIABLE PRODUCTS TRUST
       7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
-------------------------------------------------------------------------------------------------------------------------------
ING VP FINANCIAL SERVICES PORTFOLIO (Class S)                     Seeks long-term capital appreciation. Under normal
                                                                  conditions, invests at least 80% of assets in equity
    INVESTMENT ADVISER:  ING Investments, LLC                     securities and equity equivalent securities of companies
    INVESTMENT SUBADVISER:  ING Investment Management Co.         principally engaged in the financial services industry.
                                                                  Equity securities in which the Portfolio invests are
                                                                  normally common stocks, but may also include preferred
                                                                  stocks, warrants and convertible securities. May invest in initial public offerings.
-------------------------------------------------------------------------------------------------------------------------------
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO (Class S)                 Seeks long-term capital appreciation. Normally invests at
    INVESTMENT ADVISER:  ING Investments, LLC                     least 80% of assets in the common stock of smaller,
    INVESTMENT SUBADVISER:  ING Investment Management Co.         lesser-known U.S. companies that the sub-adviser believes
                                                                  have above average prospects for growth. For this
                                                                  Portfolio, smaller companies are those with market
                                                                  capitalizations that fall within the range of companies in the Russell 2000 Growth Index.
-------------------------------------------------------------------------------------------------------------------------------
ING VP INTERMEDIATE BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
ING VP INTERMEDIATE BOND PORTFOLIO (Class S)                      Seeks to maximize total return consistent with reasonable
    (formerly ING VP Bond Portfolio)                              risk, through investment in a diversified portfolio
    INVESTMENT ADVISER:  ING Investments, LLC                     consisting primarily of debt securities. It is anticipated
    INVESTMENT SUBADVISER:  ING Investment                        that capital appreciation and investment income will both
    Management Co.,                                               be major factors in achieving total return. Under normal
                                                                  market conditions, the Portfolio invests at least 80% of
                                                                  its assets in a portfolio of bonds, including but not
                                                                  limited to corporate, government and mortgage bonds, which, at the time of investment, are rated investment grade or
                                                                  have an equivalent rating by a nationally recognized
                                                                  statistical rating organization, or of comparable quality
                                                                  if unrated. May also invest in: preferred stocks; high
                                                                  quality money market instruments; municipal bonds; debt
                                                                  securities of foreign issuers; mortgage- and asset-backed
                                                                  securities; and options and futures contracts involving
                                                                  securities, securities indices and interest rates. Although the portfolio may invest in high yield debt securities
                                                                  rated below investment grade, it seeks to maintain a
                                                                  minimum average portfolio quality of at least investment
                                                                  grade.
-------------------------------------------------------------------------------------------------------------------------------
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
-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
    11 Greenway Plaza, Suite 100, Houston, TX  77046-1173
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. LEISURE FUND (Series I)                                  Seeks capital growth. Normally invests at least 80% of net
    (formerly INVESCO VIF - Leisure Fund)                         assets in the equity securities and equity-related
                                                                  instruments of companies engaged in the design, production,
    INVESTMENT ADVISER:  A I M Advisors, Inc.                     and distribution of products related to the leisure
                                                                  activities.
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
    82 Devonshire Street, Boston, MA  02109
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND PORTFOLIO (Service Class 2)            Seeks long-term capital appreciation. Normally invests
    INVESTMENT ADVISER: Fidelity Management &   Research Co.      primarily in common stocks of companies whose value the
    INVESTMENT SUBADVISER: FMR Co., Inc.                          Portfolio's investment adviser believes is not fully
                                                                  recognized by the public.
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO                           Seeks reasonable income. Also considers the potential for
    (Service Class 2)                                             capital appreciation. Seeks to achieve a yield which
    INVESTMENT ADVISER: Fidelity Management &  Research Co.       exceeds the composite yield on the securities comprising
    INVESTMENT SUBADVISER: FMR Co., Inc.                          the Standard & Poor's 500(SM) Index. Normally invests at
                                                                  least 80% of total assets in income-producing equity
                                                                  securities (which tends to lead to investments in large cap
                                                                  "value" stocks).
-------------------------------------------------------------------------------------------------------------------------------
LIBERTY VARIABLE INSURANCE TRUST
    600 Atlantic Avenue, Boston, MA  02210
-------------------------------------------------------------------------------------------------------------------------------
COLONIAL SMALL CAP VALUE FUND (Class B)                           The Fund seeks long-term growth by investing primarily in
    INVESTMENT ADVISER:  Columbia Management Advisers, Inc.       smaller capitalization (small-cap) equities.
-------------------------------------------------------------------------------------------------------------------------------
PROFUNDS VP
    3435 Stelzer Road, Suite 1000, P.O. Box 182100, Columbus, OH  43218-2000
-------------------------------------------------------------------------------------------------------------------------------
PROFUND VP BULL                                                   Seeks daily investment results, before fees and expenses,
    INVESTMENT ADVISER: ProFund Advisors LLC                      that correspond to the daily performance of the S&P 500
                                                                  Index.
-------------------------------------------------------------------------------------------------------------------------------
PROFUND VP EUROPE 30                                              Seeks daily investment results, before fees and expenses,
    INVESTMENT ADVISER:  ProFund Advisors LLC                     that correspond to the daily performance of the ProFunds
                                                                  Europe 30 Index.
-------------------------------------------------------------------------------------------------------------------------------
PROFUND VP RISING RATES OPPORTUNITY                               Seeks daily investment results, before fees and expenses,
    INVESTMENT ADVISER: ProFund Advisors LLC                      that correspond to one and one-quarter times (125%) the
                                                                  inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond").
-------------------------------------------------------------------------------------------------------------------------------
PROFUND VP SMALL-CAP                                              Seeks daily investment results, before fees and expenses,
    INVESTMENT ADVISER:  ProFund Advisors LLC                     that correspond to the daily performance of the Russell
                                                                  2000 Index.
-------------------------------------------------------------------------------------------------------------------------------
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THE FOLLOWING PORTFOLIOS ARE WITHIN THE CURRENT GROUP OF ING PORTFOLIOS INCLUDED
IN ONE OR MORE OF THE LIFESTYLE PORTFOLIOS:

ING Alliance Mid Cap Growth Portfolio
ING JPMorgan Fleming International Portfolio
ING JPMorgan Value Opportunities Portfolio
ING Julius Baer Foreign Portfolio
ING Legg Mason Value Portfolio
ING Liquid Assets Portfolio
ING PIMCO Core Bond Portfolio
ING PIMCO High Yield Portfolio
ING Pioneer Mid Cap Value Portfolio
ING Salomon Brothers Aggressive Growth Portfolio
ING Salomon Brothers All Cap Portfolio
ING Salomon Brothers Investors Portfolio
ING Van Kampen Comstock Portfolio
ING Van Kampen Real Estate Portfolio
ING VP High Yield Bond Portfolio
ING VP Index Plus LargeCap Portfolio
ING VP Index Plus MidCap Portfolio
ING VP Index Plus SmallCap Portfolio
ING VP Intermediate Bond Portfolio
ING VP Small Company Portfolio

THE FOLLOWING PORTFOLIOS ARE THOSE WITHIN THE GROUP OF ING PORTFOLIOS THAT MAY
BE INCLUDED IN ONE OR MORE OF THE ING LIFESTYLE PORTFOLIOS:

ING AIM Mid Cap Growth Portfolio
ING Alliance Mid Cap Growth Portfolio
ING American Century Large Company Value Portfolio
ING American Century Select Portfolio
ING Capital Guardian Managed Global Portfolio
ING Capital Guardian Small/Mid Cap Portfolio
ING Capital Guardian U.S. Equities Portfolio
ING Eagle Asset Capital Appreciation Portfolio
ING Evergreen Omega Portfolio
ING FMR(SM) Diversified Mid Cap Portfolio
ING FMR(SM) Earnings Growth Portfolio
ING Fundamental Research Portfolio
ING International Portfolio
ING Janus Contrarian Portfolio
ING Jennison Equity Opportunities Portfolio
ING JPMorgan Emerging Markets Equity Portfolio
ING JPMorgan Fleming International Portfolio
ING JPMorgan Mid Cap Value Portfolio
ING JPMorgan Small Cap Equity Portfolio
ING JPMorgan Value Opportunities Portfolio
ING Julius Baer Foreign Portfolio
ING Legg Mason Value Portfolio
ING Liquid Asset Portfolio
ING Marsico Growth Portfolio
ING Marsico International Opportunities Portfolio
ING Mercury Focus Value Portfolio
ING Mercury Large Cap Growth Portfolio
ING MFS Capital Opportunities Portfolio
ING MFS Mid Cap Growth Portfolio
ING MFS Total Return Portfolio
ING OpCap Balanced Value Portfolio
ING Oppenheimer Global Portfolio
ING Oppenheimer Main Street Portfolio(R)
ING Oppenheimer Strategic Income Portfolio
ING PIMCO Core Bond Portfolio
ING PIMCO High Yield Portfolio
ING Pioneer Fund Portfolio
ING Pioneer Mid Cap Value Portfolio
ING Salomon Brothers Aggressive Growth Portfolio
ING Salomon Brothers All Cap Portfolio
ING Salomon Brothers Investors Portfolio
ING T. Rowe Price Capital Appreciation Portfolio
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
ING T. Rowe Price Equity Income Portfolio
ING T. Rowe Price Growth Equity Portfolio
ING UBS U.S. Large Cap Equity Portfolio
ING Van Kampen Comstock Portfolio
ING Van Kampen Equity and Income Portfolio
ING Van Kampen Equity Growth Portfolio
ING Van Kampen Global Franchise Portfolio
ING Van Kampen Growth and Income Portfolio
ING Van Kampen Real Estate Portfolio
ING VP Balanced Portfolio
ING VP Growth and Income Portfolio
ING VP Growth Portfolio
ING VP High Yield Bond Portfolio
ING VP Index Plus LargeCap Portfolio
ING VP Index Plus MidCap Portfolio
ING VP Index Plus SmallCap Portfolio
ING VP Intermediate Bond Portfolio
ING VP International Equity Portfolio
ING VP MidCap Opportunities Portfolio
ING VP Real Estate Portfolio
ING VP Small Company Portfolio
ING VP SmallCap Opportunities Portfolio
ING VP Value Opportunity Portfolio

THE PROSPECTUS FOR THE ING LIFESTYLE PORTFOLIO CONTAINS INFORMATION ABOUT THE
UNDERLYING PORTFOLIOS INCLUDED IN THE ING LIFESTYLE PORTFOLIO.



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--------------------------------------------------------------------------------
APPENDIX C
--------------------------------------------------------------------------------

                                 FIXED ACCOUNT I


Fixed Account I ("Fixed Account") is an optional fixed interest allocation offered during the accumulation phase of your variable annuity contract between you and ING USA Annuity and Life Insurance Company ("ING USA," the "Company,"
"we" or "our"). The Fixed Account, which is a segregated asset account of ING
USA, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed Interest
Allocation(s)). We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We currently offer Fixed Interest Allocations with guaranteed interest periods of 5, 7 and 10 years. In addition, we may offer DCA Fixed
Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. We may offer additional guaranteed interest periods in some or all states, may not offer all guaranteed interest periods on all contracts and the rates for a given guaranteed interest period may vary among contracts. We set the interest rates periodically. We may credit a different interest rate for each interest period.
The interest you earn in the Fixed Account as well as your principal is guaranteed by ING USA, as long as you do not take your money out before the maturity date for the applicable interest period. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment ("Market Value
Adjustment"). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. A surrender charge may also apply to withdrawals from your contract. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.


For contracts sold in some states, not all Fixed Interest Allocations are available. You have a right to return a contract for a refund as described in the prospectus.

THE FIXED ACCOUNT

You may allocate premium payments and transfer your Contract value to the guaranteed interest periods of the Fixed Account during the accumulation period as described in the prospectus. Every time you allocate money to the Fixed
Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire.

Your Contract value in the Fixed Account is the sum of your Fixed Interest
Allocations and the interest credited as adjusted for any withdrawals, transfers or other charges we may impose, including any Market Value Adjustment. Your
Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of Contract value. We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed
Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market
Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

GUARANTEED INTEREST RATES

Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. We cannot predict the level of future interest rates. For more information see the prospectus for the Fixed Account.


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TRANSFERS FROM A FIXED INTEREST ALLOCATION

You may transfer your Contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of ING USA's Separate Account B as described in the prospectus on the maturity date of a guaranteed interest period. The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100.
Transfers from a Fixed Interest Allocation may be subject to a Market Value
Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, cancelling dollar cost averaging will cause a transfer of the entire Contract value in such Fixed
Interest Allocation to the Liquid Asset subaccount, and such a transfer will be subject to a Market Value Adjustment.

Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest
Allocations during specified periods while the rider is in effect. See "Optional
Riders" in the prospectus.

WITHDRAWALS FROM A FIXED INTEREST ALLOCATION

During the accumulation phase, you may withdraw a portion of your Contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and a contract surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

Please be aware that the benefit we pay under any of the optional benefit riders will be reduced by any withdrawals you made from the Fixed Interest Allocations during the period while the rider is in effect. See "Optional Riders" in the prospectus.

MARKET VALUE ADJUSTMENT

A Market Value Adjustment may decrease, increase or have no effect on your Contract value. We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest
Allocation does not end on or within 30 days of the annuity start date.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value
Adjustment will likely be negative and reduce your Contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your Contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest
Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your Contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest
Allocation.

CONTRACT VALUE IN THE FIXED INTEREST ALLOCATIONS

On the contract date, the Contract value in any Fixed Interest Allocation in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Allocation. On each business day after the contract date, we calculate the amount of Contract value in each Fixed
Interest Allocation as follows:


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      (1)   We take the Contract value in the Fixed Interest Allocation at the end of the preceding business day.

      (2) We credit a daily rate of interest on (1) at the guaranteed rate since the preceding business day.

      (3)   We add (1) and (2).

      (4)   We subtract from (3) any transfers from that Fixed Interest
            Allocation.

      (5) We subtract from (4) any withdrawals, and then subtract any contract fees (including any rider charges) and premium taxes.

Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest Allocation. The Contract value on the date of allocation will be the amount allocated. Several examples which illustrate how the Market Value Adjustment works are included in the prospectus for the Fixed
Account.

CASH SURRENDER VALUE

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest
Allocations, any Market Value Adjustment, and any surrender charge. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your Contract value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), and any optional benefit rider charge, and any other charges incurred but not yet deducted.

DOLLAR COST AVERAGING FROM FIXED INTEREST ALLOCATIONS

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of Contract value in Fixed Account Interest Allocations with a guaranteed interest period of 1 year or less. The Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest
Allocations or contract investment portfolio subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high.
Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels. You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least
$100. You may change the transfer amount once each contract year.

Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

SUSPENSION OF PAYMENTS

We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.


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MORE INFORMATION

See the prospectus for Fixed Account I.


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--------------------------------------------------------------------------------
APPENDIX D
--------------------------------------------------------------------------------

                             FIXED INTEREST DIVISION


A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by ING USA Annuity and Life
Insurance Company,. The Fixed Interest Division is part of the ING USA General
Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account is registered under the Investment Company Act of 1940.

Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated April 29, 2005. The Fixed Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. If you are unsure whether the Fixed Account is available in your state, please contact our Customer Service Center at (800)
366-0066. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest
Division may not be available in some states. Some restrictions may apply.


You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.


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                                   ING [LOGO]

                   ING USA ANNUITY AND LIFE INSURANCE COMPANY

ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa.


AccessOne - 134794                                                    04/29/2005



                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                              GOLDENSELECT ACCESS ONE

            Deferred Combination Variable and Fixed Annuity Contract

                                    Issued by

                               SEPARATE ACCOUNT B

                                       of

                   ING USA ANNUITY AND LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus for the ING USA Annuity and Life Insurance Company Deferred Variable Annuity Contract, which is referred to herein. The Prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus, send a written request to ING USA Annuity and Life Insurance Company, Customer Service Center, P.O. Box 9271 Des Moines, IA 50306-9271 or telephone 1-800-366-0066.

                             DATE OF PROSPECTUS AND

                      STATEMENT OF ADDITIONAL INFORMATION:

                                 APRIL 29, 2005

                                TABLE OF CONTENTS

ITEM                                                                       PAGE

Introduction...................................................................1
Description of ING USA Annuity and Life Insurance Company......................1
Separate Account B of ING USA Annuity and Life Insurance Company...............1
Safekeeping of Assets..........................................................1
The Administrator..............................................................1
Independent Registered Public Accounting Firm..................................1
Distribution of Contracts......................................................1
IRA Partial Withdrawal Option..................................................3
Other Information..............................................................3
Consolidated Financial Statements of ING USA Annuity and
Life Insurance Company.........................................................4
Financial Statements of Separate Account B.....................................4

INTRODUCTION

This Statement of Additional Information provides background information regarding Separate Account B.

DESCRIPTION OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

ING USA Annuity and Life Insurance Company ("ING USA") is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. ("Lion Connecticut"), which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York and the District of Columbia. ING USA's consolidated financial statements appear in the Statement of Additional Information.

As of December 31, 2004, ING USA had approximately $2,774.5 million in stockholder's equity and approximately $52.4 billion in total assets, including approximately $25 billion of separate account assets. ING USA is authorized to do business in all jurisdictions except New York. ING USA offers variable insurance products. Reliastar Life Insurance Company of New York ("RLNY"), an affiliate of ING USA, is licensed to do variable annuity business in the state of New York.

SEPARATE ACCOUNT B OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

Separate Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contracts. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

SAFEKEEPING OF ASSETS

ING USA acts as its own custodian for Separate Account B.

THE ADMINISTRATOR

Effective January 1, 1997, Equitable Life Insurance Company of Iowa ("Equitable Life") and ING USA became parties to a service agreement pursuant to which Equitable Life agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to ING USA. Expenses incurred by Equitable Life in relation to this service agreement were reimbursed by ING USA on an allocated cost basis.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, Suite 2800, 600 Peachtree Street, Atlanta GA 30308, an Independent Registered Public Accounting Firm, perform annual audits of ING USA and Separate Account B.

DISTRIBUTION OF CONTRACTS

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services, Inc. ("DSI"), an affiliate of ING USA, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the "variable insurance products") issued by ING USA. The contracts are distributed through registered representatives of other broker-dealers who have entered into selling agreements with DSI. For the years ended 2004, 2003 and 2002 commissions paid by ING USA, including amounts paid by its affiliated Company, RLNY, to DSI aggregated $374,955,000, $270,633,000, and $287,208,000, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. DSI is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Under a management services agreement, last amended in 1995, ING USA provides to DSI certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. ING USA charges DSI for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by ING USA's employees on behalf of DSI. In the opinion of management, this method of cost allocation is reasonable. This fee, calculated as a percentage of average assets in the variable separate accounts, was $36,570,000 $27,898,000, and $25,914,000, for the years ended 2004, 2003, and 2002, respectively.

PUBLISHED RATINGS

From time to time, the rating of ING USA as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's ratings range from A+ + to F. An A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

ACCUMULATION UNIT VALUE

The calculation of the Accumulation Unit Value ("AUV") is discussed in the prospectus for the Contracts under Condensed Financial Information. Note that in your Contract, accumulation unit value is referred to as the Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below are calculated for a Contract issued with the death benefit option with the highest mortality and expense risk charge. The mortality and expense risk charge associated with other death benefit options are lower than that used in the examples and would result in higher AUV's or contract values.

ILLUSTRATION OF CALCULATION OF AUV

         EXAMPLE 1.

1. AUV, beginning of period                                       $10.00
2. Value of securities, beginning of period                       $10.00
3. Change in value of securities                                   $0.10
4. Gross investment return (3) divided by (2)                       0.01
5. Less daily mortality and expense charge                          0.00004280
6. Less asset based administrative charge                           0.00000411
7. Net investment return (4) minus (5) minus (6)                    0.009953092
8. Net investment factor (1.000000) plus (7)                        1.009953092
9. AUV, end of period (1) multiplied by (8)                       $10.09953092

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)

         EXAMPLE 2.

1. Initial premium payment                                    $1,000
2. AUV on effective date of purchase (see Example 1)          $10.00
3. Number of units purchased (1) divided by (2)                100
4. AUV for valuation date following purchase (see Example 1)  $10.09953092
5. Contract Value in account for valuation date
following purchase (3) multiplied by (4)                      $1,009.95

IRA PARTIAL WITHDRAWAL OPTION

If the contract owner has an IRA contract and will attain age 70 1/2 in the current calendar year, distributions will be made in accordance with the requirements of Federal tax law. This option is available to assure that the required minimum distributions from qualified plans under the Internal Revenue Code (the "Code") are made. Under the Code, distributions must begin no later than April 1st of the calendar year following the calendar year in which the contract owner attains age 70 1/2. If the required minimum distribution is not withdrawn, there may be a penalty tax in an amount equal to 50% of the difference between the amount required to be withdrawn and the amount actually withdrawn. Even if the IRA Partial Withdrawal Option is not elected, distributions must nonetheless be made in accordance with the requirements of Federal tax law.

ING USA notifies the contract owner of these regulations with a letter mailed in the calendar year in which the contract owner reaches age 70 1/2 which explains the IRA Partial Withdrawal Option and supplies an election form. If electing this option, the owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis (contract owner's life only) or, if the contract owner is married, on a joint life basis (contract owner's and spouse's lives combined). The contract owner selects the payment mode on a monthly, quarterly or annual basis. If the payment mode selected on the election form is more frequent than annually, the payments in the first calendar year in which the option is in effect will be based on the amount of payment modes remaining when ING USA receives the completed election form. ING USA calculates the IRA Partial Withdrawal amount each year based on the minimum distribution rules. We do this by dividing the contract value by the life expectancy. In the first year withdrawals begin, we use the contract value as of the date of the first payment. Thereafter, we use the contract value on December 31st of each year. The life expectancy is recalculated each year. Certain minimum distribution rules govern payouts if the designated beneficiary is other than the contract owner's spouse and the beneficiary is more than ten years younger than the contract owner.

OTHER INFORMATION

Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

CONSOLIDATED FINANCIAL STATEMENTS OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

The audited consolidated financial statements of ING USA Annuity and Life Insurance Company are listed below and are included in this Statement of Additional Information:

Report of Independent Registered Public Accounting Firm
Audited Consolidated Financial Statements of ING USA Annuity and Life Insurance
 Company
  Consolidated Income Statements for the years ended December 31, 2004,
   2003 and 2002
  Consolidated Balance Sheets as of December 31, 2004 and 2003
  Consolidated Statements of Changes in Shareholder's Equity for the years ended
   December 31, 2004, 2003 and 2002
  Consolidated Statements of Cash Flows for the years ended December 31, 2004,
   2003 and 2002
Notes to Consolidated Financial Statements

FINANCIAL STATEMENTS OF SEPARATE ACCOUNT B
The audited financial statements of Separate Account B are listed below and are included in this Statement of Additional Information:

Report of Independent Registered Public Accounting Firm
Audited Financial Statements of ING USA Annuity and Life Insurance Company
 Separate Account B
  Statement of Assets and Liabilities as of December 31, 2004
  Statement of Operations for the year ended December 31, 2004
  Statements of Changes in Net Assets for the years ended December 31, 2004 and
   2003
 Notes to Financial Statements

                   ING USA Annuity and Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

                          Index to Financial Statements


                                                                            Page
                                                                            ----
Report of Independent Registered Public Accounting Firm                      C-2

     Financial Statements:

     Statements of Operations for the years ended
         December 31, 2004, 2003 and 2002                                    C-3

     Balance Sheets as of December 31, 2004 and 2003                         C-4

     Statements of Changes in Shareholder's Equity for the years ended
         December 31, 2004, 2003 and 2002                                    C-6

     Statements of Cash Flows for the years ended
         December 31, 2004, 2003 and 2002                                    C-7

Notes to Financial Statements                                                C-9

             Report of Independent Registered Public Accounting Firm



The Board of Directors
ING USA Annuity and Life Insurance Company

We have audited the accompanying balance sheets of ING USA Annuity and Life Insurance Company as of December 31, 2004 and 2003, and the related statements of operations, statements of changes in shareholder's equity, and statements of cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING USA Annuity and Life Insurance Company as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, the Company changed the accounting principle for goodwill and other intangible assets effective January 1, 2002 and changed the accounting principle for certain non-traditional long duration contracts and for separate accounts effective January 1, 2004.



                                                           /s/ Ernst & Young LLP

Atlanta, Georgia
March 18, 2005

                   ING USA Annuity and Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

                            Statements of Operations
                                  (In millions)



                                                                                  Year ended December 31,
                                                                        2004                2003               2002
                                                                  -----------------   -----------------  -----------------
Revenue:
    Net investment income                                              $ 1,023.9           $   974.6         $    989.3
    Fee income                                                             566.7               397.7              295.7
    Premiums                                                                22.8                26.0               36.8
    Net realized capital gains (losses)                                     57.6               106.9             (196.5)
    Other income                                                             2.8                 3.8               16.3
                                                                  -----------------   -----------------  -----------------
Total revenue                                                            1,673.8             1,509.0            1,141.6
                                                                  -----------------   -----------------  -----------------
Benefits and expenses:
    Interest credited and other benefits to contractowners               1,134.0               925.7              848.0
    Operating expenses                                                     162.6               162.1              155.1
    Amortization of deferred policy acquisition costs
      and value of business acquired                                       186.8               347.9              302.0
    Interest expense                                                        14.6                15.8               16.9
    Other                                                                    2.2                 1.0               (4.1)
                                                                  -----------------   -----------------  -----------------
Total benefits and expenses                                              1,500.2             1,452.5            1,317.9
                                                                  -----------------   -----------------  -----------------
Income (loss) before income taxes and cumulative effect
    of change in accounting principle                                      173.6                56.5             (176.3)
Income tax expense (benefit)                                                80.7                (0.8)             (60.2)
                                                                  -----------------   -----------------  -----------------
Income (loss) before cumulative effect of change
    in accounting principle                                                 92.9                57.3             (116.1)
Cumulative effect of change in accounting
    principle, net of tax                                                   (1.0)                  -           (1,298.4)
                                                                  -----------------   -----------------  -----------------
Net income (loss)                                                      $    91.9           $    57.3         $ (1,414.5)
                                                                  =================   =================  =================


   The accompanying notes are an integral part of these financial statements.

                   ING USA Annuity and Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

                                 Balance Sheets
                        (In millions, except share data)



                                                                                                   As of December 31,
                                                                                               2004               2003
                                                                                         -----------------  -----------------
Assets
Investments:
    Fixed maturities, available-for-sale, at fair value (amortized cost of
      $17,045.9 at 2004 and $15,025.0 at 2003)                                             $   17,489.2       $   15,538.7
    Equity securities, available-for-sale, at fair value
      (cost of $34.8 at 2004 and $115.2 at 2003)                                                   35.3              120.2
    Mortgage loans on real estate                                                               3,851.8            3,388.7
    Policy loans                                                                                  169.0              177.1
    Other investments                                                                             228.8               60.8
    Securities pledged (amortized cost of $1,100.5 at 2004 and $555.5 at 2003)                  1,108.6              559.1
                                                                                         -----------------  -----------------
Total investments                                                                              22,882.7           19,844.6
Cash and cash equivalents                                                                         209.0               65.1
Short-term investments under securities loan agreement                                            402.8               22.9
Accrued investment income                                                                         205.8              185.7
Receivable for securities sold                                                                     38.9               11.7
Reinsurance recoverable                                                                         1,388.1              651.9
Deferred policy acquisition costs                                                               1,704.1            1,826.7
Value of business acquired                                                                        112.2              111.5
Sales inducements to contractowners                                                               514.6                  -
Due from affiliates                                                                               184.3              117.7
Deferred income taxes                                                                                 -               19.4
Other assets                                                                                       28.4               20.1
Assets held in separate accounts                                                               24,746.7           18,220.1
                                                                                         -----------------  -----------------
Total assets                                                                               $   52,417.6       $   41,097.4
                                                                                         =================  =================


   The accompanying notes are an integral part of these financial statements.

                   ING USA Annuity and Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

                                 Balance Sheets
                        (In millions, except share data)



                                                                                                   As of December 31,
                                                                                               2004               2003
                                                                                         -----------------  -----------------
Liabilities and Shareholder's Equity
Future policy benefits and claims reserves                                                   $ 22,961.0        $ 19,400.5
Notes to affiliates                                                                               435.0              85.0
Due to affiliates                                                                                  43.6              60.7
Payables for securities purchased                                                                  35.9                 -
Payables under securities loan agreement                                                          402.8              22.9
Borrowed money                                                                                    713.4             534.2
Current income taxes                                                                               15.7              19.4
Deferred income taxes                                                                              12.6                 -
Other liabilities                                                                                 276.4             226.6
Liabilities related to separate accounts                                                       24,746.7          18,220.1
                                                                                         -----------------  ----------------
Total liabilities                                                                              49,643.1          38,569.4
                                                                                         -----------------  ----------------
Shareholder's equity
    Common stock (250,000 shares authorized, issued and outstanding;
      $10.00 per share value)                                                                       2.5               2.5
    Additional paid-in capital                                                                  4,041.1           3,811.1
    Accumulated other comprehensive income                                                        112.7             188.1
    Retained earnings (deficit)                                                                (1,381.8)         (1,473.7)
                                                                                         -----------------  ----------------
Total shareholder's equity                                                                      2,774.5           2,528.0
                                                                                         -----------------  ----------------
Total liabilities and shareholder's equity                                                   $ 52,417.6        $ 41,097.4
                                                                                         =================  ================



   The accompanying notes are an integral part of these financial statements.

                   ING USA Annuity and Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

                  Statements of Changes in Shareholder's Equity
                                  (In millions)

                                                                           Accumulated
                                                           Additional         Other          Retained          Total
                                              Common        Paid-In       Comprehensive      Earnings      Shareholder's
                                              Stock         Capital          Income          (Deficit)        Equity
                                           ------------- --------------- ----------------  -------------- ----------------
Balance at December 31, 2001
    Excluding impact of merger                $   2.5      $    780.4       $      3.8       $    31.1       $    817.8
    Impact of merger                                -         2,493.9            (73.8)         (135.2)         2,284.9
                                           ------------- --------------- ----------------  -------------- ----------------
Balance at December 31, 2001
    Including impact of merger                    2.5         3,274.3            (70.0)         (104.1)         3,102.7
    Comprehensive loss:
      Net loss                                      -               -                -        (1,414.5)        (1,414.5)
      Other comprehensive loss
        net of tax:
           Net unrealized gain on
             securities ($202.3 pretax)             -               -            203.2               -            203.2
                                                                                                          ----------------
    Comprehensive loss                                                                                         (1,211.3)
                                                                                                          ----------------
    Contribution of capital                         -           456.3                -               -            456.3
    Other                                           -            (8.2)               -               -             (8.2)
                                           ------------- --------------- ----------------  -------------- ----------------
Balance at December 31, 2002                      2.5         3,722.4            133.2        (1,518.6)         2,339.5
    Comprehensive income:
      Net income                                    -               -                -            57.3             57.3
      Other comprehensive income
        net of tax:
           Net unrealized gain on
             securities ($82.8 pretax)              -               -             54.9               -             54.9
                                                                                                          ----------------
    Comprehensive income                                                                                          112.2
                                                                                                          ----------------
    Dividends paid                                  -               -                -           (12.4)           (12.4)
    Contribution of capital                         -            88.7                -               -             88.7
                                           ------------- --------------- ----------------  -------------- ----------------
Balance at December 31, 2003                      2.5         3,811.1            188.1        (1,473.7)         2,528.0
    Comprehensive income:
      Net income                                                                                  91.9             91.9
      Other comprehensive loss
        net of tax:
           Net unrealized loss on
             securities (($113.9) pretax)                                        (70.5)                           (70.5)
           Minimum pension liability                                              (4.9)                            (4.9)
                                                                                                          ----------------
    Comprehensive income                                                                                           16.5
                                                                                                          ----------------
    Contribution of capital                                     230.0                                             230.0
                                           ------------- --------------- ----------------  -------------- ----------------
Balance at December 31, 2004                  $   2.5      4  4,041.1       $    112.7       $(1,381.8)       $ 2,774.5
                                           ============= =============== ================  ============== ================


   The accompanying notes are an integral part of these financial statements.

                   ING USA Annuity and Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

                            Statements of Cash Flows
                                  (In millions)


                                                                                     Year ended December 31,
                                                                            2004              2003              2002
                                                                       ---------------   ---------------   ----------------
Cash Flows from Operating Activities:
    Net income (loss)                                                    $       91.9      $       57.3      $    (1,414.5)
    Adjustments to reconcile net income (loss) to net cash
      provided by operating activities:
        Capitalization of deferred policy acquisition costs                    (688.3)           (396.9)            (469.5)
        Amortization of deferred policy acquisition costs
           and value of business acquired                                       241.0             252.9              210.8
        Net accretion/decretion of discount/premium                             139.6             218.2              173.3
        Future policy benefits, claims reserves, and interest credited          916.7           1,196.8              926.6
        Impairment of goodwill                                                      -                 -            1,314.4
        Provision for deferred income taxes                                      75.5              (1.9)             (43.5)
        Net realized capital (gains) losses                                     (57.3)           (110.0)             151.5
        Depreciation                                                                -                 -                0.2
        Change in:
           Accrued investment income                                            (20.1)              9.3              (45.4)
           Accounts receivables and asset accruals                              (35.5)             (2.4)              (2.3)
           Due to/from affiliates                                               (83.7)            (68.4)              76.4
           Other payables and accruals                                           77.1              73.1             (219.8)
                                                                       ---------------   ---------------   ----------------
Net cash provided by operating activities                                       656.9           1,228.0              658.2
Cash Flows from Investing Activities:
    Proceeds from the sale, maturity, or redemption of:
      Fixed maturities, available-for-sale                                   17,903.6          20,179.8           20,419.3
      Equity securities, available-for-sale                                     106.8              45.7                0.7
      Mortgage loans on real estate originated                                  388.6             561.1              667.6
      Short-term investments                                                  2,854.0          15,364.1            8,638.3
    Acquisition of:
      Fixed maturities, available-for-sale                                  (20,553.5)        (21,223.3)         (24,532.0)
      Equity securities, available-for-sale                                     (20.2)            (16.2)            (144.1)
      Mortgage loans on real estate                                            (856.4)         (1,075.5)            (782.1)
      Short-term investments                                                 (2,860.6)        (15,362.2)          (8,580.9)
    Proceeds from sale of interest in subsidiary                                    -                 -               27.7
    Other investments                                                          (152.9)            (84.0)              74.1
    Other, net                                                                   10.8               2.7               10.8
                                                                       ---------------   ---------------   ----------------
Net cash used in investing activities                                        (3,179.8)         (1,607.8)          (4,200.6)


   The accompanying notes are an integral part of these financial statements.

                   ING USA Annuity and Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

                            Statements of Cash Flows
                                  (In millions)


                                                                                     Year ended December 31,
                                                                            2004              2003              2002
                                                                       ---------------   ---------------   ----------------
Cash Flows from Financing Activities:
    Deposits received for investment contracts                                5,474.7           1,475.3            4,826.1
    Maturities and withdrawals from investment contracts                     (2,830.9)         (1,676.5)          (1,636.3)
    Reinsurance recapture                                                           -             134.5                  -
    Change in reinsurance recoverable                                          (736.2)             25.6             (211.3)
    Net short-term loans                                                        179.2             210.6               48.6
    Intercompany dividends                                                          -             (12.4)                 -
    Intercompany loans                                                          350.0                 -                  -
    Contribution of capital from Parent                                         230.0              88.7              456.3
    Other                                                                           -                 -               (8.2)
                                                                       ---------------   ---------------   ----------------
Net cash provided by financing activities                                     2,666.8             245.8            3,475.2
                                                                       ---------------   ---------------   ----------------
Net increase (decrease) in cash and cash equivalents                            143.9            (134.0)             (67.2)
Cash and cash equivalents, beginning of year                                     65.1             199.1              266.3
                                                                       ---------------   ---------------   ----------------
Cash and cash equivalents, end of year                                   $      209.0      $       65.1      $       199.1
                                                                       ===============   ===============   ================
Supplemental cash flow information:
    Income taxes paid (received), net                                    $        8.3      $       53.0      $       (41.7)
                                                                       ===============   ===============   ================
    Interest paid                                                        $       14.2      $       10.8      $        13.5
                                                                       ===============   ===============   ================

   The accompanying notes are an integral part of these financial statements.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

     Basis of Presentation

     ING USA Annuity and Life Insurance Company ("ING USA" or the "Company" as appropriate), a wholly-owned subsidiary of Lion Connecticut Holdings Inc. ("Lion" or "Parent"), is a stock life insurance company organized under the laws of the State of Iowa.

     Lion is an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol "ING". ING USA is authorized to conduct its insurance business in the District of Columbia and all states except New York. ING USA was domiciled as a life insurance company under the laws of the State of Delaware until December 31, 2003 and has been domiciled as such in Iowa since January 1, 2004.

     On January 1, 2004 (the "Merger Date"), the Company simultaneously redomesticated from Delaware to Iowa, changed its name from Golden American Life Insurance Company to ING USA Annuity and Life Insurance Company, and merged the following affiliates into the Company: Equitable Life Insurance Company of Iowa ("Equitable Life"), USG Annuity & Life Company ("USG"), and United Life & Annuity Insurance Company ("ULA") (the collectively, "Merger Companies"). Prior to the merger date, ING USA was a wholly-owned subsidiary of Equitable Life. Equitable Life merged its affiliate, Ameribest Life Insurance Company ("AMB"), a life insurance company domiciled in Georgia, into its operations on January 1, 2003.

     Statement  of Financial  Accounting  Standards  ("FAS") No. 141,  "Business
     Combinations", excludes transfers of net assets or exchanges of shares between entities under common control, and notes that certain provisions under Accounting Principles Board ("APB") Opinion No. 16, "Business Combinations", provide a source of guidance for such transactions. In accordance with APB Opinion No. 16, financial information of the combined entity is presented as if the entities had been combined for the full year, and all comparative financial statements are restated and presented as if the entities had previously been combined, in a manner similar to a pooling-of-interests. The Balance Sheets and Statements of Operations give effect to the consolidation transactions as if they had occurred on December 31, 2003 and January 1, 2002, respectively.

     As of April 1, 2002, ING USA sold First Golden American Life Insurance Company of New York ("First Golden") to its sister company, ReliaStar Life Insurance Company ("ReliaStar"). ReliaStar, the parent of Security-Connecticut Life Insurance Company ("Security-Connecticut"), which in turn is the parent of ReliaStar Life Insurance Company of New York ("RLNY"), merged the First Golden business into RLNY operations and dissolved First Golden at book value for $27.7 in cash and a receivable

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     totaling $0.2 from RLNY. The receivable from RLNY was assumed by Equitable Life, and ultimately by ING USA. The consideration was based on First Golden's statutory-basis book value. RLNY's payable to the Company was assumed by ING USA and subsequently forgiven. ING USA realized a loss of $3.0 related to the sale of First Golden, which was recorded as a capital transaction. Approval for the merger was obtained from the Insurance Departments of the States of New York and Delaware. As of October 1, 2003, RLNY's parent, Security-Connecticut merged with and into its parent, ReliaStar.

     In accordance with APB Opinion No. 16, RLNY presented combined results of operations including First Golden activity as of the beginning of the year ended December 31, 2002. The first three months of First Golden activity is not reflected in the ING USA's Statement of Operations for the period ended December 31, 2002, as the amounts were not material.

     Description of Business

     The Company offers various insurance products including immediate and deferred variable and fixed annuities. The Company's annuity products are distributed by national wirehouses, regional securities firms, independent National Association of Securities Dealers, Inc. ("NASD") firms with licensed registered representatives, banks, life insurance companies with captive agency sales forces, independent insurance agents, independent marketing organizations and the ING broker-dealer network. The Company also offers guaranteed investment contracts ("GICs") and funding agreements marketed by direct sale by home office personnel or through specialty insurance brokers. Historically, the Company has provided interest-sensitive, traditional and variable life insurance, and health insurance. All health insurance is ceded to other insurers and new policies are no longer written. The Company ceased the issuance of life insurance policies in 2001, and all life insurance business is currently in run-off. The Company's primary customers are retail consumers and corporations.

     Recently Adopted Accounting Standards

     Accounting   and   Reporting   by   Insurance   Enterprises   for   Certain
     Nontraditional Long-Duration Contracts and for Separate Accounts

     The Company adopted Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts," on January 1, 2004. SOP 03-1 establishes several new accounting and disclosure requirements for certain nontraditional long-duration contracts and for separate accounts including, among other things, a requirement that assets and liabilities of separate account arrangements that do not meet certain criteria be accounted for as general account assets and liabilities, and that the revenue and expenses related to such arrangements be consolidated within the respective line items in the Statements of Operations. In addition, the SOP requires

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     additional liabilities be established for certain guaranteed death and other benefits and for products with certain patterns of cost of insurance charges. In addition, sales inducements provided to contractowners must be recognized on the balance sheet separately from deferred policy acquisition costs and amortized as a component of benefits expense using methodologies and assumptions consistent with those used for amortization of deferred policy acquisition costs.

     The Company evaluated all requirements of SOP 03-1 and determined that it is affected by the SOP's requirements to establish additional liabilities for certain guaranteed benefits and products with patterns of cost of insurance charges resulting in losses in later policy durations from the insurance benefit function and to defer, amortize, and recognize separately, sales inducements to contractowners. Upon adoption of SOP 03-1 on January 1, 2004, the Company recognized a cumulative effect of a change in accounting principle of $(3.6), before tax or $(2.3), net of $1.3 of income taxes. In addition, requirements for certain separate account arrangements that do not meet the established criteria for separate asset and liability recognition are applicable to the Company, however, the Company's policies on separate account assets and liabilities have historically been, and continue to be, in conformity with the requirements newly established.

     In the fourth quarter of 2004, the cumulative effect of a change in accounting principle was revised due to the Company's implementation of
     Technical Practice Aid 6300.05 - 6300.08, "Q&As Related to the Implementation of SOP 03-1, `Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts"' (the "TPA").

     The TPA, which was approved in September 2004, provides additional guidance regarding certain implicit assessments that may be used in the testing of the base mortality function on contracts, which is performed to determine whether additional liabilities are required in conjunction with SOP 03-1. In addition, the TPA provides additional guidance surrounding the allowed level of aggregation of additional liabilities determined under SOP 03-1. While the TPA was implemented during the fourth quarter of 2004, the TPA is retroactive to the original implementation date of SOP 03-1, January 1, 2004 and is reported as an adjustment to the SOP 03-1 cumulative effect of change in accounting principle. The adoption of the TPA reduced the Company's cumulative effect of change in accounting principle by $2.0, before tax and decreased quarterly 2004 net income approximately $0.6 in each quarter, for a total decrease of $2.3.

     The implementation of SOP 03-1 also raised questions regarding the interpretation of the requirements of FAS No. 97 "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("FAS 97"), concerning when it is appropriate to record an unearned revenue liability related to the insurance benefit function. To clarify its position, the

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Financial Accounting Standards Board ("FASB") issued FASB Staff Position No. FAS 97-1 ("FSP FAS 97-1"), "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, `Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments,' Permit or Require Accrual of an Unearned Revenue Liability," effective for fiscal periods beginning subsequent to the date the guidance was issued, June 18, 2004. The Company adopted FSP FAS 97-1 on July 1, 2004.

     The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments

     In March 2004, the Emerging Issues Task Force ("EITF") reached a final consensus on EITF Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments," adopting a three-step impairment model for securities within its scope. The three-step model is applied on a security-by-security basis as follows:

     Step 1: Determine whether an investment is impaired. An investment is impaired if the fair value of the investment is less than its cost basis.
     Step 2: Evaluate whether an impairment is other-than-temporary.
     Step 3: If the impairment is other-than-temporary, recognize an impairment loss equal to the difference between the investment's cost and its fair value.

     On September 30, 2004, the FASB issued FASB Staff Position No. EITF Issue 03-1-1 ("FSP EITF 03-1-1"), "Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, `The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments,'" which delayed the EITF Issue No. 03-1 original effective date of July 1, 2004 related to steps two and three of the impairment model introduced. The delay is in effect until a final consensus can be reached on such guidance. Despite the delay of the implementation of steps two and three, other-than-temporary impairments are still to be recognized as required by existing guidance.

     Earlier consensus reached by the EITF on this issue required that certain quantitative and qualitative disclosures be made for unrealized losses on debt and equity securities that have not been recognized as other-than-temporary impairments. These disclosures were adopted by the Company, effective December 31, 2003, and are included in the Investments footnote.

     Accounting for Derivative Instruments and Hedging Activities

     In 2003, the Derivative Implementation Group ("DIG") who was responsible for issuing guidance on behalf of the FASB for implementation of FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", issued Statement No. 133 Implementation Issue No. B36, "Embedded Derivatives:
     Modified  Coinsurance  Arrangements  and Debt  Instruments That Incorporate

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Credit Risk Exposures That Are Unrelated or Only Partially Related to the Credit Worthiness of the Obligor Under Those Instruments" ("DIG B36"). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or a total return debt index may be determined to contain embedded derivatives that are required to be bifurcated from the host instrument. The Company adopted DIG B36 on October 1, 2003 and has modified coinsurance treaties that are applicable to the guidance. The applicable contracts, however, were determined to generate embedded derivatives with a fair value of zero. Therefore, implementation of DIG B36 did not impact the Company's financial position, results of operations, or cash flows.

     Variable Interest Entities

     In January 2003, the FASB issued FASB Interpretation 46, "Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51" ("FIN 46"). In December 2003, the FASB modified FIN 46 to make certain technical corrections and address certain implementation issues that had arisen. FIN 46 provides a new framework for identifying variable interest entities ("VIEs") and determining when a company should include the assets, liabilities, noncontrolling interests and results of activities of a VIE in its consolidated financial statements.

     In general, a VIE is a corporation, partnership, limited-liability corporation, trust, or any other legal structure used to conduct activities or hold assets that either (1) has an insufficient amount of equity to carry out its principal activities without additional subordinated financial support, (2) has a group of equity owners that are unable to make significant decisions about its activities, or (3) has a group of equity owners that do not have the obligation to absorb losses or the right to receive returns generated by its operations.

     FIN 46 requires a VIE to be consolidated if a party with an ownership, contractual or other financial interest in the VIE (a variable interest holder) is obligated to absorb a majority of the risk of loss from the VIE's activities, is entitled to receive a majority of the VIE's residual returns (if no party absorbs a majority of the VIE's losses), or both. A variable interest holder that consolidates the VIE is called the primary beneficiary. Upon consolidation, the primary beneficiary generally must initially record all of the VIE's assets, liabilities and noncontrolling interests at fair value and subsequently account for the VIE as if it were consolidated based on majority voting interest. FIN 46 also requires disclosures about VIEs that the variable interest holder is not required to consolidate but in which it has a significant variable interest.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     The Company holds investments in variable interest entities ("VIEs") in the form of private placement securities, structured securities, securitization transactions and limited partnerships with an aggregate fair value of $7.0 billion as of December 31, 2004. These VIEs are held by the Company for investment purposes. Consolidation of these investments in the Company's financial statements is not required as the Company is not the primary beneficiary for any of these VIEs. Book value as of December 31, 2004 of $6.9 billion represents the maximum exposure to loss except for those structures for which the Company also receives asset management fees.

     Goodwill Impairment

     During  2002,  the  Company  adopted  FAS  No.  142,  "Goodwill  and  Other
     Intangible Assets". The adoption of this standard resulted in the recognition of an impairment loss of $1,298.4, net of $699.1 of income taxes, related to a prior acquisition, recorded retroactive to the first quarter of 2002. Prior quarters of 2002 were restated accordingly. This impairment loss represented the entire carrying amount of goodwill, net of accumulated amortization. This impairment charge is shown as a change in accounting principle on the 2002 Statement of Operations.

     Guarantees

     In November 2002, the FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" ("FIN 45"), to clarify accounting and disclosure requirements relating to a guarantor's issuance of certain types of guarantees, or groups of similar guarantees, even if the likelihood of the guarantor's having to make any payments under the guarantee is remote. The disclosure provisions are effective for financial statements for fiscal years ending after December 15, 2002. For certain guarantees, the interpretation also requires that guarantors recognize a liability equal to the fair value of the guarantee upon its issuance. This initial recognition and measurement provisions are to be applied on a prospective basis to guarantees issued or modified after December 31, 2002. The Company has performed an assessment of its guarantees and believes that all of its guarantees are excluded from the scope of this interpretation.

     New Accounting Pronouncements

     In December 2004, the FASB issued FAS No. 123 (revised 2004), "Share-Based Payment" ("FAS 123R"), which requires all share-based payments to employees be recognized in the financial statements based upon the fair value. FAS 123R is effective at the beginning of the first interim or annual period beginning after June 15, 2005. Earlier adoption is encouraged. FAS 123R provides two transition methods, modified-prospective and modified-retrospective.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     The modified-prospective method recognizes the grant-date fair value of compensation for new awards granted after the effective date and unvested awards beginning in the fiscal period in which the recognition provisions are first applied. Prior periods are not restated. The modified-retrospective method permits entities to restate prior periods by recognizing the compensation cost based on the amount previously reported in the pro forma footnote disclosures as required under FAS No. 123, "Accounting for Stock-Based Compensation".

     The Company intends to early adopt the provisions of FAS 123R on January 1, 2005, using the modified-prospective method. Due to the Company's few number of employees, the adoption of FAS 123R is not expected to have a material impact on the Company's financial position, results of operations, or cash flows. Prior to January 2005, the Company applied the intrinsic value-based provisions set forth in APB Opinion No. 25, "Accounting for Stock Issued to Employees". Under the intrinsic value method, compensation expense is determined on the measurement date, which is the first date on which both the number of shares the employee is entitled to receive and the exercise price are known. Compensation expense, if any, is measured based on the award's intrinsic value, which is the excess of the market price of the stock over the exercise price on the measurement date.

     Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

     Reclassifications

     Certain   reclassifications   have  been  made  to  prior  year   financial
     information to conform to the current year classifications.

     Cash and Cash Equivalents

     Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

     Investments

     All of the Company's fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in shareholder's equity, after adjustment for related

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     changes in deferred policy acquisition costs ("DAC"), value of business acquired ("VOBA"), and deferred income taxes.

     Other-Than-Temporary-Impairments

     The Company analyzes the general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Management considers the length of the time and the extent to which the market value has been less than cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other-than-temporary impairment is considered to have occurred.

     In addition, the Company invests in structured securities that meet the criteria of EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." Under EITF Issue No. 99-20, a determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company's ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been an adverse change in cash flow since the remeasurement date.

     When a decline in fair value is determined to be other-than-temporary, the individual security is written down to fair value and the loss is accounted for as a realized loss.

     Purchases and Sales

     Purchases and sales of fixed maturities and equity securities (excluding private placements) are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

     Valuation

     Fair values for fixed maturities are obtained from independent pricing services or broker-dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. The fair values for actively traded equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value, where applicable.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Mortgage loans on real estate are reported at amortized cost less impairment writedowns. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan (discounted at the loan's effective interest rate), or fair value of the collateral. If the loan is in foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell. The carrying value of the impaired loans is reduced by establishing a permanent writedown charged to realized loss.

     Investments in real estate are reported at historical cost, less accumulated depreciation and impairment writedowns, with the exception of land, which is not depreciated. If the value of any real estate is determined to be impaired (i.e., when it is probable that the Company will be unable to recover the carrying value of the real estate), the carrying value of the real estate is reduced to the current fair value. The carrying value of the impaired real estate is reduced by establishing a permanent writedown charged to realized loss.

     Policy loans are carried at unpaid principal balances.

     Short-term investments, consisting primarily of money market instruments and other fixed maturity issues purchased with an original maturity of 91 days to one year, are considered available-for-sale and are carried at fair value, which approximates amortized cost.

     Derivative instruments are reported at fair value and are obtained internally from the derivative accounting system. Embedded derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models or market quotations. Guaranteed minimum withdrawals benefits ("GMWBs") and guaranteed minimum accumulation benefits ("GMABs") represent an embedded derivative liability in the variable annuity contract that is required to be reported separately from the host variable annuity contract. GMWBs and GMABs are carried at fair value based on actuarial assumptions related to projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning contractowner behavior. Estimating cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns, and discount rates.

     Securities Lending

     The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

     Repurchase Agreements

     The Company engages in dollar repurchase agreements ("dollar rolls") and repurchase agreements to increase the return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. Company policies require a minimum of 95% of the fair value of securities pledged under dollar rolls and repurchase agreement transactions to be maintained as collateral. Cash collateral received is invested in fixed maturities and the offsetting collateral liability is included in borrowed money on the Balance Sheets.

     Derivatives

     The Company's use of derivatives is limited mainly to hedging purposes. However, these derivatives are not accounted for using hedge accounting treatment under FAS No. 133, as the Company does not seek hedge accounting treatment. The Company enters into interest rate, equity market, and currency contracts, including swaps, caps, floors, options and futures, to reduce and manage risks associated with changes in value, yield, price, or cash flow or exchange rates of assets or liabilities held or intended to be held. Changes in the fair value of open derivative contracts are recorded in net realized capital gains and losses in the Statements of Operations. Derivatives are included in other investments on the Balance Sheets.

     The Company also has investments in certain fixed maturity instruments and has retail annuity products that contain embedded derivatives, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads. Changes in the fair value of embedded derivatives are recorded in net realized capital gains (losses) in the Statements of Operations. Embedded derivatives within securities are included in fixed maturities in the Balance Sheets. Embedded derivatives within retail annuity products are included in future policy benefits and claims reserves on the Balance Sheets.

     Deferred Policy Acquisition Costs and Value of Business Acquired

     Deferred policy acquisition costs ("DAC") represent policy acquisition costs that have been capitalized and are subject to amortization. Such costs consist principally of certain commissions, underwriting, contract issuance, and agency expenses, related to the production of new and renewal business.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Value of business acquired ("VOBA") represents the outstanding value of in force business capitalized and are subject to amortization in purchase accounting when the Company was acquired. The value is based on the present value of estimated net cash flows embedded in the Company's contracts.

     The amortization methodology used for DAC and VOBA varies by product type. Statement of Financial Accounting Standards ("FAS") No. 60, "Accounting and Reporting by Insurance Enterprises," applies to traditional life insurance products, primarily traditional whole life and term life insurance contracts. Under FAS No. 60, DAC and VOBA are amortized over the premium payment period, in proportion to the premium revenue recognized.

     FAS No. 97 applies to universal life and investment-type products, such as fixed and variable deferred annuities. Under FAS No. 97, DAC and VOBA are amortized, with interest, over the life of the related contracts (usually 25 years) in relation to the present value of estimated future gross profits from investment, mortality, and expense margins; asset-based fees, policy administration, and surrender charges; less policy maintenance fees and non-capitalized commissions, as well as realized gains and losses on investments. Guaranteed investment contracts, however, are amortized on a straight-line basis over the life of the contract.

     Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Several assumptions are considered significant in the estimation of future gross profits associated with variable universal life and variable deferred annuity products. One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include surrender and lapse rates, estimated interest spread, and estimated mortality.

     Due to the relative size and sensitivity to minor changes in underlying assumptions of DAC and VOBA balances, the Company performs a quarterly and annual analysis of DAC and VOBA for the annuity and life businesses, respectively. The DAC and VOBA balances are evaluated for recoverability and are reduced to the extent that estimated future gross profits are inadequate to recover the asset.

     At each evaluation date, actual historical gross profits are reflected, and estimated future gross profits and related assumptions are evaluated for continued reasonableness. Any adjustment in estimated profit requires that the amortization rate be revised ("unlocking"), retroactively to the date of the policy or contract issuance. The cumulative prior period adjustment is recognized as a component of current period amortization. In general,

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     increases in investment returns, and thus estimated profits, lower the rate of amortization. Increases in surrender charges and mortality margins, decreases in investment returns, and decreases in estimated profits, increase the rate of amortization.

     Reserves

     Future policy benefits include reserves for universal life, immediate annuities with life contingent payouts, and traditional life insurance contracts. Reserves for universal life products are equal to cumulative deposits less withdrawals and charges plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of contractowners and related expenses less the present value of future net premiums.

     Reserves for deferred annuity investment contracts and immediate annuity without life contingent payouts are equal to cumulative deposits less charges and withdrawals, plus credited interest thereon (reserve interest rates vary by product up to 10.0% for all periods presented).

     Reserves for immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rate, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates ranged from 3.0% to 8.0% for all periods presented. Mortality and withdrawal rate assumptions are based on relevant Company experience and are periodically reviewed against both industry standards and experience.

     Certain variable annuity contracts offer guaranteed minimum death benefits ("GMDB"), as well as guaranteed living benefits. The GMDB is provided in the event the customer's account value at death is below the guaranteed value. Guaranteed living benefits offered include guaranteed minimum income benefits, guaranteed minimum withdrawal benefits, and guaranteed minimum accumulation benefits. Although the Company reinsures or hedges a significant portion of the death and living benefit guarantees associated with its in force business, declines in the equity market may increase the Company's net exposure to the death and living benefits under these contracts.

     Reserves for GICs are calculated using the principal amount deposited with the Company, less withdrawals, plus interest accrued to the ending valuation date. Interest on these contracts is accrued by a predetermined index plus a spread or a fixed rate, established at the issue date of the contract.

     Reserves for universal life products are equal to cumulative deposits less withdrawals and charges plus credited interest thereon. In addition, the Company holds reserves as required for SOP 03-1 for certain products with anticipated losses in later policy durations. Reserves for traditional life insurance contracts represent the present value of future benefits to be

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     paid to or on behalf of contractowners and related expenses less the present value of future net premiums.

     Sales Inducements

     Sales inducements represent benefits paid to contractowners that are incremental to the amounts the Company credits on similar contracts and are higher than the contract's expected ongoing crediting rates for periods after the inducement. As of January 1, 2004, such amounts are reported separately on the balance sheet in accordance with SOP 03-1. Prior to 2004, sales inducements were recorded as a component of DAC on the Balance Sheet. Beginning in 2004, sales inducements are amortized as a component of interest credited and other benefits to contractowners using methodologies and assumptions consistent with those used for amortization of DAC.

     Revenue Recognition

     For universal life and most annuity contracts, charges assessed against contractowners' funds for the cost of insurance, surrender, expenses, and other fees are recorded as revenue as charges are assessed against contractowners. Other amounts received for these contracts are reflected as deposits and are not recorded as premium or revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and benefits in the Statements of Operations.

     Premiums on the Statements of Operations primarily represent amounts received under traditional life insurance policies.

     For GICs, deposits made to the Company are not recorded as revenue in the Statements of Operations and are recorded directly to policy liabilities and accruals on the Balance Sheet.

     Separate Accounts

     Separate Account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractowners who bear the investment risk, subject, in limited cases, to certain minimum guarantees. Investment income and investment gains and losses generally accrue directly to such contractowners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Separate Account assets supporting variable options under annuity and universal life contracts are invested, as designated by the contractowner or participant (who bears the investment risk, subject, in limited cases, to minimum guaranteed rates) under a contract, in shares of mutual funds which are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

     Separate Account assets and liabilities are carried at fair value and shown as separate captions in the Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Statement of Operations. The Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

     Assets and liabilities of separate account arrangements that do not meet the criteria in SOP 03-1 for presentation in the separate caption in the Balance Sheets (primarily guaranteed interest options), and revenue and expenses related to such arrangements, are consolidated in the financial statements with the general account. At December 31, 2004 and 2003, unrealized gains of $100.5 and $112.8, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity.

     Reinsurance

     The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in certain aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Balance Sheets.

     Participating Insurance

     Participating business approximates 10% of the Company's ordinary life insurance in force and 26% of premium income. The amount of dividends to be paid is determined annually by the Board of Directors. Amounts allocable to participating contractowners are based on published dividend projections or expected dividend scales. Dividends to participating policyholders of $16.2, $17.2, and $23.7, were incurred during the years ended December 31, 2004, 2003 and 2002, respectively.

     Income Taxes

     The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

2.   Investments

     Fixed maturities and equity securities available-for-sale as of December 31, 2004 were as follows:


                                                                            Gross           Gross
                                                         Amortized       Unrealized       Unrealized         Fair
                                                           Cost             Gains           Losses           Value
                                                       --------------   --------------  ---------------  --------------
      Fixed maturities:
          U.S. government and government
            agencies and authorities                     $     464.0      $       1.8     $        1.1     $     464.7
          State, municipalities and political
            subdivisions                                        20.7                -              0.8            19.9

          U.S. corporate securities:
            Public utilities                                 1,796.9             78.4              8.9         1,866.4
            Other corporate securities                       6,292.4            243.5             22.7         6,513.2
                                                       --------------   --------------  ---------------  --------------
          Total U.S. corporate securities                    8,089.3            321.9             31.6         8,379.6
                                                       --------------   --------------  ---------------  --------------
          Foreign securities:
            Government                                         518.9             24.2              2.2           540.9
            Other                                            2,571.2             97.7             11.5         2,657.4
                                                       --------------   --------------  ---------------  --------------
          Total foreign securities                           3,090.1            121.9             13.7         3,198.3
                                                       --------------   --------------  ---------------  --------------
          Residential mortgage-backed securities             3,440.3             43.9             22.4         3,461.8
          Commercial mortgaged-backed securities             1,107.8             34.9              3.0         1,139.7
          Other asset-backed securities                      1,934.2             14.3             14.7         1,933.8
                                                       --------------   --------------  ---------------  --------------
          Total fixed maturities, including fixed
            maturities pledged                              18,146.4            538.7             87.3        18,597.8
          Less: fixed maturities pledged                     1,100.5              9.8              1.7         1,108.6
                                                       --------------   --------------  ---------------  --------------
      Fixed maturities                                      17,045.9            528.9             85.6        17,489.2
      Equity securities                                         34.8              0.5                -            35.3
                                                       --------------   --------------  ---------------  --------------
      Total investments available-for-sale               $  17,080.7      $     529.4     $     $ 85.6     $  17,524.5
                                                       ==============   ==============  ===============  ==============


ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Fixed maturities and equity securities available-for-sale as of December 31, 2003 were as follows:


                                                                            Gross           Gross
                                                         Amortized       Unrealized       Unrealized         Fair
                                                           Cost             Gains           Losses           Value
                                                       --------------   --------------  ---------------  --------------
      Fixed maturities:
          U.S. government and government
            agencies and authorities                     $     195.5      $       2.0     $        0.1     $     197.4
          State, municipalities and political
            subdivisions                                        31.7                -              2.5            29.2

          U.S. corporate securities:
            Public utilities                                 1,341.2             84.3              8.0         1,417.5
            Other corporate securities                       6,246.4            300.9             33.7         6,513.6
                                                       --------------   --------------  ---------------  --------------
          Total U.S. corporate securities                    7,587.6            385.2             41.7         7,931.1
                                                       --------------   --------------  ---------------  --------------
          Foreign securities:
            Government                                         487.1             21.7              3.9           504.9
            Other                                            1,984.4             96.0             24.1         2,056.3
                                                       --------------   --------------  ---------------  --------------
          Total foreign securities                           2,471.5            117.7             28.0         2,561.2
                                                       --------------   --------------  ---------------  --------------
          Residential mortgage-backed securities             3,247.0             66.7             21.8         3,291.9
          Commercial mortgage-backed securities                774.2             45.8              2.1           817.9
          Other asset-backed securities                      1,273.0             17.2             21.1         1,269.1

          Total fixed maturities, including fixed
            maturities pledged                              15,580.5            634.6            117.3        16,097.8
          Less: fixed maturities pledged                       555.5              6.4              2.8           559.1
                                                       --------------   --------------  ---------------  --------------
      Fixed maturities                                      15,025.0            628.2            114.5        15,538.7
      Equity securities                                        115.2              5.0                -           120.2
                                                       --------------   --------------  ---------------  --------------
      Total investments available-for-sale               $  15,140.2      $     633.2     $      114.5     $  15,658.9
                                                       ==============   ==============  ===============  ==============



     At December 31, 2004 and 2003, net unrealized appreciation is $451.9 and $522.3, respectively, on total fixed maturities, including fixed maturities pledged to creditors, and equity securities.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     The aggregate unrealized losses and related fair values of total fixed maturities, including fixed maturities pledged to creditors, and equity securities with unrealized losses as of December 31, 2004, are shown below by duration:


                                                Unrealized             Fair
                                                   Loss                Value
                                           -----------------   -----------------
     Duration category:
       Less than six months below cost       $      27.2         $   3,199.9
       More than six months and less
         than twelve months below cost              29.9             1,710.7
       More than twelve months below cost           30.2               709.1
                                           -----------------   -----------------
                                             $      87.3        $    5,619.7
                                           =================   =================


     Of the unrealized losses less than 6 months in duration of $27.2, there were $12.3 in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. The remaining unrealized losses of $14.9 as of December 31, 2004, relates to securities under the guidance prescribed by EITF Issue No. 99-20. This category includes U.S. government-backed securities, principal protected securities, and structured securities, which did not have an adverse change in cash flows for which the carrying amount was $1,560.4.

     Of the unrealized losses more than 6 months and less than 12 months in duration of $29.9, there were $16.9 in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. The remaining unrealized losses of $13.0 as of December 31, 2004, relates to securities under the guidance prescribed by EITF Issue No. 99-20. This category includes U.S. government-backed securities, principal protected securities, and structured securities, which did not have an adverse change in cash flows for which the carrying amount was $768.8.

     Of the unrealized losses more than 12 months in duration of $30.2, there were $18.0, in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. The remaining unrealized losses of $12.2 as of December 31, 2004, relates to securities under the guidance prescribed by EITF Issue No. 99-20. This category includes U.S. government-backed securities, principal protected securities, and structured securities, which did not have an adverse change in cash flows for which the carrying amount was $222.8.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     The amortized cost and fair value of fixed maturities as of December 31, 2004 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.


                                                Amortized            Fair
                                                  Cost               Value
                                            -----------------  -----------------
     Due to mature:
       One year or less                       $      336.8       $      341.5
       After one year through five years           4,066.3            4,151.2
       After five years through ten years          4,209.5            4,403.0
       After ten years                             3,051.6            3,166.9
       Mortgage-backed securities                  4,548.0            4,601.4
       Other asset-backed securities               1,934.2            1,933.8
     Less: fixed maturities pledged                1,100.5            1,108.6
                                            -----------------  -----------------
     Fixed maturities, excluding fixed
       maturities pledged                     $   17,045.9       $   17,489.2
                                            =================  =================


     The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2004.

     At December 31, 2004 and 2003, fixed maturities with fair values of $11.9 and $20.1, respectively, were on deposit as required by regulatory authorities.

     The  Company  is a member  of the  Federal  Home  Loan  Bank of Des  Moines
     ("FHLB") and is required to maintain a collateral deposit that backs funding agreements issued to the FHLB. At December 31, 2004 and 2003, respectively, the Company had $376.3 and $125.3 in non-putable funding agreements issued to the FHLB. At December 31, 2004 and 2003, respectively, assets with a carrying value of approximately $422.0 and $148.2 collateralized the funding agreements to the FHLB. Collateralized assets are included in fixed maturities in the Balance Sheets.

     The Company enters into dollar repurchase agreements ("dollar rolls") and repurchase agreements to increase its return on investments and improve liquidity. At December 31, 2004 and 2003, the carrying value of the securities pledged in dollar rolls and repurchase agreements was $715.9 and $536.8, respectively. The carrying value of the securities pledged in dollar rolls and repurchase agreements is included in pledged securities on the Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements totaled $713.4 and $534.2 at December 31, 2004 and 2003, respectively. The repurchase obligation related to dollar rolls and repurchase agreements is included in borrowed money on the Balance Sheets.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

     The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was not material at December 31, 2004. The Company believes the counterparties to the dollar rolls, repurchase agreements, reverse repurchase agreements, and securities lending are financially responsible and that the counterparty risk is immaterial.

     Impairments

     The  following   table   identifies   the  Company's   other-than-temporary
     impairments by type as of December 31:


                                                 2004                         2003                        2002
                                       ---------------------------- ---------------------------- ---------------------------
                                                         No. of                       No. of                      No. of
                                         Impairment    Securities    Impairment     Securities    Impairment    Securities
                                      --------------- ------------ --------------- ------------ -------------- ------------
     U.S. Corporate                     $     -            -         $  23.7           16         $    0.1            1
     Residential mortgage-backed            9.1           88            81.3          173             81.3          125
     Foreign                                8.5            4            11.5            2              8.5            3
     Asset-backed                          11.5            6             5.8            7             31.1           14
     Equity                                   -            -               -            -                -            1
     Limited partnerships                   2.2            1               -            -                -            -
                                      --------------- ------------ --------------- ------------ -------------- ------------
     Total                              $  31.3           99         $ 122.3          198         $  121.0          144
                                      =============== ============ =============== ============ ============== ============


     The remaining fair value of the impaired fixed maturities at December 31, 2004 and 2003 is $168.7 and $192.0, respectively.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Net Investment Income

     Sources of net investment income were as follows:


                                                                            Year ended December 31,
                                                                  2004               2003               2002
                                                            -----------------  -----------------  ------------------
     Fixed maturities                                          $       960.5     $        957.6     $         946.1
     Equity securities                                                   0.3                0.2                   -
     Mortgage loans on real estate                                     221.8              208.5               202.2
     Real estate                                                         0.2                0.6                 0.3
     Policy loans                                                        9.8                8.8                 9.5
     Short-term investments and cash equivalents                         1.4                1.5                 3.7
     Other                                                             (98.4)            (138.6)             (127.9)
                                                            -----------------  -----------------  ------------------
     Gross investment income                                         1,095.6            1,038.6             1,033.9
     Less: investment expenses                                          71.7               64.0                44.6
                                                            -----------------  -----------------  ------------------
     Net investment income                                     $     1,023.9     $        974.6     $         989.3
                                                            =================  =================  ==================



     Net Realized Capital Gains and Losses

     Net realized capital gains (losses) are comprised of the difference between the carrying value of investments and proceeds from sale, maturity, and redemption, as well as losses incurred due to the impairment of investments. Net realized capital gains (losses) on investments were as follows:


                                                                             Year ended December 31,
                                                                   2004               2003                2002
                                                            -----------------  ------------------  -----------------
     Fixed maturities                                          $       44.0      $        108.7      $      (105.9)
     Equity securities                                                  6.4                 0.2                0.1
     Derivatives                                                        9.3                 1.7              (92.0)
     Real estate                                                          -                (3.4)               1.7
     Other                                                             (2.1)               (0.3)              (0.4)
                                                            -----------------  ------------------  -----------------
     Pretax net realized capital gains (losses)                $       57.6      $        106.9      $      (196.5)
                                                            =================  ==================  =================
     After-tax net realized capital gains (losses)                   $ 37.4      $         69.5      $      (127.7)
                                                            =================  ==================  =================


     Proceeds from the sale of fixed maturities and equity securities and the related gross gains and losses were as follows:


                                                                              Year ended December 31,
                                                                   2004                2003               2002
                                                            -----------------   -----------------  -----------------
     Proceeds on sales                                        $   9,916.3         $  13,664.8        $  15,027.8
     Gross gains                                                    145.5               297.6              253.3
     Gross losses                                                    59.3                60.4              224.2


ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Changes in accumulated other comprehensive income related to changes in net unrealized capital gains and losses on securities, including securities pledged were as follows:


                                                                           Year ended December 31,
                                                                 2004                2003               2002
                                                           -----------------   -----------------  -----------------
     Fixed maturities                                        $   (65.9)          $   (90.4)         $   556.5
     Equity securities                                            (4.5)                8.6               (3.9)
     DAC/VOBA                                                    (48.1)              151.2             (353.1)
     Sales inducements                                            (6.7)                  -                  -
     Other                                                        11.3                13.4                2.8
                                                           -----------------   -----------------  -----------------
     Subtotal                                                   (113.9)               82.8              202.3
     Deferred income taxes                                        43.4               (27.9)               0.9
                                                           -----------------   -----------------  -----------------
     Net unrealized capital gains (losses)                   $   (70.5)             $ 54.9          $   203.2
                                                           =================   =================  =================



3.   Financial Instruments

     Estimated Fair Value

     The following disclosures are made in accordance with the requirements of FAS No. 107, "Disclosures about Fair Value of Financial Instruments." FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques.

     Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument. FAS No. 107 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

     The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

     Fixed maturity securities: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Company's evaluation of the borrower's ability to compete in their relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

     Equity securities: Fair values of these securities are based upon quoted market price.

     Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

     Cash, cash equivalents, short-term investments under securities loan agreement and policy loans: The carrying amounts for these assets approximate the assets' fair values. Derivatives are carried at fair value on the Balance Sheets.

     Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the individual securities in the separate accounts.

     Other financial instruments reported as assets: The carrying amounts for these financial instruments (primarily derivatives) approximate those assets' fair values. Derivatives are carried at fair value on the Balance Sheets.

     Notes to affiliates: Estimated fair value of the Company's notes to affiliates are based upon discounted future cash flows using a discount rate approximating the current market value.

     Investment contract liabilities (included in future policy benefits and claims reserves):

          With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

          Without a fixed maturity: Fair value is estimated as the amount payable to the contractowner upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

     Liabilities related to separate accounts: Liabilities related to separate accounts are reported at full account value in the Company's Balance Sheets. Estimated fair values of separate account liabilities are equal to their carrying amount.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2004 and 2003 were as follows:


                                                                    2004                            2003
                                                        ------------------------------  ------------------------------
                                                          Carrying          Fair          Carrying          Fair
                                                            Value           Value           Value           Value
                                                        --------------  --------------  --------------  --------------
     Assets:
         Fixed maturity, including securities
           pledged                                        $ 18,597.8      $ 18,597.8      $ 16,097.8      $ 16,097.8
         Equity securities                                      35.3            35.3           120.2           120.2
         Mortgage loans on real estate                       3,851.8         3,969.4         3,388.7         3,581.4
         Policy loans                                          169.0           169.0           177.1           177.1
         Cash, cash equivalents,
           and short-term investments
           under securities loan agreement                     611.8           611.8            88.0            88.0
         Other investments                                     228.8           229.0            60.8            61.1
         Assets held in separate accounts                   24,746.7        24,746.7        18,220.1        18,220.1
     Liabilities:
         Notes to affiliates                                   435.0           508.5            85.0           145.2
         Investment contract liabilities:
           Deferred annuities                               17,525.9        16,344.6        16,072.4        15,069.0
           Supplementary contracts and
             immediate annuities                               864.9           864.9           840.1           840.1
           Liabilities related to separate accounts         24,746.7        24,746.7        18,220.1        18,220.1


     Fair  value  estimates  are made at a  specific  point  in  time,  based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

     Derivative Financial Instruments

     Interest Rate Caps

     Interest rate caps are used to manage the interest rate risk in the Company's bond portfolio. Interest rate caps are purchased contracts that provide the Company with an annuity in an increasing interest rate environment. The notional amount of the Company's open interest rate caps as of December 31, 2004 was $236.2. Carrying value and estimated fair value of the open interest rate caps was minimal as of December 31, 2004. The notional amount of the Company's open interest rate caps as of December 31,

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     2003 was $1,036.2. Carrying value and estimated fair value of the open interest rate caps were minimal as of December 31, 2003.

     Interest Rate Swaps

     Interest rate swaps are used to manage the interest rate risk in the Company's bond portfolio as well as the Company's liabilities. Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly. The notional amount, carrying value and estimated fair value of the Company's open interest rate swaps as of December 31, 2004 were $2,832.8, $34.0 and $34.0, respectively. The notional amount, carrying value and estimated fair value of the Company's open interest rate swaps as of December 31, 2003 were $1,266.5, $(91.2) and $(91.2), respectively.

     Futures

     Futures contracts are used to hedge against a decrease in certain indexes. Such decrease results in increased reserve liabilities, and the futures offset this increased expense. The underlying reserve liabilities are carried at market value with the change in value recorded in the Statements of Operations, which is offset by the daily cash movement of the futures. The notional amount, carrying value and estimated fair value of the Company's open futures contracts as of December 31, 2004, were $1,177.9, $(0.2) and $(0.2), respectively. The notional amount, carrying value and estimated fair value of the Company's open futures contracts as of December 31, 2003, were $491.3, $0.8 and $0.8, respectively.

     Foreign Exchange Swaps

     Foreign exchange swaps are used to reduce the risk of a change in the value, yield, or cash flow with respect to invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for US dollar cash flows at regular interim periods, typically quarterly or semi-annually. The notional amount, carrying value, and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2004 were $146.7, $(34.5) and $(34.5), respectively. The notional amount, carrying value, and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2003 were $128.2, $(19.4) and $(19.4), respectively.

     Options

     Standard & Poor's ("S&P") Options are used to hedge against an increase in the S&P Index. Such increase results in increased reserve liabilities, and the options offset this increased expense. The options are accounted for in

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     a consistent manner with the underlying reserve liabilities, both of which are carried at fair value with the change in value recorded in the Statements of Operations. If the options mature in the money, the amount received is recorded in income to offset the increased expense for the reserve liabilities. The notional amount, carrying value and estimated fair value of the Company's open options as of December 31, 2004 were $2,335.4, $166.0, and $166.0, respectively. The notional amount, carrying value and estimated fair value of the Company's open options as of December 31, 2003 were $1,287.8, $100.9, and $100.9, respectively.

     Embedded Derivatives

     The Company also has investments in certain fixed maturity instruments and retail annuity products that contain embedded derivatives, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads. The estimated fair value of the embedded derivatives within securities as of December 31, 2004 and 2003 was $(4.6) and $(1.1), respectively. The estimated fair value of the embedded derivatives within retail annuity products as of December 31, 2004 and 2003, was $479.9 and $238.9, respectively.


4.   Deferred Policy Acquisition Costs and Value of Business Acquired

     Activity for the years ended December 31, 2004, 2003 and 2002, within VOBA was as follows:


     Balance at December 31, 2001                                $     202.5
         Adjustment for unrealized gains/losses                        (34.2)
         Interest accrued at 4% - 5%                                    10.1
         Amortization                                                  (43.9)
                                                               -----------------
     Balance at December 31, 2002                                      134.5
         Adjustment for unrealized gains/losses                          7.0
         Interest accrued at 4% - 5%                                     6.6
         Amortization                                                  (36.6)
                                                               -----------------
     Balance at December 31, 2003                                      111.5
         Adjustment for unrealized gains/losses                         (0.5)
         Interest accrued at 4% - 5%                                     6.8
         Amortization                                                   (5.6)
                                                               -----------------
     Balance at December 31, 2004                                $     112.2
                                                               =================


     The estimated amount of VOBA to be amortized, net of interest, over the next five years is $15.5, $13.6, $11.0, $10.1, and $12.3, for the years
     2005, 2006, 2007, 2008 and 2009, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Analysis of DAC/VOBA - Annuity

     The variance in amortization expense in 2004 versus 2003 was impacted by SOP 03-1. In prior years, amortization of inducements was included in amortization of DAC and VOBA. Beginning in 2004, sales inducement amortization is included as a component of benefit expense in accordance with SOP 03-1. Therefore, the decrease in amortization of DAC and VOBA is partially related to 2004 sales inducement amortization being included in interest credited instead of amortization of DAC and VOBA. Also contributing to the decrease is the improved market performance during 2003, which lowered the amortization rate for 2004. Amortization expense in 2003 was higher than 2002 due in part to the poor equity market performance in 2002, which increased the amortization rate in 2003, as well as to the amortization of acquisition costs related to increased sales of fixed annuities during 2002. 2003 was the first full year of amortization for this block of acquisition costs. Also impacting amortization of DAC and VOBA are unlocking adjustments discussed below.

     The actual separate account market return exhibited by the variable deposits invested in mutual funds associated with the Company's liabilities in 2004 exceeded the long-term assumption, thereby producing deceleration of DAC/VOBA amortization of $6.6, before tax. As a part of the regular analysis of DAC/VOBA, at the end of the first quarter of 2004, the Company modified its assumptions regarding the future rate of spread income on some of its fixed annuity liabilities. The assumption modification was in the direction of lower spread income, and produced an acceleration of DAC/VOBA amortization of $5.0, before tax. Similar regular analysis of DAC\VOBA at the end of the third quarter of 2004 included unlocking of the Company's assumptions regarding contractowner withdrawal behavior. Based on experience studies, assumed rates of full surrender for both fixed and variable annuities and rates of partial withdrawal of account balance for variable annuities were all modified downward, producing a deceleration of DAC/VOBA amortization of $4.2, before tax. The combined effect of the three factors of actual variable return for 2004 exceeding long-term assumptions, modification of future spread income expectations, and modification of expectations regarding future withdrawal behavior was a deceleration of DAC/VOBA amortization totaling $5.8, before tax, or $3.8, net of $2.0 of federal income tax expense.

     The Company reset long-term return assumptions for the separate account to 8.5% from 9.0% (gross before fund management fees and mortality, expense, and other policy charges) as of December 31, 2003, reflecting a blended return of equity and other sub-accounts. The largest component of the 2003 unlocking adjustment comprised a deceleration of DAC/VOBA amortization totaling $41.3, before tax. This component was primarily driven by improved market performance. The Company also unlocked assumptions regarding future lapse rates for fixed annuities during the analysis at the end of 2003, resulting in an acceleration of DAC/VOBA amortization of $6.0, before tax. In each of the regular analyses of DAC/VOBA at the end of the third and fourth quarters of 2003, expectations regarding yields on assets backing

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     fixed annuity liabilities were revised downward, resulting in respective accelerations of DAC/VOBA amortization measuring $2.1, before tax and $6.0, before tax. The combined effect of all unlocking in 2003 was a deceleration of DAC/VOBA amortization totaling $27.2, before tax, or $17.7, net of $9.5 of federal income tax expense.

     As part of the regular analysis of DAC/VOBA, at the end of third quarter of 2002, the Company unlocked its long-term rate of return assumptions. The Company reset long-term assumptions for the separate account return to 9.0% (gross before fund management fees and mortality, expense, and other policy charges), as of December 31, 2002, reflecting a blended return of equity and other sub-accounts. The largest component of the 2002 unlocking adjustment comprised an acceleration of DAC/VOBA amortization totaling $91.5, before tax. This component was primarily driven by the sustained downturn in the equity markets and revised expectations for future returns. The Company also unlocked assumptions regarding future lapse and partial withdrawal rates for fixed annuities during the analysis at the end of the third quarter of 2002, resulting in an acceleration of DAC/VOBA amortization measuring $2.0, before tax. During the regular analysis at the end of the fourth quarter of 2002, expectations regarding the assets backing the fixed annuity liabilities were revised to reflect higher anticipated default rates. This fourth quarter adjustment resulted in an acceleration of DAC/VOBA amortization of $8.0, before tax. The combined effect of all unlocking adjustments in 2002 was an acceleration of DAC/VOBA amortization totaling $101.5 before tax, or $66.0, net of $35.5 of federal income tax benefit.

     Analysis DAC/VOBA - Life

     As part of the regular analysis of DAC/VOBA for the life insurance block, at the end of each of the years ended December 31, 2004, 2003, and 2002, the Company unlocked due to assumption changes related primarily to mortality, lapse, expense, and interest amounts. The impact of unlocking on the amortization of DAC/VOBA was a decrease of $1.2 in 2004, an increase of $6.0 in 2003, and an increase of $5.2 in 2002.


5.   Dividend Restrictions and Shareholder's Equity

     The Company's ability to pay dividends to its parent is subject to the prior approval of the Iowa Division of Insurance for payment of any dividend, which, when combined with other dividends paid within the preceding twelve months, exceeds the greater of (1) ten percent (10%) of the Company's statutory surplus at the prior year end or (2) the Company's prior year statutory net gain from operations. The Company did not pay any dividends on its common stock during 2004 or 2002. During 2003, the Company paid $12.4 in dividends on its common stock to its Parent.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     The Insurance Division of the State of Iowa (the "Division"), effective January 1, 2004, recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Division, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net income (loss) was $96.1, $(85.1), and $(328.0), for the years ended December 31, 2004, 2003 and 2002, respectively. Statutory capital and surplus was $1,668.3 and $1,081.1 as of December 31, 2004 and 2003, respectively.

     As of December 31, 2004, the Company did not utilize any statutory accounting practices, which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affected statutory capital and surplus.


6.   Additional Insurance Benefits and Minimum Guarantees

     Under SOP 03-1, the Company calculates additional liabilities ("SOP reserves") for certain guaranteed benefits and for universal life products with certain patterns of cost of insurance charges and certain other fees. The SOP reserve recognized for such products is in addition to the liability previously held (the "Account Value") and recognizes the portion of contract assessments received in early years used to compensate the insurer for services provided in later years.

     ING USA calculates a benefit ratio for each block of business subject to the SOP, and calculates an SOP reserve by accumulating amounts equal to the benefit ratio multiplied by the assessments for each period, reduced by excess death benefits during the period. The SOP reserve is accumulated at interest rates using the contract-credited rate for the period. The calculated reserve includes a provision for universal life contracts with patterns of cost of insurance charges that produce expected gains from the insurance benefit function followed by losses from that function in later years.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     The SOP reserve for annuities with GMDBs is determined each period by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The following assumptions and methodology were used to determine the GMDB SOP reserve at December 31, 2004:


         Area                            Assumptions/Basis for Assumptions
     -------------------------           ---------------------------------------
         Data used                       Based on 101 investment performance
                                           scenarios stratified based on 10,000
                                           random generated scenarios
         Mean investment performance     8.5%
         Volatility                      18.0%
         Mortality                       60.0%, 60.0%, 75.0%, 75.0% of the
                                         90-95 ultimate mortality table for
                                           standard, rachet, rollup and
                                           combination rollup and rachet,
                                           respectively
         Lapse rates                     Vary by contract type and duration;
                                           range between 1.0% and 40.0%
         Discount rates                  6.5%, based on the portfolio earned
                                           rate of the general account


     The SOP reserve for annuities with GMABs and GMWBs are considered to be derivatives under FAS No. 133 and are recognized at fair value through earnings.

     The SOP reserve for the guaranteed minimum income benefits ("GMIB") is determined each period by estimating the expected value of the annutization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if the actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for calculating the additional GMIB liability at December 31, 2004, are consistent with those used for the calculating the additional GMDB liability. In addition, the calculation of the GMIB liability assumes dynamic surrenders and dynamic annuitization reflecting the extent to which the benefit, at the time of payment, has a positive value.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     The separate account liabilities subject to SOP 03-1 for minimum guaranteed benefits, and the additional liabilities recognized related to minimum guarantees, by type, as of December 31, 2004, and the paid and incurred amounts by type for the year ended December 31, 2004 were as follows:


                                                              Guaranteed          Guaranteed          Guaranteed
                                                                Minimum            Minimum              Minimum
                                                                 Death          Accumulation/           Income
                                                                Benefit       Withdrawal Benefit        Benefit
                                                                (GMDB)           (GMAB/GMWB)            (GMIB)
                                                             --------------  ---------------------   --------------
     Separate account liability
         balance                                               $ 25,843.4            $ 1,826.7         $  9,079.6
                                                             ==============  =====================   ==============
     Additional liability balance:
         Balance at January 1, 2004                            $     56.5            $    14.5         $     13.6
         Incurred guaranteed benefits                                39.0                 (4.9)              17.1
         Paid guaranteed benefits                                   (28.6)                   -                  -
                                                             --------------  ---------------------   --------------
     Balance at December 31, 2004                              $     66.9            $     9.6         $     30.7
                                                             ==============  =====================   ==============



     The net amount at risk (net of reinsurance) and the weighted average attained age of contractowners by type of minimum guaranteed benefit, were as follows as of December 31, 2004:


                                                             Guaranteed          Guaranteed          Guaranteed
                                                              Minimum             Minimum             Minimum
                                                               Death           Accumulation/           Income
                                                              Benefit        Withdrawal Benefit       Benefit
                                                               (GMDB)           (GMAB/GMWB)            (GMIB)
                                                           ---------------  ---------------------  ---------------
     Net Amount at Risk (net of reinsurance)                  $ 1,365.7         $     65.4           $  204.3
     Weighted Average Attained Age                                   63                 61                 61



     The aggregate fair value of equity securities (including mutual funds), supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2004 was $24,746.7.


7.   Sales Inducements

     Sales inducements represent benefits paid to contractowners that are incremental to the amounts the Company credits on similar contracts and are higher than the contract's expected ongoing crediting rates for periods after the inducement. Such amounts are reported separately on the balance sheet as of January 1, 2004. Prior to 2004, these amounts were included in DAC. Sales inducements are amortized as a component of benefit expense using methodologies and assumptions consistent with those used for amortization of DAC. During the year ended December 31, 2004, the Company

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     capitalized  and  amortized  $100.9  and  $65.5,  respectively,   of  sales
     inducements. The unamortized balance of capitalized sales inducements, net of unrealized gains and losses, is $514.6 as of December 31, 2004.


8.   Income Taxes

     Effective January 1, 2004, the Company files a stand-alone federal income tax return. Prior to that date, the Company and each of the Merger Companies, filed federal income tax returns with their respective filing groups.

     Income tax expense (benefit) from continuing operations included in the financial statements are as follows:


                                                                            Year ended December 31,
                                                                  2004               2003               2002
                                                            -----------------  -----------------  ------------------
     Current tax expense (benefit):
         Federal                                              $     4.7          $     1.2          $    (19.9)
                                                            -----------------  -----------------  ------------------
             Total current tax expense (benefit)                    4.7                1.2               (19.9)
                                                            -----------------  -----------------  ------------------
     Deferred tax expense (benefit):
         Operations and capital loss carryforwards                 31.5               53.3                (3.9)
         Other federal deferred tax                                44.5              (55.3)              (36.4)
                                                            -----------------  -----------------  ------------------
             Total deferred tax expense (benefit)                  76.0               (2.0)              (40.3)
                                                            -----------------  -----------------  ------------------
     Total income tax expense (benefit)                       $    80.7          $    (0.8)         $    (60.2)
                                                            =================  =================  ==================


     Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:


                                                                            Year ended December 31,
                                                                  2004               2003               2002
                                                            -----------------  -----------------  ------------------
     Income before income taxes and cumulative
         effect of change in accounting principle             $     173.6         $     56.5        $     (176.3)
     Tax rate                                                         35%                35%                 35%
                                                            -----------------  -----------------  ------------------
     Income tax at federal statutory rate                           60.8               19.8               (61.7)
     Tax effect of:
         Meals and entertainment                                     0.5                0.4                 0.6
         Dividend received deduction                                 1.3              (11.5)                0.8
         Product reserves                                            3.0                  -                   -
         Investments                                                15.0                  -                   -
         Refinement of deferred tax balances                           -               (9.5)                  -
         Other                                                       0.1                  -                 0.1
                                                            -----------------  -----------------  ------------------
     Income tax expense (benefit)                              $     80.7          $    (0.8)       $      (60.2)
                                                            =================  =================  ==================


ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31, 2004 and 2003 are presented below:

                                                                                      2004               2003
                                                                               -----------------  -----------------
     Deferred tax assets:
         Operations and capital loss carryforwards                               $     133.5        $     168.5
         Future policy benefits                                                        619.9              517.4
         Goodwill                                                                        9.3                9.8
         Investments                                                                    42.4               20.5
         Employee compensation and benefits                                             19.9               16.8
         Other                                                                          19.5               33.4
                                                                               -----------------  -----------------
                Total gross assets                                                     844.5              766.4

     Deferred tax liabilities:
         Unrealized gains on investments                                              (157.1)            (170.1)
         Deferred policy acquisition cost                                             (663.1)            (529.1)
         Value of purchased insurance in force                                         (33.4)             (38.3)
         Other                                                                          (3.5)              (9.5)
                                                                               -----------------  -----------------
                Total gross liabilities                                               (857.1)            (747.0)
                                                                               -----------------  -----------------
     Net deferred income tax asset (liability)                                   $     (12.6)       $      19.4
                                                                               =================  =================


     Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. No valuation allowance has been established at this time as management believes the above conditions presently do not exist.

     At December 31, 2004, the Company has operating loss carryforwards of approximately $381.5, for federal income tax purposes, which are available to offset future taxable income. If not used, these carryforwards will expire between 2015 and 2019.

     Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes.

     Under prior law, life insurance companies were allowed to defer from taxation a portion of income. The deferred income was accumulated in the Policyholders' Surplus Account. Equitable Life had a Policyholders' Surplus Account prior to the merger, which carried over to the Company. This deferred income only becomes taxable under certain conditions, which management believes to be remote. Furthermore, the American Jobs Creation Act of 2004 allows certain tax-free distributions from the Policyholders' Surplus Account during 2005 and 2006. Therefore, based on currently available information, no federal income taxes have been provided on the Policyholders' Surplus Account accumulated balance of $14.4.

     The Company establishes reserves for possible proposed adjustments by various taxing authorities. Management believes there are sufficient reserves provided for, or adequate defenses against any such adjustments.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Currently, the Internal Revenue Service is conducting examinations for the years 2000 and 2001 and various state tax audits are in process.


9.   Benefit Plans

     Defined Benefit Plan

     ING North America Insurance Corporation ("ING North America") sponsors the ING Americas Retirement Plan (the "Retirement Plan"), effective as of December 31, 2001. Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company's employees.

     The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation ("PBGC"). As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees' participation in the Retirement Plan were $11.4, $9.3, and $4.8, for the years ended 2004, 2003 and 2002, respectively.

     Defined Contribution Plans

     ING North America sponsors the ING Savings Plan and ESOP (the "Savings Plan"). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company's employees other than Company agents. The Savings Plan is a tax-qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan ("ESOP") component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges to operations of the Company for the Savings Plan were $3.5, $2.8, and $3.0, for the years ended December 31, 2004, 2003 and 2002, respectively.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Other Benefit Plans

     In addition to providing retirement plan benefits, the Company, in conjunction with ING North America, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a non-qualified defined benefit pension plan, and a non-qualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The post-retirement health care plan include contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage. The benefits charges allocated to the Company related to all of these plans for the years ended December 31, 2004, 2003, and 2002 were not significant.


10.  Related Party Transactions

     Operating Agreements

     The Company has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

     |X| Underwriting and distribution agreement with Directed Services, Inc. ("DSI"), for the variable insurance products issued by the Company. DSI is authorized to enter into agreements with broker-dealers to distribute the Company's variable products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2004, 2003 and 2002, expenses were incurred in the amounts of $371.4, $269.3, and $287.1, respectively.
     |X| Asset management agreement with ING Investment Management LLC ("IIM"), in which IIM provides asset management and accounting services. The Company records a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2004, 2003 and 2002, expenses were incurred in the amounts of $69.8, $62.4, and $43.4, respectively.
     |X| Service agreement with DSI, in which the Company provides managerial and supervisory services to DSI and earns a fee that is calculated as a percentage of average assets in the variable separate accounts. For the years ended December 31, 2004, 2003, and 2002, revenue for these services was $36.4, $27.8, and $25.8 respectively.
     |X| Expense sharing agreements with ING North America Insurance Corporation ("NAC") for administrative, management, financial, and information technology services, which were approved in 2001. For the years ended December 31, 2004, 2003 and 2002, expenses were incurred in the amounts of $65.0, $67.5, and $70.6, respectively.
     |X| Services agreement between the Company and its affiliates dated January 1, 2001, and amended effective January 1, 2002. For the years ended December 31, 2004, 2003, and 2002, net expenses related to the

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

          agreement were incurred in the amount of $5.1, $16.2, and $17.1, respectively.
     |X| ING Advisors Network, a group of broker-dealers affiliated with the Company, distributes the Company's annuity products. For the years ended December 31, 2004, 2003, and 2002, ING Advisors Network sold new contracts of $1,121.8, $765.8, and $949.1, respectively.

     Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company's expense and cost allocation methods.

     Reinsurance Agreements

     ING USA entered into a reinsurance agreement with Security Life of Denver International, Limited. ("SLDI"), an affiliate, covering variable annuity minimum guaranteed death benefits and minimum guaranteed living benefits of variable annuities issued after January 1, 2000. In March 2003, the Company amended its reinsurance agreement with SLDI. Under this amendment, the Company terminated the reinsurance agreement for all in force and new business and recaptured all in force business reinsured under the reinsurance agreement between the Company and SLDI retroactive to January 1, 2003 and the Company reduced its reinsurance recoverable related to these liabilities by $150.1. On March 28, 2003, SLDI transferred assets to the Company in the amount of $185.6. The difference in amounts transferred on March 28, 2003 and the reduction of the reinsurance recoverables as of January 1, 2003, reflects adjustments on the investment of the reinsurance recoverable as of January 1, 2003. It also reflects adjustments on the investment income on the assets and letter of credit costs between January 1, 2003 and the date of the asset transfer. It also encompasses the net effect of a recapture fee paid in the amount of $5.0 offset by the receipt of a $24.1 negative ceding commission. The net impact of which was deferred in policy acquisition costs and is being amortized over the period of estimated future profits.

     The Company is a party to a Facultative Reinsurance Agreement with its affiliate, Security Life of Denver Insurance Company ("Security Life") dated August 20, 1999. Under the terms of the Agreement, the Company facultatively cedes certain GICs and funding agreements to Security Life on a 100% coinsurance basis. As of December 31, 2004, the value of GIC and funding agreement reserves ceded by the Company under this agreement was $1,262.7.

     Reciprocal Loan Agreement

     On January 1, 2004, the Company entered into a new reciprocal loan agreement with ING America Insurance Holding Company, Inc. ("ING AIH"), a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. In accordance with this

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     agreement, the maximum outstanding amount to be borrowed or lent shall not exceed 3% of ING USA's total admitted assets as of the preceding December
     31. This agreement supersedes previous reciprocal loan agreements between each of the Merged Companies and ING AIH, which contained various terms and maximum borrowing/lending limits.

     Under the previous and current reciprocal loan agreements, interest on any ING USA borrowings was charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings was charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under these agreements, ING USA incurred interest expense of $0.2, $0.3, and $0.3, for the years ended December 31, 2004, 2003, and 2002, respectively. ING USA earned interest of $2.5, $1.0, and $1.3, for the years ended December 31, 2004, 2003 and 2002, respectively. At December 31, 2004 and 2003, ING USA had $184.2 and $120.4 receivable from ING AIH under these agreements included in due from affiliates.

     Notes to Affiliates

     The Company's promissory note in the amount of $50.0 payable to Lion was repaid on May 17, 2004. The note was issued on April 15, 1997. Interest was charged at an annual rate of 8.75% and the face amount was due on demand. The Company incurred interest expense of $1.7, $4.4, and $4.4, for the years ended December 31, 2004, 2003, and 2002, respectively.

     ING USA issued a 30-year surplus note in the principal amount of $35.0 on December 8, 1999, to its affiliate, Security Life of Denver Insurance Company (successor-in-interest to First Columbine Life Insurance Company), which matures on December 7, 2029. Interest is charged at an annual rate of 7.98%. Payment of the note and related accrued interest is subordinate to payments due to contractowners and claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of ING USA. Any payment of principal and/or interest made is subject to the prior approval of the Iowa Insurance Commissioner. Interest expense was $2.8, $2.8, and $2.8, for the years ended December 31, 2004, 2003, and 2002, respectively.

     On December 29, 2004, the Company issued surplus notes in the aggregate principal amount of $400.0 (the "Notes"), scheduled to mature on December 29, 2034, to its affiliates, ING Life Insurance and Annuity Company ("ILIAC"), ReliaStar Life and SLDI, in an offering that was exempt from the registration requirements of the Securities Act of 1933. The Notes bear interest at a rate of 6.26% per year. Any payment of principle and/or interest is subject to the prior approval of the Iowa Insurance Commissioner. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest expense was $0.2 for the year ended December 31, 2004.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Tax Sharing Agreements

     The Company has entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined, or unitary basis.

     Capital Transactions

     During the years ended December 31, 2004, 2003, and 2002, ING USA received capital contributions of $230.0, $88.7, and $456.3, respectively.


11.  Financing Agreements

     The Company maintains a revolving loan agreement with SunTrust Bank, Atlanta (the "Bank"). Under this agreement, which is due on demand, the Company can borrow up to $125 from the Bank. Interest on any borrowing accrues at an annual rate equal to a rate quoted by the Bank to the Company for the borrowing. Under the agreement, the Company incurred minimal interest expense for the years ended December 31, 2004, 2003, and 2002, respectively. At December 31, 2004 and 2003, the Company did not have any balances payable to the Bank.

     The Company also maintains a perpetual revolving loan agreement with Bank of New York ("BONY"). Under this agreement, the Company can borrow up to $100 from BONY. Interest on any of the Company borrowing accrues at an annual rate equal to a rate quoted by BONY to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the years ended December 31, 2004, 2003, and 2002. At December 31, 2004 and 2003, the Company did not have any balances payable to BONY.


12.  Reinsurance

     At December 31, 2004, ING USA had reinsurance treaties with 17 unaffiliated reinsurers and 1 affiliated reinsurer covering a portion of the mortality risks and guaranteed death and living benefits under its variable contracts. ING USA remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Reinsurance ceded in force for life mortality risks were $906.0 and $1,209.4 at December 31, 2004 and 2003, respectively. At December 31, 2004 and 2003, net receivables were comprised of the following:


                                                  2004               2003
                                            -----------------  -----------------
     Claims recoverable from reinsurers      $    13.4           $   17.1
     Payable for reinsurance premiums             (3.2)              (6.6)
     Reinsured amounts due to an
         unaffiliated reinsurer                   (3.2)              (3.1)
     Reserve credits                              17.6               21.1
     Reinsurance ceded                         1,359.9              619.4
     Other                                         3.6                4.0
                                           ------------------  -----------------
     Total                                   $ 1,388.1           $  651.9
                                           ==================  =================


     Included in the accompanying financial statements are net policy benefit recoveries of $48.4, $48.4, and $60.0, for the years ended December 31, 2004, 2003, and 2002, respectively.

     Interest credited and other benefits to contractowners included the following premiums ceded and reinsurance recoveries:


                                                         Year ended December 31,
                                                2004               2003               2002
                                        -----------------  -----------------  ------------------
     Premiums ceded under reinsurance         $ 12.5             $ 16.4              $ 59.6
     Reinsurance recoveries                      0.8                2.2                 2.7



13.  Commitments and Contingent Liabilities

     Leases

     The Company leases its office space and certain other equipment under operating leases that expire through 2017.

     For the years ended December 31, 2004, 2003, and 2002, rent expense for leases was $7.6, $7.4, and $6.6, respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2005 through 2009 are estimated to be $7.8, $7.8, $7.6, $7.5, and $7.5, respectively, and $39.4, thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Commitments

     Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2004 and 2003, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $175.3 and $154.0, respectively.

     Litigation

     The Company is a party to threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company's operations or financial position.

     Other Regulatory Matters

     Regulatory Matters

     As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

     Fund Regulatory Issues

     Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares, revenue sharing and directed brokerage, compensation, sales practices and suitability, arrangements with service providers, pricing, compliance and controls, and adequacy of disclosure.

     In addition to responding to governmental and regulatory requests on fund regulatory issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

     The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the SEC pursuant to the Securities Exchange Act of 1934, as amended.

     An affiliate of the Company, ING Funds Distributors, LLC ("IFD") has received notice from the staff of the National Association of Securities Dealers ("NASD") that the staff has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and federal securities laws in connection with frequent trading arrangements.

     Other regulators, including the SEC and the New York Attorney General, are also likely to take some action with respect to the Company or certain affiliates before concluding their investigation of ING relating to fund trading. The potential outcome of such action is difficult to predict but could subject the Company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of such action will have a material adverse effect on ING or ING's U.S.-based operations, including the Company.

     ING has  agreed to  indemnify  and hold  harmless  the ING  Funds  from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission ("SEC"). Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING's U.S.-based operations , including the Company.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Other Regulatory Matters

     The New York Attorney General and other regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives, potential conflicts of interest, potential anti-competitive activity, marketing practices, certain financial reinsurance arrangements, and disclosure. It is likely that the scope of these investigations will further broaden before the investigations are concluded. U.S. affiliates of ING have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

     These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

     In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to our business practices are appropriate.


14.  Other Comprehensive Income

     The components of other comprehensive income for the years ended December 31, 2004 and 2003 were as follows:

                                                          2004                2003
                                                    ------------------  -----------------
     Net unrealized capital gains (losses):
         Fixed maturities                            $   451.4          $   517.3
         Equity securities                                 0.5                5.0
         DAC/VOBA                                       (258.6)            (210.5)
         Sales inducements                                (6.7)                 -
         Other                                            (2.6)             (13.9)
                                                    ------------------  -----------------
     Subtotal                                            184.0              297.9
     Less: Deferred income taxes                         (66.4)            (109.8)
                                                    ------------------  -----------------
     Net unrealized capital gains (losses)               117.6              188.1
     Minimum pension liability                            (4.9)                 -
                                                    ------------------  -----------------
     Net accumulated other comprehensive income      $   112.7          $   188.1
                                                    ==================  =================


ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Changes in accumulated other comprehensive income related to changes in net unrealized gains (losses) on securities, including securities pledged, were as follows:


                                                                           Year ended December 31,
                                                                 2004                2003               2002
                                                           ------------------  -----------------  -----------------
     Unrealized holding gains (losses) arising
         during the year (1)                                  $     (26.8)        $    125.9         $    152.6
     Less: reclassification adjustment for gains
         (losses) and other items included in
         net income (2)                                              43.7               71.0              (50.6)
                                                           ------------------  -----------------  -----------------
     Net unrealized gains (losses) on securities                  $ (70.5)            $ 54.9            $ 203.2
                                                           ==================  =================  =================


(1) Pretax unrealized holding gains (losses) were $(41.2), $193.7 and $234.8, for the years ended December 31, 2004, 2003 and 2002, respectively.
(2) Pretax reclassification adjustments for gains (losses) and other items included in net income were $67.2, $109.2 and $(77.8), for the years ended December 31, 2004, 2003 and 2002, respectively.

FINANCIAL STATEMENTS
Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B) Year ended December 31, 2004 with Report of Independent Registered Public Accounting Firm

                       This page intentionally left blank.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                              Financial Statements
                          Year ended December 31, 2004

                                    Contents

Report of Independent Registered Public Accounting Firm                        1

Audited Financial Statements

Statements of Assets and Liabilities                                           5
Statements of Operations                                                      43
Statements of Changes in Net Assets                                           81
Notes to Financial Statements                                                128

                       This page intentionally left blank.

             Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company)

We have audited the accompanying statements of assets and liabilities of Separate Account B of ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company Separate Account B) (the "Account") as of December 31, 2004, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

ING GET Fund:
   ING GET Fund - Series N
   ING GET Fund - Series P
   ING GET Fund - Series Q
   ING GET Fund - Series R
   ING GET Fund - Series S
   ING GET Fund - Series T
   ING GET Fund - Series U
   ING GET Fund - Series V
ING Investors Trust:
   ING AIM Mid-Cap Growth Portfolio (Service Class)
   ING AIM Mid-Cap Growth Portfolio (Advisor Class)
   ING Alliance Mid-Cap Growth Portfolio (Service Class)
   ING Alliance Mid-Cap Growth Portfolio (Advisor Class)
   ING American Funds Growth Portfolio (Service Class)
   ING American Funds Growth-Income Portfolio (Service Class)
   ING American Funds International Portfolio (Service Class)
   ING Capital Guardian Large Cap Value Portfolio (Service Class) ING Capital Guardian Large Cap Value Portfolio (Advisor Class) ING Capital Guardian Managed Global Portfolio (Service Class) ING Capital Guardian Managed Global Portfolio (Advisor Class) ING Capital Guardian Small Cap Portfolio (Service Class)
   ING Capital Guardian Small Cap Portfolio (Advisor Class)
   ING Developing World Portfolio (Service Class)
   ING Developing World Portfolio (Advisor Class)
   ING Eagle Asset Capital Appreciation Portfolio (Service Class) ING Eagle Asset Capital Appreciation Portfolio (Advisor Class) ING Evergreen Health Sciences (Advisor Class)
   ING Evergreen Health Sciences (Service Class)
   ING Evergreen Omega (Advisor Class)
   ING Evergreen Omega (Service Class)
   ING FMR Diversified Mid-Cap Portfolio (Service Class)
   ING FMR Diversified Mid-Cap Portfolio (Advisor Class)
   ING Goldman Sachs Tollkeeper Portfolio (Service Class)
   ING Goldman Sachs Tollkeeper Portfolio (Advisor Class)
   ING Hard Assets Portfolio (Service Class)
   ING Hard Assets Portfolio (Advisor Class)
   ING International Portfolio (Service Class)

   ING International Portfolio (Advisor Class)
   ING Janus Special Equity Portfolio (Service Class)
   ING Janus Special Equity Portfolio (Advisor Class)
   ING Jennison Equity Opportunities Portfolio (Service Class)
   ING Jennison Equity Opportunities Portfolio (Advisor Class)
   ING JPMorgan Small Cap Equity Portfolio (Service Class)
   ING JPMorgan Small Cap Equity Portfolio (Advisor Class)
   ING Julius Baer Foreign Portfolio (Service Class)
   ING Julius Baer Foreign Portfolio (Advisor Class)
   ING Legg Mason Value Portfolio (Service Class)
   ING Legg Mason Value Portfolio (Advisor Class)
   ING LifeStyle Aggressive Growth
   ING LifeStyle Growth
   ING LifeStyle Moderate Growth
   ING LifeStyle Moderate
   ING Limited Maturity Bond Portfolio (Service Class)
   ING Liquid Assets Portfolio (Service Class)
   ING Liquid Assets Portfolio (Advisor Class)
   ING Marsico Growth Portfolio (Service Class)
   ING Marsico Growth Portfolio (Advisor Class)
   ING Mercury Focus Value Portfolio (Service Class)
   ING Mercury Focus Value Portfolio (Advisor Class)
   ING Mercury Large Cap Growth Portfolio (Service Class)
   ING Mercury Large Cap Growth Portfolio (Advisor Class)
   ING MFS(R) Mid-Cap Growth Portfolio (Service Class)
   ING MFS(R) Mid-Cap Growth Portfolio (Advisor Class)
   ING MFS(R) Total Return Portfolio (Service Class)
   ING MFS(R) Total Return Portfolio (Advisor Class)
   ING Oppenheimer Main Street Portfolio (Service Class)
   ING Oppenheimer Main Street Portfolio (Advisor Class)
   ING PIMCO Core Bond Portfolio (Service Class)
   ING PIMCO Core Bond Portfolio (Advisor Class)
   ING PIMCO High Yield
   ING Salomon Brothers All Cap Portfolio (Service Class)
   ING Salomon Brothers All Cap Portfolio (Advisor Class)
   ING Salomon Brothers Investors Portfolio (Service Class)
   ING Salomon Brothers Investors Portfolio (Advisor Class)
   ING T. Rowe Price Capital Appreciation Portfolio (Service Class)
   ING T. Rowe Price Capital Appreciation Portfolio (Advisor Class)
   ING T. Rowe Price Equity Income Portfolio (Service Class)
   ING T. Rowe Price Equity Income Portfolio (Advisor Class)
   ING UBS U.S. Balanced Portfolio (Service Class)
   ING UBS U.S. Balanced Portfolio (Advisor Class)
   ING Van Kampen Equity Growth Portfolio (Service Class)
   ING Van Kampen Equity Growth Portfolio (Advisor Class)
   ING Van Kampen Global Franchise Portfolio (Service Class)
   ING Van Kampen Global Franchise Portfolio (Advisor Class)
   ING Van Kampen Growth and Income Portfolio (Service Class)
   ING Van Kampen Growth and Income Portfolio (Advisor Class)
   ING Van Kampen Real Estate Portfolio (Service Class)
   ING Van Kampen Real Estate Portfolio (Advisor Class)
ING Partners, Inc.:
   ING American Century Select Portfolio (Service Class)
   ING American Century Small Cap Value Portfolio (Service Class)
   ING Baron Small Cap Growth Portfolio (Service Class)
   ING JPMorgan International Portfolio (Service Class)
   ING JPMorgan Mid Cap Value Portfolio (Service Class)
   ING MFS(R) Capital Opportunities Portfolio (Initial Class)
   ING MFS(R) Capital Opportunities Portfolio (Service Class)
   ING OpCap Balanced Value Portfolio (Service Class)
   ING Oppenheimer Global Portfolio (Service Class)
   ING PIMCO Total Return Portfolio (Service Class)
   ING Salomon Brothers Aggressive Growth Portfolio (Service Class)
   ING Salomon Brothers Fundamental Value Portfolio (Service Class)
   ING Salomon Brothers Investors Value Portfolio (Service Class)
   ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Service Class)

   ING T. Rowe Price Growth Equity Portfolio (Service Class) ING UBS U.S. Large Cap Equity Portfolio (Service Class)
   ING Van Kampen Comstock Fund (Service Class)
   ING Van Kampen Equity and Income Portfolio (Service Class) ING Variable Insurance Trust:
   ING GET U.S. Core Portfolio - Series 1
   ING GET U.S. Core Portfolio - Series 2 (Guaranteed)
   ING GET U.S. Core Portfolio - Series 3
   ING GET U.S. Core Portfolio - Series 4
   ING GET U.S. Core Portfolio - Series 5
   ING GET U.S. Core Portfolio - Series 6
   ING GET U.S. Core Portfolio - Series 7
   ING VP Worldwide Growth Portfolio
ING Variable Portfolios, Inc.:
   ING VP Balanced Portfolio (Service Class)
   ING VP Growth Portfolio (Service Class)
   ING VP Index Plus LargeCap Portfolio (Service Class)
   ING VP Index Plus MidCap Portfolio (Service Class)
   ING VP Index Plus SmallCap Portfolio (Service Class)
   ING VP Intermediate Bond Portfolio (Service Class)
   ING VP International Equity Portfolio (Service Class)
   ING VP Small Company Portfolio (Service Class)
   ING VP Value Opportunity Portfolio (Service Class)
ING Variable Products Trust:
   ING VP Convertible Portfolio (Service Class)
   ING VP Financial Services Portfolio (Service Class)
   ING VP Growth and Income Portfolio (Service Class)
   ING VP Growth Opportunities Portfolio (Service Class)
   ING VP International Value Portfolio (Service Class)
   ING VP LargeCap Growth Portfolio (Service Class)
   ING VP MagnaCap Portfolio (Service Class)
   ING VP MidCap Opportunities Portfolio (Service Class)
   ING VP SmallCap Opportunities Portfolio (Service Class)
AIM Variable Insurance Funds:
   AIM V.I. Capital Appreciation Fund (Class II)
   AIM V.I. Core Equity Fund (Class II)
   AIM V.I. Dent Demographic Trends Fund (Class II)
   AIM V.I. Financial Services Fund
   AIM V.I. Growth Fund (Class II)
   AIM V.I. Health Sciences Fund
   AIM V.I. Leisure Fund
   AIM V.I. Premier Equity Fund (Class II)
   AIM V.I. Utilities Fund
AllianceBernstein Variable Products Series Fund, Inc.:
   AllianceBernstein Growth and Income Portfolio (Class B) AllianceBernstein Premier Growth Portfolio (Class B) AllianceBernstein Value Portfolio (Class B)
Fidelity Variable Insurance Products Fund:
   Fidelity(R) VIP Equity-Income Portfolio (Class S2) Fidelity(R) VIP Growth Portfolio (Class S2)
   Fidelity(R) VIP Contrafund(R) Portfolio (Class S2) Fidelity(R) VIP Overseas Portfolio (Class S2)
Franklin Templeton Variable Insurance Products Trust:
   Franklin Small Cap Value Securities Fund (Class 2)
Goldman Sachs Asset Management, L.P.:
   ING Goldman Sachs(R) Capital Growth
Greenwich Street Series Fund:
   Greenwich Appreciation Portfolio
Janus Aspen Series:
   Janus Aspen Series Balanced Portfolio (Class S)
   Janus Aspen Series Flexible Income Portfolio (Class S) Janus Aspen Series Growth Portfolio (Class S)
   Janus Aspen Series Worldwide Growth Portfolio (Class S) Liberty Variable Insurance Trust:
   Colonial Small Cap Value Fund (Class B)
Liberty Variable Series:
   Liberty Asset Allocation Fund Variable Series (Class A) Liberty Equity Fund Variable Series (Class A)
   Liberty Federal Securities Fund Variable Series (Class A) Liberty Small Company Growth Fund Variable Series (Class A)
Oppenheimer Variable Accounts Fund:
   Oppenheimer Global Securities Fund/VA (Class S)
   Oppenheimer Strategic Bond Fund/VA (Class S)
PIMCO Variable Insurance Trust:
   PIMCO High Yield Portfolio
   PIMCO StocksPLUS Growth and Income Portfolio
Pioneer Variable Contracts Trust:
   Pioneer Equity-Income VCT Portfolio (Class II)
   Pioneer Fund VCT Portfolio (Class II)
   Pioneer Mid-Cap Value VCT
   Pioneer Small Company VCT Portfolio (Class II)
ProFunds VP:
   ProFund VP Bull
   ProFund VP Europe 30
   ProFund VP Rising Rates Opportunity
   ProFund VP Small Cap
Prudential Series Fund, Inc.:
   Jennison Portfolio (Class II)
   SP William Blair International Growth Portfolio (Class II)

Putnam Variable Trust:
   Putnam VT Discovery Growth Fund (Class IB)
   Putnam VT Growth and Income (Class IB)
   Putnam VT International Growth and Income (Class IB)
Travelers Series Fund Inc.:
   Smith Barney High Income
   Smith Barney International All Cap Growth
   Smith Barney Large Cap Value
   Smith Barney Money Market
UBS Series Trust:
   UBS U.S. Allocation Portfolio (Class I)
Wells Fargo:
   Wells Fargo VT Asset Allocation
   Wells Fargo VT Equity Income Fund
   Wells Fargo VT Equity Value
   Wells Fargo VT Large Company Growth
   Wells Fargo VT Money Market
   Wells Fargo VT Small Cap Growth
   Wells Fargo VT Total Return Bond

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures also included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the Separate Account B of ING USA Annuity and Life Insurance Company at December 31, 2004, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP
Atlanta, Georgia
March 15, 2005

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                   ING GET           ING GET           ING GET         ING GET          ING GET
                                                    Fund-             Fund-             Fund-           Fund-            Fund-
                                                   Series N         Series P          Series Q        Series R         Series S
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $    17,681      $    84,987      $   107,157      $   113,414      $   134,164
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                           17,681           84,987          107,157          113,414          134,164

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                       2                4               22               24               18
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                           2                4               22               24               18
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $    17,679      $    84,983      $   107,135      $   113,390      $   134,146
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $    17,679      $    84,983      $   107,135      $   113,390      $   134,146
Contracts in payout (annuitization)
    period                                                 --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $    17,679      $    84,983      $   107,135      $   113,390      $   134,146
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                  1,752,322        8,439,651       10,333,324       10,649,190       12,814,161
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $    17,650      $    84,778      $   103,677      $   106,840      $   128,541
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                                                                     ING AIM           ING AIM
                                                                                                     Mid-Cap            Mid-Cap
                                                     ING GET         ING GET         ING GET          Growth            Growth
                                                      Fund-           Fund-           Fund-          (Service          (Advisor
                                                    Series T        Series U        Series V          Class)            Class)
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $   136,456      $   143,430      $   231,081      $   226,742      $     6,536
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                          136,456          143,430          231,081          226,742            6,536

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                       9               32               51               55                1
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                           9               32               51               55                1
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $   136,447      $   143,398      $   231,030      $   226,687      $     6,535
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $   136,447      $   143,398      $   231,030      $   226,557      $     6,535
Contracts in payout (annuitization)
    period                                                 --               --               --              130               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $   136,447      $   143,398      $   231,030      $   226,687      $     6,535
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                 13,020,636       13,764,877       23,131,238       16,265,565          470,543
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $   130,666      $   137,961      $   231,496      $   173,332      $     5,778
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                  ING Alliance    ING Alliance
                                                     Mid-Cap         Mid-Cap            ING         ING American
                                                     Growth          Growth          American           Funds         ING American
                                                    (Service        (Advisor           Funds           Growth-           Funds
                                                     Class)          Class)           Growth           Income        International
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $   517,122      $    12,842      $   854,182      $   661,236      $   316,903
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                          517,122           12,842          854,182          661,236          316,903

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                     108                2              119               86               39
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                         108                2              119               86               39
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $   517,014      $    12,840      $   854,063      $   661,150      $   316,864
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $   517,014      $    12,840      $   854,063      $   661,150      $   316,864
Contracts in payout (annuitization)
    period                                                 --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $   517,014      $    12,840      $   854,063      $   661,150      $   316,864
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                 29,035,482          723,097       16,788,165       17,905,105       19,769,380
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $   341,863      $    10,668      $   776,358      $   610,914      $   279,135
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                  ING Capital      ING Capital      ING Capital      ING Capital
                                                    Guardian         Guardian         Guardian         Guardian       ING Capital
                                                   Large Cap        Large Cap         Managed          Managed         Guardian
                                                     Value            Value            Global           Global         Small Cap
                                                (Service Class)  (Advisor Class)  (Service Class)  (Advisor Class)  (Service Class)
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $   648,768      $    10,042      $   383,155      $     4,767      $   538,135
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                          648,768           10,042          383,155            4,767          538,135

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                     103                1               62               --              114
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                         103                1               62               --              114
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $   648,665      $    10,041      $   383,093      $     4,767      $   538,021
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $   648,665      $    10,041      $   382,995      $     4,767      $   537,992
Contracts in payout (annuitization)
    period                                                 --               --               98               --               29
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $   648,665      $    10,041      $   383,093      $     4,767      $   538,021
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                 56,219,061          871,694       30,701,494          383,543       45,643,301
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $   535,847      $     8,317      $   306,280      $     4,173      $   392,490
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                   ING Capital         ING              ING            ING Eagle       ING Eagle
                                                    Guardian       Developing       Developing       Asset Capital   Asset Capital
                                                    Small Cap         World            World         Appreciation     Appreciation
                                                    (Advisor        (Service         (Advisor          (Service        (Advisor
                                                     Class)          Class)           Class)            Class)           Class)
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $     7,940      $   151,735      $     7,218      $   223,289      $     1,905
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                            7,940          151,735            7,218          223,289            1,905

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                       1               29                1               42               --
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                           1               29                1               42               --
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $     7,939      $   151,706      $     7,217      $   223,247      $     1,905
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $     7,939      $   151,645      $     7,217      $   223,238      $     1,905
Contracts in payout (annuitization)
    period                                                 --               61               --                9               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $     7,939      $   151,706      $     7,217      $   223,247      $     1,905
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                    674,623       13,933,426          665,264       12,255,153          104,703
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $     6,899      $   123,259      $     5,968      $   178,928      $     1,590
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                      ING              ING                                              ING FMR
                                                   Evergreen        Evergreen           ING              ING          Diversified
                                                    Health           Health          Evergreen        Evergreen         Mid-Cap
                                                   Sciences         Sciences           Omega            Omega          (Service
                                                (Advisor Class)  (Service Class)  (Advisor Class)  (Service Class)      Class)
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
     at fair value                                $     2,731      $    29,374      $       317      $     3,037      $   252,407
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                            2,731           29,374              317            3,037          252,407

Liabilities
Payable to ING USA Annuity and Life
     Insurance Company                                     --                3               --               --               42
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                          --                3               --               --               42
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $     2,731      $    29,371      $       317      $     3,037      $   252,365
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $     2,731      $    29,371      $       317      $     3,037      $   252,365
Contracts in payout (annuitization)
     period                                                --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $     2,731      $    29,371      $       317      $     3,037      $   252,365
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                    273,410        2,937,373           30,144          288,104       20,587,855
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $     2,566      $    27,699      $       299      $     2,885      $   188,912
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                     ING FMR            ING              ING
                                                   Diversified     Goldman Sachs    Goldman Sachs      ING Hard        ING Hard
                                                     Mid-Cap        Tollkeeper        Tollkeeper        Assets          Assets
                                                    (Advisor         (Service          (Advisor        (Service        (Advisor
                                                     Class)           Class)            Class)          Class)          Class)
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $     9,745      $    68,263      $     4,338      $   187,973      $    10,191
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                            9,745           68,263            4,338          187,973           10,191

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                       1               12                1               28                2
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                           1               12                1               28                2
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $     9,744      $    68,251      $     4,337      $   187,945      $    10,189
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $     9,744      $    68,251      $     4,337      $   187,911      $    10,189
Contracts in payout (annuitization)
    period                                                 --               --               --               34               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $     9,744      $    68,251      $     4,337      $   187,945      $    10,189
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                    796,186        9,126,098          581,555       11,965,153          649,934
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $     7,688      $    56,345      $     3,774      $   161,084      $     9,006
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                                                     ING Janus       ING Janus       ING Jennison
                                                       ING             ING            Special         Special           Equity
                                                  International   International       Equity          Equity         Opportunities
                                                    (Service        (Advisor         (Service        (Advisor         (Service
                                                     Class)          Class)           Class)          Class)            Class)
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $   177,674      $     9,038      $    65,692      $     2,177      $   315,006
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                          177,674            9,038           65,692            2,177          315,006

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                      34                1               14               --               76
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                          34                1               14               --               76
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $   177,640      $     9,037      $    65,678      $     2,177      $   314,930
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $   177,640      $     9,037      $    65,678      $     2,177      $   314,760
Contracts in payout (annuitization)
    period                                                 --               --               --               --              170
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $   177,640      $     9,037      $    65,678      $     2,177      $   314,930
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                 17,300,276          881,754        5,966,548          198,232       21,356,308
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $   143,117      $     7,204      $    51,304      $     1,818      $   237,272
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                  ING Jennison    ING JPMorgan      ING JPMorgan         ING              ING
                                                     Equity           Small             Small        Julius Baer      Julius Baer
                                                 Opportunities     Cap Equity        Cap Equity        Foreign          Foreign
                                                    (Advisor        (Service          (Advisor        (Service         (Advisor
                                                     Class)          Class)            Class)          Class)           Class)
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $     3,292      $   158,649      $    32,614      $   185,622      $    17,518
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                            3,292          158,649           32,614          185,622           17,518

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                      --               22                4               30                2
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                          --               22                4               30                2
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $     3,292      $   158,627      $    32,610      $   185,592      $    17,516
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $     3,292      $   158,627      $    32,610      $   185,592      $    17,516
Contracts in payout (annuitization)
    period                                                 --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $     3,292      $   158,627      $    32,610      $   185,592      $    17,516
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                    223,774       11,866,070        2,448,499       15,189,977        1,433,534
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $     2,760      $   128,683      $    25,761      $   160,953      $    15,133
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                    ING Legg         ING Legg           ING                               ING
                                                   Mason Value      Mason Value      LifeStyle           ING           LifeStyle
                                                    (Service         (Advisor       Aggressive        LifeStyle        Moderate
                                                     Class)           Class)          Growth           Growth           Growth
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $   288,374      $    13,917      $   214,588      $   475,452      $   453,932
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                          288,374           13,917          214,588          475,452          453,932

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                      48                2               22               --               45
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                          48                2               22               --               45
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $   288,326      $    13,915      $   214,566      $   475,452      $   453,887
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $   288,326      $    13,915      $   214,566      $   475,452      $   453,887
Contracts in payout (annuitization)
    period                                                 --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $   288,326      $    13,915      $   214,566      $   475,452      $   453,887
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                 28,751,194        1,388,881       18,873,202       42,262,420       41,005,626
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $   240,121      $    11,720      $   193,404      $   435,349      $   421,259
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                                       ING          ING Liquid       ING Liquid      ING Marsico
                                                       ING           Limited          Assets           Assets           Growth
                                                    LifeStyle       Maturity         (Service         (Advisor         (Service
                                                    Moderate          Bond            Class)           Class)            Class)
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $   211,846      $   357,370      $   618,391      $     9,498      $   813,644
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                          211,846          357,370          618,391            9,498          813,644

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                      19               65              110                1              212
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                          19               65              110                1              212
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $   211,827      $   357,305      $   618,281      $     9,497      $   813,432
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $   211,827      $   357,234      $   618,267      $     9,497      $   813,432
Contracts in payout (annuitization)
    period                                                 --               71               14               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $   211,827      $   357,305      $   618,281      $     9,497      $   813,432
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                 19,382,043       32,195,535      618,391,025        9,498,131       56,074,696
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $   199,474      $   369,629      $   618,391      $     9,498      $   577,617
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                                                                     ING Mercury      ING Mercury
                                                   ING Marsico      ING Mercury      ING Mercury      Large Cap        Large Cap
                                                     Growth         Focus Value      Focus Value       Growth           Growth
                                                    (Advisor         (Service         (Advisor        (Service         (Advisor
                                                     Class)           Class)           Class)          Class)           Class)
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $    15,097      $    40,919      $     2,419      $    18,863      $     2,165
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                           15,097           40,919            2,419           18,863            2,165

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                       2                6               --                2               --
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                           2                6               --                2               --
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $    15,095      $    40,913      $     2,419      $    18,861      $     2,165
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $    15,095      $    40,913      $     2,419      $    18,861      $     2,165
Contracts in payout (annuitization)
    period                                                 --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $    15,095      $    40,913      $     2,419      $    18,861      $     2,165
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                  1,043,343        3,500,380          207,287        1,799,937          207,385
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $    12,680      $    37,524      $     2,255      $    17,748      $     2,040
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                   ING MFS(R)      ING MFS(R)                                            ING
                                                    Mid-Cap          Mid-Cap         ING MFS(R)       ING MFS(R)      Oppenheimer
                                                     Growth          Growth        Total Return     Total Return      Main Street
                                                    (Service        (Advisor         (Service         (Advisor         (Service
                                                     Class)          Class)           Class)            Class)           Class)
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $   661,736      $    17,095      $ 1,279,599      $    35,151      $   487,752
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                          661,736           17,095        1,279,599           35,151          487,752

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                     164                2              227                4              114
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                         164                2              227                4              114
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $   661,572      $    17,093      $ 1,279,372      $    35,147      $   487,638
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $   661,515      $    17,093      $ 1,279,372      $    35,147      $   487,638
Contracts in payout (annuitization)
    period                                                 57               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $   661,572      $    17,093      $ 1,279,372      $    35,147      $   487,638
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                 56,947,978        1,474,990       68,136,245        1,878,739       29,294,423
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $   456,394      $    14,217      $ 1,115,976      $    31,513      $   398,887
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                       ING                                                           ING Salomon
                                                   Oppenheimer      ING PIMCO       ING PIMCO                         Brothers
                                                   Main Street      Core Bond       Core Bond                          All Cap
                                                    (Advisor        (Service        (Advisor          ING PIMCO        (Service
                                                     Class)          Class)          Class)          High Yield         Class)
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $     2,848      $   581,680      $    27,858      $   655,007      $   427,312
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                            2,848          581,680           27,858          655,007          427,312

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                      --               85                3              146               76
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                          --               85                3              146               76
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $     2,848      $   581,595      $    27,855      $   654,861      $   427,236
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $     2,848      $   581,595      $    27,855      $   654,861      $   427,236
Contracts in payout (annuitization)
    period                                                 --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $     2,848      $   581,595      $    27,855      $   654,861      $   427,236
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                    171,339       53,267,441        2,555,787       62,381,651       33,409,875
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $     2,426      $   563,664      $    27,602      $   625,635      $   362,404
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                   ING Salomon     ING Salomon     ING Salomon       ING T. Rowe      ING T. Rowe
                                                    Brothers        Brothers        Brothers        Price Capital    Price Capital
                                                     All Cap        Investors       Investors       Appreciation      Appreciation
                                                    (Advisor        (Service        (Advisor          (Service          (Advisor
                                                     Class)          Class)          Class)            Class)            Class)
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $    14,781      $   145,344      $     1,920      $ 1,867,107      $    55,433
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                           14,781          145,344            1,920        1,867,107           55,433

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                       2               22               --              303                6
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                           2               22               --              303                6
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $    14,779      $   145,322      $     1,920      $ 1,866,804      $    55,427
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $    14,779      $   145,322      $     1,920      $ 1,866,241      $    55,427
Contracts in payout (annuitization)
    period                                                 --               --               --              563               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $    14,779      $   145,322      $     1,920      $ 1,866,804      $    55,427
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                  1,158,407       12,660,603          167,395       76,208,466        2,268,131
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $    13,054      $   125,811      $     1,665      $ 1,425,105      $    47,298
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                  ING T. Rowe       ING T. Rowe         ING              ING              ING
                                                  Price Equity     Price Equity       UBS U.S.         UBS U.S.        Van Kampen
                                                     Income           Income         Balanced         Balanced       Equity Growth
                                                    (Service         (Advisor        (Service         (Advisor         (Service
                                                     Class)           Class)          Class)           Class)           Class)
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $   916,344      $    23,094      $   102,119      $     3,204      $    40,335
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                          916,344           23,094          102,119            3,204           40,335

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                     154                3               17               --                6
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                         154                3               17               --                6
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $   916,190      $    23,091      $   102,102      $     3,204      $    40,329
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $   915,658      $    23,091      $   102,102      $     3,204      $    40,329
Contracts in payout (annuitization)
    period                                                532               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $   916,190      $    23,091      $   102,102      $     3,204      $    40,329
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                 66,691,676        1,685,726       10,715,503          336,936        3,912,226
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $   768,602      $    19,599      $    91,608      $     2,925      $    35,208
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                      ING              ING              ING              ING             ING
                                                   Van Kampen      Van Kampen       Van Kampen        Van Kampen      Van Kampen
                                                 Equity Growth       Global           Global          Growth and      Growth and
                                                    (Advisor        Franchise        Franchise          Income           Income
                                                     Class)      (Service Class)  (Advisor Class)  (Service Class)  (Advisor Class)
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $     9,812      $   117,224      $    39,836      $   772,951      $    53,337
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                            9,812          117,224           39,836          772,951           53,337

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                       1               16                5              155      $         6
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                           1               16                5              155                6
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $     9,811      $   117,208      $    39,831      $   772,796      $    53,331
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $     9,811      $   117,208      $    39,831      $   772,703      $    53,331
Contracts in payout (annuitization)
    period                                                 --               --               --               93               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $     9,811      $   117,208      $    39,831      $   772,796      $    53,331
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                    954,496        9,281,389        3,164,090       31,104,675        2,151,573
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $     8,772      $    98,769      $    33,919      $   702,604      $    44,870
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                      ING              ING                               ING
                                                   Van Kampen      Van Kampen           ING           American
                                                  Real Estate      Real Estate       American          Century         ING Baron
                                                    (Service        (Advisor          Century         Small Cap        Small Cap
                                                     Class)          Class)           Select            Value           Growth
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $   557,477      $    17,801      $       291      $       389      $     1,448
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                          557,477           17,801              291              389            1,448

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                     100                2               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                         100                2               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $   557,377      $    17,799      $       291      $       389      $     1,448
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $   557,284      $    17,799      $       291      $       389      $     1,448
Contracts in payout (annuitization)
    period                                                 93               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $   557,377      $    17,799      $       291      $       389      $     1,448
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                 20,191,119          645,436           31,425           31,848           96,811
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $   383,864      $    13,444      $       262      $       342      $     1,229
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                                                                     ING MFS(R)
                                                                       ING          ING MFS(R)         Capital
                                                       ING          JPMorgan          Capital       Opportunities     ING OpCap
                                                    JPMorgan         Mid Cap       Opportunities      (Service        Balanced
                                                  International       Value       (Initial Class)      Class)           Value
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $    63,875      $    21,151      $     3,939      $       444      $     1,031
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                           63,875           21,151            3,939              444            1,031

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                      10                2                1               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                          10                2                1               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $    63,865      $    21,149      $     3,938      $       444      $     1,031
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $    63,865      $    21,149      $     3,938      $       444      $     1,031
Contracts in payout (annuitization)
    period                                                 --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $    63,865      $    21,149      $     3,938      $       444      $     1,031
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                  5,218,574        1,522,736          144,815           16,418           76,789
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $    57,490      $    18,954      $     3,301      $       358      $       944
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                                                        ING              ING             ING
                                                                                    ING Salomon        Salomon         Salomon
                                                       ING          ING PIMCO        Brothers         Brothers        Brothers
                                                   Oppenheimer        Total         Aggressive       Fundamental      Investors
                                                     Global          Return           Growth            Value           Value
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $     3,060      $     2,116      $   113,051      $       809      $       651
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                            3,060            2,116          113,051              809              651

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                      --               --               20               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                          --               --               20               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $     3,060      $     2,116      $   113,031      $       809      $       651
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $     3,060      $     2,116      $   113,031      $       809      $       651
Contracts in payout (annuitization)
    period                                                 --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $     3,060      $     2,116      $   113,031      $       809      $       651
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                    243,276          193,092        2,851,228           44,970           45,957
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $     2,746      $     2,082      $   105,877      $       707      $       580
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                      ING
                                                 T. Rowe Price        ING                                               ING Van
                                                  Diversified    T. Rowe Price     ING UBS U.S.         ING Van          Kampen
                                                     Mid Cap         Growth          Large Cap          Kampen         Equity and
                                                     Growth          Equity           Equity           Comstock          Income
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $       529      $     2,982      $       674      $   103,296      $       256
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                              529            2,982              674          103,296              256

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                      --               --               --               12               --
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                          --               --               --               12               --
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $       529      $     2,982      $       674      $   103,284      $       256
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $       529      $     2,982      $       674      $   103,284      $       256
Contracts in payout (annuitization)
    period                                                 --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $       529      $     2,982      $       674      $   103,284      $       256
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                     66,220           60,262           79,139        8,404,891            7,660
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $       484      $     2,508      $       615      $    87,506      $       232
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                     ING GET         ING GET          ING GET          ING GET           ING GET
                                                    U.S. Core       U.S. Core        U.S. Core        U.S. Core         U.S. Core
                                                   Portfolio -     Portfolio -      Portfolio -      Portfolio -       Portfolio -
                                                    Series 1        Series 2         Series 3         Series 4          Series 5
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $   170,878      $   113,378      $   139,184      $    76,388      $    43,094
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                          170,878          113,378          139,184           76,388           43,094

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                      23               10               23               15                6
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                          23               10               23               15                6
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $   170,855      $   113,368      $   139,161      $    76,373      $    43,088
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $   170,855      $   113,368      $   139,161      $    76,373      $    43,088
Contracts in payout (annuitization)
    period                                                 --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $   170,855      $   113,368      $   139,161      $    76,373      $    43,088
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                 16,090,185       10,859,982       13,739,822        7,261,244        4,076,994
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $   161,054      $   108,670      $   137,565      $    72,682      $    40,844
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                     ING GET         ING GET
                                                    U.S. Core       U.S. Core        ING VP
                                                   Portfolio -     Portfolio -      Worldwide          ING VP          ING VP
                                                    Series 6        Series 7         Growth           Balanced         Growth
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $    60,320      $     1,268      $    56,083      $     3,120      $       356
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                           60,320            1,268           56,083            3,120              356

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                       6               --               10               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                           6               --               10               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $    60,314      $     1,268      $    56,073      $     3,120      $       356
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $    60,314      $     1,268      $    56,073      $     3,120      $       356
Contracts in payout (annuitization)
    period                                                 --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $    60,314      $     1,268      $    56,073      $     3,120      $       356
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                  5,960,491          126,727        7,418,413          233,717           37,516
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $    59,767      $     1,268      $    45,955      $     2,892      $       305
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                     ING VP          ING VP          ING VP            ING VP           ING VP
                                                   Index Plus      Index Plus      Index Plus        Intermediate    International
                                                    LargeCap         MidCap         SmallCap            Bond            Equity
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $   128,169      $    79,297      $    68,993      $   203,403      $       265
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                          128,169           79,297           68,993          203,403              265

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                      14                8                8               38               --
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                          14                8                8               38               --
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $   128,155      $    79,289      $    68,985      $   203,365      $       265
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $   128,155      $    79,289      $    68,985      $   203,365      $       265
Contracts in payout (annuitization)
    period                                                 --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $   128,155      $    79,289      $    68,985      $   203,365      $       265
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                  8,701,222        4,393,192        4,237,928       15,538,800           30,443
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $   114,944      $    68,735      $    60,009      $   213,464      $       237
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                     ING VP          ING VP                            ING VP           ING VP
                                                      Small           Value          ING VP           Financial       Growth and
                                                     Company       Opportunity     Convertible        Services          Income
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $     1,267      $     3,479      $     8,609      $    14,252      $     1,776
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                            1,267            3,479            8,609           14,252            1,776

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                      --                1                1                2               --
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                          --                1                1                2               --
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $     1,267      $     3,478      $     8,608      $    14,250      $     1,776
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $     1,267      $     3,478      $     8,608      $    14,250      $     1,776
Contracts in payout (annuitization)
    period                                                 --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $     1,267      $     3,478      $     8,608      $    14,250      $     1,776
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                     63,672          265,152          730,837        1,289,806           91,844
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $     1,075      $     3,049      $     8,238      $    13,241      $     1,545
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                     ING VP          ING VP                           ING VP            ING VP
                                                  International     LargeCap          ING VP          MidCap           SmallCap
                                                      Value          Growth          MagnaCap      Opportunities     Opportunities
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $     1,244      $     1,873      $    29,644      $    31,960      $   103,716
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                            1,244            1,873           29,644           31,960          103,716

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                      --               --                5                5               18
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                          --               --                5                5               18
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $     1,244      $     1,873      $    29,639      $    31,955      $   103,698
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $     1,244      $     1,873      $    29,639      $    31,955      $   103,698
Contracts in payout (annuitization)
    period                                                 --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $     1,244      $     1,873      $    29,639      $    31,955      $   103,698
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                     96,295          205,849        3,107,349        4,706,883        6,426,020
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $     1,111      $     1,401      $    24,466      $    29,801      $    84,187
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                                                     AIM V.I.
                                                    AIM V.I.        AIM V.I.           Dent           AIM V.I.
                                                     Capital          Core          Demographic       Financial        AIM V.I.
                                                  Appreciation       Equity           Trends          Services          Growth
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $        69      $       162      $    67,233      $    55,521      $     3,975
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                               69              162           67,233           55,521            3,975

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                      --               --               13               10               --
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                          --               --               13               10               --
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $        69      $       162      $    67,220      $    55,511      $     3,975
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $        69      $       162      $    67,220      $    55,511      $     3,975
Contracts in payout (annuitization)
    period                                                 --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $        69      $       162      $    67,220      $    55,511      $     3,975
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                      3,086            7,224       12,005,901        3,800,174          249,537
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $        60      $       130      $    59,809      $    49,673      $     3,432
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                                                                                       Alliance-
                                                    AIM V.I.                        AIM V.I.                           Bernstein
                                                     Health         AIM V.I.         Premier         AIM V.I.         Growth and
                                                    Sciences         Leisure         Equity          Utilities          Income
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $    92,045      $    55,929      $       157      $    77,563      $    16,978
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                           92,045           55,929              157           77,563           16,978

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                      16                9               --               12                2
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                          16                9               --               12                2
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $    92,029      $    55,920      $       157      $    77,551      $    16,976
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $    92,029      $    55,920      $       157      $    77,551      $    16,976
Contracts in payout (annuitization)
    period                                                 --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $    92,029      $    55,920      $       157      $    77,551      $    16,976
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                  4,870,111        4,517,701            7,423        4,968,830          711,270
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $    82,285      $    46,212      $       136      $    67,111      $    14,420
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                    Alliance-                       Fidelity(R)
                                                    Bernstein       Alliance-           VIP          Fidelity(R)      Fidelity(R)
                                                     Premier        Bernstein         Equity-           VIP               VIP
                                                     Growth           Value           Income           Growth         Contrafund(R)
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $     4,895      $    10,411      $   245,447      $   239,997      $    46,863
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                            4,895           10,411          245,447          239,997           46,863

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                       1                1               33               38                4
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                           1                1               33               38                4
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $     4,894      $    10,410      $   245,414      $   239,959      $    46,859
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $     4,894      $    10,410      $   245,414      $   239,959      $    46,859
Contracts in payout (annuitization)
    period                                                 --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $     4,894      $    10,410      $   245,414      $   239,959      $    46,859
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                    211,813          830,209        9,782,657        7,585,230        1,778,474
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $     4,176      $     8,535      $   210,061      $   221,480      $    39,098
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                                    Franklin       ING Goldman
                                                  Fidelity(R)       Small Cap         Sachs(R)                        Janus Aspen
                                                      VIP            Value            Capital         Greenwich         Series
                                                   Overseas        Securities         Growth        Appreciation       Balanced
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $       458      $     1,018      $         9      $       626      $     4,286
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                              458            1,018                9              626            4,286

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                      --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                          --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $       458      $     1,018      $         9      $       626      $     4,286
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $       458      $     1,018      $         9      $       626      $     4,286
Contracts in payout (annuitization)
    period                                                 --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $       458      $     1,018      $         9      $       626      $     4,286
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                     26,339           65,019              771           26,723          169,823
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $       438      $       851      $         8      $       564      $     3,842
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                   Janus Aspen                     Janus Aspen
                                                     Series        Janus Aspen       Series          Colonial          Liberty
                                                    Flexible         Series         Worldwide        Small Cap          Asset
                                                     Income          Growth          Growth            Value          Allocation
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $     1,768      $       752      $     6,720      $   240,464      $       601
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                            1,768              752            6,720          240,464              601

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                      --               --                1               40               --
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                          --               --                1               40               --
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $     1,768      $       752      $     6,719      $   240,424      $       601
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $     1,768      $       752      $     6,719      $   240,424      $       601
Contracts in payout (annuitization)
    period                                                 --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $     1,768      $       752      $     6,719      $   240,424      $       601
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                    139,111           37,907          252,447       14,211,821           40,522
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $     1,821      $       652      $     5,908      $   212,225      $       464
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                                                     Liberty
                                                                     Liberty          Small          Oppenheimer      Oppenheimer
                                                     Liberty         Federal         Company           Global          Strategic
                                                     Equity        Securities        Growth          Securities          Bond
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $       618      $        90      $        81      $     7,640      $     1,496
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                              618               90               81            7,640            1,496

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                      --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                          --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $       618      $        90      $        81      $     7,640      $     1,496
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $       618      $        90      $        81      $     7,640      $     1,496
Contracts in payout (annuitization)
    period                                                 --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $       618      $        90      $        81      $     7,640      $     1,496
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                     40,465            8,153            7,332          260,494          282,724
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $       759      $        90      $        62      $     6,312      $     1,440
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                      PIMCO
                                                   StocksPLUS        Pioneer                          Pioneer           Pioneer
                                                   Growth and        Equity-         Pioneer          Mid-Cap            Small
                                                     Income        Income VCT       Fund VCT         Value VCT        Company VCT
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $   171,059      $     1,659      $    83,536      $   485,776      $     7,983
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                          171,059            1,659           83,536          485,776            7,983

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                      36               --               11               76                1
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                          36               --               11               76                1
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $   171,023      $     1,659      $    83,525      $   485,700      $     7,982
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $   171,023      $     1,659      $    83,525      $   485,700      $     7,982
Contracts in payout (annuitization)
    period                                                 --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $   171,023      $     1,659      $    83,525      $   485,700      $     7,982
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                 16,953,307           80,214        4,072,929       19,876,266          621,272
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $   137,935      $     1,422      $    70,417      $   390,078      $     6,561
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                                                    ProFund VP
                                                     ProFund         ProFund       Rising Rates      ProFund VP
                                                     VP Bull      VP Europe 30      Opportunity       Small Cap        Jennison
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $   106,166      $    37,243      $    52,385      $   147,670      $    67,096
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                          106,166           37,243           52,385          147,670           67,096

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                      21                6                7               26               11
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                          21                6                7               26               11
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $   106,145      $    37,237      $    52,378      $   147,644      $    67,085
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $   106,145      $    37,237      $    52,378      $   147,644      $    67,085
Contracts in payout (annuitization)
    period                                                 --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $   106,145      $    37,237      $    52,378      $   147,644      $    67,085
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                  3,847,982        1,316,951        2,520,950        4,109,937        3,733,801
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $   100,535      $    34,698      $    57,841      $   135,163      $    53,095
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                       SP                                            Putnam VT
                                                  William Blair     Putnam VT       Putnam VT      International
                                                  International     Discovery      Growth and       Growth and       Smith Barney
                                                     Growth          Growth          Income           Income          High Income
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $   108,396      $     3,031      $     3,362      $     3,609      $       265
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                          108,396            3,031            3,362            3,609              265

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                      16               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                          16               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $   108,380      $     3,031      $     3,362      $     3,609      $       265
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $   108,380      $     3,031      $     3,362      $     3,609      $       265
Contracts in payout (annuitization)
    period                                                 --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $   108,380      $     3,031      $     3,362      $     3,609      $       265
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                 16,011,202          609,763          132,162          267,161           35,160
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $    93,154      $     2,484      $     2,717      $     2,604      $       297
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                  Smith Barney
                                                  International   Smith Barney      Smith Barney                      Wells Fargo
                                                     All Cap          Large            Money          UBS U.S.         VT Asset
                                                     Growth         Cap Value          Market        Allocation       Allocation
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $       214      $       422      $        37      $     5,828      $     1,880
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                              214              422               37            5,828            1,880

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                      --               --               --                1               --
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                          --               --               --                1               --
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $       214      $       422      $        37      $     5,827      $     1,880
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $       214      $       422      $        37      $     5,827      $     1,880
Contracts in payout (annuitization)
    period                                                 --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $       214      $       422      $        37      $     5,827      $     1,880
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                     16,473           23,391           36,716          433,015          144,922
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $       260      $       447      $        37      $     4,927      $     1,787
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                                                   Wells Fargo
                                                   Wells Fargo     Wells Fargo       VT Large        Wells Fargo      Wells Fargo
                                                    VT Equity       VT Equity        Company          VT Money        VT Small Cap
                                                     Income           Value          Growth            Market           Growth
                                                  -----------      -----------      -----------      -----------      -----------
Assets
Investments in mutual funds
    at fair value                                 $       882      $       211      $     2,266      $       369      $       569
                                                  -----------      -----------      -----------      -----------      -----------
Total assets                                              882              211            2,266              369              569

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                      --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total liabilities                                          --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net assets                                        $       882      $       211      $     2,266      $       369      $       569
                                                  ===========      ===========      ===========      ===========      ===========

Net assets
Accumulation units                                $       882      $       211      $     2,266      $       369      $       569
Contracts in payout (annuitization)
    period                                                 --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total net assets                                  $       882      $       211      $     2,266      $       369      $       569
                                                  ===========      ===========      ===========      ===========      ===========

Total number of mutual fund shares                     54,020           23,147          255,140          368,901           72,486
                                                  ===========      ===========      ===========      ===========      ===========

Cost of mutual fund shares                        $       828      $       199      $     2,159      $       369      $       514
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                      Statements of Assets and Liabilities
                                December 31, 2004
                             (Dollars in thousands)

                                                                     Wells Fargo
                                                                      VT Total
                                                                    Return Bond
                                                                    ------------
Assets
Investments in mutual funds
    at fair value                                                   $       484
                                                                    -----------
Total assets                                                                484

Liabilities
Payable to ING USA Annuity and Life
    Insurance Company                                                        --
                                                                    -----------
Total liabilities                                                            --
                                                                    -----------
Net assets                                                          $       484
                                                                    ===========

Net assets
Accumulation units                                                  $       484
Contracts in payout (annuitization)
    period                                                                   --
                                                                    -----------
Total net assets                                                    $       484
                                                                    ===========

Total number of mutual fund shares                                       48,039
                                                                    ===========

Cost of mutual fund shares                                          $       489
                                                                    ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                    ING GET         ING GET           ING GET          ING GET          ING GET
                                                     Fund-           Fund-             Fund-            Fund-            Fund-
                                                   Series N         Series P         Series Q         Series R         Series S
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $       710      $     3,482      $     4,188      $     3,903      $     3,847
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                   710            3,482            4,188            3,903            3,847
Expenses:
    Mortality and expense risk and
        other charges                                     415            1,969            2,451            2,607            3,118
    Annual administrative charges                           5               26               32               35               42
    Minimum death benefit guarantee
        charges                                            --               --               --               --               --
    Contingent deferred sales charges                      29              117               88              104              113
    Other contract charges                                 --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                            449            2,112            2,571            2,746            3,273
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                              261            1,370            1,617            1,157              574

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                    66              510            1,136            1,440            1,657
Capital gains distributions                                --               --               --               --            2,217
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                        66              510            1,136            1,440            3,874
Net unrealized appreciation
    (depreciation) of investments                        (428)          (2,585)          (3,137)          (2,109)          (3,896)
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $      (101)     $      (705)     $      (384)     $       488      $       552
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                                                                       ING AIM          ING AIM
                                                                                                       Mid-Cap          Mid-Cap
                                                       ING GET         ING GET          ING GET        Growth           Growth
                                                        Fund-           Fund-            Fund-        (Service         (Advisor
                                                      Series T         Series U        Series V         Class)           Class)
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $     4,138      $     2,974      $     2,816      $        --      $        --
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                 4,138            2,974            2,816               --               --
Expenses:
    Mortality and expense risk and
        other charges                                   3,231            3,356            5,706            3,599               78
    Annual administrative charges                          48               48               76              107                2
    Minimum death benefit guarantee
        charges                                            --               --               --               --               --
    Contingent deferred sales charges                     143              110              269              147               --
    Other contract charges                                  2                6                5              479               27
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                          3,424            3,520            6,056            4,332              107
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                              714             (546)          (3,240)          (4,332)            (107)

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                 1,715            1,630             (526)          11,600              139
Capital gains distributions                             2,440            6,476               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                     4,155            8,106             (526)          11,600              139
Net unrealized appreciation
    (depreciation) of investments                      (4,487)          (6,055)           4,290            3,148              334
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $       382      $     1,505      $       524      $    10,416      $       366
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                  ING Alliance     ING Alliance
                                                     Mid-Cap         Mid-Cap            ING          ING American
                                                     Growth           Growth         American           Funds        ING American
                                                    (Service         (Advisor          Funds           Growth-           Funds
                                                     Class)           Class)          Growth           Income        International
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $        --      $        --      $        66      $       620      $       404
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                    --               --               66              620              404
Expenses:
    Mortality and expense risk and
        other charges                                   7,867              142            8,225            6,309            2,854
    Annual administrative charges                         210                3              174              132               61
    Minimum death benefit guarantee
        charges                                            --               --               --               --               --
    Contingent deferred sales charges                     245                2              136               93               45
    Other contract charges                                824               48            1,939            1,334              626
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                          9,146              195           10,474            7,868            3,586
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                           (9,146)            (195)         (10,408)          (7,248)          (3,182)

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                48,319              335              788              464            1,024
Capital gains distributions                                --               --                3                2                6
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                    48,319              335              791              466            1,030
Net unrealized appreciation
    (depreciation) of investments                      33,101            1,460           71,574           44,785           35,050
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $    72,274      $     1,600      $    61,957      $    38,003      $    32,898
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                   ING Capital      ING Capital      ING Capital      ING Capital
                                                    Guardian          Guardian        Guardian         Guardian        ING Capital
                                                    Large Cap        Large Cap         Managed          Managed         Guardian
                                                      Value            Value           Global           Global          Small Cap
                                                 (Service Class)  (Advisor Class)  (Service Class)  (Advisor Class)  (Service Class)
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $     1,149      $        19      $     1,721      $        27      $       998
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                 1,149               19            1,721               27              998
Expenses:
    Mortality and expense risk and
        other charges                                  10,419              137            5,762               57            8,514
    Annual administrative charges                         207                2              123                1              214
    Minimum death benefit guarantee
        charges                                            --               --               --               --               --
    Contingent deferred sales charges                     227               --              106               --              236
    Other contract charges                              1,847               48              870               19            1,121
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                         12,700              187            6,861               77           10,085
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                          (11,551)            (168)          (5,140)             (50)          (9,087)

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                 1,609              229            6,718               74           18,245
Capital gains distributions                                --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                     1,609              229            6,718               74           18,245
Net unrealized appreciation
    (depreciation) of investments                      50,165              562           29,309              328           15,248
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $    40,223      $       623      $    30,887      $       352      $    24,406
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                    ING Capital         ING              ING           ING Eagle       ING Eagle
                                                     Guardian        Developing      Developing      Asset Capital   Asset Capital
                                                     Small Cap         World            World        Appreciation    Appreciation
                                                     (Advisor         (Service        (Advisor         (Service        (Advisor
                                                      Class)           Class)          Class)           Class)          Class)
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $        23      $       497      $        29      $     1,950      $        18
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                    23              497               29            1,950               18
Expenses:
    Mortality and expense risk and
        other charges                                     100            1,960               69            3,438               25
    Annual administrative charges                           1               52                2               84               --
    Minimum death benefit guarantee
        charges                                            --               --               --               --               --
    Contingent deferred sales charges                      --               49                1               96               --
    Other contract charges                                 36              298               24              332                9
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                            137            2,359               96            3,950               34
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                             (114)          (1,862)             (67)          (2,000)             (16)

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                   115           14,124              104                9               57
Capital gains distributions                                --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                       115           14,124              104                9               57
Net unrealized appreciation
    (depreciation) of investments                         467            5,151              905           27,689              159
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $       468      $    17,413      $       942      $    25,698      $       200
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                       ING             ING                                              ING FMR
                                                    Evergreen       Evergreen           ING               ING         Diversified
                                                     Health           Health         Evergreen         Evergreen        Mid-Cap
                                                    Sciences         Sciences          Omega             Omega         (Service
                                                 (Advisor Class) (Service Class)  (Advisor Class)   (Service Class)     Class)
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $        --      $        --      $         1      $        10      $       268
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                    --               --                1               10              268
Expenses:
    Mortality and expense risk and
        other charges                                      16              229                1               12            3,230
    Annual administrative charges                          --                6               --               --               75
    Minimum death benefit guarantee
        charges                                            --               --               --               --               --
    Contingent deferred sales charges                      --                5               --               --               71
    Other contract charges                                  4               44               --                2              642
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                             20              284                1               14            4,018
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                              (20)            (284)              --               (4)          (3,750)

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                    (5)            (766)              --              (11)           1,305
Capital gains distributions                                --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                        (5)            (766)              --              (11)           1,305
Net unrealized appreciation
    (depreciation) of investments                         165            1,675               18              152           42,022
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $       140      $       625      $        18      $       137      $    39,577
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                     ING FMR            ING              ING
                                                   Diversified     Goldman Sachs    Goldman Sachs      ING Hard        ING Hard
                                                     Mid-Cap         Tollkeeper       Tollkeeper        Assets          Assets
                                                    (Advisor          (Service         (Advisor        (Service        (Advisor
                                                     Class)            Class)           Class)          Class)          Class)
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $        15      $        --      $        --      $     1,555      $        90
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                    15               --               --            1,555               90
Expenses:
    Mortality and expense risk and
        other charges                                     102              993               56            2,734              106
    Annual administrative charges                           2               21                1               54                2
    Minimum death benefit guarantee
        charges                                            --               --               --                1               --
    Contingent deferred sales charges                       3               18               --               71                1
    Other contract charges                                 34              272               21              412               37
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                            141            1,304               78            3,272              146
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                             (126)          (1,304)             (78)          (1,717)             (56)

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                    73            3,351              121           14,263               78
Capital gains distributions                                --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                        73            3,351              121           14,263               78
Net unrealized appreciation
    (depreciation) of investments                       1,442            3,214              311           (5,715)             542
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $     1,389      $     5,261      $       354      $     6,831      $       564
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                                                     ING Janus        ING Janus     ING Jennison
                                                      ING              ING            Special          Special         Equity
                                                 International    International       Equity           Equity       Opportunities
                                                    (Service         (Advisor        (Service         (Advisor        (Service
                                                     Class)           Class)          Class)            Class)          Class)
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $     1,555      $        86      $        --      $        --      $       918
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                 1,555               86               --               --              918
Expenses:
    Mortality and expense risk and
        other charges                                   2,736              116              952               26            5,031
    Annual administrative charges                          67                2               25                1              150
    Minimum death benefit guarantee
        charges                                            --               --               --               --               --
    Contingent deferred sales charges                      74                1               27               --              147
    Other contract charges                                300               41              207                9              427
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                          3,177              160            1,211               36            5,755
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                           (1,622)             (74)          (1,211)             (36)          (4,837)

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                11,866               68            1,711               58           (6,568)
Capital gains distributions                                --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                    11,866               68            1,711               58           (6,568)
Net unrealized appreciation
    (depreciation) of investments                      11,741            1,021            7,344              237           41,710
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $    21,985      $     1,015      $     7,844      $       259      $    30,305
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                   ING Jennison      ING JPMorgan     ING JPMorgan         ING             ING
                                                      Equity            Small            Small         Julius Baer     Julius Baer
                                                   Opportunities      Cap Equity       Cap Equity        Foreign         Foreign
                                                     (Advisor          (Service         (Advisor        (Service        (Advisor
                                                      Class)            Class)           Class)          Class)          Class)
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $        14      $        --      $        --      $       125      $         3
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                    14               --               --              125                3
Expenses:
    Mortality and expense risk and
        other charges                                      42            1,667              333            1,828              140
    Annual administrative charges                           1               37                6               39                3
    Minimum death benefit guarantee
        charges                                            --               --               --               --               --
    Contingent deferred sales charges                      --               35                3               59                1
    Other contract charges                                 14              431              117              454               46
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                             57            2,170              459            2,380              190
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                              (43)          (2,170)            (459)          (2,255)            (187)

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                    45            4,833              142            2,003               60
Capital gains distributions                                --              156               33            1,002               92
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                        45            4,989              175            3,005              152
Net unrealized appreciation
    (depreciation) of investments                         274           19,884            5,221           21,788            2,071
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $       276      $    22,703      $     4,937      $    22,538      $     2,036
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                                     ING Legg           ING                              ING
                                                    ING Legg        Mason Value      LifeStyle          ING           LifeStyle
                                                   Mason Value       (Advisor       Aggressive       LifeStyle        Moderate
                                                 (Service Class)      Class)          Growth          Growth           Growth
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
     Dividends                                    $       365      $        21      $        --      $        --      $        --
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                   365               21               --               --               --
Expenses:
     Mortality and expense risk and
         other charges                                  3,966              146            1,054            2,217            2,182
     Annual administrative charges                         88                2               26               10               57
     Minimum death benefit guarantee
         charges                                           --               --               --               --               --
     Contingent deferred sales charges                     87               --                5               39               39
     Other contract charges                               791               49              247              485              423
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                          4,932              197            1,332            2,751            2,701
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                           (4,567)            (176)          (1,332)          (2,751)          (2,701)

Realized and unrealized gain (loss)
     on investments
Net realized gain (loss) on investments                (1,706)             268               75               --               72
Capital gains distributions                                --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
     and capital gains distributions                   (1,706)             268               75               --               72
Net unrealized appreciation
     (depreciation) of investments                     35,252            1,283           21,184           40,103           32,673
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
     resulting from operations                    $    28,979      $     1,375      $    19,927      $    37,352      $    30,044
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                                      ING           ING Liquid        ING Liquid     ING Marsico
                                                      ING           Limited          Assets            Assets          Growth
                                                   LifeStyle        Maturity        (Service          (Advisor        (Service
                                                   Moderate           Bond           Class)            Class)          Class)
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $        --      $    18,706      $     7,148      $        82      $        --
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                    --           18,706            7,148               82               --
Expenses:
    Mortality and expense risk and
        other charges                                     993            7,018           12,978              171           12,415
    Annual administrative charges                          24              128              540                4              413
    Minimum death benefit guarantee
        charges                                            --                1                3               --               --
    Contingent deferred sales charges                      19              240           31,843              263              437
    Other contract charges                                187              638            1,362               52            1,347
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                          1,223            8,025           46,726              490           14,612
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                           (1,223)          10,681          (39,578)            (408)         (14,612)

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                   297            7,549               --               --           15,605
Capital gains distributions                                --            2,950               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                       297           10,499               --               --           15,605
Net unrealized appreciation
    (depreciation) of investments                      12,372          (23,234)              --               --           74,252
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $    11,446      $    (2,054)     $   (39,578)     $      (408)     $    75,245
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                                                                     ING Mercury     ING Mercury
                                                   ING Marsico     ING Mercury      ING Mercury       Large Cap       Large Cap
                                                     Growth         Focus Value     Focus Value        Growth          Growth
                                                    (Advisor         (Service        (Advisor         (Service        (Advisor
                                                     Class)           Class)          Class)           Class)          Class)
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $        --      $        90      $         3      $        --      $        --
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                    --               90                3               --               --
Expenses:
    Mortality and expense risk and
        other charges                                     194              594               27              261               25
    Annual administrative charges                           3               11                1                4               --
    Minimum death benefit guarantee
        charges                                            --               --               --               --               --
    Contingent deferred sales charges                       3                8               --                5               --
    Other contract charges                                 68              150                8               74                9
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                            268              763               36              344               34
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                             (268)            (673)             (33)            (344)             (34)

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                   147            1,905               37            1,149               28
Capital gains distributions                                --            1,722              101            1,433              161
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                       147            3,627              138            2,582              189
Net unrealized appreciation
    (depreciation) of investments                       1,450              (99)              68             (842)               4
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $     1,329      $     2,855      $       173      $     1,396      $       159
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                   ING MFS(R)       ING MFS(R)                                           ING
                                                     Mid-Cap         Mid-Cap        ING MFS(R)       ING MFS(R)      Oppenheimer
                                                     Growth           Growth        Total Return     Total Return    Main Street
                                                    (Service         (Advisor        (Service         (Advisor        (Service
                                                     Class)           Class)          Class)           Class)          Class)
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $        --      $        --      $    22,816      $       649      $     3,882
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                    --               --           22,816              649            3,882
Expenses:
    Mortality and expense risk and
        other charges                                  10,424              223           19,857              433            7,826
    Annual administrative charges                         324                4              451                6              230
    Minimum death benefit guarantee
        charges                                             1               --               --               --               --
    Contingent deferred sales charges                     289                1              527                3              243
    Other contract charges                              1,289               77            2,404              142              744
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                         12,327              305           23,239              584            9,043
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                          (12,327)            (305)            (423)              65           (5,161)

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                29,832              326            5,847              109          (18,834)
Capital gains distributions                                --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                    29,832              326            5,847              109          (18,834)
Net unrealized appreciation
    (depreciation) of investments                      58,083            1,638          100,058            2,269           72,757
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $    75,588      $     1,659      $   105,482      $     2,443      $    48,762
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                       ING                                                            ING Salomon
                                                   Oppenheimer      ING PIMCO        ING PIMCO                         Brothers
                                                   Main Street      Core Bond        Core Bond                          All Cap
                                                    (Advisor         (Service        (Advisor          ING PIMCO       (Service
                                                     Class)           Class)          Class)          High Yield        Class)
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $        25      $    15,122      $       723      $    23,893      $       750
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                    25           15,122              723           23,893              750
Expenses:
    Mortality and expense risk and
        other charges                                      40            9,279              357            6,791            7,212
    Annual administrative charges                           1              166                5              272              150
    Minimum death benefit guarantee
        charges                                            --               --               --               --               --
    Contingent deferred sales charges                      --              276               15              212              167
    Other contract charges                                 11            1,361              125            1,051            1,193
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                             52           11,082              502            8,326            8,722
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                              (27)           4,040              221           15,567           (7,972)

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                   102            6,985               91               (3)            (139)
Capital gains distributions                                --              904               43               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                       102            7,889              134               (3)            (139)
Net unrealized appreciation
    (depreciation) of investments                         175            2,633              164           29,372           29,687
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $       250      $    14,562      $       519      $    44,936      $    21,576
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                   ING Salomon     ING Salomon      ING Salomon     ING T. Rowe      ING T. Rowe
                                                    Brothers         Brothers        Brothers      Price Capital    Price Capital
                                                     All Cap        Investors        Investors     Appreciation     Appreciation
                                                    (Advisor         (Service        (Advisor        (Service         (Advisor
                                                     Class)           Class)          Class)          Class)           Class)
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $        40      $       914      $        12      $    18,082      $       579
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                    40              914               12           18,082              579
Expenses:
    Mortality and expense risk and
        other charges                                     170            2,432               24           25,848              627
    Annual administrative charges                           3               44               --              574               10
    Minimum death benefit guarantee
        charges                                            --               --               --                1               --
    Contingent deferred sales charges                       1               55               --              637                3
    Other contract charges                                 61              423                6            3,878              216
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                            235            2,954               30           30,938              856
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                             (195)          (2,040)             (18)         (12,856)            (277)

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                    24             (507)              58           11,710               83
Capital gains distributions                                --               --               --           12,010              355
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                        24             (507)              58           23,720              438
Net unrealized appreciation
    (depreciation) of investments                         825           12,669               80          210,797            5,502
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $       654      $    10,122      $       120      $   221,661      $     5,663
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                   ING T. Rowe     ING T. Rowe          ING             ING               ING
                                                  Price Equity     Price Equity       UBS U.S.        UBS U.S.         Van Kampen
                                                     Income           Income         Balanced         Balanced       Equity Growth
                                                    (Service         (Advisor        (Service         (Advisor          (Service
                                                     Class)           Class)          Class)           Class)            Class)
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $     7,507      $       198      $       686      $        24      $        --
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                 7,507              198              686               24               --
Expenses:
    Mortality and expense risk and
        other charges                                  12,798              288            1,465               34              602
    Annual administrative charges                         285                5               32                1               12
    Minimum death benefit guarantee
        charges                                             3               --               --               --               --
    Contingent deferred sales charges                     263                2               62               --               11
    Other contract charges                              2,139               98              257               12              159
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                         15,488              393            1,816               47              784
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                           (7,981)            (195)          (1,130)             (23)            (784)

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                 3,016              266               (2)              10              395
Capital gains distributions                             4,474              112               --               --              187
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                     7,490              378               (2)              10              582
Net unrealized appreciation
    (depreciation) of investments                      99,781            2,005            8,967              228            2,087
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $    99,290      $     2,188      $     7,835      $       215      $     1,885
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                        ING              ING              ING              ING              ING
                                                     Van Kampen       Van Kampen      Van Kampen       Van Kampen       Van Kampen
                                                   Equity Growth        Global          Global         Growth and       Growth and
                                                     (Advisor         Franchise        Franchise         Income           Income
                                                      Class)      (Service Class)  (Advisor Class)  (Service Class)  (Advisor Class)
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $        --      $        --      $        --      $     7,059      $       538
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                    --               --               --            7,059              538
Expenses:
    Mortality and expense risk and
        other charges                                     133            1,442              422           11,547              631
    Annual administrative charges                           2               27                8              308               10
    Minimum death benefit guarantee
        charges                                            --               --               --               --               --
    Contingent deferred sales charges                       2               22                5              292                5
    Other contract charges                                 45              371              143            1,023              204
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                            182            1,862              578           13,170              850
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                             (182)          (1,862)            (578)          (6,111)            (312)

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                   137            2,226               91            5,315              281
Capital gains distributions                                45               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                       182            2,226               91            5,315              281
Net unrealized appreciation
    (depreciation) of investments                         462            9,205            3,601           84,022            4,986
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $       462      $     9,569      $     3,114      $    83,226      $     4,955
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                       ING              ING                             ING
                                                   Van Kampen       Van Kampen          ING          American
                                                   Real Estate      Real Estate      American         Century         ING Baron
                                                    (Service         (Advisor         Century        Small Cap        Small Cap
                                                     Class)           Class)          Select           Value           Growth
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
     Dividends                                    $     6,906      $       229      $        --      $         1      $        --
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                 6,906              229               --                1               --
Expenses:
     Mortality and expense risk and
         other charges                                  6,744              186                2                2               10
     Annual administrative charges                        180                3               --               --               --
     Minimum death benefit guarantee
         charges                                           --               --               --               --               --
     Contingent deferred sales charges                    178                2               --               --               --
     Other contract charges                             1,136               64               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                          8,238              255                2                2               10
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                           (1,332)             (26)              (2)              (1)             (10)

Realized and unrealized gain (loss)
     on investments
Net realized gain (loss) on investments                14,287              167               --               14              168
Capital gains distributions                             4,275              136               --               24               --
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
     and capital gains distributions                   18,562              303               --               38              168
Net unrealized appreciation
     (depreciation) of investments                    113,247            3,445                9               22              126
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
     resulting from operations                    $   130,477      $     3,722      $         7      $        59      $       284
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                                                                     ING MFS(R)
                                                                       ING          ING MFS(R)         Capital
                                                       ING           JPMorgan         Capital       Opportunities     ING OpCap
                                                    JPMorgan         Mid Cap       Opportunities      (Service        Balanced
                                                  International       Value       (Initial Class)      Class)           Value
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $       445      $        30      $        16      $         1      $         6
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                   445               30               16                1                6
Expenses:
    Mortality and expense risk and
        other charges                                     578              226               60                4                7
    Annual administrative charges                          16                3                1               --               --
    Minimum death benefit guarantee
        charges                                            --               --               --               --               --
    Contingent deferred sales charges                      11                5                3               --               --
    Other contract charges                                124                5                1               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                            729              239               65                4                7
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                             (284)            (209)             (49)              (3)              (1)

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                 1,350              381               47               --               34
Capital gains distributions                                --              617               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                     1,350              998               47               --               34
Net unrealized appreciation
    (depreciation) of investments                       5,819            1,706              380               45               37
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $     6,885      $     2,495      $       378      $        42      $        70
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                                                        ING             ING              ING
                                                                                    ING Salomon       Salomon           Salomon
                                                       ING           ING PIMCO       Brothers         Brothers          Brothers
                                                   Oppenheimer        Total         Aggressive       Fundamental       Investors
                                                     Global           Return          Growth            Value            Value
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $        --      $        --      $        --      $        --      $         5
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                    --               --               --               --                5
Expenses:
    Mortality and expense risk and
        other charges                                      36               18            1,177                6                5
    Annual administrative charges                           1               --               25               --               --
    Minimum death benefit guarantee
        charges                                            --               --               --               --               --
    Contingent deferred sales charges                       2               --               14               --               --
    Other contract charges                                  1               --              322               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                             40               18            1,538                6                5
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                              (40)             (18)          (1,538)              (6)              --

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                   168                8              834               25               18
Capital gains distributions                                25               19               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                       193               27              834               25               18
Net unrealized appreciation
    (depreciation) of investments                         153               60            6,465               27               27
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $       306      $        69      $     5,761      $        46      $        45
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                       ING
                                                  T. Rowe Price        ING                                              ING Van
                                                   Diversified    T. Rowe Price    ING UBS U.S.       ING Van           Kampen
                                                     Mid Cap          Growth         Large Cap        Kampen          Equity and
                                                     Growth           Equity          Equity         Comstock           Income
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $        --      $         1      $         2      $        --      $        --
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                    --                1                2               --               --
Expenses:
    Mortality and expense risk and
        other charges                                       5               22                3            1,095                1
    Annual administrative charges                          --               --               --               19               --
    Minimum death benefit guarantee
        charges                                            --               --               --               --               --
    Contingent deferred sales charges                      --               --               --               12               --
    Other contract charges                                 --               --               --              288               --
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                              5               22                3            1,414                1
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                               (5)             (21)              (1)          (1,414)              (1)

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                    29               87               11               85                4
Capital gains distributions                                --               --               --              338               --
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                        29               87               11              423                4
Net unrealized appreciation
    (depreciation) of investments                          (6)             170               46           11,516               15
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $        18      $       236      $        56      $    10,525      $        18
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                     ING GET         ING GET          ING GET          ING GET         ING GET
                                                    U.S. Core       U.S. Core        U.S. Core        U.S. Core       U.S. Core
                                                   Portfolio -     Portfolio -      Portfolio -      Portfolio -     Portfolio -
                                                    Series 1         Series 2        Series 3         Series 4        Series 5
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $     1,302      $       130      $         2      $        --      $        --
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                 1,302              130                2               --               --
Expenses:
    Mortality and expense risk and
        other charges                                   4,159            2,879            2,726            1,014              353
    Annual administrative charges                          52               34               52               19                8
    Minimum death benefit guarantee
        charges                                            --               --               --               --               --
    Contingent deferred sales charges                     117               93               58               19                8
    Other contract charges                                  2                2               --                1               --
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                          4,330            3,008            2,836            1,053              369
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                           (3,028)          (2,878)          (2,834)          (1,053)            (369)

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                 2,429            1,606             (277)             370              475
Capital gains distributions                               206                1               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                     2,635            1,607             (277)             370              475
Net unrealized appreciation
    (depreciation) of investments                       2,488            3,468            1,616            3,706            2,250
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $     2,095      $     2,197      $    (1,495)     $     3,023      $     2,356
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                     ING GET         ING GET
                                                    U.S. Core       U.S. Core         ING VP
                                                   Portfolio -     Portfolio -       Worldwide          ING VP          ING VP
                                                    Series 6         Series 7         Growth           Balanced         Growth
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $        --      $        --      $       411      $        45      $        --
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                    --               --              411               45               --
Expenses:
    Mortality and expense risk and
        other charges                                      88               --              925               20                3
    Annual administrative charges                           6               --               20               --               --
    Minimum death benefit guarantee
        charges                                            --               --               --               --               --
    Contingent deferred sales charges                       1               --               21               --               --
    Other contract charges                                 --               --              203               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                             95               --            1,169               20                3
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                              (95)              --             (758)              25               (3)

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                     2               --               26               41                3
Capital gains distributions                                --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                         2               --               26               41                3
Net unrealized appreciation
    (depreciation) of investments                         553               --            4,200              154               19
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $       460      $        --      $     3,468      $       220      $        19
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                     ING VP           ING VP          ING VP           ING VP          ING VP
                                                   Index Plus       Index Plus      Index Plus      Intermediate    International
                                                    LargeCap          MidCap         SmallCap           Bond           Equity
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $       954      $       148      $        34      $    12,183      $         2
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                   954              148               34           12,183                2
Expenses:
    Mortality and expense risk and
        other charges                                   1,503              648              551            2,473                2
    Annual administrative charges                          26               13               12               55               --
    Minimum death benefit guarantee
        charges                                            --               --               --               --               --
    Contingent deferred sales charges                      21               12               10               85               --
    Other contract charges                                326               41               42              472               --
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                          1,876              714              615            3,085                2
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                             (922)            (566)            (581)           9,098               --

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                 1,034              480            1,704             (705)              27
Capital gains distributions                                --               --              178            5,928               --
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                     1,034              480            1,882            5,223               27
Net unrealized appreciation
    (depreciation) of investments                       8,335            7,708            6,657          (10,965)               7
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $     8,447      $     7,622      $     7,958      $     3,356      $        34
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                     ING VP           ING VP                           ING VP          ING VP
                                                      Small           Value           ING VP          Financial      Growth and
                                                     Company       Opportunity      Convertible       Services         Income
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $         3      $        22      $       155      $        42      $        37
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                     3               22              155               42               37
Expenses:
    Mortality and expense risk and
        other charges                                      10               45               97               94               15
    Annual administrative charges                          --                1                1                3               --
    Minimum death benefit guarantee
        charges                                            --               --               --               --               --
    Contingent deferred sales charges                      --                1                3                3               --
    Other contract charges                                 --               --                2               18               --
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                             10               47              103              118               15
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                               (7)             (25)              52              (76)              22

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                    59              (28)             144              115               45
Capital gains distributions                                --               --              227              135               --
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                        59              (28)             371              250               45
Net unrealized appreciation
    (depreciation) of investments                          81              300               23            1,011               43
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $       133      $       247      $       446      $     1,185      $       110
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                     ING VP           ING VP          ING VP                            ING VP
                                                     Growth       International      LargeCap           ING VP          MidCap
                                                  Opportunities       Value           Growth           MagnaCap      Opportunities
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $        --      $         8      $        60      $       401      $        --
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                    --                8               60              401               --
Expenses:
    Mortality and expense risk and
        other charges                                     147                7               26              474              358
    Annual administrative charges                          (3)              --                1               10               14
    Minimum death benefit guarantee
        charges                                            --               --               --               --               --
    Contingent deferred sales charges                       3               --               --               10                6
    Other contract charges                                 29               --               --               80               85
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                            176                7               27              574              463
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                             (176)               1               33             (173)            (463)

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                 3,956               79               77              (52)            (155)
Capital gains distributions                                --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                     3,956               79               77              (52)            (155)
Net unrealized appreciation
    (depreciation) of investments                      (2,788)              75               88            2,072            2,117
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $       992      $       155      $       198      $     1,847      $     1,499
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                                                                      AIM V.I.
                                                     ING VP          AIM V.I.        AIM V.I.           Dent          AIM V.I.
                                                    SmallCap         Capital           Core          Demographic      Financial
                                                  Opportunities    Appreciation       Equity           Trends         Services
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $        --      $        --      $         1      $        --      $       393
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                    --               --                1               --              393
Expenses:
    Mortality and expense risk and
        other charges                                   1,571                1                1            1,106            1,041
    Annual administrative charges                          33               --               --               25               21
    Minimum death benefit guarantee
        charges                                            --               --               --               --               --
    Contingent deferred sales charges                      28               --               --               29               21
    Other contract charges                                408               --               --              260              236
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                          2,040                1                1            1,420            1,319
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                           (2,040)              (1)              --           (1,420)            (926)

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                (2,947)               1                7            4,717            5,682
Capital gains distributions                                --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                    (2,947)               1                7            4,717            5,682
Net unrealized appreciation
    (depreciation) of investments                      12,096                2                5             (439)          (2,185)
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $     7,109      $         2      $        12      $     2,858      $     2,571
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                                     AIM V.I.                        AIM V.I.
                                                    AIM V.I.          Health         AIM V.I.         Premier          AIM V.I.
                                                     Growth          Sciences         Leisure         Equity           Utilities
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $        --      $        --      $       165      $        --      $       827
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                    --               --              165               --              827
Expenses:
    Mortality and expense risk and
        other charges                                      56            1,732              739                2              763
    Annual administrative charges                           1               34               15               --               20
    Minimum death benefit guarantee
        charges                                            --               --               --               --               --
    Contingent deferred sales charges                       1               39               12               --               16
    Other contract charges                                  1              396              201               --              155
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                             59            2,201              967                2              954
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                              (59)          (2,201)            (802)              (2)            (127)

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                    96            7,211            1,182                8            3,034
Capital gains distributions                                --               --               45               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                        96            7,211            1,227                8            3,034
Net unrealized appreciation
    (depreciation) of investments                         171           (1,366)           4,862               (2)           7,772
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $       208      $     3,644      $     5,287      $         4      $    10,679
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                    Alliance-       Alliance-                        Fidelity(R)
                                                    Bernstein       Bernstein        Alliance-           VIP          Fidelity(R)
                                                   Growth and        Premier         Bernstein         Equity-           VIP
                                                     Income           Growth           Value           Income           Growth
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $       107      $        --      $        66      $     2,280      $       273
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                   107               --               66            2,280              273
Expenses:
    Mortality and expense risk and
        other charges                                     237               65              127            3,206            3,699
    Annual administrative charges                           4                1                2               60               73
    Minimum death benefit guarantee
        charges                                            --               --               --               --               --
    Contingent deferred sales charges                      11                3                5               57               67
    Other contract charges                                  2                1                2              708              964
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                            254               70              136            4,031            4,803
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                             (147)             (70)             (70)          (1,751)          (4,530)

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                    37              110              188            4,256            7,717
Capital gains distributions                                --               --               --              594               --
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                        37              110              188            4,850            7,717
Net unrealized appreciation
    (depreciation) of investments                       1,425              284              850           15,452           (1,874)
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $     1,315      $       324      $       968      $    18,551      $     1,313
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                                                      Franklin       ING Goldman
                                                   Fidelity(R)      Fidelity(R)      Small Cap         Sachs(R)
                                                       VIP             VIP             Value           Capital         Greenwich
                                                  Contrafund(R)      Overseas        Securities        Growth         Appreciation
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
     Dividends                                    $        51      $         5      $         1      $        --      $         7
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                    51                5                1               --                7
Expenses:
     Mortality and expense risk and
         other charges                                    471                3                5               --                9
     Annual administrative charges                          8               --               --               --               --
     Minimum death benefit guarantee
         charges                                           --               --               --               --               --
     Contingent deferred sales charges                     17               --               --               --               --
     Other contract charges                                 6               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                            502                3                5               --                9
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                             (451)               2               (4)              --               (2)

Realized and unrealized gain (loss)
     on investments
Net realized gain (loss) on investments                   143               27               16               --               10
Capital gains distributions                                --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
     and capital gains distributions                      143               27               16               --               10
Net unrealized appreciation
     (depreciation) of investments                      5,097               --              128                1               36
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
     resulting from operations                    $     4,789      $        29      $       140      $         1      $        44
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                                   Janus Aspen                      Janus Aspen
                                                   Janus Aspen        Series        Janus Aspen       Series          Colonial
                                                     Series          Flexible         Series         Worldwide        Small Cap
                                                    Balanced          Income          Growth          Growth            Value
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $        94      $       109      $        --      $        62      $       707
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                    94              109               --               62              707
Expenses:
    Mortality and expense risk and
        other charges                                      35               16                8               91            2,272
    Annual administrative charges                          --               --               --                2               57
    Minimum death benefit guarantee
        charges                                            --               --               --               --               --
    Contingent deferred sales charges                      --               --               --                2               50
    Other contract charges                                 --               --               --                1              616
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                             35               16                8               96            2,995
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                               59               93               (8)             (34)          (2,288)

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                   115                3               51              222              777
Capital gains distributions                                --               14               --               --            5,724
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                       115               17               51              222            6,501
Net unrealized appreciation
    (depreciation) of investments                         127              (58)             (33)             (25)          25,388
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $       301      $        52      $        10      $       163      $    29,601
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                                                                       Liberty
                                                     Liberty                          Liberty           Small         Oppenheimer
                                                      Asset          Liberty          Federal          Company          Global
                                                   Allocation         Equity        Securities         Growth         Securities
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $        14      $         4      $         5      $        --      $        45
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                    14                4                5               --               45
Expenses:
    Mortality and expense risk and
        other charges                                       9               10                1                1               47
    Annual administrative charges                          --               --               --               --               --
    Minimum death benefit guarantee
        charges                                            --               --               --               --               --
    Contingent deferred sales charges                       2                1                1                1                1
    Other contract charges                                 --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                             11               11                2                2               48
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                                3               (7)               3               (2)              (3)

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                    10              (46)              --               13              244
Capital gains distributions                                --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                        10              (46)              --               13              244
Net unrealized appreciation
    (depreciation) of investments                          32               86               (2)              (7)             844
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $        45      $        33      $         1      $         4      $     1,085
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                                                       PIMCO
                                                   Oppenheimer        PIMCO         StocksPLUS          Pioneer
                                                    Strategic          High         Growth and          Equity-         Pioneer
                                                      Bond            Yield           Income          Income VCT       Fund VCT
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $        48      $    13,168      $     2,915      $        26      $       702
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                    48           13,168            2,915               26              702
Expenses:
    Mortality and expense risk and
        other charges                                      11            3,345            2,882               10            1,256
    Annual administrative charges                          --              (40)              72               --               20
    Minimum death benefit guarantee
        charges                                            --               --               --               --               --
    Contingent deferred sales charges                       2               85               82               --               25
    Other contract charges                                 --              451              228               --              288
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                             13            3,841            3,264               10            1,589
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                               35            9,327             (349)              16             (887)

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                    15           33,855              693               32            2,645
Capital gains distributions                                --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                        15           33,855              693               32            2,645
Net unrealized appreciation
    (depreciation) of investments                          42          (46,475)          13,866              129            4,835
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $        92      $    (3,293)     $    14,210      $       177      $     6,593
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                     Pioneer         Pioneer                                          ProFund VP
                                                     Mid-Cap          Small           ProFund           ProFund      Rising Rates
                                                    Value VCT      Company VCT        VP Bull        VP Europe 30     Opportunity
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $       979      $        --      $        --      $        43      $        --
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                   979               --               --               43               --
Expenses:
    Mortality and expense risk and
        other charges                                   5,876              117            1,472              582              714
    Annual administrative charges                         125                2               38                9               13
    Minimum death benefit guarantee
        charges                                            --               --               --               --               --
    Contingent deferred sales charges                      96                3               71               28               18
    Other contract charges                              1,443                1              235               77              115
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                          7,540              123            1,816              696              860
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                           (6,561)            (123)          (1,816)            (653)            (860)

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                 2,754               72            3,873            2,686           (3,764)
Capital gains distributions                             3,429               --            1,374              289               --
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                     6,183               72            5,247            2,975           (3,764)
Net unrealized appreciation
    (depreciation) of investments                      67,636              851            1,952              679           (4,848)
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $    67,258      $       800      $     5,383      $     3,001      $    (9,472)
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                                                        SP
                                                                                   William Blair     Putnam VT         Putnam VT
                                                   ProFund VP                      International     Discovery        Growth and
                                                    Small Cap        Jennison         Growth          Growth            Income
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $        --      $        27      $        --      $        --      $        53
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                    --               27               --               --               53
Expenses:
    Mortality and expense risk and
        other charges                                   1,937            1,044            1,528               48               51
    Annual administrative charges                          42               21               31                1                1
    Minimum death benefit guarantee
        charges                                            --               --               --               --               --
    Contingent deferred sales charges                      86               16               25                1                1
    Other contract charges                                348              192              382               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                          2,413            1,273            1,966               50               53
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                           (2,413)          (1,246)          (1,966)             (50)              --

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                 4,646            1,383            7,239              (29)              54
Capital gains distributions                             3,374               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                     8,020            1,383            7,239              (29)              54
Net unrealized appreciation
    (depreciation) of investments                       7,782            4,180            6,690              229              237
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $    13,389      $     4,317      $    11,963      $       150      $       291
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                    Putnam VT                      Smith Barney
                                                  International                    International     Smith Barney    Smith Barney
                                                   Growth and      Smith Barney       All Cap            Large           Money
                                                     Income        High Income        Growth          Cap Value         Market
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $        50      $        21      $         2      $         8      $        --
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                    50               21                2                8               --
Expenses:
    Mortality and expense risk and
        other charges                                      59                4                3                6                1
    Annual administrative charges                           1               --               --               --               --
    Minimum death benefit guarantee
        charges                                            --               --               --               --               --
    Contingent deferred sales charges                       1               --               --               --                4
    Other contract charges                                 --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                             61                4                3                6                5
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                              (11)              17               (1)               2               (5)

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                   462              (42)             (15)              (7)              --
Capital gains distributions                                --               --               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                       462              (42)             (15)              (7)              --
Net unrealized appreciation
    (depreciation) of investments                         194               48               47               42               --
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $       645      $        23      $        31      $        37      $        (5)
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                                                                                      Wells Fargo
                                                                   Wells Fargo      Wells Fargo      Wells Fargo       VT Large
                                                    UBS U.S.         VT Asset        VT Equity        VT Equity         Company
                                                   Allocation       Allocation        Income            Value           Growth
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)
Income:
    Dividends                                     $        39      $        24      $         8      $         2      $        --
                                                  -----------      -----------      -----------      -----------      -----------
Total investment income                                    39               24                8                2               --
Expenses:
    Mortality and expense risk and
        other charges                                      82               14                7                2               20
    Annual administrative charges                           1               --               --               --               --
    Minimum death benefit guarantee
        charges                                            --               --               --               --               --
    Contingent deferred sales charges                       2               --               --               --               --
    Other contract charges                                  2                4                2                1                5
                                                  -----------      -----------      -----------      -----------      -----------
Total expenses                                             87               18                9                3               25
                                                  -----------      -----------      -----------      -----------      -----------
Net investment income (loss)                              (48)               6               (1)              (1)             (25)

Realized and unrealized gain (loss)
    on investments
Net realized gain (loss) on investments                    47               (6)               1                1               (2)
Capital gains distributions                                --               29               --               --               --
                                                  -----------      -----------      -----------      -----------      -----------
Net realized gain (loss) on investments
    and capital gains distributions                        47               23                1                1               (2)
Net unrealized appreciation
    (depreciation) of investments                         461               93               54               12              106
                                                  -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations                     $       460      $       122      $        54      $        12      $        79
                                                  ===========      ===========      ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                            Statements of Operations
                                December 31, 2004
                             (Dollars in thousands)

                                                 Wells Fargo      Wells Fargo    Wells Fargo
                                                  VT Money       VT Small Cap     VT Total
                                                   Market          Growth        Return Bond
                                                 -----------     -----------     -----------
Net investment income (loss)
Income:
     Dividends                                   $         2     $        --     $         6
                                                 -----------     -----------     -----------
Total investment income                                    2              --               6
Expenses:
     Mortality and expense risk and
         other charges                                     4               3               2
     Annual administrative charges                        --              --              --
     Minimum death benefit guarantee
         charges                                          --              --              --
     Contingent deferred sales charges                    --              --              --
     Other contract charges                               --               1               1
                                                 -----------     -----------     -----------
Total expenses                                             4               4               3
                                                 -----------     -----------     -----------
Net investment income (loss)                              (2)             (4)              3

Realized and unrealized gain (loss)
     on investments
Net realized gain (loss) on investments                   --               1              (1)
Capital gains distributions                               --              --               9
                                                 -----------     -----------     -----------
Net realized gain (loss) on investments
     and capital gains distributions                      --               1               8
Net unrealized appreciation
     (depreciation) of investments                        --              55              (5)
                                                 -----------     -----------     -----------
Net increase (decrease) in net assets
     resulting from operations                   $        (2)    $        52     $         6
                                                 ===========     ===========     ===========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                        ING GET         ING GET         ING GET         ING GET
                                                                         Fund-           Fund-           Fund-           Fund-
                                                                        Series N        Series P        Series Q        Series R
                                                                       ---------        ---------      ---------        ---------
Net assets at January 1, 2003                                          $  28,661       $ 143,846       $ 169,029        $ 170,526

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                             127            (995)         (3,371)          (3,412)
    Net realized gain (loss) on investments                                   87             949           1,500            1,886
    Net unrealized appreciation (depreciation) of
         investments and capital gains distributions                         336             857           6,401            7,326
                                                                       ---------       ---------       ---------        ---------
Net increase (decrease) in net assets from operations                        550             811           4,530            5,800
Changes from contract transactions:
    Purchase payments                                                        (25)           (112)           (123)             (88)
    Contract distributions and terminations                               (1,353)         (6,238)         (6,340)          (5,347)
    Transfer payments from (to) other Divisions
         (including the fixed accounts), net                              (4,476)        (28,206)        (36,001)         (36,136)
                                                                       ---------       ---------       ---------        ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                (5,854)        (34,556)        (42,464)         (41,571)
                                                                       ---------       ---------       ---------        ---------
Total increase (decrease)                                                 (5,304)        (33,745)        (37,934)         (35,771)
                                                                       ---------       ---------       ---------        ---------
Net assets at December 31, 2003                                           23,357         110,101         131,095          134,755

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                             261           1,370           1,617            1,157
    Net realized gain (loss) on investments                                   66             510           1,136            1,440
    Capital gains distributions                                               --              --              --               --
    Net unrealized appreciation (depreciation) of
         investments and capital gains distributions                        (428)         (2,585)         (3,137)          (2,109)
                                                                       ---------       ---------       ---------        ---------
Net increase (decrease) in net assets from operations                       (101)           (705)           (384)             488
Changes from contract transactions:
    Purchase payments                                                        (17)            (88)            (62)             (67)
    Contract distributions and terminations                               (1,475)         (4,717)         (5,243)          (5,377)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                               (4,085)        (19,608)        (18,271)         (16,409)
                                                                       ---------       ---------       ---------        ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                (5,577)        (24,413)        (23,576)         (21,853)
                                                                       ---------        ---------       ---------        ---------
Total increase (decrease)                                                 (5,678)        (25,118)        (23,960)         (21,365)
                                                                       ---------       ---------       ---------        ---------
Net assets at December 31, 2004                                        $  17,679       $  84,983       $ 107,135        $ 113,390
                                                                       =========       =========       =========        =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                        ING GET        ING GET         ING GET          ING GET
                                                                         Fund-          Fund-           Fund-            Fund-
                                                                        Series S        Series T       Series U        Series V
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $ 219,270       $ 237,948       $   1,048       $      --

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          (4,169)         (4,260)         (3,757)         (4,565)
    Net realized gain (loss) on investments                                2,646           3,572           5,263          (1,614)
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                   8,506           7,977          11,523          (4,705)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                      6,983           7,289          13,029         (10,884)
Changes from contract transactions:
    Purchase payments                                                       (100)           (258)          5,900          12,238
    Contract distributions and terminations                               (6,106)         (6,877)         (4,265)         (4,915)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                        (58,227)        (75,220)        153,214         329,545
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                               (64,433)        (82,355)        154,849         336,868
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                (57,450)        (75,066)        167,878         325,984
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                          161,820         162,882         168,926         325,984

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                             574             714            (546)         (3,240)
    Net realized gain (loss) on investments                                1,657           1,715           1,630            (526)
    Capital gains distributions                                            2,217           2,440           6,476              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                  (3,896)         (4,487)         (6,055)          4,290
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                        552             382           1,505             524
Changes from contract transactions:
    Purchase payments                                                        (78)           (102)            (70)           (171)
    Contract distributions and terminations                               (5,804)         (6,414)         (5,694)        (11,938)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                        (22,344)        (20,301)        (21,269)        (83,369)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                               (28,226)        (26,817)        (27,033)        (95,478)
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                (27,674)        (26,435)        (25,528)        (94,954)
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $ 134,146       $ 136,447       $ 143,398       $ 231,030
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                        ING AIM         ING AIM       ING Alliance    ING Alliance
                                                                        Mid-Cap         Mid-Cap          Mid-Cap         Mid-Cap
                                                                        Growth          Growth           Growth          Growth
                                                                       (Service        (Advisor         (Service        (Advisor
                                                                        Class)          Class)           Class)          Class)
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $ 139,852       $      78       $ 246,769       $     148

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          (3,246)            (26)         (6,283)            (35)
    Net realized gain (loss) on investments                               12,008              11          29,527              57
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                  50,126             425         140,666             720
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                     58,888             410         163,910             742
Changes from contract transactions:
    Purchase payments                                                     28,579           2,392          41,672           3,213
    Contract distributions and terminations                               (8,002)            (12)        (18,672)            (13)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                          2,416             326          29,145             534
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                22,993           2,706          52,145           3,734
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                 81,881           3,116         216,055           4,476
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                          221,733           3,194         462,824           4,624

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          (4,332)           (107)         (9,146)           (195)
    Net realized gain (loss) on investments                               11,600             139          48,319             335
    Capital gains distributions                                               --              --              --              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                   3,148             334          33,101           1,460
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                     10,416             366          72,274           1,600
Changes from contract transactions:
    Purchase payments                                                     27,530           2,898          53,352           6,371
    Contract distributions and terminations                              (11,087)           (105)        (26,361)           (100)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                        (21,905)            182         (45,075)            345
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                (5,462)          2,975         (18,084)          6,616
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                  4,954           3,341          54,190           8,216
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $ 226,687       $   6,535       $ 517,014       $  12,840
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                                                                       ING Capital
                                                                          ING        ING American                        Guardian
                                                                       American          Funds       ING American       Large Cap
                                                                         Funds          Growth-          Funds            Value
                                                                        Growth          Income       International   (Service Class)
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $      --       $      --       $      --       $ 295,688

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                            (376)           (277)           (110)         (7,818)
    Net realized gain (loss) on investments                                   --              --               3          (4,588)
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                   6,250           5,537           2,718         131,558
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                      5,874           5,260           2,611         119,152
Changes from contract transactions:
    Purchase payments                                                     65,269          49,855          24,658         117,569
    Contract distributions and terminations                                 (658)           (467)            (90)        (17,769)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                         61,835          45,311          18,161          46,648
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                               126,446          94,699          42,729         146,448
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                132,320          99,959          45,340         265,600
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                          132,320          99,959          45,340         561,288

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                         (10,408)         (7,248)         (3,182)        (11,551)
    Net realized gain (loss) on investments                                  788             464           1,024           1,609
    Capital gains distributions                                                3               2               6              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                  71,574          44,785          35,050          50,165
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                     61,957          38,003          32,898          40,223
Changes from contract transactions:
    Purchase payments                                                    507,247         381,171         148,241          88,595
    Contract distributions and terminations                              (13,028)        (11,384)         (4,716)        (24,767)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                        165,567         153,401          95,101         (16,674)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                               659,786         523,188         238,626          47,154
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                721,743         561,191         271,524          87,377
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $ 854,063       $ 661,150       $ 316,864       $ 648,665
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                     ING Capital     ING Capital       ING Capital
                                                                      Guardian         Guardian         Guardian       ING Capital
                                                                      Large Cap        Managed           Managed        Guardian
                                                                        Value           Global           Global         Small Cap
                                                                   (Advisor Class) (Service Class)   (Advisor Class) (Service Class)
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $     333       $ 223,084       $      50       $ 341,146

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                             (72)         (4,985)            (15)         (7,074)
    Net realized gain (loss) on investments                                  (30)         (2,433)             17         (13,248)
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                   1,177          89,795             267         154,436
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                      1,075          82,377             269         134,114
Changes from contract transactions:
    Purchase payments                                                      5,282          53,400           1,684          66,650
    Contract distributions and terminations                                 (465)        (12,470)            (40)        (18,324)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                            580           5,996             121          13,700
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                 5,397          46,926           1,765          62,026
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                  6,472         129,303           2,034         196,140
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                            6,805         352,387           2,084         537,286

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                            (168)         (5,140)            (50)         (9,087)
    Net realized gain (loss) on investments                                  229           6,718              74          18,245
    Capital gains distributions                                               --              --              --              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                     562          29,309             328          15,248
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                        623          30,887             352          24,406
Changes from contract transactions:
    Purchase payments                                                      2,787          40,976           1,959          66,054
    Contract distributions and terminations                                 (308)        (15,621)            (29)        (23,873)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                            134         (25,536)            401         (65,852)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                 2,613            (181)          2,331         (23,671)
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                  3,236          30,706           2,683             735
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $  10,041       $ 383,093       $   4,767       $ 538,021
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                      ING Capital          ING             ING          ING Eagle
                                                                       Guardian        Developing      Developing     Asset Capital
                                                                       Small Cap          World           World       Appreciation
                                                                       (Advisor         (Service        (Advisor        (Service
                                                                        Class)           Class)          Class)          Class)
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $     321       $  60,000       $      79       $ 173,239

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                             (32)         (1,145)            (13)         (2,902)
    Net realized gain (loss) on investments                                    2            (728)              4          (9,173)
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                     573          29,880             347          50,235
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                        543          28,007             338          38,160
Changes from contract transactions:
    Purchase payments                                                      2,853          14,583           1,305          20,666
    Contract distributions and terminations                                   (7)         (3,396)             --          (9,738)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                            438          10,064             234         (10,178)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                 3,284          21,251           1,539             750
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                  3,827          49,258           1,877          38,910
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                            4,148         109,258           1,956         212,149

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                            (114)         (1,862)            (67)         (2,000)
    Net realized gain (loss) on investments                                  115          14,124             104               9
    Capital gains distributions                                               --              --              --              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                     467           5,151             905          27,689
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                        468          17,413             942          25,698
Changes from contract transactions:
    Purchase payments                                                      2,941          24,597           3,901          12,286
    Contract distributions and terminations                                 (178)         (6,005)            (46)        (11,446)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                            560           6,443             464         (15,440)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                 3,323          25,035           4,319         (14,600)
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                  3,791          42,448           5,261          11,098
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $   7,939       $ 151,706       $   7,217       $ 223,247
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                       ING Eagle          ING              ING
                                                                     Asset Capital     Evergreen        Evergreen          ING
                                                                     Appreciation       Health           Health         Evergreen
                                                                       (Advisor        Sciences         Sciences          Omega
                                                                        Class)      (Advisor Class)  (Service Class) (Advisor Class)
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $     107       $      --       $      --       $      --

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                             (11)             --              --              --
    Net realized gain (loss) on investments                                   --              --              --              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                     159              --              --              --
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                        148              --              --              --
Changes from contract transactions:
    Purchase payments                                                        728              --              --              --
    Contract distributions and terminations                                   (6)             --              --              --
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                             45              --              --              --
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                   767              --              --              --
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                    915              --              --              --
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                            1,022              --              --              --

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                             (16)            (20)           (284)             --
    Net realized gain (loss) on investments                                   57              (5)           (766)             --
    Capital gains distributions                                               --              --              --              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                     159             165           1,675              18
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                        200             140             625              18
Changes from contract transactions:
    Purchase payments                                                        623           2,122          13,782             278
    Contract distributions and terminations                                  (11)             (3)           (582)             --
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                             71             472          15,546              21
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                   683           2,591          28,746             299
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                    883           2,731          29,371             317
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $   1,905       $   2,731       $  29,371       $     317
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                                        ING FMR         ING FMR             ING
                                                                          ING         Diversified     Diversified      Goldman Sachs
                                                                       Evergreen        Mid-Cap         Mid-Cap         Tollkeeper
                                                                         Omega         (Service         (Advisor         (Service
                                                                    (Service Class)     Class)           Class)           Class)
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $      --       $  91,159       $     220       $  12,802

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                              --          (2,492)            (40)           (625)
    Net realized gain (loss) on investments                                   --            (876)              4           1,039
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                      --          37,624             619           8,672
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                         --          34,256             583           9,086
Changes from contract transactions:
    Purchase payments                                                         --          38,594           2,739          20,789
    Contract distributions and terminations                                   --          (4,100)            (32)         (1,153)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                             --           4,296             244          12,098
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                    --          38,790           2,951          31,734
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                     --          73,046           3,534          40,820
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                               --         164,205           3,754          53,622

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                              (4)         (3,750)           (126)         (1,304)
    Net realized gain (loss) on investments                                  (11)          1,305              73           3,351
    Capital gains distributions                                               --              --              --              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                     152          42,022           1,442           3,214
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                        137          39,577           1,389           5,261
Changes from contract transactions:
    Purchase payments                                                      1,669          31,659           3,844          15,705
    Contract distributions and terminations                                  (11)         (7,375)           (149)         (1,645)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                          1,242          24,299             906          (4,692)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                 2,900          48,583           4,601           9,368
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                  3,037          88,160           5,990          14,629
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $   3,037       $ 252,365       $   9,744       $  68,251
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                          ING
                                                                     Goldman Sachs      ING Hard        ING Hard           ING
                                                                      Tollkeeper         Assets          Assets       International
                                                                       (Advisor         (Service        (Advisor        (Service
                                                                        Class)           Class)          Class)          Class)
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $      53       $  67,753       $      97       $ 120,477

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                             (19)         (1,197)            (15)         (2,107)
    Net realized gain (loss) on investments                                   43           2,794              22          16,547
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                     257          37,546             641          19,653
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                        281          39,143             648          34,093
Changes from contract transactions:
    Purchase payments                                                      2,167          17,646           1,982          19,354
    Contract distributions and terminations                                  (63)         (5,336)             (3)         (5,614)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                            157          20,810             313          (6,228)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                 2,261          33,120           2,292           7,512
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                  2,542          72,263           2,940          41,605
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                            2,595         140,016           3,037         162,082

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                             (78)         (1,717)            (56)         (1,622)
    Net realized gain (loss) on investments                                  121          14,263              78          11,866
    Capital gains distributions                                               --              --              --              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                     311          (5,715)            542          11,741
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                        354           6,831             564          21,985
Changes from contract transactions:
    Purchase payments                                                      1,932          34,124           5,748          17,762
    Contract distributions and terminations                                  (24)         (7,991)           (108)         (7,116)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                           (520)         14,965             948         (17,073)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                 1,388          41,098           6,588          (6,427)
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                  1,742          47,929           7,152          15,558
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $   4,337       $ 187,945       $  10,189       $ 177,640
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                                       ING Janus        ING Janus     ING Jennison
                                                                          ING           Special          Special         Equity
                                                                     International      Equity           Equity       Opportunities
                                                                       (Advisor        (Service         (Advisor        (Service
                                                                        Class)          Class)           Class)          Class)
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $     254       $  21,794       $      56       $ 280,954

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                             (40)           (680)             (6)         (5,027)
    Net realized gain (loss) on investments                                    5            (642)              4         (51,233)
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                     813          14,396             122         130,334
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                        778          13,074             120          74,074
Changes from contract transactions:
    Purchase payments                                                      3,679          11,922             451          13,680
    Contract distributions and terminations                                   (8)         (1,281)             (6)        (16,077)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                            277           8,402             180         (19,251)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                 3,948          19,043             625         (21,648)
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                  4,726          32,117             745          52,426
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                            4,980          53,911             801         333,380

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                             (74)         (1,211)            (36)         (4,837)
    Net realized gain (loss) on investments                                   68           1,711              58          (6,568)
    Capital gains distributions                                               --              --              --              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                   1,021           7,344             237          41,710
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                      1,015           7,844             259          30,305
Changes from contract transactions:
    Purchase payments                                                      2,735           9,075           1,126          11,075
    Contract distributions and terminations                                  (52)         (2,104)             (3)        (18,058)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                            359          (3,048)             (6)        (41,772)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                 3,042           3,923           1,117         (48,755)
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                  4,057          11,767           1,376         (18,450)
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $   9,037       $  65,678       $   2,177       $ 314,930
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                      ING Jennison     ING JPMorgan    ING JPMorgan        ING
                                                                         Equity            Small           Small       Julius Baer
                                                                      Opportunities     Cap Equity      Cap Equity       Foreign
                                                                        (Advisor         (Service        (Advisor        (Service
                                                                         Class)           Class)          Class)          Class)
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $      34       $   9,490       $     511       $   4,990

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                             (14)           (614)            (96)           (104)
    Net realized gain (loss) on investments                                   10             (64)              1           2,277
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                     258          10,493           1,641           2,852
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                        254           9,815           1,546           5,025
Changes from contract transactions:
    Purchase payments                                                      1,124          30,395           7,957          12,400
    Contract distributions and terminations                                  (11)           (550)            (43)           (325)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                            238          16,334           1,117          12,554
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                 1,351          46,179           9,031          24,629
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                  1,605          55,994          10,577          29,654
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                            1,639          65,484          11,088          34,644

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                             (43)         (2,170)           (459)         (2,255)
    Net realized gain (loss) on investments                                   45           4,833             142           2,003
    Capital gains distributions                                               --             156              33           1,002
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                     274          19,884           5,221          21,788
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                        276          22,703           4,937          22,538
Changes from contract transactions:
    Purchase payments                                                      1,364          40,141          14,954         107,491
    Contract distributions and terminations                                  (50)         (2,906)           (241)         (3,047)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                             63          33,205           1,872          23,966
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                 1,377          70,440          16,585         128,410
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                  1,653          93,143          21,522         150,948
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $   3,292       $ 158,627       $  32,610       $ 185,592
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                          ING
                                                                      Julius Baer                       ING Legg           ING
                                                                        Foreign         ING Legg       Mason Value      LifeStyle
                                                                       (Advisor        Mason Value      (Advisor       Aggressive
                                                                        Class)       (Service Class)     Class)          Growth
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $     165       $ 130,345       $     587       $      --

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                              (9)         (3,592)            (89)             --
    Net realized gain (loss) on investments                                   90          (1,267)             18              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                     315          38,839             929              --
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                        396          33,980             858              --
Changes from contract transactions:
    Purchase payments                                                      1,870          57,855           4,981              --
    Contract distributions and terminations                                   (4)         (6,459)            (50)             --
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                            123           9,001             819              --
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                 1,989          60,397           5,750              --
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                  2,385          94,377           6,608              --
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                            2,550         224,722           7,195              --

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                            (187)         (4,567)           (176)         (1,332)
    Net realized gain (loss) on investments                                   60          (1,706)            268              75
    Capital gains distributions                                               92              --              --              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                   2,071          35,252           1,283          21,184
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                      2,036          28,979           1,375          19,927
Changes from contract transactions:
    Purchase payments                                                     10,376          52,170           5,508         152,013
    Contract distributions and terminations                                  (81)         (8,049)            (55)           (683)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                          2,635          (9,496)           (108)         43,309
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                12,930          34,625           5,345         194,639
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                 14,966          63,604           6,720         214,566
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $  17,516       $ 288,326       $  13,915       $ 214,566
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                                           ING                            ING
                                                                          ING           LifeStyle          ING          Limited
                                                                       LifeStyle        Moderate        LifeStyle      Maturity
                                                                        Growth           Growth         Moderate         Bond
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $      --       $      --       $      --       $ 558,941

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                              --              --              --          (6,631)
    Net realized gain (loss) on investments                                   --              --              --          10,257
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                      --              --              --           1,985
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                         --              --              --           5,611
Changes from contract transactions:
    Purchase payments                                                         --              --              --         112,379
    Contract distributions and terminations                                   --              --              --         (37,669)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                             --              --              --        (104,308)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                    --              --              --         (29,598)
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                     --              --              --         (23,987)
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                               --              --              --         534,954

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          (2,751)         (2,701)         (1,223)         10,681
    Net realized gain (loss) on investments                                   --              72             297           7,549
    Capital gains distributions                                               --              --              --           2,950
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                  40,103          32,673          12,372         (23,234)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                     37,352          30,044          11,446          (2,054)
Changes from contract transactions:
    Purchase payments                                                    328,211         289,453         122,173          12,996
    Contract distributions and terminations                               (3,716)         (4,990)         (3,004)        (32,227)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                        113,605         139,380          81,212        (156,364)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                               438,100         423,843         200,381        (175,595)
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                475,452         453,887         211,827        (177,649)
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $ 475,452       $ 453,887       $ 211,827       $ 357,305
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                       ING Liquid      ING Liquid      ING Marsico     ING Marsico
                                                                        Assets          Assets           Growth          Growth
                                                                       (Service        (Advisor         (Service        (Advisor
                                                                        Class)          Class)           Class)          Class)
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                         $1,023,179       $   1,800       $ 560,041       $      92

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                         (35,629)            (93)        (12,294)            (78)
    Net realized gain (loss) on investments                                   --              --         (10,462)             15
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                      --              --         190,448             972
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                    (35,629)            (93)        167,692             909
Changes from contract transactions:
    Purchase payments                                                    415,072           9,725          80,708           6,065
    Contract distributions and terminations                             (582,769)           (491)        (32,653)            (46)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                        (74,179)         (6,104)          2,912           1,304
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                              (241,876)          3,130          50,967           7,323
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                               (277,505)          3,037         218,659           8,232
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                          745,674           4,837         778,700           8,324

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                         (39,578)           (408)        (14,612)           (268)
    Net realized gain (loss) on investments                                   --              --          15,605             147
    Capital gains distributions                                               --              --              --              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                      --              --          74,252           1,450
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                    (39,578)           (408)         75,245           1,329
Changes from contract transactions:
    Purchase payments                                                    418,037          28,378          72,134           5,062
    Contract distributions and terminations                             (718,817)         (3,657)        (38,547)           (311)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                        212,965         (19,653)        (74,100)            691
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                               (87,815)          5,068         (40,513)          5,442
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                               (127,393)          4,660          34,732           6,771
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $ 618,281       $   9,497       $ 813,432       $  15,095
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                                                      ING Mercury     ING Mercury
                                                                      ING Mercury     ING Mercury      Large Cap       Large Cap
                                                                      Focus Value     Focus Value       Growth          Growth
                                                                       (Service        (Advisor        (Service        (Advisor
                                                                        Class)          Class)          Class)          Class)
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $   5,931       $      48       $   2,742       $     108

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                            (238)             (6)           (162)             (9)
    Net realized gain (loss) on investments                                  292              10               3               4
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                   3,584              98           2,071             126
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                      3,638             102           1,912             121
Changes from contract transactions:
    Purchase payments                                                     10,747             573           6,401             516
    Contract distributions and terminations                                 (273)             --            (198)             (4)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                          6,141              82           2,773             115
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                16,615             655           8,976             627
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                 20,253             757          10,888             748
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                           26,184             805          13,630             856

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                            (673)            (33)           (344)            (34)
    Net realized gain (loss) on investments                                1,905              37           1,149              28
    Capital gains distributions                                            1,722             101           1,433             161
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                     (99)             68            (842)              4
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                      2,855             173           1,396             159
Changes from contract transactions:
    Purchase payments                                                     10,949           1,141           4,215             825
    Contract distributions and terminations                               (1,179)            (22)           (366)            (25)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                          2,104             322             (14)            350
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                11,874           1,441           3,835           1,150
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                 14,729           1,614           5,231           1,309
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $  40,913       $   2,419       $  18,861       $   2,165
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                      ING MFS(R)      ING MFS(R)
                                                                        Mid-Cap         Mid-Cap        ING MFS(R)      ING MFS(R)
                                                                        Growth          Growth         Total Return    Total Return
                                                                       (Service        (Advisor         (Service        (Advisor
                                                                        Class)          Class)           Class)          Class)
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $ 435,581       $     549      $  853,266       $     955

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                         (10,199)            (90)        (12,834)           (108)
    Net realized gain (loss) on investments                              (77,150)             18          (1,736)              2
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                 248,319           1,249         150,200           1,398
                                                                       ---------       ---------      ----------       ---------
Net increase (decrease) in net assets from operations                    160,970           1,177         135,630           1,292
Changes from contract transactions:
    Purchase payments                                                     70,479           6,803         180,209          11,852
    Contract distributions and terminations                              (26,211)            (14)        (53,967)            (33)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                         (6,462)          1,110          27,270           2,191
                                                                       ---------       ---------      ----------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                37,806           7,899         153,512          14,010
                                                                       ---------       ---------      ----------       ---------
Total increase (decrease)                                                198,776           9,076         289,142          15,302
                                                                       ---------       ---------      ----------       ---------
Net assets at December 31, 2003                                          634,357           9,625       1,142,408          16,257

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                         (12,327)           (305)           (423)             65
    Net realized gain (loss) on investments                               29,832             326           5,847             109
    Capital gains distributions                                               --              --              --              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                  58,083           1,638         100,058           2,269
                                                                       ---------       ---------      ----------       ---------
Net increase (decrease) in net assets from operations                     75,588           1,659         105,482           2,443
Changes from contract transactions:
    Purchase payments                                                     50,044           5,715         141,847          13,285
    Contract distributions and terminations                              (30,692)           (359)        (61,713)           (331)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                        (67,725)            453         (48,652)          3,493
                                                                       ---------       ---------      ----------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                               (48,373)          5,809          31,482          16,447
                                                                       ---------       ---------      ----------       ---------
Total increase (decrease)                                                 27,215           7,468         136,964          18,890
                                                                       ---------       ---------      ----------       ---------
Net assets at December 31, 2004                                        $ 661,572       $  17,093      $1,279,372       $  35,147
                                                                       =========       =========      ==========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                          ING             ING
                                                                      Oppenheimer     Oppenheimer      ING PIMCO      ING PIMCO
                                                                      Main Street     Main Street      Core Bond      Core Bond
                                                                       (Service        (Advisor        (Service        (Advisor
                                                                        Class)          Class)          Class)          Class)
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $ 421,035       $     326       $ 425,125       $     992

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          (7,527)            (21)         (8,064)           (168)
    Net realized gain (loss) on investments                             (121,817)             11          17,399             221
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                 219,580             250           3,595              95
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                     90,236             240          12,930             148
Changes from contract transactions:
    Purchase payments                                                     42,251           1,306         161,509          14,672
    Contract distributions and terminations                              (24,773)            (14)        (28,070)           (192)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                        (33,838)             93         (57,467)            925
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                               (16,360)          1,385          75,972          15,405
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                 73,876           1,625          88,902          15,553
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                          494,911           1,951         514,027          16,545

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          (5,161)            (27)          4,040             221
    Net realized gain (loss) on investments                              (18,834)            102           6,985              91
    Capital gains distributions                                               --              --             904              43
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                  72,757             175           2,633             164
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                     48,762             250          14,562             519
Changes from contract transactions:
    Purchase payments                                                     16,993             824          97,860          11,756
    Contract distributions and terminations                              (25,860)            (79)        (27,530)           (860)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                        (47,168)            (98)        (17,324)           (105)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                               (56,035)            647          53,006          10,791
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                 (7,273)            897          67,568          11,310
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $ 487,638       $   2,848       $ 581,595       $  27,855
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                                      ING Salomon      ING Salomon     ING Salomon
                                                                                       Brothers         Brothers        Brothers
                                                                                       All Cap          All Cap        Investors
                                                                       ING PIMCO       (Service         (Advisor        (Service
                                                                       High Yield        Class)           Class)          Class)
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $      --       $ 247,740       $     176       $  92,136

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                              --          (6,221)            (54)         (1,973)
    Net realized gain (loss) on investments                                   --          (8,074)              7          (4,397)
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                      --         113,725             903          34,032
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                         --          99,430             856          27,662
Changes from contract transactions:
    Purchase payments                                                         --          63,595           4,569          23,253
    Contract distributions and terminations                                   --         (13,162)             (9)         (4,531)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                             --          23,879             532          (2,373)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                    --          74,312           5,092          16,349
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                     --         173,742           5,948          44,011
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                               --         421,482           6,124         136,147

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          15,567          (7,972)           (195)         (2,040)
    Net realized gain (loss) on investments                                   (3)           (139)             24            (507)
    Capital gains distributions                                               --              --              --              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                  29,372          29,687             825          12,669
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                     44,936          21,576             654          10,122
Changes from contract transactions:
    Purchase payments                                                     60,150          46,631           7,041          13,583
    Contract distributions and terminations                              (20,261)        (17,446)           (111)         (5,621)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                        570,036         (45,007)          1,071          (8,909)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                               609,925         (15,822)          8,001            (947)
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                654,861           5,754           8,655           9,175
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $ 654,861       $ 427,236       $  14,779       $ 145,322
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                      ING Salomon    ING T. Rowe     ING T. Rowe     ING T. Rowe
                                                                       Brothers     Price Capital   Price Capital   Price Equity
                                                                       Investors    Appreciation     Appreciation      Income
                                                                       (Advisor       (Service         (Advisor       (Service
                                                                        Class)         Class)           Class)          Class)
                                                                       ---------      ----------       ---------       ---------
Net assets at January 1, 2003                                          $     297      $  935,079       $     894       $ 409,670

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                             (11)        (16,437)           (148)         (7,387)
    Net realized gain (loss) on investments                                    3           6,591              56          (2,996)
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                     175         247,300           2,652         117,245
                                                                       ---------      ----------       ---------       ---------
Net increase (decrease) in net assets from operations                        167         237,454           2,560         106,862
Changes from contract transactions:
    Purchase payments                                                        430         241,070          14,945         127,708
    Contract distributions and terminations                                  (22)        (58,806)           (208)        (24,248)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                            142          10,882           2,015          23,866
                                                                       ---------      ----------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                   550         193,146          16,752         127,326
                                                                       ---------      ----------       ---------       ---------
Total increase (decrease)                                                    717         430,600          19,312         234,188
                                                                       ---------      ----------       ---------       ---------
Net assets at December 31, 2003                                            1,014       1,365,679          20,206         643,858

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                             (18)        (12,856)           (277)         (7,981)
    Net realized gain (loss) on investments                                   58          11,710              83           3,016
    Capital gains distributions                                               --          12,010             355           4,474
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                      80         210,797           5,502          99,781
                                                                       ---------      ----------       ---------       ---------
Net increase (decrease) in net assets from operations                        120         221,661           5,663          99,290
Changes from contract transactions:
    Purchase payments                                                        754         316,296          25,440         192,239
    Contract distributions and terminations                                  (13)        (74,058)           (478)        (34,492)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                             45          37,226           4,596          15,295
                                                                       ---------      ----------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                   786         279,464          29,558         173,042
                                                                       ---------      ----------       ---------       ---------
Total increase (decrease)                                                    906         501,125          35,221         272,332
                                                                       ---------      ----------       ---------       ---------
Net assets at December 31, 2004                                        $   1,920      $1,866,804       $  55,427       $ 916,190
                                                                       =========      ==========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                      ING T. Rowe         ING             ING             ING
                                                                     Price Equity       UBS U.S.        UBS U.S.       Van Kampen
                                                                        Income         Balanced         Balanced      Equity Growth
                                                                       (Advisor        (Service         (Advisor        (Service
                                                                        Class)          Class)           Class)          Class)
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $     640       $  47,241       $      --       $   4,362

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                             (89)         (1,047)             (4)           (305)
    Net realized gain (loss) on investments                                   11          (1,392)             --             286
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                   1,510          10,222              51           3,210
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                      1,432           7,783              47           3,191
Changes from contract transactions:
    Purchase payments                                                      7,340          10,455             819          16,184
    Contract distributions and terminations                                  (12)         (2,191)             --            (338)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                          1,419           5,376              97           6,449
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                 8,747          13,640             916          22,295
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                 10,179          21,423             963          25,486
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                           10,819          68,664             963          29,848

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                            (195)         (1,130)            (23)           (784)
    Net realized gain (loss) on investments                                  266              (2)             10             395
    Capital gains distributions                                              112              --              --             187
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                   2,005           8,967             228           2,087
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                      2,188           7,835             215           1,885
Changes from contract transactions:
    Purchase payments                                                      9,991          25,150           1,748           9,844
    Contract distributions and terminations                                 (241)         (3,977)            (11)           (992)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                            334           4,430             289            (256)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                10,084          25,603           2,026           8,596
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                 12,272          33,438           2,241          10,481
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $  23,091       $ 102,102       $   3,204       $  40,329
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                          ING            ING              ING              ING
                                                                       Van Kampen    Van Kampen        Van Kampen       Van Kampen
                                                                     Equity Growth     Global            Global         Growth and
                                                                       (Advisor       Franchise        Franchise          Income
                                                                        Class)     (Service Class)  (Advisor Class)  (Service Class)
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $     458       $  14,670       $     708       $ 554,608

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                             (64)           (344)            (77)         (9,133)
    Net realized gain (loss) on investments                                   67             362              22         (16,135)
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                     600           9,459           2,310         164,870
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                        603           9,477           2,255         139,602
Changes from contract transactions:
    Purchase payments                                                      4,187          24,852           9,904          63,751
    Contract distributions and terminations                                  (38)           (672)           (105)        (34,738)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                            699           9,692           1,744         (17,970)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                 4,848          33,872          11,543          11,043
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                  5,451          43,349          13,798         150,645
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                            5,909          58,019          14,506         705,253

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                            (182)         (1,862)           (578)         (6,111)
    Net realized gain (loss) on investments                                  137           2,226              91           5,315
    Capital gains distributions                                               45              --              --              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                     462           9,205           3,601          84,022
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                        462           9,569           3,114          83,226
Changes from contract transactions:
    Purchase payments                                                      4,021          41,118          19,169          52,622
    Contract distributions and terminations                                 (214)         (2,571)           (326)        (38,794)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                           (367)         11,073           3,368         (29,511)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                 3,440          49,620          22,211         (15,683)
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                  3,902          59,189          25,325          67,543
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $   9,811       $ 117,208       $  39,831       $ 772,796
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                          ING             ING            ING
                                                                      Van Kampen      Van Kampen       Van Kampen         ING
                                                                      Growth and      Real Estate     Real Estate      American
                                                                        Income         (Service         (Advisor        Century
                                                                    (Advisor Class)     Class)           Class)         Select
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $     990       $ 187,607       $     276       $      39

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                            (200)         (4,116)            (58)             (1)
    Net realized gain (loss) on investments                                   20           2,454              43              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                   3,492          75,798             914              24
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                      3,312          74,136             899              23
Changes from contract transactions:
    Purchase payments                                                     16,830          60,739           4,313              80
    Contract distributions and terminations                                 (318)        (12,633)            (10)             --
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                          3,244          21,015             768              --
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                19,756          69,121           5,071              80
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                 23,068         143,257           5,970             103
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                           24,058         330,864           6,246             142

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                            (312)         (1,332)            (26)             (2)
    Net realized gain (loss) on investments                                  281          14,287             167              --
    Capital gains distributions                                               --           4,275             136              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                   4,986         113,247           3,445               9
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                      4,955         130,477           3,722               7
Changes from contract transactions:
    Purchase payments                                                     21,974         101,854           7,305             140
    Contract distributions and terminations                                 (490)        (17,500)           (161)             (6)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                          2,834          11,682             687               8
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                24,318          96,036           7,831             142
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                 29,273         226,513          11,553             149
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $  53,331       $ 557,377       $  17,799       $     291
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                          ING
                                                                       American                                           ING
                                                                        Century        ING Baron           ING          JPMorgan
                                                                       Small Cap       Small Cap        JPMorgan        Mid Cap
                                                                         Value          Growth        International      Value
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $       2       $      --       $       7       $     301

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                              (1)             (2)            (21)            (13)
    Net realized gain (loss) on investments                                    4              --             130              50
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                      25              93             567             483
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                         28              91             676             520
Changes from contract transactions:
    Purchase payments                                                        132             717           4,202           2,381
    Contract distributions and terminations                                   --              --             (23)            (35)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                             --             220           3,157           2,984
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                   132             937           7,336           5,330
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                    160           1,028           8,012           5,850
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                              162           1,028           8,019           6,151

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                              (1)            (10)           (284)           (209)
    Net realized gain (loss) on investments                                   14             168           1,350             381
    Capital gains distributions                                               24              --              --             617
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                      22             126           5,819           1,706
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                         59             284           6,885           2,495
Changes from contract transactions:
    Purchase payments                                                         93             391          27,685           8,396
    Contract distributions and terminations                                   (7)             (8)           (956)           (348)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                             82            (247)         22,232           4,455
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                   168             136          48,961          12,503
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                    227             420          55,846          14,998
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $     389       $   1,448       $  63,865       $  21,149
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                                      ING MFS(R)
                                                                      ING MFS(R)        Capital
                                                                        Capital      Opportunities      ING OpCap          ING
                                                                     Opportunities     (Service         Balanced       Oppenheimer
                                                                    (Initial Class)     Class)            Value          Global
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $   1,280       $      72       $     126       $      75

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                             (26)             (2)              4              (7)
    Net realized gain (loss) on investments                                 (106)             --              --              13
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                     539              54              55             161
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                        407              52              59             167
Changes from contract transactions:
    Purchase payments                                                        855             267             164             706
    Contract distributions and terminations                                  (76)             --              --             (17)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                            543              --              59             655
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                 1,322             267             223           1,344
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                  1,729             319             282           1,511
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                            3,009             391             408           1,586

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                             (49)             (3)             (1)            (40)
    Net realized gain (loss) on investments                                   47              --              34             168
    Capital gains distributions                                               --              --              --              25
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                     380              45              37             153
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                        378              42              70             306
Changes from contract transactions:
    Purchase payments                                                        981              52             596           1,117
    Contract distributions and terminations                                 (132)             (6)            (10)            (19)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                           (298)            (35)            (33)             70
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                   551              11             553           1,168
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                    929              53             623           1,474
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $   3,938       $     444       $   1,031       $   3,060
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                                          ING              ING             ING
                                                                                      ING Salomon        Salomon         Salomon
                                                                       ING PIMCO       Brothers         Brothers        Brothers
                                                                         Total        Aggressive       Fundamental      Investors
                                                                        Return          Growth            Value           Value
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $     593       $      --       $       9       $       4

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                              43             (40)              3              --
    Net realized gain (loss) on investments                                   12              38               1              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                     (20)            709              75              44
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                         35             707              79              44
Changes from contract transactions:
    Purchase payments                                                      1,454           7,413             462             273
    Contract distributions and terminations                                  (51)            (33)             --              --
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                           (113)          5,793              50              41
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                 1,290          13,173             512             314
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                  1,325          13,880             591             358
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                            1,918          13,880             600             362

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                             (18)         (1,538)             (6)             --
    Net realized gain (loss) on investments                                    8             834              25              18
    Capital gains distributions                                               19              --              --              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                      60           6,465              27              27
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                         69           5,761              46              45
Changes from contract transactions:
    Purchase payments                                                        505          82,588             261             324
    Contract distributions and terminations                                 (165)         (1,652)            (27)             (5)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                           (211)         12,454             (71)            (75)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                   129          93,390             163             244
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                    198          99,151             209             289
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $   2,116       $ 113,031       $     809       $     651
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                          ING
                                                                     T. Rowe Price        ING              ING
                                                                      Diversified    T. Rowe Price      UBS U.S.        ING Van
                                                                        Mid Cap         Growth          Large Cap        Kampen
                                                                        Growth          Equity           Equity         Comstock
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $      --       $     144       $      --       $   1,737

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                              (2)             (6)             --            (128)
    Net realized gain (loss) on investments                                   20              (3)             --             723
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                      51             322              13           4,267
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                         69             313              13           4,862
Changes from contract transactions:
    Purchase payments                                                        509           1,701              84          28,099
    Contract distributions and terminations                                   --             (16)             --            (707)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                            (21)            153              --           3,592
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                   488           1,838              84          30,984
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                    557           2,151              97          35,846
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                              557           2,295              97          37,583

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                              (5)            (21)             (1)         (1,414)
    Net realized gain (loss) on investments                                   29              87              11              85
    Capital gains distributions                                               --              --              --             338
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                      (6)            170              46          11,516
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                         18             236              56          10,525
Changes from contract transactions:
    Purchase payments                                                        151             529             398          47,110
    Contract distributions and terminations                                   (8)            (34)             (6)         (1,276)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                           (189)            (44)            129           9,342
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                   (46)            451             521          55,176
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                    (28)            687             577          65,701
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $     529       $   2,982       $     674       $ 103,284
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                        ING Van         ING GET         ING GET         ING GET
                                                                        Kampen         U.S. Core       U.S. Core       U.S. Core
                                                                      Equity and      Portfolio -     Portfolio -     Portfolio -
                                                                        Income         Series 1        Series 2        Series 3
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $       2       $      --       $      --       $      --

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                              --          (1,630)           (240)             (5)
    Net realized gain (loss) on investments                                   --             372               3              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                       9           7,336           1,240               3
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                          9           6,078           1,003              (2)
Changes from contract transactions:
    Purchase payments                                                         59           5,774           3,179           7,124
    Contract distributions and terminations                                   (1)         (1,572)           (344)             (5)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                             20         210,525         163,493           1,849
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                    78         214,727         166,328           8,968
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                     87         220,805         167,331           8,966
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                               89         220,805         167,331           8,966

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                              (1)         (3,028)         (2,878)         (2,834)
    Net realized gain (loss) on investments                                    4           2,429           1,606            (277)
    Capital gains distributions                                               --             206               1              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                      15           2,488           3,468           1,616
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                         18           2,095           2,197          (1,495)
Changes from contract transactions:
    Purchase payments                                                        119            (121)            (53)         (3,730)
    Contract distributions and terminations                                   (2)         (7,484)         (4,393)         (3,535)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                             32         (44,440)        (51,714)        138,955
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                   149         (52,045)        (56,160)        131,690
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                    167         (49,950)        (53,963)        130,195
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $     256       $ 170,855       $ 113,368       $ 139,161
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                        ING GET         ING GET          ING GET        ING GET
                                                                       U.S. Core       U.S. Core        U.S. Core      U.S. Core
                                                                      Portfolio -     Portfolio -      Portfolio -    Portfolio -
                                                                       Series 4        Series 5         Series 6       Series 7
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $      --       $      --       $      --       $      --

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                              --              --              --              --
    Net realized gain (loss) on investments                                   --              --              --              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                      --              --              --              --
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                         --              --              --              --
Changes from contract transactions:
    Purchase payments                                                         --              --              --              --
    Contract distributions and terminations                                   --              --              --              --
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                             --              --              --              --
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                    --              --              --              --
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                     --              --              --              --
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                               --              --              --              --

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          (1,053)           (369)            (95)             --
    Net realized gain (loss) on investments                                  370             475               2              --
    Capital gains distributions                                               --              --              --              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                   3,706           2,250             553              --
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                      3,023           2,356             460              --
Changes from contract transactions:
    Purchase payments                                                      2,664           1,737             749              13
    Contract distributions and terminations                               (1,003)           (358)            (66)             (1)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                         71,689          39,353          59,171           1,256
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                73,350          40,732          59,854           1,268
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                 76,373          43,088          60,314           1,268
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $  76,373       $  43,088       $  60,314       $   1,268
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                       ING VP                                           ING VP
                                                                       Worldwide        ING VP           ING VP        Index Plus
                                                                        Growth         Balanced          Growth         LargeCap
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $  27,358       $      --       $      46       $   4,589

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                            (783)             (3)             (1)           (226)
    Net realized gain (loss) on investments                               (1,417)              2               5             901
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                  11,402              74              36           4,973
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                      9,202              73              40           5,648
Changes from contract transactions:
    Purchase payments                                                     13,165           1,087             225          34,119
    Contract distributions and terminations                               (1,291)             --             (19)           (679)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                          1,885              71              --          16,016
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                13,759           1,158             206          49,456
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                 22,961           1,231             246          55,104
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                           50,319           1,231             292          59,693

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                            (758)             25              (3)           (922)
    Net realized gain (loss) on investments                                   26              41               3           1,034
    Capital gains distributions                                               --              --              --              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                   4,200             154              19           8,335
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                      3,468             220              19           8,447
Changes from contract transactions:
    Purchase payments                                                      7,521           1,454              58          47,213
    Contract distributions and terminations                               (1,897)            (23)             (4)         (2,598)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                         (3,338)            238              (9)         15,400
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                 2,286           1,669              45          60,015
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                  5,754           1,889              64          68,462
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $  56,073       $   3,120       $     356       $ 128,155
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                        ING VP          ING VP          ING VP          ING VP
                                                                      Index Plus      Index Plus     Intermediate    International
                                                                        MidCap         SmallCap          Bond           Equity
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $   5,909       $   4,005       $  49,590       $      --

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                            (115)           (105)           (182)             --
    Net realized gain (loss) on investments                                 (100)             45           1,465              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                   2,998           2,362           1,098              21
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                      2,783           2,302           2,381              21
Changes from contract transactions:
    Purchase payments                                                      7,716           5,242          36,354             158
    Contract distributions and terminations                                 (181)           (136)         (4,072)             --
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                          3,666           4,928         (12,770)             18
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                11,201          10,034          19,512             176
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                 13,984          12,336          21,893             197
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                           19,893          16,341          71,483             197

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                            (566)           (581)          9,098              --
    Net realized gain (loss) on investments                                  480           1,704            (705)             27
    Capital gains distributions                                               --             178           5,928              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                   7,708           6,657         (10,965)              7
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                      7,622           7,958           3,356              34
Changes from contract transactions:
    Purchase payments                                                     32,859          25,171         119,065             (14)
    Contract distributions and terminations                                 (977)           (823)         (7,557)             (6)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                         19,892          20,338          17,018              54
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                51,774          44,686         128,526              34
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                 59,396          52,644         131,882              68
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $  79,289       $  68,985       $ 203,365       $     265
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                        ING VP          ING VP                          ING VP
                                                                         Small           Value           ING VP        Financial
                                                                        Company       Opportunity      Convertible     Services
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $     156       $   1,086       $   1,034       $      --

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                              (2)            (13)             33              --
    Net realized gain (loss) on investments                                   (5)            (34)            105              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                     164             379             400              --
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                        157             332             538              --
Changes from contract transactions:
    Purchase payments                                                        599             640           1,226              --
    Contract distributions and terminations                                  (24)            (32)            (67)             --
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                            (12)            244           1,194              --
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                   563             852           2,353              --
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                    720           1,184           2,891              --
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                              876           2,270           3,925              --

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                              (7)            (25)             52             (76)
    Net realized gain (loss) on investments                                   59             (28)            144             115
    Capital gains distributions                                               --              --             227             135
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                      81             300              23           1,011
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                        133             247             446           1,185
Changes from contract transactions:
    Purchase payments                                                        398             768           3,422           7,290
    Contract distributions and terminations                                  (44)            (96)           (203)           (245)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                            (96)            289           1,018           6,020
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                   258             961           4,237          13,065
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                    391           1,208           4,683          14,250
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $   1,267       $   3,478       $   8,608       $  14,250
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                        ING VP          ING VP           ING VP          ING VP
                                                                      Growth and        Growth        International     LargeCap
                                                                        Income       Opportunities        Value          Growth
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $      --       $   9,918       $      42       $   1,006

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                              (5)           (340)             (1)            (23)
    Net realized gain (loss) on investments                                   --            (492)             19              23
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                     188           5,210              68             432
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                        183           4,378              86             432
Changes from contract transactions:
    Purchase payments                                                      1,540           8,829             366             577
    Contract distributions and terminations                                   --            (416)             (1)            (29)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                             --           3,338              41             (45)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                 1,540          11,751             406             503
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                  1,723          16,129             492             935
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                            1,723          26,047             534           1,941

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                              22            (176)              1              33
    Net realized gain (loss) on investments                                   45           3,956              79              77
    Capital gains distributions                                               --              --              --              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                      43          (2,788)             75              88
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                        110             992             155             198
Changes from contract transactions:
    Purchase payments                                                        407           3,066             488               4
    Contract distributions and terminations                                   (9)           (263)            (31)            (48)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                           (455)        (29,842)             98            (222)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                   (57)        (27,039)            555            (266)
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                     53         (26,047)            710             (68)
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $   1,776       $      --       $   1,244       $   1,873
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                                        ING VP           ING VP         AIM V.I.
                                                                        ING VP          MidCap          SmallCap         Capital
                                                                       MagnaCap      Opportunities    Opportunities   Appreciation
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $  12,338       $      12       $  30,118       $      27

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                            (204)             (1)         (1,155)             --
    Net realized gain (loss) on investments                                 (278)             --          (1,179)             (6)
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                   5,308              46          19,418              14
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                      4,826              45          17,084               8
Changes from contract transactions:
    Purchase payments                                                      6,703             220          31,301              48
    Contract distributions and terminations                                 (672)             --          (1,526)             --
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                          4,356               3          13,476              (6)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                10,387             223          43,251              42
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                 15,213             268          60,335              50
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                           27,551             280          90,453              77

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                            (173)           (463)         (2,040)             (1)
    Net realized gain (loss) on investments                                  (52)           (155)         (2,947)              1
    Capital gains distributions                                               --              --              --              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                   2,072           2,117          12,096               2
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                      1,847           1,499           7,109               2
Changes from contract transactions:
    Purchase payments                                                      4,162           5,124          21,987              --
    Contract distributions and terminations                               (1,210)           (686)         (2,300)             --
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                         (2,711)         25,738         (13,551)            (10)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                   241          30,176           6,136             (10)
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                  2,088          31,675          13,245              (8)
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $  29,639       $  31,955       $ 103,698       $      69
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                                       AIM V.I.
                                                                       AIM V.I.          Dent           AIM V.I.
                                                                         Core         Demographic       Financial       AIM V.I.
                                                                        Equity          Trends          Services         Growth
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $      41       $  11,335       $  22,941       $     848

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                              --            (630)           (494)            (23)
    Net realized gain (loss) on investments                                   --            (826)          1,322             (59)
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                      30           9,992           8,589             456
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                         30           8,536           9,417             374
Changes from contract transactions:
    Purchase payments                                                        100          24,832          21,142             961
    Contract distributions and terminations                                   --            (908)         (1,462)            (34)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                              4          14,512           7,566             580
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                   104          38,436          27,246           1,507
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                    134          46,972          36,663           1,881
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                              175          58,307          59,604           2,729

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                              --          (1,420)           (926)            (59)
    Net realized gain (loss) on investments                                    7           4,717           5,682              96
    Capital gains distributions                                               --              --              --              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                       5            (439)         (2,185)            171
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                         12           2,858           2,571             208
Changes from contract transactions:
    Purchase payments                                                          4          17,098           8,069             810
    Contract distributions and terminations                                   --          (2,294)         (2,221)            (49)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                            (29)         (8,749)        (12,512)            277
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                   (25)          6,055          (6,664)          1,038
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                    (13)          8,913          (4,093)          1,246
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $     162       $  67,220       $  55,511       $   3,975
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                       AIM V.I.                        AIM V.I.
                                                                        Health         AIM V.I.         Premier        AIM V.I.
                                                                       Sciences         Leisure         Equity         Utilities
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $  30,558       $   6,097       $      80       $   7,783

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          (1,096)           (358)             (1)            (22)
    Net realized gain (loss) on investments                                  285             (11)             (6)           (293)
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                  12,824           4,839              29           2,884
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                     12,013           4,470              22           2,569
Changes from contract transactions:
    Purchase payments                                                     36,226          16,623              89          10,772
    Contract distributions and terminations                               (1,743)           (448)             --            (470)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                          9,610           7,668             (17)          6,314
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                44,093          23,843              72          16,616
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                 56,106          28,313              94          19,185
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                           86,664          34,410             174          26,968

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          (2,201)           (802)             (2)           (127)
    Net realized gain (loss) on investments                                7,211           1,182               8           3,034
    Capital gains distributions                                               --              45              --              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                  (1,366)          4,862              (2)          7,772
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                      3,644           5,287               4          10,679
Changes from contract transactions:
    Purchase payments                                                     13,998          15,371               2          13,907
    Contract distributions and terminations                               (3,633)         (1,104)             --          (1,666)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                         (8,644)          1,956             (23)         27,663
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                 1,721          16,223             (21)         39,904
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                  5,365          21,510             (17)         50,583
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $  92,029       $  55,920       $     157       $  77,551
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                       Alliance-       Alliance-                       Fidelity(R)
                                                                       Bernstein       Bernstein        Alliance-         VIP
                                                                      Growth and        Premier         Bernstein       Equity-
                                                                        Income          Growth            Value          Income
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $   4,730       $   2,094       $   2,709       $  23,851

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                             (58)            (47)            (40)           (852)
    Net realized gain (loss) on investments                                 (169)             61             (77)          1,150
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                   2,108             540           1,249          19,809
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                      1,881             554           1,132          20,107
Changes from contract transactions:
    Purchase payments                                                      2,715             676           1,637          65,306
    Contract distributions and terminations                                 (314)           (120)           (248)         (2,043)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                          2,485             336           1,330          38,035
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                 4,886             892           2,719         101,298
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                  6,767           1,446           3,851         121,405
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                           11,497           3,540           6,560         145,256

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                            (147)            (70)            (70)         (1,751)
    Net realized gain (loss) on investments                                   37             110             188           4,256
    Capital gains distributions                                               --              --              --             594
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                   1,425             284             850          15,452
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                      1,315             324             968          18,551
Changes from contract transactions:
    Purchase payments                                                      4,155           1,132           2,288          75,535
    Contract distributions and terminations                                 (790)           (211)           (277)         (6,451)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                            799             109             871          12,523
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                 4,164           1,030           2,882          81,607
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                  5,479           1,354           3,850         100,158
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $  16,976       $   4,894       $  10,410       $ 245,414
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                                                                        Franklin
                                                                                       Fidelity(R)                      Small Cap
                                                                    Fidelity(R) VIP        VIP       Fidelity(R) VIP      Value
                                                                        Growth         Contrafund       Overseas       Securities
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $  23,212       $   4,438       $       9       $      17

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          (1,690)           (139)             (1)             (1)
    Net realized gain (loss) on investments                                3,517              17              70              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                  21,592           2,949              20              42
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                     23,419           2,827              89              41
Changes from contract transactions:
    Purchase payments                                                     95,702           9,959             124             180
    Contract distributions and terminations                               (2,427)           (321)             --              --
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                         45,736           4,410             638              (2)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                               139,011          14,048             762             178
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                162,430          16,875             851             219
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                          185,642          21,313             860             236

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          (4,530)           (451)              2              (4)
    Net realized gain (loss) on investments                                7,717             143              27              16
    Capital gains distributions                                               --              --              --              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                  (1,874)          5,097              --             128
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                      1,313           4,789              29             140
Changes from contract transactions:
    Purchase payments                                                     70,474          15,129             100             552
    Contract distributions and terminations                               (6,279)           (842)            (15)             (3)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                        (11,191)          6,470            (516)             93
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                53,004          20,757            (431)            642
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                 54,317          25,546            (402)            782
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $ 239,959       $  46,859       $     458       $   1,018
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                      ING Goldman                                      Janus Aspen
                                                                       Sachs(R)                        Janus Aspen       Series
                                                                        Capital        Greenwich         Series         Flexible
                                                                        Growth       Appreciation       Balanced         Income
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $      --       $     589       $     496       $     283

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                              --              (5)             37              38
    Net realized gain (loss) on investments                                   --             (15)             (1)             22
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                      --             141             346              (5)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                         --             121             382              55
Changes from contract transactions:
    Purchase payments                                                         --               6           3,680           1,919
    Contract distributions and terminations                                   --             (24)            (22)            (71)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                             --             (29)            (72)           (313)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                    --             (47)          3,586           1,535
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                     --              74           3,968           1,590
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                               --             663           4,464           1,873

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                              --              (2)             59              93
    Net realized gain (loss) on investments                                   --              10             115               3
    Capital gains distributions                                               --              --              --              14
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                       1              36             127             (58)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                          1              44             301              52
Changes from contract transactions:
    Purchase payments                                                          6              23             376             240
    Contract distributions and terminations                                   --             (16)           (137)           (124)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                              2             (88)           (718)           (273)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                     8             (81)           (479)           (157)
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                      9             (37)           (178)           (105)
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $       9       $     626       $   4,286       $   1,768
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                                      Janus Aspen
                                                                      Janus Aspen       Series          Colonial        Liberty
                                                                        Series         Worldwide       Small Cap         Asset
                                                                        Growth          Growth           Value        Allocation
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $     192       $   3,534       $      --       $      --

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                              (4)            (29)            (43)             (7)
    Net realized gain (loss) on investments                                   (8)            461             582               5
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                     165             941           2,851             105
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                        153           1,373           3,390             103
Changes from contract transactions:
    Purchase payments                                                        759           3,026          19,000              --
    Contract distributions and terminations                                   --            (209)           (212)             (8)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                            (97)           (524)         18,817             506
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                   662           2,293          37,605             498
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                    815           3,666          40,995             601
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                            1,007           7,200          40,995             601

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                              (8)            (34)         (2,288)              3
    Net realized gain (loss) on investments                                   51             222             777              10
    Capital gains distributions                                               --              --           5,724              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                     (33)            (25)         25,388              32
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                         10             163          29,601              45
Changes from contract transactions:
    Purchase payments                                                         86             863         121,588              --
    Contract distributions and terminations                                   (1)           (204)         (3,224)            (35)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                           (350)         (1,303)         51,464             (10)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                  (265)           (644)        169,828             (45)
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                   (255)           (481)        199,429              --
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $     752       $   6,719       $ 240,424       $     601
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                                                         Liberty
                                                                                        Liberty           Small        Oppenheimer
                                                                        Liberty         Federal          Company         Global
                                                                        Equity        Securities         Growth        Securities
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $     487       $      --       $      --       $     205

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                              (8)             (1)             (1)             (6)
    Net realized gain (loss) on investments                                  (56)              1               4              (4)
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                     193               2              26             523
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                        129               2              29             513
Changes from contract transactions:
    Purchase payments                                                         --              --              --           2,095
    Contract distributions and terminations                                  (11)             (2)             (2)             (3)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                             43              87              48              91
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                    32              85              46           2,183
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                    161              87              75           2,696
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                              648              87              75           2,901

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                              (7)              3              (2)             (3)
    Net realized gain (loss) on investments                                  (46)             --              13             244
    Capital gains distributions                                               --              --              --              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                      86              (2)             (7)            844
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                         33               1               4           1,085
Changes from contract transactions:
    Purchase payments                                                          1              --              --           2,855
    Contract distributions and terminations                                  (33)            (16)            (10)            (82)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                            (31)             18              12             881
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                   (63)              2               2           3,654
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                    (30)              3               6           4,739
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $     618       $      90       $      81       $   7,640
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                                                         PIMCO
                                                                      Oppenheimer        PIMCO         StocksPLUS        Pioneer
                                                                       Strategic         High          Growth and        Equity-
                                                                         Bond            Yield           Income        Income VCT
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $      16       $ 305,237       $ 181,637       $     179

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                              --          24,725             293               7
    Net realized gain (loss) on investments                                   21          (3,672)        (32,864)             (2)
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                      14          61,195          78,606             128
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                         35          82,248          46,035             133
Changes from contract transactions:
    Purchase payments                                                        582         138,449          13,029             688
    Contract distributions and terminations                                   (4)        (25,898)        (12,150)             (1)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                             73         108,739         (38,015)             11
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                   651         221,290         (37,136)            698
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                    686         303,538           8,899             831
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                              702         608,775         190,536           1,010

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                              35           9,327            (349)             16
    Net realized gain (loss) on investments                                   15          33,855             693              32
    Capital gains distributions                                               --              --              --              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                      42         (46,475)         13,866             129
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                         92          (3,293)         14,210             177
Changes from contract transactions:
    Purchase payments                                                        801          47,772             443             324
    Contract distributions and terminations                                  (58)        (10,431)        (10,192)            (45)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                            (41)       (642,823)        (23,974)            193
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                   702        (605,482)        (33,723)            472
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                    794        (608,775)        (19,513)            649
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $   1,496       $      --       $ 171,023       $   1,659
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                                       Pioneer         Pioneer
                                                                        Pioneer        Mid-Cap          Small          ProFund
                                                                       Fund VCT       Value VCT      Company VCT       VP Bull
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $  20,064       $  53,062       $   3,417       $  31,265

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                            (398)         (1,785)            (67)           (982)
    Net realized gain (loss) on investments                                 (651)           (273)            (73)          7,956
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                   9,623          34,933           1,100           4,488
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                      8,574          32,875             960          11,462
Changes from contract transactions:
    Purchase payments                                                     23,708          78,759           1,012          14,159
    Contract distributions and terminations                               (1,307)         (3,194)            (57)         (2,243)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                         11,494          28,991           1,059          31,021
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                33,895         104,556           2,014          42,937
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                 42,469         137,431           2,974          54,399
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                           62,533         190,493           6,391          85,664

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                            (887)         (6,561)           (123)         (1,816)
    Net realized gain (loss) on investments                                2,645           2,754              72           3,873
    Capital gains distributions                                               --           3,429              --           1,374
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                   4,835          67,636             851           1,952
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                      6,593          67,258             800           5,383
Changes from contract transactions:
    Purchase payments                                                     15,825         189,367           2,002          10,550
    Contract distributions and terminations                               (2,939)        (10,326)           (219)         (4,801)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                          1,513          48,908            (992)          9,349
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                14,399         227,949             791          15,098
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                 20,992         295,207           1,591          20,481
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $  83,525       $ 485,700       $   7,982       $ 106,145
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                                      ProFund VP
                                                                        ProFund      Rising Rates     ProFund VP
                                                                      VP Europe 30    Opportunity      Small Cap       Jennison
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $  15,627       $      --       $  38,612       $  37,748

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                            (267)            (99)         (1,199)           (969)
    Net realized gain (loss) on investments                                3,373            (117)         13,339             690
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                   2,207            (608)          6,166          11,818
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                      5,313            (824)         18,306          11,539
Changes from contract transactions:
    Purchase payments                                                      4,055           2,018          20,314          11,809
    Contract distributions and terminations                                 (807)           (251)         (2,824)         (1,725)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                          8,686          22,032          52,837            (647)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                11,934          23,799          70,327           9,437
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                 17,247          22,975          88,633          20,976
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                           32,874          22,975         127,245          58,724

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                            (653)           (860)         (2,413)         (1,246)
    Net realized gain (loss) on investments                                2,686          (3,764)          4,646           1,383
    Capital gains distributions                                              289              --           3,374              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                     679          (4,848)          7,782           4,180
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                      3,001          (9,472)         13,389           4,317
Changes from contract transactions:
    Purchase payments                                                      6,560          17,704          22,429           6,205
    Contract distributions and terminations                               (2,848)         (2,090)         (5,455)         (2,360)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                         (2,350)         23,261          (9,964)            199
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                 1,362          38,875           7,010           4,044
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                  4,363          29,403          20,399           8,361
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $  37,237       $  52,378       $ 147,644       $  67,085
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                          SP                                            Putnam VT
                                                                     William Blair     Putnam VT        Putnam VT     International
                                                                     International     Discovery       Growth and      Growth and
                                                                        Growth          Growth           Income          Income
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $  15,341       $   1,645       $   1,662       $   2,981

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                            (624)            (39)             (2)             (1)
    Net realized gain (loss) on investments                                3,034             (50)            (94)           (129)
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                   9,129             703             648           1,208
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                     11,539             614             552           1,078
Changes from contract transactions:
    Purchase payments                                                     30,145             811           1,279             856
    Contract distributions and terminations                                 (802)            (91)            (93)            (47)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                         12,390             194            (199)           (569)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                41,733             914             987             240
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                 53,272           1,528           1,539           1,318
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                           68,613           3,173           3,201           4,299

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                          (1,966)            (50)             --             (11)
    Net realized gain (loss) on investments                                7,239             (29)             54             462
    Capital gains distributions                                               --              --              --              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                   6,690             229             237             194
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                     11,963             150             291             645
Changes from contract transactions:
    Purchase payments                                                     25,257              88             315             295
    Contract distributions and terminations                               (2,636)           (110)           (280)            (89)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                          5,183            (270)           (165)         (1,541)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                27,804            (292)           (130)         (1,335)
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                 39,767            (142)            161            (690)
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $ 108,380       $   3,031       $   3,362       $   3,609
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                                     Smith Barney
                                                                                     International    Smith Barney    Smith Barney
                                                                     Smith Barney       All Cap           Large           Money
                                                                      High Income       Growth          Cap Value        Market
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $     319       $     201       $     371       $     143

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                              16              (1)             --             (11)
    Net realized gain (loss) on investments                                  (81)            (25)            (41)             --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                     134              71             125              --
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                         69              45              84             (11)
Changes from contract transactions:
    Purchase payments                                                         --              --              --              --
    Contract distributions and terminations                                  (18)             (5)            (24)           (310)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                            (62)            (20)            (26)            228
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                   (80)            (25)            (50)            (82)
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                    (11)             20              34             (93)
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                              308             221             405              50

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                              17              (1)              2              (5)
    Net realized gain (loss) on investments                                  (42)            (15)             (7)             --
    Capital gains distributions                                               --              --              --              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                      48              47              42              --
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                         23              31              37              (5)
Changes from contract transactions:
    Purchase payments                                                         --               5              14              --
    Contract distributions and terminations                                  (15)             (7)            (29)           (255)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                            (51)            (36)             (5)            247
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                   (66)            (38)            (20)             (8)
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                    (43)             (7)             17             (13)
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $     265       $     214       $     422       $      37
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                                      Wells Fargo     Wells Fargo     Wells Fargo
                                                                        UBS U.S.        VT Asset        VT Equity       VT Equity
                                                                       Allocation      Allocation        Income           Value
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $   1,548       $      --       $      --       $      --

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                             (22)             --              --              --
    Net realized gain (loss) on investments                                  (51)             --              --              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                     694              --              --              --
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                        621              --              --              --
Changes from contract transactions:
    Purchase payments                                                        784              25              11              --
    Contract distributions and terminations                                 (133)             --              --              --
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                          1,764              --              --              --
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                 2,415              25              11              --
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                  3,036              25              11              --
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                            4,584              25              11              --

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                             (48)              6              (1)             (1)
    Net realized gain (loss) on investments                                   47              (6)              1               1
    Capital gains distributions                                               --              29              --              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                     461              93              54              12
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                        460             122              54              12
Changes from contract transactions:
    Purchase payments                                                        698           1,648             632             136
    Contract distributions and terminations                                 (261)             --              (5)             (3)
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                            346              85             190              66
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                   783           1,733             817             199
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                  1,243           1,855             871             211
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $   5,827       $   1,880       $     882       $     211
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                              Separate Account B of
                   ING USA Annuity and Life Insurance Company
      (formerly Golden American Life Insurance Company Separate Account B)
                       Statements of Changes in Net Assets
                                December 31, 2004
                             (Dollars in thousands)

                                                                      Wells Fargo
                                                                       VT Large        Wells Fargo     Wells Fargo     Wells Fargo
                                                                        Company         VT Money      VT Small Cap      VT Total
                                                                        Growth           Market          Growth        Return Bond
                                                                       ---------       ---------       ---------       ---------
Net assets at January 1, 2003                                          $      --       $      --       $      --       $      --

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                              --              --              --              --
    Net realized gain (loss) on investments                                   --              --              --              --
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                       1              --              --              --
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                          1              --              --              --
Changes from contract transactions:
    Purchase payments                                                         33              --               7              --
    Contract distributions and terminations                                   --              --              --              --
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                             --              --              --              --
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                    33              --               7              --
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                     34              --               7              --
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2003                                               34              --               7              --

Increase (decrease) in net assets from operations
Operations:
    Net investment income (loss)                                             (25)             (2)             (4)              3
    Net realized gain (loss) on investments                                   (2)             --               1              (1)
    Capital gains distributions                                               --              --              --               9
    Net unrealized appreciation (depreciation) of investments
         and capital gains distributions                                     106              --              55              (5)
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets from operations                         79              (2)             52               6
Changes from contract transactions:
    Purchase payments                                                      1,924           2,310             403             346
    Contract distributions and terminations                                   (5)             (1)             (1)             --
    Transfer payments from (to) other Divisions (including
         the fixed accounts), net                                            234          (1,938)            108             132
                                                                       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets derived from
    principal transactions                                                 2,153             371             510             478
                                                                       ---------       ---------       ---------       ---------
Total increase (decrease)                                                  2,232             369             562             484
                                                                       ---------       ---------       ---------       ---------
Net assets at December 31, 2004                                        $   2,266       $     369       $     569       $     484
                                                                       =========       =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

1.    Organization

      Separate Account B of ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company Separate Account B) (the "Account") was established by ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) ("ING USA" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Company is an indirect, wholly-owned subsidiary of ING Groep, N.V. ("ING"), a global financial services holding company based in The Netherlands.

      On January 1, 2004 (the "merger date"), Equitable Life Insurance Company of Iowa, USG Annuity & Life Company, and United Life & Annuity Insurance Company (the "Merger Companies"), merged with and into Golden American Life Insurance Company ("Golden American"). Also on January 1, 2004, immediately after the merger, Golden American changed its name to ING USA Annuity and Life Insurance Company. As of the merger date, the Merger Companies ceased to exist and were succeeded by ING USA. In conjunction with the Golden American name change, the Account changed its name to Separate Account B of ING USA Annuity and Life Insurance Company.

      The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. ING USA provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the ING USA guaranteed interest division, the ING USA fixed interest division, and the fixed separate account, which are not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business ING USA may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ING USA. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ING USA.

      During 2004, the Account had ING GoldenSelect Contracts, ING SmartDesign Contracts, ING Rollover Choice Contracts, ING Focus Variable Annuity ("Focus VA") Contracts, ING PrimElite, and Wells Fargo ING Contracts. ING GoldenSelect Contracts sold by ING USA during 2003 included Access, Premium Plus, ESII, Access One, Landmark, Generations, and Opportunities Contracts. ING SmartDesign Contracts included Variable Annuity ("VA"), Advantage, and Signature Contracts. Wells Fargo ING Contracts included Opportunities Contracts and Landmark Contracts.

      The Account discontinued offering DVA 80 Contracts in May 1991 and discontinued registering DVA and DVA Series 100 Contracts for sale to the public as of May 1, 2000.

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

      The Account also includes The Fund For Life Division, which is not included in the accompanying financial statements, and which ceased to accept new Contracts effective December 31, 1994.

      At December 31, 2004, the Account had 186 investment divisions (the "Divisions"), 55 of which invest in independently managed mutual funds and 131 of which invest in mutual funds managed by affiliates, either Direct Services, Inc., ING Investments, LLC, or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated series ("Series," which may also be referred to as "Portfolio" or "Fund") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2004 and related Trusts are as follows:

      ING GET Fund:
         ING GET Fund - Series N
         ING GET Fund - Series P
         ING GET Fund - Series Q
         ING GET Fund - Series R
         ING GET Fund - Series S
         ING GET Fund - Series T
         ING GET Fund - Series U
         ING GET Fund - Series V*
      ING Investors Trust:
         ING AIM Mid-Cap Growth Portfolio (Service Class)
         ING AIM Mid-Cap Growth Portfolio (Advisor Class)
         ING Alliance Mid-Cap Growth Portfolio (Service Class)
         ING Alliance Mid-Cap Growth Portfolio (Advisor Class)
         ING American Funds Growth Portfolio (Service Class)*
         ING American Funds Growth-Income Portfolio (Service Class)* ING American Funds International Portfolio (Service Class)* ING Capital Guardian Large Cap Value Portfolio (Service Class) ING Capital Guardian Large Cap Value Portfolio (Advisor Class) ING Capital Guardian Managed Global Portfolio (Service Class) ING Capital Guardian Managed Global Portfolio (Advisor Class) ING Capital Guardian Small Cap Portfolio (Service Class)
         ING Capital Guardian Small Cap Portfolio (Advisor Class)
         ING Developing World Portfolio (Service Class)
         ING Developing World Portfolio (Advisor Class)
         ING Eagle Asset Capital Appreciation Portfolio (Service Class) ING Eagle Asset Capital Appreciation Portfolio (Advisor Class) ING Evergreen Health Sciences (Advisor Class)**
         ING Evergreen Health Sciences (Service Class)**
         ING Evergreen Omega (Advisor Class)**
         ING Evergreen Omega (Service Class)**
         ING FMR Diversified Mid-Cap Portfolio (Service Class)
         ING FMR Diversified Mid-Cap Portfolio (Advisor Class)
         ING Goldman Sachs Tollkeeper Portfolio (Service Class)
         ING Goldman Sachs Tollkeeper Portfolio (Advisor Class)
         ING Hard Assets Portfolio (Service Class)
         ING Hard Assets Portfolio (Advisor Class)
         ING International Portfolio (Service Class)
         ING International Portfolio (Advisor Class)
         ING Janus Special Equity Portfolio (Service Class)
         ING Janus Special Equity Portfolio (Advisor Class)
         ING Jennison Equity Opportunities Portfolio (Service Class) ING Jennison Equity Opportunities Portfolio (Advisor Class) ING JPMorgan Small Cap Equity Portfolio (Service Class)
         ING JPMorgan Small Cap Equity Portfolio (Advisor Class)
         ING Julius Baer Foreign Portfolio (Service Class)
         ING Julius Baer Foreign Portfolio (Advisor Class)

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------


      ING Investors Trust (continued):
         ING Legg Mason Value Portfolio (Service Class)
         ING Legg Mason Value Portfolio (Advisor Class)
         ING LifeStyle Aggressive Growth**
         ING LifeStyle Growth**
         ING LifeStyle Moderate Growth**
         ING LifeStyle Moderate**
         ING Limited Maturity Bond Portfolio (Service Class)
         ING Liquid Assets Portfolio (Service Class)
         ING Liquid Assets Portfolio (Advisor Class)
         ING Marsico Growth Portfolio (Service Class)
         ING Marsico Growth Portfolio (Advisor Class)
         ING Mercury Focus Value Portfolio (Service Class)
         ING Mercury Focus Value Portfolio (Advisor Class)
         ING Mercury Large Cap Growth Portfolio (Service Class)
         ING Mercury Large Cap Growth Portfolio (Advisor Class)
         ING MFS(R) Mid-Cap Growth Portfolio (Service Class)
         ING MFS(R) Mid-Cap Growth Portfolio (Advisor Class)
         ING MFS(R) Total Return Portfolio (Service Class)
         ING MFS(R) Total Return Portfolio (Advisor Class)
         ING Oppenheimer Main Street Portfolio (Service Class)
         ING Oppenheimer Main Street Portfolio (Advisor Class)
         ING PIMCO Core Bond Portfolio (Service Class)
         ING PIMCO Core Bond Portfolio (Advisor Class)
         ING PIMCO High Yield**
         ING Salomon Brothers All Cap Portfolio (Service Class)
         ING Salomon Brothers All Cap Portfolio (Advisor Class)
         ING Salomon Brothers Investors Portfolio (Service Class)
         ING Salomon Brothers Investors Portfolio (Advisor Class)
         ING T. Rowe Price Capital Appreciation Portfolio (Service Class)
         ING T. Rowe Price Capital Appreciation Portfolio (Advisor Class)
         ING T. Rowe Price Equity Income Portfolio (Service Class)
         ING T. Rowe Price Equity Income Portfolio (Advisor Class)
         ING UBS U.S. Balanced Portfolio (Service Class)
         ING UBS U.S. Balanced Portfolio (Advisor Class)*
         ING Van Kampen Equity Growth Portfolio (Service Class)
         ING Van Kampen Equity Growth Portfolio (Advisor Class)
         ING Van Kampen Global Franchise Portfolio (Service Class)
         ING Van Kampen Global Franchise Portfolio (Advisor Class)
         ING Van Kampen Growth and Income Portfolio (Service Class)
         ING Van Kampen Growth and Income Portfolio (Advisor Class)
         ING Van Kampen Real Estate Portfolio (Service Class)
         ING Van Kampen Real Estate Portfolio (Advisor Class)
      ING Partners, Inc.:
         ING American Century Select Portfolio (Service Class)
         ING American Century Small Cap Value Portfolio (Service Class)
         ING Baron Small Cap Growth Portfolio (Service Class)*
         ING JPMorgan International Portfolio (Service Class)
         ING JPMorgan Mid Cap Value Portfolio (Service Class)
         ING MFS(R) Capital Opportunities Portfolio (Initial Class)
         ING MFS(R) Capital Opportunities Portfolio (Service Class)
         ING OpCap Balanced Value Portfolio (Service Class)
         ING Oppenheimer Global Portfolio (Service Class)
         ING PIMCO Total Return Portfolio (Service Class)
         ING Salomon Brothers Aggressive Growth Portfolio (Service Class)*
         ING Salomon Brothers Fundamental Value Portfolio (Service Class)
         ING Salomon Brothers Investors Value Portfolio (Service Class)
         ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Service Class)*

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------


      ING Partners, Inc. (continued):
         ING T. Rowe Price Growth Equity Portfolio (Service Class) ING UBS U.S. Large Cap Equity Portfolio (Service Class)*
         ING Van Kampen Comstock Fund (Service Class)
         ING Van Kampen Equity and Income Portfolio (Service Class) ING Variable Insurance Trust:
         ING GET U.S. Core Portfolio - Series 1*
         ING GET U.S. Core Portfolio - Series 2 (Guaranteed)*
         ING GET U.S. Core Portfolio - Series 3*
         ING GET U.S. Core Portfolio - Series 4**
         ING GET U.S. Core Portfolio - Series 5**
         ING GET U.S. Core Portfolio - Series 6**
         ING GET U.S. Core Portfolio - Series 7**
         ING VP Worldwide Growth Portfolio
      ING Variable Portfolios, Inc.:
         ING VP Balanced Portfolio (Service Class)*
         ING VP Growth Portfolio (Service Class)
         ING VP Index Plus LargeCap Portfolio (Service Class)
         ING VP Index Plus MidCap Portfolio (Service Class)
         ING VP Index Plus SmallCap Portfolio (Service Class)
         ING VP Intermediate Bond Portfolio (Service Class)
         ING VP International Equity Portfolio (Service Class)*
         ING VP Small Company Portfolio (Service Class)
         ING VP Value Opportunity Portfolio (Service Class)
      ING Variable Products Trust:
         ING VP Convertible Portfolio (Service Class)
         ING VP Financial Services Portfolio (Service Class)**
         ING VP Growth and Income Portfolio (Service Class)*
         ING VP International Value Portfolio (Service Class)
         ING VP LargeCap Growth Portfolio (Service Class)
         ING VP MagnaCap Portfolio (Service Class)
         ING VP MidCap Opportunities Portfolio (Service Class)
         ING VP SmallCap Opportunities Portfolio (Service Class)
      AIM Variable Insurance Funds:
         AIM V.I. Capital Appreciation Fund (Class II)
         AIM V.I. Core Equity Fund (Class II)
         AIM V.I. Dent Demographic Trends Fund (Class II)
         AIM V.I. Financial Services Fund
         AIM V.I. Growth Fund (Class II)
         AIM V.I. Health Sciences Fund
         AIM V.I. Leisure Fund
         AIM V.I. Premier Equity Fund (Class II)
         AIM V.I. Utilities Fund
      AllianceBernstein Variable Products Series Fund, Inc.:
         AllianceBernstein Growth and Income Portfolio (Class B) AllianceBernstein Premier Growth Portfolio (Class B) AllianceBernstein Value Portfolio (Class B)
      Fidelity Variable Insurance Products Fund:
         Fidelity(R) VIP Equity-Income Portfolio (Class S2) Fidelity(R) VIP Growth Portfolio (Class S2)
         Fidelity(R) VIP Contrafund(R) Portfolio (Class S2) Fidelity(R) VIP Overseas Portfolio (Class S2)
      Franklin Templeton Variable Insurance Products Trust:
         Franklin Small Cap Value Securities Fund (Class 2)
      Goldman Sachs Asset Management, L.P.:
         ING Goldman Sachs(R) Capital Growth**
      Greenwich Street Series Fund:
         Greenwich Appreciation Portfolio
      Janus Aspen Series:
         Janus Aspen Series Balanced Portfolio (Class S)
         Janus Aspen Series Flexible Income Portfolio (Class S)
         Janus Aspen Series Growth Portfolio (Class S)
         Janus Aspen Series Worldwide Growth Portfolio (Class S) Liberty Variable Insurance Trust:
         Colonial Small Cap Value Fund (Class B)*
      Liberty Variable Series:
         Liberty Asset Allocation Fund Variable Series (Class A)* Liberty Equity Fund Variable Series (Class A)
         Liberty Federal Securities Fund Variable Series (Class A)* Liberty Small Company Growth Fund Variable Series (Class A)*

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------


      Oppenheimer Variable Accounts Fund:
         Oppenheimer Global Securities Fund/VA (Class S)
         Oppenheimer Strategic Bond Fund/VA (Class S)
      PIMCO Variable Insurance Trust:
         PIMCO StocksPLUS Growth and Income Portfolio
      Pioneer Variable Contracts Trust:
         Pioneer Equity-Income VCT Portfolio (Class II)
         Pioneer Fund VCT Portfolio (Class II)
         Pioneer Mid-Cap Value VCT
         Pioneer Small Company VCT Portfolio (Class II)
      ProFunds VP:
         ProFund VP Bull
         ProFund VP Europe 30
         ProFund VP Rising Rates Opportunity*
         ProFund VP Small Cap
      Prudential Series Fund, Inc.:
         Jennison Portfolio (Class II)
         SP William Blair International Growth Portfolio (Class II) Putnam Variable Trust:
         Putnam VT Discovery Growth Fund (Class IB)
         Putnam VT Growth and Income (Class IB)
         Putnam VT International Growth and Income (Class IB)
      Travelers Series Fund Inc.:
         Smith Barney High Income
         Smith Barney International All Cap Growth
         Smith Barney Large Cap Value
         Smith Barney Money Market
      UBS Series Trust:
         UBS U.S. Allocation Portfolio (Class I)
      Wells Fargo:
         Wells Fargo VT Asset Allocation*
         Wells Fargo VT Equity Income Fund*
         Wells Fargo VT Equity Value**
         Wells Fargo VT Large Company Growth*
         Wells Fargo VT Money Market**
         Wells Fargo VT Small Cap Growth*
         Wells Fargo VT Total Return Bond**

      *      Investments added in 2003
      **     Investments added in 2004

      The names of certain Divisions were changed during 2004. The following is a summary of current and former names for those Divisions:

                        Current Name                                                          Former Name
-----------------------------------------------------------------  -----------------------------------------------------------------
ING Investors Trust:                                               ING Investors Trust:
  ING Eagle Asset Capital Appreciation Portfolio (Service Class)     ING Eagle Asset Value Equity Portfolio (Service Class)
  ING Eagle Asset Capital Appreciation Portfolio (Advisor Class)     ING Eagle Asset Value Equity Portfolio (Advisor Class)
  ING Goldman Sachs Tollkeeper Portfolio (Service Class)             ING Goldman Sachs Internet Tollkeeper Portfolio (Service Class)
  ING Goldman Sachs Tollkeeper Portfolio (Advisor Class)             ING Goldman Sachs Internet Tollkeeper Portfolio (Advisor Class)
  ING Legg Mason Value Portfolio (Service Class)                     ING Janus Growth and Income Portfolio (Service Class)
  ING Legg Mason Value Portfolio (Advisor Class)                     ING Janus Growth and Income Portfolio (Advisor Class)
  ING JPMorgan Small Cap Equity Portfolio (Service Class)            ING JPMorgan Fleming Small Cap Equity Portfolio (Service Class)
  ING JPMorgan Small Cap Equity Portfolio (Advisor Class)            ING JPMorgan Fleming Small Cap Equity Portfolio (Advisor Class)
  ING Mercury Large Cap Growth Portfolio (Service Class)             ING Mercury Fundamental Growth Portfolio (Service Class)
  ING Mercury Large Cap Growth Portfolio (Advisor Class)             ING Mercury Fundamental Growth Portfolio (Advisor Class)
  ING Oppenheimer Main Street Portfolio (Service Class)              ING MFS(R) Research Portfolio (Service Class)
  ING Oppenheimer Main Street Portfolio (Advisor Class)              ING MFS(R) Research Portfolio (Advisor Class)

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Current Name                                                                Former Name
--------------------------------------------------------------------------  --------------------------------------------------------
ING Partners, Inc:                                                          ING Partners, Inc:
   ING American Century Select Portfolio (Service Class)                       ING Alger Growth Portfolio (Service Class)
   ING JPMorgan International Portfolio (Service Class)                        ING JPMorgan Fleming International Portfolio
                                                                                 (Service Class)
   ING Oppenheimer Global Portfolio (Service Class)                            ING MFS Global Growth Portfolio (Service Class)
   ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class      ING Alger Aggressive Growth Portfolio (Service Class)
   ING UBS U.S. Large Cap Equity Portfolio (Service Class)                     ING MFS Research Equity Portfolio (Service Class)
   ING Van Kampen Equity and Income Portfolio (Service Class)                  ING UBS Tactical Asset Allocation Portfolio
                                                                                  (Service Class)
ING Variable Insurance Trust:                                               ING Variable Insurance Trust:
   ING VP Worldwide Growth Portfolio                                           ING VIT Worldwide Growth
ING Variable Portfolios, Inc:                                               ING Variable Portfolios, Inc:
   ING VP Intermediate Bond Portfolio (Service Class)                          ING VP Bond Portfolio (Service Class)
AIM Variable Insurance Funds:                                               AIM Variable Insurance Funds:
   AIM V.I. Financial Services Fund                                            INVESCO VIF - Financial Services Fund
   AIM V.I. Health Sciences Fund                                               INVESCO VIF - Health Sciences Fund
   AIM V.I. Leisure Fund                                                       INVESCO VIF - Leisure Fund
   AIM V.I. Utilities Fund                                                     INVESCO VIF - Utilities Fund
Prudential Series Fund, Inc:                                                Prudential Series Fund, Inc:
   SP William Blair International Growth Portfolio (Class II)                  SP Jennison International Growth Portfolio (Class II)
UBS Series Trust:                                                           UBS Series Trust:
   UBS U.S. Allocation Portfolio (Class I)                                     UBS Tactical Allocation Portfolio (Class I)

      During 2004, the ING VP Growth Opportunities Portfolio (Service Class) and PIMCO High Yield Portfolio were closed to Contractowners.

2.    Significant Accounting Policies

      The following is a summary of the significant accounting policies of the
      Account:

      Use of Estimates

      The preparation of the financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

      Investments

      Investments are made in shares of a Series or Portfolio of the Trusts and are recorded at fair value, determined by the net asset value per share of the respective Series or Portfolio of the Trusts. Investment transactions in each Series or Portfolio of the Trusts are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio of the Trusts are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio of the Trusts are determined on the specific identification basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

      Federal Income Taxes

      Operations of the Account form a part of, and are taxed with, the total operations of ING USA, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of ING USA.

      Transfers

      Transfers between the Account and ING USA relate to gains and losses resulting from actual mortality experience, the full responsibility for which is assumed by ING USA, Contractowner transfers between the general account and the Divisions, and other Contractowner activity, including Contract deposits and withdrawals. Unsettled transactions as of the reporting date appear on a net basis in the line Payable to ING USA Annuity and Life Insurance Company on the Statements of Assets and Liabilities.

3.    Charges and Fees

      Prior to February 1, 2000, DVA Plus, Access, and Premium Plus Contracts each had three different death benefit options referred to as Standard, Annual Ratchet, and 7% Solution; however, in the state of Washington, the 5.5% Solution is offered instead of the 7% Solution. After February 1, 2000, DVA Plus, Access and Premium Plus each had four different death benefit options referred to as Standard, Annual Ratchet, 7% Solution and Max 7. In the state of Washington, the 5.5% Solution is offered instead of the 7% Solution and Max 5.5 is offered instead of Max 7 after February 1, 2000. ES II, Generations, Landmark and Opportunities contracts each have four different death benefit options referred to as Standard, Annual Ratchet, 7% Solution and Max 7. In the state of Washington, the 5.5% Solution is offered instead of the 7% Solution and Max 5.5 is offered instead of Max 7. Granite PrimElite has two death benefit options referred to as Standard and Annual Ratchet.

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

      Under the terms of all Contracts, certain charges are allocated to the Contracts to cover ING USA's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

      Mortality and Expense Risk Charges

      ING USA assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

      Daily charges deducted at annual rates to cover these risks follows:

                       Series                                     Annual Rates
      ------------------------------------------------------    ----------------
      DVA 80                                                          0.80 %
      DVA                                                             0.90
      DVA Series 100                                                  1.25
      DVA Plus (pre February 2000) Standard                           1.10
      DVA Plus (post January 2000) Standard                           1.15
      DVA Plus (post 2000) Standard                                   1.15
      DVA Plus (pre February 2000) Annual Ratchet                     1.25
      DVA Plus (pre February 2000) 5.5% Solution                      1.25
      DVA Plus (post January 2000) 5.5% Solution                      1.25
      DVA Plus (post 2000) 5.5% Solution                              1.30
      DVA Plus (post January 2000) Annual Ratchet                     1.30
      DVA Plus (pre February 2000) 7% Solution                        1.40
      DVA Plus (post January 2000) Max 5.5                            1.40
      DVA Plus (post 2000) Annual Ratchet                             1.40
      DVA Plus (post 2000) Max 5.5                                    1.45
      DVA Plus (post January 2000) 7% Solution                        1.50
      DVA Plus (post 2000) 7% Solution                                1.50
      DVA Plus (post January 2000) Max 7                              1.60
      DVA Plus (post 2000) Max 7                                      1.60
      Access (pre February 2000) Standard                             1.25
      Access (post January 2000) Standard                             1.30
      Access (post 2000) Standard                                     1.30
      Access (pre February 2000) Annual Ratchet                       1.40
      Access (pre February 2000) 5.5% Solution                        1.40
      Access (post January 2000) Annual Ratchet                       1.45
      Access (post January 2000) 5.5 % Solution                       1.45
      Access (post 2000) 5.5% Solution                                1.45
      Access (pre February 2000) 7% Solution                          1.55
      Access (post January 2000) Max 5.5                              1.55
      Access (post 2000) Annual Ratchet                               1.55
      Access (post 2000) Max 5.5                                      1.60
      Access (post January 2000) 7% Solution                          1.65

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                       Series                                     Annual Rates
      ------------------------------------------------------    ----------------
      Access (post 2000) 7% Solution                                  1.65 %
      Access (post April 2001) Standard                               1.65
      Access (post January 2000) Max 7                                1.75
      Access (post 2000) Max 7                                        1.75
      Access (post April 2001) 5.5% Solution                          1.80
      Access (post April 2001) Annual Ratchet                         1.90
      Access (post April 2001) Max 5.5                                1.95
      Access (post April 2001) 7% Solution                            2.00
      Access (post April 2001) Max 7                                  2.10
      Premium Plus (pre February 2000) Standard                       1.25
      Premium Plus (post January 2000) Standard                       1.30
      Premium Plus (post 2000) Standard                               1.30
      Premium Plus (pre February 2000) Annual Ratchet                 1.40
      Premium Plus (pre February 2000) 5.5% Solution                  1.40
      Premium Plus (post January 2000) Annual Ratchet                 1.45
      Premium Plus (post January 2000) 5.5% Solution                  1.45
      Premium Plus (post 2000) 5.5% Solution                          1.45
      Premium Plus (pre February 2000) 7% Solution                    1.55
      Premium Plus (post January 2000) Max 5.5                        1.55
      Premium Plus (post 2000) Annual Ratchet                         1.55
      Premium Plus (post 2000) Max 5.5                                1.60
      Premium Plus (post January 2000) 7% Solution                    1.65
      Premium Plus (post 2000) 7% Solution                            1.65
      Premium Plus (post January 2000) Max 7                          1.75
      Premium Plus (post 2000) Max 7                                  1.75
      ES II (pre 2001)                                                1.25
      ES II (post 2000) Standard                                      1.25
      ES II (post 2000) Deferred Ratchet                              1.30
      ES II (post 2000) 5.5%                                          1.40
      ES II (post 2000) Annual Ratchet                                1.50
      ES II (post 2000) Max 5.5                                       1.55
      ES II (post 2000) 7% Solution                                   1.60
      ES II (post 2000) Max 7                                         1.70
      Value Standard                                                  0.75
      Access One                                                      0.35
      Granite PrimElite-Standard                                      1.10
      Granite PrimElite-Annual Ratchet                                1.25
      Generations-Standard                                            1.25
      Generations-Deferred Ratchet                                    1.30
      Generations-Annual Ratchet                                      1.50
      Generations-7% Solution                                         1.60
      Generations-Max 7                                               1.70
      Landmark-Standard                                               1.50
      Landmark-5.5% Solution                                          1.65

 Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                       Series                                     Annual Rates
      ------------------------------------------------------    ----------------
      Landmark-Annual Ratchet                                         1.75 %
      Landmark-Max 5.5                                                1.80
      Landmark-7% Solution                                            1.85
      Landmark-Max 7                                                  1.95
      VA Option I                                                     0.80
      VA Option II                                                    1.10
      VA Option III                                                   1.25
      VA Bonus Option I                                               1.30
      VA Bonus Option II                                              1.60
      VA Bonus Option III                                             1.75
      Advantage Option I                                              2.05
      Advantage Option II                                             2.25
      Advantage Option III                                            2.40
      Rollover Choice Option I                                        0.60
      Rollover Choice Option II                                       0.80
      Rollover Choice Option III                                      0.95
      Opportunities-Standard                                          1.25
      Opportunities-5.5% Solution                                     1.40
      Opportunities-Annual Ratchet                                    1.50
      Opportunities-7% Solution                                       1.60
      Opportunities-Max 5.5                                           1.55
      Opportunities-Max 7                                             1.70
      Signature Option I                                              1.10
      Signature Option II                                             1.30
      Signature Option III                                            1.45
      Focus VA Option I                                               0.60
      Focus VA Option II                                              0.80

      Asset Based Administrative Charges

      A daily charge at an annual rate of 0.10% is deducted from assets attributable to DVA and DVA Series 100 Contracts. A daily charge at an annual rate of 0.15% is deducted from the assets attributable to the DVA Plus, Access, Premium Plus, ESII, Value, Access One, Granite PrimElite, Generations, Landmark, VA, Advantage, Rollover Choice, Focus VA, and Opportunities Contracts.

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

      Administrative Charges

      An administrative charge is deducted from the accumulation value of deferred annuity contracts to cover ongoing administrative expenses. The charge is $30 per Contract year for ES II, Value, VA, Advantage, and Rollover Choice Contracts. For DVA Series 100 and Access One Contracts there is no charge. For all other Contracts, the charge is $40. The charge is incurred at the beginning of the Contract processing period and deducted at the end of the Contract processing period. This charge had been waived for certain offerings of the Contracts.

      For certain Contracts, a minimum death benefit guarantee charge of up to $1.20 per $1,000 of guaranteed death benefit per Contract year is deducted from the accumulation value of each Contract on its anniversary date.

      Contingent Deferred Sales Charges

      Under DVA 80, DVA, DVA Plus, Premium Plus, ES II, Value, Granite PrimElite, Landmark, VA, Advantage, and Rollover Choice Contracts, a contingent deferred sales charge ("Surrender Charge") is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken. The following table reflects the Surrender Charge that is assessed based upon the date a premium payment is received.

          Complete                         Granite
       Years Elapsed                      PrimElite                   Opportunities,
       Since Premium        DVA 80          & DVA        Premium         ES II &
          Payment           & DVA           Plus           Plus        Generations       Value
      ---------------   --------------  -------------  -----------   ---------------   ---------
             0                6%             7%             8%              8%             6%
             1                5%             7%             8%              7%             6%
             2                4%             6%             8%              6%             6%
             3                3%             5%             8%              5%             5%
             4                2%             4%             7%              4%             4%
             5                1%             3%             6%              3%             3%
             6                0%             1%             5%              2%             1%
             7                0%             0%             3%              1%             0%
             8                0%             0%             1%              0%             0%
             9+               0%             0%             0%              0%             0%

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

          Complete
       Years Elapsed
       Since Premium                                 Signature       Rollover       Focus
          Payment        Advantage     Landmark         & VA          Choice          VA
      ---------------   -----------  ------------  -------------   ------------   ---------
             0               6%           6%             7%             6%            3%
             1               5%           5%             7%             6%            2%
             2               4%           4%             6%             5%            1%
             3               0%           3%             6%             4%            0%
             4               0%           0%             5%             3%            0%
             5               0%           0%             4%             2%            0%
             6               0%           0%             3%             1%            0%
             7               0%           0%             0%             0%            0%
             8               0%           0%             0%             0%            0%
             9+              0%           0%             0%             0%            0%

      Other Contract Charges

      Under DVA 80, DVA, and DVA Series 100 Contracts, a charge is deducted from the accumulation value for Contractowners taking more than one conventional partial withdrawal during a Contract year. For DVA 80 and DVA Contracts, annual distribution fees are deducted from the Contracts' accumulation values.

      Deferred Sales Load

      Under Contracts offered prior to October 1995, a sales load of up to 7.5% was assessed against each premium payment for sales-related expenses, as specified in the Contracts. For DVA Series 100, the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For DVA 80 and DVA Contracts, although the sales load is chargeable to each premium when ING USA receives it, the amount of such charge is initially advanced by ING USA to Contractowners and included in the accumulation value, and then deducted in equal installments on each Contract anniversary date over a period of six years. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

      Premium Taxes

      For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the Contractowner's state of residence and currently ranges up to 3.5% of premiums.

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

      Fees Waived by ING USA

      Certain charges and fees for various types of Contracts are currently waived by ING USA. ING USA reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

4.    Related Party Transactions

      During the year ended December 31, 2004, management and service fees were paid indirectly to Directed Services, Inc., an affiliate of the Company, in its capacity as investment manager to the ING Investors Trust. The Trust's advisory agreement provided for a fee at annual rates ranging from 0.49% to 1.60% of the average net assets of each respective Series. In addition, management and service fees were paid to ING Investments, LLC, in its capacity as investment adviser to the ING GET Fund, the ING Variable Insurance Trust, ING VP Intermediate Bond Portfolio, ING Variable Portfolios, Inc., and the ING Variable Products Trust. The Trusts' advisory agreement provided for fees at annual rates ranging from 0.35% to 1.00% of the average net assets of each respective Portfolio. Management and service fees were paid to ING Life Insurance and Annuity Company, an affiliate of the Company, in its capacity as investment adviser to ING Partners, Inc. The Trust's advisory agreement provided for a fee at annual rates ranging from 0.50% to 1.00% of the average net assets of each respective Portfolio.

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

5.    Purchases and Sales of Investment Securities

      The aggregate cost of purchases and proceeds from sales of investments follows:

                                                                                 Year ended December 31
                                                                          2004                            2003
                                                               --------------------------      --------------------------
                                                               Purchases         Sales         Purchases         Sales
                                                               ----------      ----------      ----------      ----------
                                                                                  (Dollars in thousands)
      ING GET Fund:
        ING GET Fund - Series N                                $      962      $    6,278      $      719      $    6,446
        ING GET Fund - Series P                                     3,588          26,632           3,277          37,406
        ING GET Fund - Series Q                                     4,214          26,177             143          45,984
        ING GET Fund - Series R                                     4,151          24,850             729          45,720
        ING GET Fund - Series S                                     6,065          31,503             209          68,817
        ING GET Fund - Series T                                     6,808          30,473             841          87,461
        ING GET Fund - Series U                                    10,038          31,147         260,067         108,937
        ING GET Fund - Series V                                     2,832         101,568         385,428          53,056
      ING Investors Trust:
        ING AIM Mid-Cap Growth (Service Class)                     31,365          41,164         146,376         126,554
        ING AIM Mid-Cap Growth (Advisor Class)                      3,361             492           2,750              70
        ING Alliance Mid-Cap Growth (Service Class)                82,581         109,808         202,510         156,537
        ING Alliance Mid-Cap Growth (Advisor Class)                 7,240             817           3,912             213
        ING American Funds Growth                                 659,514          10,026         126,082              --
        ING American Funds Growth-Income                          520,373           4,354          94,431              --
        ING American Funds International                          244,406           8,920          43,141             519
        ING Capital Guardian Large Cap Value (Service Class)       92,411          56,801         158,785          20,113
        ING Capital Guardian Large Cap Value (Advisor Class)        3,296             851           5,891             565
        ING Capital Guardian Managed Global (Service Class)        45,149          50,471          77,858          35,871
        ING Capital Guardian Managed Global (Advisor Class)         2,527             246           1,883             133
        ING Capital Guardian Small Cap (Service Class)             44,179          76,946         198,157         143,109
        ING Capital Guardian Small Cap (Advisor Class)              3,649             439           3,260               8
        ING Developing World (Service Class)                       66,413          43,236          67,328          47,207
        ING Developing World (Advisor Class)                        4,573             320           1,546              20
        ING Eagle Asset Capital Appreciation (Service Class)       17,435          34,037          34,721          36,843
        ING Eagle Asset Capital Appreciation (Advisor Class)          875             208             872             116
        ING Evergreen Health Sciences (Advisor Class)               2,682             111              --              --
        ING Evergreen Health Sciences (Service Class)              50,071          21,606              --              --
        ING Evergreen Omega (Advisor Class)                           300               1              --              --
        ING Evergreen Omega (Service Class)                         3,168             272              --              --
        ING FMR Diversified Mid-Cap (Service Class)                62,538          17,693          41,284           4,975
        ING FMR Diversified Mid-Cap (Advisor Class)                 4,708             233           3,042             130
        ING Goldman Sachs Tollkeeper (Service Class)               19,913          11,846          37,453           6,338
        ING Goldman Sachs Tollkeeper (Advisor Class)                2,077             766           2,452             210
        ING Hard Assets (Service Class)                            83,597          44,212          98,184          66,246

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                                                 Year ended December 31
                                                                          2004                            2003
                                                               --------------------------      --------------------------
                                                               Purchases         Sales         Purchases         Sales
                                                               ----------      ----------      ----------      ----------
                                                                                  (Dollars in thousands)
      ING Investors Trust (continued):
        ING Hard Assets (Advisor Class)                        $    6,776      $      242      $    2,370      $       93
        ING International (Service Class)                          56,127          64,177         288,321         282,883
        ING International (Advisor Class)                           3,225             256           3,936              28
        ING Janus Special Equity (Service Class)                   17,336          14,621          22,316           3,948
        ING Janus Special Equity (Advisor Class)                    1,274             193             658              39
        ING Jennison Equity Opportunities (Service Class)           8,066          61,667          59,176          85,768
        ING Jennison Equity Opportunities (Advisor Class)           1,514             180           1,388              51
        ING JPMorgan Small Cap Equity (Service Class)              85,844          17,405          46,793           1,220
        ING JPMorgan Small Cap Equity (Advisor Class)              16,622             460           9,013              77
        ING Julius Baer Foreign (Service Class)                   138,465          11,282          41,204          15,658
        ING Julius Baer Foreign (Advisor Class)                    13,068             231           2,121              60
        ING Legg Mason Value (Service Class)                       50,522          20,461          63,371           6,551
        ING Legg Mason Value (Advisor Class)                        6,512           1,342           6,371             709
        ING LifeStyle Aggressive Growth                           194,009             680              --              --
        ING LifeStyle Growth                                      435,349              --              --              --
        ING LifeStyle Moderate Growth                             427,733           6,546              --              --
        ING LifeStyle Moderate                                    206,168           6,991              --              --
        ING Limited Maturity Bond                                  30,745         192,741         135,215         170,287
        ING Liquid Assets (Service Class)                         984,305       1,111,723       1,736,952       2,014,414
        ING Liquid Assets (Advisor Class)                          27,799          23,139          12,886           9,848
        ING Marsico Growth (Service Class)                         20,227          75,368         151,832         112,858
        ING Marsico Growth (Advisor Class)                          5,783             608           7,334              88
        ING Mercury Focus Value (Service Class)                    21,036           8,111          18,337           1,751
        ING Mercury Focus Value (Advisor Class)                     1,643             134             692              37
        ING Mercury Large Cap Growth (Service Class)               10,760           5,836           9,541             725
        ING Mercury Large Cap Growth (Advisor Class)                1,423             146             660              42
        ING MFS(R) Mid-Cap Growth (Service Class)                  41,863         102,569         238,851         211,017
        ING MFS(R) Mid-Cap Growth (Advisor Class)                   6,585           1,080           8,015             205
        ING MFS(R) Total Return (Service Class)                   101,744          70,679         222,700          81,903
        ING MFS(R) Total Return (Advisor Class)                    17,278             764          14,146             242
        ING Oppenheimer Main Street (Service Class)                13,744          74,953         113,001         136,752
        ING Oppenheimer Main Street (Advisor Class)                 1,038             418           1,498             134
        ING PIMCO Core Bond (Service Class)                       147,978          90,022         213,083         139,250
        ING PIMCO Core Bond (Advisor Class)                        14,025           2,969          17,218           1,791
        ING PIMCO High Yield                                      733,793         108,155              --              --
        ING Salomon Brothers All Cap (Service Class)               45,368          69,166         106,924          38,799
        ING Salomon Brothers All Cap (Advisor Class)                7,898              91           5,067              28
        ING Salomon Brothers Investors (Service Class)             16,157          19,144          25,471          11,089
        ING Salomon Brothers Investors (Advisor Class)                996             228             556              17

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                                                 Year ended December 31
                                                                          2004                            2003
                                                                 --------------------------      --------------------------
                                                                 Purchases         Sales         Purchases         Sales
                                                                 ----------      ----------      ----------      ----------
                                                                                    (Dollars in thousands)
      ING Investors Trust (continued):
        ING T. Rowe Price Capital Appreciation (Service Class)   $  319,234      $   40,567      $  219,954      $   41,604
        ING T. Rowe Price Capital Appreciation (Advisor Class)       30,021             381          17,090             462
        ING T. Rowe Price Equity Income (Service Class)             203,104          33,530         148,931          28,175
        ING T. Rowe Price Equity Income (Advisor Class)              11,069           1,066           9,266             595
        ING UBS U.S. Balanced (Service Class)                        27,487           3,010          18,600           6,006
        ING UBS U.S. Balanced (Advisor Class)                         2,099              96             918               6
        ING Van Kampen Equity Growth (Service Class)                 10,597           2,597          22,819             517
        ING Van Kampen Equity Growth (Advisor Class)                  4,135             832           4,889              42
        ING Van Kampen Global Franchise (Service Class)              57,565           9,799          41,286           7,742
        ING Van Kampen Global Franchise (Advisor Class)              21,996             360          11,725             255
        ING Van Kampen Growth and Income (Service Class)             39,273          61,072          63,901          61,838
        ING Van Kampen Growth and Income (Advisor Class)             25,311           1,302          20,621           1,062
        ING Van Kampen Real Estate (Service Class)                  150,109          51,096         110,208          43,180
        ING Van Kampen Real Estate (Advisor Class)                    8,370             428           5,076              25
      ING Partners, Inc.:
        ING American Century Select                                     150              10              80               1
        ING American Century Small Cap Value                            241              50             136               1
        ING Baron Small Cap Growth                                    1,304           1,178             937               2
        ING JPMorgan International                                   83,006          34,320          11,322           4,006
        ING JPMorgan Mid Cap Value                                   14,241           1,328           5,429              70
        ING MFS(R) Capital Opportunities (Initial Class)              1,357             854           1,674             378
        ING MFS(R) Capital Opportunities (Service Class)                 66              58             267               2
        ING OpCap Balanced Value                                        731             179             229               2
        ING Oppenheimer Global Portfolio                              2,126             973           1,477             140
        ING PIMCO Total Return                                        1,188           1,058           1,557             214
        ING Salomon Brothers Aggressive Growth                      101,833           9,962          16,007           2,873
        ING Salomon Brothers Fundamental Value                          300             143             518               3
        ING Salomon Brothers Investors Value                            353             109             317               3
        ING T. Rowe Price Diversified Mid Cap Growth                    202             253             591             105
        ING T. Rowe Price Growth Equity                                 810             380           1,860              28
        ING UBS U.S. Large Cap Equity                                   684             164              84              --
        ING Van Kampen Comstock                                      54,500             392          33,171           1,711
        ING Van Kampen Equity and Income                                166              18              81               3

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                                                 Year ended December 31
                                                                          2004                            2003
                                                               --------------------------      --------------------------
                                                               Purchases         Sales         Purchases         Sales
                                                               ----------      ----------      ----------      ----------
                                                                                  (Dollars in thousands)
      ING Variable Insurance Trust:
        ING GET U.S. Core Portfolio - Series 1                 $    1,924      $   56,798      $  238,806      $   25,679
        ING GET U.S. Core Portfolio - Series 2                        661          59,703         166,567             464
        ING GET U.S. Core Portfolio - Series 3                    164,807          35,928           8,964               1
        ING GET U.S. Core Portfolio - Series 4                     84,641          12,329              --              --
        ING GET U.S. Core Portfolio - Series 5                     53,643          13,274              --              --
        ING GET U.S. Core Portfolio - Series 6                     60,257             492              --              --
        ING GET U.S. Core Portfolio - Series 7                      1,382             114              --              --
        ING VIT Worldwide Growth                                   10,619           9,091          19,828           6,849
      ING Variable Portfolios, Inc.:
        ING VP Balanced                                             2,073             379           1,197              42
        ING VP Growth                                                  59              17             261              56
        ING VP Index Plus LargeCap                                 69,686          10,584          62,351          13,117
        ING VP Index Plus MidCap                                   53,314           2,100          16,264           5,177
        ING VP Index Plus SmallCap                                 50,623           6,334          13,623           3,693
        ING VP Intermediate Bond                                  170,626          27,050          89,990          70,653
        ING VP International Equity                                   420             386             183               7
        ING VP Small Company                                          519             268             653              92
        ING VP Value Opportunity                                    1,564             628           1,009             169
      ING Variable Products Trust:
        ING VP Convertible                                          5,343             826           3,324             879
        ING VP Financial Services                                  22,095           8,969              --              --
        ING VP Growth and Income                                      426             461           1,606              71
        ING VP Growth Opportunities                                 4,439          31,659          13,123           1,710
        ING VP International Value                                  1,007             451             576             171
        ING VP LargeCap Growth                                         76             309           1,248             768
        ING VP MagnaCap                                             5,037           4,968          12,289           2,104
        ING VP MidCap Opportunities                                36,964           7,246             223               1
        ING VP SmallCap Opportunities                              19,063          14,965          46,178           4,073
      AIM Variable Insurance Funds:
        AIM V.I. Capital Appreciation                                  --              11              66              24
        AIM V.I. Core Equity                                           17              42             105               1
        AIM V.I. Dent Demographic Trends                           24,782          20,144          42,067           4,254
        AIM V.I. Financial Services                                19,553          27,143          58,467          31,710
        AIM V.I. Growth                                             1,403             424           1,911             427
        AIM V.I. Health Sciences                                   34,035          34,514          81,144          38,138
        AIM V.I. Leisure                                           20,612           5,142          24,801           1,312
        AIM V.I. Premier Equity                                        19              42              88              17
        AIM V.I. Utilities                                         58,506          18,721          19,832           3,235

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                                                 Year ended December 31
                                                                          2004                            2003
                                                               --------------------------      --------------------------
                                                               Purchases         Sales         Purchases         Sales
                                                               ----------      ----------      ----------      ----------
                                                                                  (Dollars in thousands)
      AllianceBernstein Variable Products Series Fund, Inc.:
        AllianceBernstein Growth and Income                    $    6,480      $    2,462      $    5,730      $      902
        AllianceBernstein Premier Growth                            1,552             591           2,862           2,017
        AllianceBernstein Value                                     3,959           1,147           3,623             943
      Fidelity Variable Insurance Products Fund:
        Fidelity(R) VIP Equity-Income                              99,758          19,295         118,197          17,735
        Fidelity(R) VIP Growth                                     79,611          31,124         188,912          51,570
        Fidelity(R) VIP Contrafund(R)                              21,253             945          14,431             521
        Fidelity(R) VIP Overseas                                    2,374           2,803           7,214           6,453
      Franklin Templeton Variable Insurance Products Trust:
        Franklin Small Cap Value Securities                           718              80             180               3
      Goldman Sachs Asset Management, L.P.:
        ING Goldman Sachs(R) Capital Growth                             8              --              --              --
      Greenwich Street Series Fund:
        Greenwich Appreciation                                         29             112              34              86
      Janus Aspen Series:
        Janus Aspen Series Balanced                                   572             992           3,875             252
        Janus Aspen Series Flexible Income                            622             672           2,046             473
        Janus Aspen Series Growth                                      87             360             742              84
        Janus Aspen Series Worldwide Growth                         1,344           2,022          19,777          17,513
      Liberty Variable Insurance Trust:
        Colonial Small Cap Value                                  176,508           3,208          38,705             642
      Liberty Variable Series:
        Liberty Asset Allocation                                       14              56             575              84
        Liberty Equity                                                  5              75              98              74
        Liberty Federal Securities                                     24              19             124              40
        Liberty Small Company Growth                                   38              38              62              17
      Oppenheimer Variable Accounts Fund:
        Oppenheimer Global Securities                               4,520             869           2,204              27
        Oppenheimer Strategic Bond                                  1,482             745             968             317
      PIMCO Variable Insurance Trust:
        PIMCO High Yield                                           74,851         671,104         412,507         166,432
        PIMCO StocksPLUS Growth and Income                          2,943          37,022          27,584          64,388
      Pioneer Variable Contracts Trust:
        Pioneer Equity-Income VCT                                     738             250             718              13
        Pioneer Fund VCT                                           27,319          13,804          39,976           6,474
        Pioneer Mid-Cap Value VCT                                 237,923          13,055         104,888           2,103
        Pioneer Small Company VCT                                   2,425           1,757           2,653             706

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                                                 Year ended December 31
                                                                          2004                            2003
                                                               --------------------------      --------------------------
                                                               Purchases         Sales         Purchases         Sales
                                                               ----------      ----------      ----------      ----------
                                                                                  (Dollars in thousands)
      ProFunds VP:
        ProFund VP Bull                                        $  284,834      $  270,174      $  255,458      $  213,494
        ProFund VP Europe 30                                      103,358         102,359         145,136         133,466
        ProFund VP Rising Rates Opportunity                       108,121          70,102          32,296           8,593
        ProFund VP Small Cap                                      325,266         317,292         317,059         247,916
      Prudential Series Fund, Inc.:
        Jennison                                                   12,409           9,611          19,753          11,282
        SP William Blair International Growth                      63,882          38,037          74,583          33,468
      Putnam Variable Trust:
        Putnam VT Discovery Growth                                    248             590           1,239             364
        Putnam VT Growth and Income                                   577             707           1,626             641
        Putnam VT International Growth and Income                     897           2,244           1,554           1,314
      Travelers Series Fund Inc.:
        Smith Barney High Income                                       22              71              25              89
        Smith Barney International All Cap Growth                       7              46              10              36
        Smith Barney Large Cap Value                                   21              39              32              82
        Smith Barney Money Market                                       9              22              34             127
      UBS Series Trust:
        UBS U.S. Allocation Portfolio                               1,684             948           2,728             335
      Wells Fargo Variable Trust:
        Wells Fargo VT Asset Allocation                             2,023             255              25              --
        Wells Fargo VT Equity Income                                  836              20              11              --
        Wells Fargo VT Equity Value                                   214              16              --              --
        Wells Fargo VT Large Company Growth                         2,203              75              33              --
        Wells Fargo VT Money Market                                 2,779           2,410
        Wells Fargo VT Small Cap Growth                               515               9               7              --
        Wells Fargo VT Total Return Bond                              504              14              --              --

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

6.    Changes in Units

      The changes in units outstanding for the years ended December 31, 2004 and 2003 are shown in the following table. The activity includes Contractowners electing to update a DVA 100 or DVA Series 100 Contract to a DVA Contract. Updates to DVA Contracts resulted in both a redemption (surrender of the old Contract) and an issue (acquisition of the new Contract).

                                                                                  Year ended December 31
                                                                       2004                                   2003
                                                        ------------------------------------  --------------------------------------
                                                           Units      Units     Net Increase     Units         Units    Net Increase
                                                           Issued    Redeemed    (Decrease)     Issued       Redeemed    (Decrease)
                                                        ---------- -----------  ------------  -----------  -----------  ------------
ING GET Fund:
  ING GET Fund - Series N                                   64,321     613,209     (548,888)        2,813      582,838     (580,025)
  ING GET Fund - Series P                                  206,415   2,637,868   (2,431,453)      427,496    3,875,525   (3,448,029)
  ING GET Fund - Series Q                                  391,384   2,691,943   (2,300,559)      540,093    4,702,920   (4,162,827)
  ING GET Fund - Series R                                  122,580   2,229,403   (2,106,823)      662,537    4,700,603   (4,038,066)
  ING GET Fund - Series S                                  300,318   3,029,233   (2,728,915)      778,306    7,069,347   (6,291,041)
  ING GET Fund - Series T                                  131,731   2,717,087   (2,585,356)    1,110,001    9,134,206   (8,024,205)
  ING GET Fund - Series U                                  480,341   3,067,510   (2,587,169)   27,424,655   11,466,254   15,958,401
  ING GET Fund - Series V                                  577,285  10,404,006   (9,826,721)   39,493,072    5,925,624   33,567,448
ING Investors Trust:
  ING AIM Mid-Cap Growth (Service Class)                 6,367,568   6,878,476     (510,908)   20,239,308   18,505,860    1,733,448
  ING AIM Mid-Cap Growth (Advisor Class)                   301,808      69,494      232,314       244,294       17,832      226,462
  ING Alliance Mid-Cap Growth (Service Class)           13,060,531  14,440,337   (1,379,806)   30,683,632   27,132,870    3,550,762
  ING Alliance Mid-Cap Growth (Advisor Class)              544,617     134,006      410,611       289,350       33,689      255,661
  ING American Funds Growth                             75,588,327  15,707,624   59,880,703    13,769,489    1,471,401   12,298,088
  ING American Funds Growth-Income                      56,799,845  10,075,723   46,724,122    10,140,145    1,034,017    9,106,128
  ING American Funds International                      26,252,480   6,740,245   19,512,235     4,737,237      831,014    3,906,223
  ING Capital Guardian Large Cap Value (Service Class)  22,692,356  18,431,317    4,261,039    31,963,365   15,626,833   16,336,532
  ING Capital Guardian Large Cap Value (Advisor Class)     288,524      91,322      197,202       626,639      164,468      462,171
  ING Capital Guardian Managed Global (Service Class)    6,322,929   6,348,593      (25,664)    9,589,344    6,596,769    2,992,575
  ING Capital Guardian Managed Global (Advisor Class)      211,856      36,460      175,396       160,376       13,074      147,302

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                                                  Year ended December 31
                                                                       2004                                   2003
                                                        ------------------------------------  --------------------------------------
                                                           Units      Units     Net Increase     Units         Units    Net Increase
                                                           Issued    Redeemed    (Decrease)     Issued       Redeemed    (Decrease)
                                                        ----------  ----------  ------------  -----------  -----------  ------------
ING Investors Trust (continued):
  ING Capital Guardian Small Cap (Service Class)         9,459,624  11,003,388   (1,543,764)   23,836,823   20,086,014    3,750,809
  ING Capital Guardian Small Cap (Advisor Class)           343,922      71,576      272,346       288,617       11,915      276,702
  ING Developing World (Service Class)                  12,456,786   9,987,288    2,469,498    13,707,508   11,144,731    2,562,777
  ING Developing World (Advisor Class)                     395,322      68,567      326,755       141,785        9,786      131,999
  ING Eagle Asset Capital Appreciation (Service Class)   2,786,084   3,577,865     (791,781)    5,456,564    5,513,235      (56,671)
  ING Eagle Asset Capital Appreciation (Advisor Class)      74,900      18,648       56,252        91,756       16,399       75,357
  ING Evergreen Health Sciences (Advisor Class)            579,944     303,171      276,773            --           --           --
  ING Evergreen Health Sciences (Service Class)          6,228,198   3,256,326    2,971,872            --           --           --
  ING Evergreen Omega (Advisor Class)                       37,746       7,391       30,355            --           --           --
  ING Evergreen Omega (Service Class)                      360,779      70,644      290,135            --           --           --
  ING FMR Diversified Mid-Cap (Service Class)           10,437,113   5,910,228    4,526,885     9,117,415    4,385,125    4,732,290
  ING FMR Diversified Mid-Cap (Advisor Class)              410,416      47,280      363,136       312,293       32,870      279,423
  ING Goldman Sachs Tollkeeper (Service Class)           6,188,180   4,839,831    1,348,349     9,293,284    3,690,700    5,602,584
  ING Goldman Sachs Tollkeeper (Advisor Class)             180,026      77,669      102,357       202,253       27,084      175,169
  ING Hard Assets (Service Class)                        8,858,384   6,870,066    1,988,318     9,957,046    8,031,960    1,925,086
  ING Hard Assets (Advisor Class)                          554,121      72,967      481,154       214,555       17,599      196,956
  ING International (Service Class)                     11,054,022  11,852,585     (798,563)   45,122,881   44,094,402    1,028,479
  ING International (Advisor Class)                        309,609      64,971      244,638       392,995       17,995      375,000
  ING Janus Special Equity (Service Class)               3,756,173   3,411,660      344,513     4,712,526    2,282,039    2,430,487
  ING Janus Special Equity (Advisor Class)                  99,416      20,158       79,258        54,493        3,864       50,629
  ING Jennison Equity Opportunities (Service Class)      2,320,241   4,888,803   (2,568,562)    7,487,170    8,997,369   (1,510,199)
  ING Jennison Equity Opportunities (Advisor Class)        136,480      25,675      110,805       134,102        6,870      127,232
  ING JPMorgan Small Cap Equity (Service Class)         11,358,419   5,293,354    6,065,065     6,441,180    1,314,781    5,126,399
  ING JPMorgan Small Cap Equity (Advisor Class)          1,530,599     236,392    1,294,207       886,242       51,332      834,910
  ING Julius Baer Foreign (Service Class)               17,924,576   6,065,652   11,858,924     5,465,920    2,801,803    2,664,117

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------


                                                                                  Year ended December 31
                                                                       2004                                   2003
                                                        ------------------------------------  --------------------------------------
                                                           Units      Units     Net Increase     Units         Units    Net Increase
                                                           Issued    Redeemed    (Decrease)     Issued       Redeemed    (Decrease)
                                                        ---------- -----------  ------------  -----------  -----------  ------------
ING Investors Trust (continued):
  ING Julius Baer Foreign (Advisor Class)               1,127,353       85,637    1,041,716       208,049       21,627      186,422
  ING Legg Mason Value (Service Class)                 12,506,118    8,611,957    3,894,161    15,080,009    7,058,656    8,021,353
  ING Legg Mason Value (Advisor Class)                    688,527      218,299      470,228       676,501      120,816      555,685
  ING LifeStyle Aggressive Growth                      21,033,612    1,931,339   19,102,273            --           --           --
  ING LifeStyle Growth                                 47,731,376    4,965,325   42,766,051            --           --           --
  ING LifeStyle Moderate Growth                        47,027,641    5,538,710   41,488,931            --           --           --
  ING LifeStyle Moderate                               23,846,235    4,237,375   19,608,860            --           --           --
  ING Limited Maturity Bond                             3,951,500   12,903,915   (8,952,415)   22,024,027   23,493,026   (1,468,999)
  ING Liquid Assets (Service Class)                   216,515,479  224,353,188   (7,837,709)  263,960,840  281,659,270  (17,698,430)
  ING Liquid Assets (Advisor Class)                     4,879,503    4,398,971      480,532     1,605,225    1,295,814      309,411
  ING Marsico Growth (Service Class)                   12,587,344   15,715,894   (3,128,550)   27,316,330   23,711,846    3,604,484
  ING Marsico Growth (Advisor Class)                      545,585      111,337      434,248       692,233       47,674      644,559
  ING Mercury Focus Value (Service Class)               2,512,205    1,475,004    1,037,201     2,390,740      669,562    1,721,178
  ING Mercury Focus Value (Advisor Class)                 125,017       16,039      108,978        62,575        5,799       56,776
  ING Mercury Large Cap Growth (Service Class)          1,178,993      813,285      365,708     1,342,793      314,981    1,027,812
  ING Mercury Large Cap Growth (Advisor Class)            112,331       14,577       97,754        68,767        7,459       61,308
  ING MFS(R) Mid-Cap Growth (Service Class)             7,269,565    9,553,963   (2,284,398)   25,134,567   23,309,608    1,824,959
  ING MFS(R) Mid-Cap Growth (Advisor Class)               615,076      166,789      448,287       730,445       64,597      665,848
  ING MFS(R) Total Return (Service Class)              15,117,511   13,582,514    1,534,997    24,648,572   17,000,181    7,648,391
  ING MFS(R) Total Return (Advisor Class)               1,686,186      260,363    1,425,823     1,428,064      107,319    1,320,745
  ING Oppenheimer Main Street (Service Class)           3,398,796    6,443,036   (3,044,240)   13,516,901   14,641,938   (1,125,037)
  ING Oppenheimer Main Street (Advisor Class)              97,762       43,594       54,168       151,542       20,594      130,948
  ING PIMCO Core Bond (Service Class)                  26,660,244   22,711,549    3,948,695    41,045,236   35,097,502    5,947,734
  ING PIMCO Core Bond (Advisor Class)                   1,674,344      660,365    1,013,979     2,063,501      587,700    1,475,801
  ING PIMCO High Yield                                 85,351,103   24,705,684   60,645,419            --           --           --

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                                                  Year ended December 31
                                                                       2004                                   2003
                                                         -----------------------------------  --------------------------------------
                                                           Units      Units     Net Increase     Units         Units    Net Increase
                                                           Issued    Redeemed    (Decrease)     Issued       Redeemed    (Decrease)
                                                         ---------- -----------  -----------   ----------  -----------  ------------
ING Investors Trust (continued):
  ING Salomon Brothers All Cap (Service Class)           11,637,087  13,216,432   (1,579,345)  21,857,383   14,656,980    7,200,403
  ING Salomon Brothers All Cap (Advisor Class)              740,039      97,133      642,906      477,684       24,492      453,192
  ING Salomon Brothers Investors (Service Class)          3,755,224   3,916,972     (161,748)   5,618,795    3,949,522    1,669,273
  ING Salomon Brothers Investors (Advisor Class)             95,637      32,657       62,980       55,667        5,391       50,276
  ING T. Rowe Price Capital Appreciation (Service Class)  2,706,534     324,111    2,382,423   18,480,713   11,934,957    6,545,756
  ING T. Rowe Price Capital Appreciation (Advisor Class) 19,311,344  11,231,852    8,079,492    1,667,923      111,132    1,556,791
  ING T. Rowe Price Equity Income (Service Class)        16,345,689   9,114,667    7,231,022   13,716,461    7,870,709    5,845,752
  ING T. Rowe Price Equity Income (Advisor Class)         1,066,058     234,653      831,405      946,179      115,013      831,166
  ING UBS U.S. Balanced (Service Class)                   5,674,595   2,707,870    2,966,725    3,555,272    1,900,413    1,654,859
  ING UBS U.S. Balanced (Advisor Class)                     198,541      15,839      182,702       85,480          597       84,883
  ING Van Kampen Equity Growth (Service Class)            1,729,498     845,176      884,322    3,278,306      691,267    2,587,039
  ING Van Kampen Equity Growth (Advisor Class)              439,989     136,842      303,147      481,686       23,976      457,710
  ING Van Kampen Global Franchise (Service Class)         7,748,385   3,378,092    4,370,293    6,033,511    2,399,718    3,633,793
  ING Van Kampen Global Franchise (Advisor Class)         2,168,072     282,709    1,885,363    1,292,472      134,695    1,157,777
  ING Van Kampen Growth and Income (Service Class)        6,481,973   7,172,507     (690,534)   9,697,228    9,299,298      397,930
  ING Van Kampen Growth and Income (Advisor Class)        2,389,262     386,619    2,002,643    2,180,618      321,267    1,859,351
  ING Van Kampen Real Estate (Service Class)              7,329,250   4,869,555    2,459,695    7,319,516    5,201,384    2,118,132
  ING Van Kampen Real Estate (Advisor Class)                685,644     124,055      561,589      505,929       53,365      452,564
ING Partners, Inc.:
  ING American Century Select                                15,857       1,079       14,778       12,186        2,782        9,404
  ING American Century Small Cap Value                       20,365       6,495       13,870       14,721          287       14,434
  ING Baron Small Cap Growth                                122,116     112,110       10,006       90,459        1,243       89,216
  ING JPMorgan International                              8,455,184   4,513,734    3,941,450    1,355,419      677,674      677,745
  ING JPMorgan Mid Cap Value                              1,381,958     333,892    1,048,066      527,569       33,903      493,666
  ING MFS(R) Capital Opportunities (Initial Class)          202,727     137,202       65,525      275,325       95,137      180,188

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                                                Year ended December 31
                                                                     2004                                   2003
                                                     --------------------------------------   -------------------------------------
                                                        Units        Units     Net Increase    Units        Units      Net Increase
                                                       Issued      Redeemed     (Decrease)     Issued      Redeemed     (Decrease)
                                                     ----------    ---------   ------------   ---------    ---------   ------------
ING Partners, Inc. (continued):
  ING MFS(R) Capital Opportunities (Service Class)        5,806        6,275           (469)     32,298           15         32,283
  ING OpCap Balanced Value                               83,481       35,307         48,174      23,882           68         23,814
  ING Oppenheimer Global Portfolio                      207,068      103,498        103,570     160,424       22,562        137,862
  ING PIMCO Total Return                                128,481      113,217         15,264     158,515       37,896        120,619
  ING Salomon Brothers Aggressive Growth             12,566,803    4,119,061      8,447,742   1,900,446      615,504      1,284,942
  ING Salomon Brothers Fundamental Value                 41,331       28,946         12,385      62,039        7,006         55,033
  ING Salomon Brothers Investors Value                   35,106       14,339         20,767      37,838        2,273         35,565
  ING T. Rowe Price Diversified Mid Cap Growth           17,410       24,171         (6,761)     65,235       12,689         52,546
  ING T. Rowe Price Growth Equity                        91,968       53,555         38,413     227,525       17,367        210,158
  ING UBS U.S. Large Cap Equity                          74,372       24,008         50,364      10,430           37         10,393
  ING Van Kampen Comstock                             5,849,429      856,698      4,992,731   4,136,428      795,326      3,341,102
  ING Van Kampen Equity and Income                       15,430        1,653         13,777      10,498        1,710          8,788
ING Variable Insurance Trust:
  ING GET U.S. Core Portfolio - Series 1                786,470    5,870,005     (5,083,535) 24,292,343    2,721,588     21,570,755
  ING GET U.S. Core Portfolio - Series 2                284,401    5,831,059     (5,546,658) 16,910,671      218,793     16,691,878
  ING GET U.S. Core Portfolio - Series 3             17,473,102    4,327,611     13,145,491     915,632       18,683        896,949
  ING GET U.S. Core Portfolio - Series 4              8,890,302    1,510,553      7,379,749          --           --             --
  ING GET U.S. Core Portfolio - Series 5              9,976,793    5,856,100      4,120,693          --           --             --
  ING GET U.S. Core Portfolio - Series 6              6,067,558       75,852      5,991,706          --           --             --
  ING GET U.S. Core Portfolio - Series 7                149,001       22,160        126,841          --           --             --
  ING VP Worldwide Growth                             2,944,895    2,672,560        272,335   5,334,548    2,955,189      2,379,359
ING Variable Portfolios, Inc.:
  ING VP Balanced                                       195,990       46,898        149,092     116,275        6,785        109,490
  ING VP Growth                                           5,702        2,129          3,573      39,910       14,404         25,506
  ING VP Index Plus LargeCap                         11,303,638    4,802,284      6,501,354   9,215,533    3,211,932      6,003,601

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                                                  Year ended December 31
                                                                       2004                                   2003
                                                        ----------------------------------------------------------------------------
                                                           Units      Units     Net Increase     Units         Units    Net Increase
                                                           Issued    Redeemed    (Decrease)     Issued       Redeemed    (Decrease)
                                                        ---------- -----------  ------------  -----------  -----------  ------------
ING Variable Portfolios, Inc. (continued):
  ING VP Index Plus MidCap                               6,090,329   1,341,734     4,748,595    2,015,920      923,833    1,092,087
  ING VP Index Plus SmallCap                             5,631,848   1,665,934     3,965,914    1,534,395      579,748      954,647
  ING VP Intermediate Bond                              22,505,906  11,088,382    11,417,524   15,174,268   13,388,596    1,785,672
  ING VP International Equity                               37,775      34,058         3,717       20,184        2,092       18,092
  ING VP Small Company                                      49,441      29,684        19,757       74,835       13,928       60,907
  ING VP Value Opportunity                                 209,354     103,472       105,882      159,786       42,748      117,038
ING Variable Products Trust:
  ING VP Convertible                                       536,900     176,656       360,244      330,356      111,896      218,460
  ING VP Financial Services                              2,485,809   1,198,601     1,287,208           --           --           --
  ING VP Growth and Income                                  66,391      70,531        (4,140)     161,032       18,186      142,846
  ING VP Growth Opportunities                              926,830   4,748,989    (3,822,159)   3,154,558    1,227,767    1,926,791
  ING VP International Value                                87,388      41,378        46,010       61,584       18,501       43,083
  ING VP LargeCap Growth                                     4,910      36,841       (31,931)     198,724      122,054       76,670
  ING VP MagnaCap                                          923,075     920,327         2,748    2,070,135      782,965    1,287,170
  ING VP MidCap Opportunities                            5,874,890   1,621,167     4,253,723       26,831            8       26,823
  ING VP SmallCap Opportunities                          6,848,247   5,962,973       885,274   12,410,160    4,513,193    7,896,967
AIM Variable Insurance Funds:
  AIM V.I. Capital Appreciation                                 49       1,192        (1,143)       7,484        3,211        4,273
  AIM V.I. Core Equity                                       5,713       8,102        (2,389)      12,098            8       12,090
  AIM V.I. Dent Demographic Trends                       4,474,151   3,960,367       513,784    6,647,819    2,292,483    4,355,336
  AIM V.I. Financial Services                            3,109,211   3,875,618      (766,407)   9,715,318    6,670,182    3,045,136
  AIM V.I. Growth                                          212,236     104,369       107,867      274,535       93,371      181,164
  AIM V.I. Health Sciences                               5,627,623   5,593,668        33,955   15,231,350   10,188,192    5,043,158
  AIM V.I. Leisure                                       2,980,300   1,498,741     1,481,559    3,256,460      748,922    2,507,538

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                                                  Year ended December 31
                                                                       2004                                   2003
                                                        ------------------------------------  --------------------------------------
                                                           Units      Units     Net Increase     Units         Units    Net Increase
                                                           Issued    Redeemed    (Decrease)     Issued       Redeemed    (Decrease)
                                                        ---------- -----------  ------------  -----------  -----------  ------------
AIM Variable Insurance Funds (continued):
  AIM V.I. Premier Equity                                    5,313       7,862        (2,549)      10,766        3,838        6,928
  AIM V.I. Utilities                                    10,376,171   5,350,940     5,025,231    4,192,548    1,736,129    2,456,419
AllianceBernstein Variable Products Series Fund, Inc.:
  AllianceBernstein Growth and Income                      901,268     489,768       411,500      812,719      251,537      561,182
  AllianceBernstein Premier Growth                         238,144     115,265       122,879      460,022      333,463      126,559
  AllianceBernstein Value                                  449,557     190,480       259,077      472,742      183,509      289,233
Fidelity Variable Insurance Products Fund:
  Fidelity(R) VIP Equity-Income                         15,974,411   8,088,620     7,885,791   18,102,244    6,614,886   11,487,358
  Fidelity(R) VIP Growth                                17,702,973  11,537,580     6,165,393   38,300,438   19,520,348   18,780,090
  Fidelity(R) VIP Contrafund(R)                          2,424,237     592,522     1,831,715    1,779,394      347,498    1,431,896
  Fidelity(R) VIP Overseas                                 429,979     465,748       (35,769)     613,141      545,358       67,783
Franklin Templeton Variable Insurance Products Trust:
  Franklin Small Cap Value Securities                       59,719      10,625        49,094       18,497          377       18,120
Goldman Sachs Asset Management, L.P.:
  ING Goldman Sachs(R) Capital Growth                          715          --           715           --           --           --
Greenwich Street Series Fund:
  Greenwich Appreciation                                     1,423       6,059        (4,636)       2,140        5,725       (3,585)
Janus Aspen Series:
  Janus Aspen Series Balanced                               64,028     110,191       (46,163)     421,393       47,868      373,525
  Janus Aspen Series Flexible Income                        65,161      76,872       (11,711)     181,934       42,626      139,308
  Janus Aspen Series Growth                                  9,439      37,825       (28,386)      92,866       16,222       76,644
  Janus Aspen Series Worldwide Growth                      195,914     292,022       (96,108)   3,066,592    2,725,678      340,914
Liberty Variable Insurance Trust:
  Colonial Small Cap Value                              15,593,700   4,114,890    11,478,810    3,666,414      699,990    2,966,424


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                                                  Year ended December 31
                                                                       2004                                   2003
                                                        ------------------------------------  --------------------------------------
                                                           Units      Units     Net Increase     Units         Units    Net Increase
                                                           Issued    Redeemed    (Decrease)     Issued       Redeemed    (Decrease)
                                                        ---------  -----------  ------------  -----------  -----------  ------------
Liberty Variable Series:
  Liberty Asset Allocation                                  1,591        5,473       (3,882)       58,374        8,193       50,181
  Liberty Equity                                            1,173        9,294       (8,121)       17,945       11,418        6,527
  Liberty Federal Securities                                3,053        2,920          133        12,474        3,869        8,605
  Liberty Small Company Growth                              2,769        2,815          (46)        6,299        1,313        4,986
Oppenheimer Variable Accounts Fund:
  Oppenheimer Global Securities                           408,821      110,335      298,486       243,106       13,364      229,742
  Oppenheimer Strategic Bond                              141,292       78,096       63,196        88,167       29,331       58,836
PIMCO Variable Insurance Trust:
  PIMCO High Yield                                     15,271,772   67,096,288  (51,824,516)   70,549,933   50,078,253   20,471,680
  PIMCO StocksPLUS Growth and Income                      600,739    3,897,527   (3,296,788)    8,167,955   12,300,696   (4,132,741)
Pioneer Variable Contracts Trust:
  Pioneer Equity-Income VCT                                73,687       33,357       40,330        91,561       14,035       77,526
  Pioneer Fund VCT                                      5,213,322    3,657,765    1,555,557     6,575,983    2,345,851    4,230,132
  Pioneer Mid-Cap Value VCT                            26,376,159    9,240,635   17,135,524    12,983,227    3,520,104    9,463,123
  Pioneer Small Company VCT                               354,116      275,573       78,543       380,789      153,965      226,824
ProFunds VP:
  ProFund VP Bull                                      55,424,308   53,765,800    1,658,508    45,236,028   39,510,148    5,725,880
  ProFund VP Europe 30                                 17,062,474   17,028,038       34,436    27,515,639   26,105,711    1,409,928
  ProFund VP Rising Rates Opportunity                  18,522,111   14,587,034    3,935,077     3,678,414    1,221,881    2,456,533
  ProFund VP Small Cap                                 46,946,165   46,811,229      134,936    51,869,933   44,621,619    7,248,314
Prudential Series Fund, Inc.:
  Jennison                                              4,080,907    3,398,226      682,681     7,101,405    5,126,319    1,975,086
  SP William Blair International Growth                18,244,333   13,546,580    4,697,753    20,418,826   11,908,116    8,510,710

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                                                  Year ended December 31
                                                                       2004                                   2003
                                                        ------------------------------------  --------------------------------------
                                                           Units      Units     Net Increase     Units         Units    Net Increase
                                                           Issued    Redeemed    (Decrease)     Issued       Redeemed    (Decrease)
                                                        ---------  -----------  ------------  -----------  -----------  ------------
Putnam Variable Trust:
  Putnam VT Discovery Growth                               43,907       83,771      (39,864)      210,296       78,555      131,741
  Putnam VT Growth and Income                              94,075      108,126      (14,051)      245,886      127,759      118,127
  Putnam VT International Growth and Income               101,451      217,479     (116,028)      218,826      196,346       22,480
Travelers Series Fund Inc.:
  Smith Barney High Income                                     45        4,554       (4,509)          453        7,012       (6,559)
  Smith Barney International All Cap Growth                   472        3,802       (3,330)          996        3,826       (2,830)
  Smith Barney Large Cap Value                                827        1,861       (1,034)        1,738        5,226       (3,488)
  Smith Barney Money Market                                19,938       20,966       (1,028)       20,411       27,723       (7,312)
UBS Series Trust:
  UBS U.S. Allocation Portfolio                           201,093      117,357       83,736       360,783       67,068      293,715
Wells Fargo Variable Trust:
  Wells Fargo VT Asset Allocation                         232,512       68,839      163,673         2,338            1        2,337
  Wells Fargo VT Equity Income                             97,629       23,264       74,365           982           --          982
  Wells Fargo VT Equity Value                              21,154        3,142       18,012            --           --           --
  Wells Fargo VT Large Company Growth                     239,082       24,349      214,733         3,283           --        3,283
  Wells Fargo VT Money Market                             386,550      349,027       37,523            --           --           --
  Wells Fargo VT Small Cap Growth                          48,232        1,003       47,229           661           --          661
  Wells Fargo VT Total Return Bond                         60,711       14,118       46,593            --           --           --

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

1.    Unit Summary

      Accumulation unit value information for units outstanding, by Contract type, as of December 31, 2004 follows:


                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING GET Fund - Series N
      Contracts in accumulation period:
          Band 26                                                            234,471.800      $         10.40      $     2,438,507
          Band 27                                                            135,962.606                10.29            1,399,055
          Band 28                                                            110,947.502                10.24            1,136,102
          Band 29                                                            574,739.690                10.22            5,873,840
          Band 30                                                            405,682.009                10.11            4,101,445
          Band 31                                                            271,568.075                10.06            2,731,975
                                                                         ---------------                           ---------------
                                                                           1,733,371.682                           $    17,680,924
                                                                         ===============                           ===============

      ING GET Fund - Series P
      Contracts in accumulation period:
          Band 9                                                             109,347.669      $         10.04      $     1,097,851
          Band 13                                                             34,748.567                 9.97              346,443
          Band 15                                                             19,864.482                 9.92              197,056
          Band 26                                                            900,926.105                10.26            9,243,502
          Band 27                                                            734,115.239                10.15            7,451,270
          Band 28                                                            275,571.958                10.10            2,783,277
          Band 29                                                          2,832,857.525                10.09           28,583,532
          Band 30                                                          2,339,100.477                 9.98           23,344,223
          Band 31                                                          1,202,429.895                 9.93           11,940,129
                                                                         ---------------                           ---------------
                                                                           8,448,961.917                           $    84,987,283
                                                                         ===============                           ===============

      ING GET Fund - Series Q
      Contracts in accumulation period:
          Band 9                                                             597,996.181      $         10.30      $     6,159,361
          Band 13                                                            168,369.656                10.24            1,724,105
          Band 15                                                             69,180.552                10.19              704,950
          Band 26                                                          1,182,346.190                10.51           12,426,458
          Band 27                                                          1,023,888.045                10.41           10,658,675
          Band 28                                                            320,088.233                10.36            3,316,114
          Band 29                                                          2,770,575.613                10.35           28,675,458
          Band 30                                                          2,438,662.631                10.25           24,996,292
          Band 31                                                          1,110,414.738                10.20           11,326,230
          Band 32                                                            496,149.217                10.12            5,021,030
          Band 33                                                            134,158.433                10.05            1,348,292
          Band 34                                                             77,247.191                10.01              773,244
          Band 35                                                              2,491.907                10.58               26,364
                                                                         ---------------                           ---------------
                                                                          10,391,568.587                           $   107,156,573
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING GET Fund - Series R
      Contracts in accumulation period:
          Band 9                                                             818,867.138      $         10.54      $     8,630,860
          Band 13                                                            156,691.268                10.48            1,642,124
          Band 15                                                             77,591.425                10.44              810,054
          Band 26                                                          1,359,306.001                10.73           14,585,353
          Band 27                                                            707,401.059                10.64            7,526,747
          Band 28                                                            330,988.748                10.60            3,508,481
          Band 29                                                          2,660,511.289                10.58           28,148,209
          Band 30                                                          2,186,742.705                10.49           22,938,931
          Band 31                                                          1,108,138.489                10.45           11,580,047
          Band 32                                                            733,779.482                10.36            7,601,955
          Band 33                                                            319,213.176                10.30            3,287,896
          Band 34                                                            289,866.380                10.26            2,974,029
          Band 35                                                             12,451.490                10.80              134,476
          Band 36                                                              4,162.909                10.74               44,710
                                                                         ---------------                           ---------------
                                                                          10,765,711.559                           $   113,413,872
                                                                         ===============                           ===============

      ING GET Fund - Series S
      Contracts in accumulation period:
          Band 9                                                             716,525.110      $         10.45      $     7,487,687
          Band 13                                                            435,720.214                10.40            4,531,490
          Band 15                                                            211,279.527                10.36            2,188,856
          Band 26                                                          1,614,511.794                10.63           17,162,260
          Band 27                                                            664,984.384                10.55            7,015,585
          Band 28                                                            201,659.562                10.51            2,119,442
          Band 29                                                          3,454,011.273                10.49           36,232,578
          Band 30                                                          2,283,276.347                10.41           23,768,907
          Band 31                                                          1,196,207.533                10.37           12,404,672
          Band 32                                                          1,071,756.848                10.30           11,039,096
          Band 33                                                            722,423.290                10.24            7,397,614
          Band 34                                                            255,657.176                10.20            2,607,703
          Band 35                                                             14,728.364                10.69              157,446
          Band 36                                                              4,791.599                10.63               50,935
                                                                         ---------------                           ---------------
                                                                          12,847,533.021                           $   134,164,271
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING GET Fund - Series T
      Contracts in accumulation period:
          Band 6                                                              40,068.952      $         10.54      $       422,327
          Band 9                                                             938,109.203                10.49            9,840,766
          Band 10                                                              9,425.795                10.48               98,782
          Band 12                                                            105,004.757                10.45            1,097,300
          Band 13                                                            342,798.248                10.44            3,578,814
          Band 15                                                            232,206.352                10.40            2,414,946
          Band 20                                                             55,430.803                10.43              578,143
          Band 26                                                          1,237,977.127                10.65           13,184,456
          Band 27                                                            705,797.759                10.57            7,460,282
          Band 28                                                            257,781.278                10.53            2,714,437
          Band 29                                                          3,311,251.697                10.52           34,834,368
          Band 30                                                          1,967,700.851                10.45           20,562,474
          Band 31                                                          1,400,365.917                10.41           14,577,809
          Band 32                                                          1,205,138.136                10.34           12,461,128
          Band 33                                                            718,508.880                10.30            7,400,641
          Band 34                                                            408,734.836                10.26            4,193,619
          Band 35                                                             95,434.570                10.70            1,021,150
          Band 36                                                              1,391.312                10.65               14,817
                                                                         ---------------                           ---------------
                                                                          13,033,126.473                           $   136,456,259
                                                                         ===============                           ===============

      ING GET Fund - Series U
      Contracts in accumulation period:
          Band 6                                                             225,424.660      $         10.70      $     2,412,044
          Band 9                                                           1,360,585.799                10.66           14,503,845
          Band 10                                                              6,336.534                10.65               67,484
          Band 12                                                             17,367.075                10.62              184,438
          Band 13                                                            404,842.424                10.61            4,295,378
          Band 15                                                            370,205.805                10.58            3,916,777
          Band 20                                                            177,190.760                10.60            1,878,222
          Band 26                                                          1,419,793.251                10.80           15,333,767
          Band 27                                                            536,911.094                10.73            5,761,056
          Band 28                                                            448,906.218                10.70            4,803,297
          Band 29                                                          3,092,491.343                10.69           33,058,732
          Band 30                                                          1,524,929.663                10.62           16,194,753
          Band 31                                                            996,792.464                10.59           10,556,032
          Band 32                                                          1,329,289.941                10.53           13,997,423
          Band 33                                                            811,020.616                10.48            8,499,496
          Band 34                                                            531,049.918                10.45            5,549,472
          Band 35                                                            216,829.117                10.85            2,352,596
          Band 36                                                              6,037.589                10.80               65,206
                                                                         ---------------                           ---------------
                                                                          13,476,004.271                           $   143,430,018
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING GET Fund - Series V
      Contracts in accumulation period:
          Band 6                                                             227,219.638      $          9.77      $     2,219,936
          Band 7                                                               5,266.200                 9.76               51,398
          Band 9                                                           2,164,902.208                 9.74           21,086,148
          Band 10                                                             46,499.765                 9.73              452,443
          Band 12                                                             34,433.626                 9.71              334,351
          Band 13                                                            521,299.630                 9.70            5,056,606
          Band 14                                                              7,302.891                 9.68               70,692
          Band 15                                                            683,681.596                 9.67            6,611,201
          Band 17                                                             58,800.989                 9.65              567,430
          Band 19                                                              7,044.137                 9.62               67,765
          Band 20                                                             90,444.368                 9.69              876,406
          Band 26                                                          2,883,198.087                 9.85           28,399,501
          Band 27                                                            822,946.401                 9.80            8,064,875
          Band 28                                                            556,069.345                 9.77            5,432,798
          Band 29                                                          6,410,673.331                 9.76           62,568,172
          Band 30                                                          3,333,237.115                 9.71           32,365,732
          Band 31                                                          1,874,859.735                 9.68           18,148,642
          Band 32                                                          2,066,464.517                 9.63           19,900,053
          Band 33                                                            677,980.772                 9.59            6,501,836
          Band 34                                                            745,705.858                 9.57            7,136,405
          Band 35                                                            503,256.906                 9.89            4,977,211
          Band 36                                                             19,438.777                 9.85              191,472
                                                                         ---------------                           ---------------
                                                                          23,740,725.892                           $   231,081,073
                                                                         ===============                           ===============
      ING AIM Mid Cap-Growth Portfolio - Service Class
      Contracts in accumulation period:
          Band 1                                                               7,268.738      $         15.77      $       114,628
          Band 2                                                              98,225.952                15.48            1,520,538
          Band 3                                                               5,479.964                14.98               82,090
          Band 4                                                             162,274.918                15.14            2,456,842
          Band 5                                                             134,578.614                15.06            2,026,754
          Band 6                                                           2,589,000.506                14.93           38,653,778
          Band 7                                                           2,122,818.436                14.85           31,523,854
          Band 8                                                           1,530,116.174                14.73           22,538,611
          Band 9                                                             579,707.455                14.64            8,486,917
          Band 10                                                            646,997.830                14.57            9,426,758
          Band 11                                                          2,201,703.182                14.50           31,924,696
          Band 12                                                            518,089.911                14.43            7,476,037
          Band 13                                                          1,327,212.191                14.37           19,072,039
          Band 14                                                          2,226,474.652                14.23           31,682,734
          Band 15                                                              3,740.368                14.16               52,964
          Band 16                                                             32,591.790                14.03              457,263

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING AIM Mid-Cap Growth Portfolio - Service Class (continued)
          Band 17                                                            441,645.563      $         13.97      $     6,169,789
          Band 18                                                             57,556.309                13.90              800,033
          Band 19                                                             86,284.761                13.77            1,188,141
          Band 20                                                            649,883.864                14.30            9,293,339
          Band 21                                                            105,948.754                14.10            1,493,877
          Band 25                                                             19,212.220                15.63              300,287
                                                                         ---------------                           ---------------
                                                                          15,546,812.152                           $   226,741,969
                                                                         ===============                           ===============
      ING AIM Mid-Cap Growth Portfolio - Adviser Class
      Contracts in accumulation period:
          Band 6                                                              97,071.778      $         14.49      $     1,406,570
          Band 10                                                             45,119.853                14.40              649,726
          Band 11                                                              1,661.482                14.39               23,909
          Band 12                                                             27,927.454                14.37              401,318
          Band 14                                                              2,520.890                10.33               26,041
          Band 17                                                             41,303.963                10.31              425,844
          Band 20                                                            251,215.323                14.34            3,602,428
                                                                         ---------------                           ---------------
                                                                             466,820.743                           $     6,535,836
                                                                         ===============                           ===============

      ING Alliance Mid-Cap Growth Portfolio - Service Class
      Contracts in accumulation period:
          Band 1                                                               1,530.467      $         20.66      $        31,619
          Band 2                                                             107,225.750                20.30            2,176,683
          Band 3                                                               5,422.784                19.68              106,720
          Band 4                                                             252,276.154                19.86            5,010,204
          Band 5                                                             177,236.701                19.77            3,503,970
          Band 6                                                           4,750,522.337                19.60           93,110,238
          Band 7                                                           3,025,948.471                19.51           59,036,255
          Band 8                                                           3,525,160.386                19.34           68,176,602
          Band 9                                                             561,408.565                19.25           10,807,115
          Band 10                                                          1,007,647.612                19.17           19,316,605
          Band 11                                                          5,372,096.496                19.08          102,499,601
          Band 12                                                            841,675.078                19.00           15,991,826
          Band 13                                                          2,040,023.764                18.91           38,576,849
          Band 14                                                          3,046,960.180                18.75           57,130,503
          Band 15                                                              3,598.635                18.66               67,151
          Band 16                                                             96,774.428                18.50            1,790,327
          Band 17                                                            672,083.579                18.42           12,379,780
          Band 18                                                             70,237.356                18.33            1,287,451
          Band 19                                                            197,735.676                18.17            3,592,857
          Band 20                                                            978,118.020                18.83           18,417,962
          Band 21                                                            143,730.655                18.58            2,670,516
          Band 25                                                             70,366.145                20.48            1,441,099
                                                                         ---------------                           ---------------
                                                                          26,947,779.239                           $   517,121,933
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Alliance Mid-Cap Growth Portfolio - Adviser Class
      Contracts in accumulation period:
          Band 6                                                             171,022.505      $         20.25      $     3,463,206
          Band 7                                                               1,246.789                20.23               25,223
          Band 8                                                                  65.611                20.18                1,324
          Band 10                                                             44,722.763                20.13              900,269
          Band 11                                                              4,004.799                20.11               80,537
          Band 12                                                             46,382.996                20.08              931,371
          Band 14                                                             43,094.394                10.80              465,419
          Band 17                                                             47,199.022                10.78              508,805
          Band 20                                                            322,656.896                20.04            6,466,044
                                                                         ---------------                           ---------------
                                                                             680,395.775                           $    12,842,198
                                                                         ===============                           ===============

      ING American Funds Growth
      Contracts in accumulation period:
          Band 2                                                              35,010.814      $         11.95      $       418,379
          Band 4                                                             361,864.201                11.91            4,309,803
          Band 5                                                             175,093.647                11.90            2,083,614
          Band 6                                                           9,468,741.111                11.89          112,583,332
          Band 7                                                           9,624,874.842                11.88          114,343,513
          Band 8                                                           1,165,893.075                11.86           13,827,492
          Band 9                                                             889,396.944                11.85           10,539,354
          Band 10                                                          7,574,704.650                11.85           89,760,250
          Band 11                                                          4,110,116.524                11.84           48,663,780
          Band 12                                                          1,802,348.190                11.83           21,321,779
          Band 13                                                          3,253,026.242                11.82           38,450,770
          Band 14                                                         11,869,102.759                11.81          140,174,104
          Band 15                                                            281,985.025                11.80            3,327,423
          Band 16                                                            217,697.385                11.78            2,564,475
          Band 17                                                          6,510,337.040                11.77           76,626,667
          Band 18                                                            109,317.871                11.76            1,285,578
          Band 19                                                            884,347.582                11.75           10,391,084
          Band 20                                                          9,623,913.927                11.81          113,658,423
          Band 21                                                            829,532.158                11.79            9,780,184
          Band 26                                                            479,212.501                11.96            5,731,382
          Band 27                                                            263,710.846                11.91            3,140,796
          Band 28                                                             67,255.730                11.89              799,671
          Band 29                                                            922,954.845                11.88           10,964,704
          Band 30                                                            379,328.531                11.83            4,487,457
          Band 31                                                            216,259.953                11.80            2,551,867
          Band 32                                                            211,910.202                11.76            2,492,064
          Band 33                                                            100,598.794                11.73            1,180,024

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING American Funds Growth (continued)
          Band 34                                                            260,222.868      $         11.70      $     3,044,608
          Band 41                                                            110,125.900                11.83            1,302,789
          Band 42                                                             80,225.557                11.80              946,662
          Band 43                                                            211,432.763                11.77            2,488,564
          Band 44                                                             21,273.308                10.75              228,688
          Band 45                                                             66,971.014                10.64              712,572
                                                                         ---------------                           ---------------
                                                                          72,178,786.799                           $   854,181,852
                                                                         ===============                           ===============

      ING American Funds Growth-Income
      Contracts in accumulation period:
          Band 2                                                              40,701.701      $         11.96      $       486,792
          Band 4                                                             439,941.695                11.92            5,244,105
          Band 5                                                             103,372.303                11.91            1,231,164
          Band 6                                                           6,443,670.137                11.90           76,679,675
          Band 7                                                           7,284,061.450                11.89           86,607,491
          Band 8                                                           1,210,125.493                11.87           14,364,190
          Band 9                                                             944,765.444                11.86           11,204,918
          Band 10                                                          5,275,914.472                11.86           62,572,346
          Band 11                                                          3,405,028.149                11.85           40,349,584
          Band 12                                                          1,435,707.838                11.84           16,998,781
          Band 13                                                          2,706,899.676                11.83           32,022,623
          Band 14                                                          9,200,066.714                11.82          108,744,789
          Band 15                                                            249,931.133                11.81            2,951,687
          Band 16                                                            178,793.921                11.79            2,107,980
          Band 17                                                          5,040,579.957                11.78           59,378,032
          Band 18                                                             16,429.221                11.78              193,536
          Band 19                                                            814,462.563                11.76            9,578,080
          Band 20                                                          6,845,977.926                11.82           80,919,459
          Band 21                                                            665,072.451                11.80            7,847,855
          Band 26                                                            468,147.087                11.97            5,603,721
          Band 27                                                            297,421.972                11.92            3,545,270
          Band 28                                                             89,416.002                11.90            1,064,050
          Band 29                                                            863,074.399                11.89           10,261,955
          Band 30                                                            421,461.087                11.84            4,990,099
          Band 31                                                            195,005.443                11.82            2,304,964
          Band 32                                                            283,626.668                11.77            3,338,286
          Band 33                                                            149,167.198                11.74            1,751,223
          Band 34                                                            267,599.293                11.71            3,133,588
          Band 41                                                            120,287.174                11.84            1,424,200
          Band 42                                                             98,138.977                11.81            1,159,021
          Band 43                                                            213,260.791                11.79            2,514,345
          Band 44                                                             33,596.132                10.69              359,143
          Band 45                                                             28,546.752                10.60              302,596
                                                                         ---------------                           ---------------
                                                                          55,830,251.219                           $   661,235,548
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING American Funds International
      Contracts in accumulation period:
          Band 2                                                              19,257.208      $         13.66      $       263,053
          Band 4                                                             104,276.504                13.62            1,420,246
          Band 5                                                              67,730.179                13.61              921,808
          Band 6                                                           3,113,901.095                13.59           42,317,916
          Band 7                                                           2,954,188.081                13.58           40,117,874
          Band 8                                                             520,072.103                13.56            7,052,178
          Band 9                                                             358,028.860                13.55            4,851,291
          Band 10                                                          2,513,020.445                13.54           34,026,297
          Band 11                                                          1,408,462.931                13.54           19,070,588
          Band 12                                                            676,954.950                13.53            9,159,200
          Band 13                                                          1,413,483.435                13.52           19,110,296
          Band 14                                                          3,331,179.619                13.50           44,970,925
          Band 15                                                            137,496.512                13.49            1,854,828
          Band 16                                                             93,500.484                13.47            1,259,452
          Band 17                                                          2,021,999.464                13.46           27,216,113
          Band 18                                                             19,374.646                13.45              260,589
          Band 19                                                            258,319.143                13.43            3,469,226
          Band 20                                                          2,651,973.250                13.51           35,828,159
          Band 21                                                            269,603.680                13.48            3,634,258
          Band 26                                                            313,605.295                13.67            4,286,984
          Band 27                                                            198,242.830                13.62            2,700,067
          Band 28                                                             33,103.145                13.59              449,872
          Band 29                                                            338,146.119                13.58            4,592,024
          Band 30                                                            155,634.742                13.53            2,105,738
          Band 31                                                            101,667.053                13.50            1,372,505
          Band 32                                                             64,029.007                13.45              861,190
          Band 33                                                             39,200.471                13.41              525,678
          Band 34                                                            100,109.645                13.38            1,339,467
          Band 41                                                             33,106.278                13.53              447,928
          Band 42                                                             23,801.006                13.49              321,076
          Band 43                                                             63,943.502                13.46              860,680
          Band 44                                                              5,757.042                11.29               64,997
          Band 45                                                             15,291.476                11.16              170,653
                                                                         ---------------                           ---------------
                                                                          23,418,460.200                           $   316,903,156
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Capital Guardian Large Cap Value (Service Class)
      Contracts in accumulation period:
          Band 2                                                              87,326.637      $         11.16      $       974,565
          Band 3                                                               4,010.409                10.96               43,954
          Band 4                                                             135,873.317                11.02            1,497,324
          Band 5                                                             704,844.083                10.99            7,746,236
          Band 6                                                           6,407,946.506                10.94           70,102,935
          Band 7                                                           9,668,725.483                10.91          105,485,795
          Band 8                                                           2,378,439.284                10.86           25,829,851
          Band 9                                                           1,278,020.489                10.83           13,840,962
          Band 10                                                          4,782,802.263                10.80           51,654,264
          Band 11                                                          5,184,711.991                10.78           55,891,195
          Band 12                                                          3,827,818.224                10.75           41,149,046
          Band 13                                                          6,986,111.450                10.72           74,891,115
          Band 14                                                          9,824,887.693                10.67          104,831,552
          Band 15                                                             25,888.959                10.64              275,459
          Band 16                                                            232,872.906                10.59            2,466,124
          Band 17                                                          2,891,985.114                10.56           30,539,363
          Band 18                                                            307,981.574                10.54            3,246,126
          Band 19                                                            807,164.246                10.48            8,459,081
          Band 20                                                          3,546,844.773                10.69           37,915,771
          Band 21                                                            951,207.544                10.61           10,092,312
          Band 24                                                              1,322.903                11.44               15,134
          Band 25                                                            162,336.667                11.21            1,819,794
                                                                         ---------------                           ---------------
                                                                          60,199,122.515                           $   648,767,958
                                                                         ===============                           ===============

      ING Capital Guardian Large Cap Value (Advisor Class)
      Contracts in accumulation period:
          Band 6                                                             221,363.440      $         14.85      $     3,287,247
          Band 7                                                               1,549.780                14.83               22,983
          Band 10                                                             41,136.644                14.76              607,177
          Band 11                                                              6,535.978                14.75               96,406
          Band 12                                                             71,870.910                14.73            1,058,659
          Band 14                                                              1,061.213                10.49               11,132
          Band 17                                                             37,766.614                10.48              395,794
          Band 20                                                            310,586.842                14.69            4,562,521
                                                                         ---------------                           ---------------
                                                                             691,871.421                           $    10,041,919
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Capital Guardian Managed Global (Service Class)
      Contracts in accumulation period:
          Band 1                                                               6,461.171      $         21.86      $       141,241
          Band 2                                                             863,687.133                21.33           18,422,447
          Band 3                                                              15,154.654                20.44              309,761
          Band 4                                                             263,691.461                20.67            5,450,502
          Band 5                                                             279,066.918                20.52            5,726,453
          Band 6                                                           2,183,114.534                20.30           44,317,225
          Band 7                                                           2,907,288.499                20.14           58,552,790
          Band 8                                                           2,144,239.573                19.92           42,713,252
          Band 9                                                             519,725.277                19.77           10,274,969
          Band 10                                                          1,520,290.891                19.65           29,873,716
          Band 11                                                          1,445,886.979                19.53           28,238,173
          Band 12                                                            753,550.276                19.41           14,626,411
          Band 13                                                          1,790,399.701                19.29           34,536,810
          Band 14                                                          2,325,689.132                19.05           44,304,378
          Band 15                                                              4,501.918                18.93               85,221
          Band 16                                                            114,945.492                18.70            2,149,481
          Band 17                                                            680,585.131                18.58           12,645,272
          Band 18                                                             75,446.069                18.47            1,393,489
          Band 19                                                            209,967.435                18.24            3,829,806
          Band 20                                                            981,189.802                19.17           18,809,408
          Band 21                                                            218,939.111                18.82            4,120,434
          Band 24                                                              1,150.600                22.64               26,050
          Band 25                                                            120,934.595                21.56            2,607,350
                                                                         ---------------                           ---------------
                                                                          19,425,906.352                           $   383,154,639
                                                                         ===============                           ===============
      ING Capital Guardian Managed Global (Advisor Class)
      Contracts in accumulation period:
          Band 6                                                              42,405.483      $         15.02      $       636,930
          Band 7                                                                 643.903                15.00                9,659
          Band 10                                                             21,795.351                14.93              325,405
          Band 12                                                             44,545.838                14.89              663,288
          Band 14                                                              6,885.280                10.72               73,810
          Band 17                                                             19,544.768                10.71              209,324
          Band 20                                                            191,724.699                14.86            2,849,029
                                                                         ---------------                           ---------------
                                                                             327,545.322                           $     4,767,445
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Capital Guardian Small Cap (Service Class)
      Contracts in accumulation period:
          Band 1                                                              11,249.533      $         20.35      $       228,928
          Band 2                                                             162,600.017                19.98            3,248,748
          Band 3                                                              10,735.447                19.36              207,838
          Band 4                                                             214,994.351                19.54            4,200,990
          Band 5                                                             250,088.080                19.45            4,864,213
          Band 6                                                           5,002,599.519                19.27           96,400,093
          Band 7                                                           3,780,121.564                19.18           72,502,732
          Band 8                                                           3,112,021.731                19.01           59,159,533
          Band 9                                                             824,288.786                18.92           15,595,544
          Band 10                                                          1,628,458.348                18.84           30,680,155
          Band 11                                                          3,617,318.225                18.75           67,824,717
          Band 12                                                          1,042,087.430                18.67           19,455,772
          Band 13                                                          2,430,550.577                18.58           45,159,630
          Band 14                                                          3,360,369.348                18.41           61,864,400
          Band 15                                                             11,810.621                18.33              216,489
          Band 16                                                             64,353.141                18.16            1,168,653
          Band 17                                                          1,056,898.449                18.08           19,108,724
          Band 18                                                             97,884.621                17.99            1,760,944
          Band 19                                                            249,301.850                17.83            4,445,052
          Band 20                                                          1,320,464.699                18.50           24,428,597
          Band 21                                                            209,959.040                18.24            3,829,653
          Band 24                                                              1,339.958                20.91               28,019
          Band 25                                                             87,015.143                20.17            1,755,095
                                                                         ---------------                           ---------------
                                                                          28,546,510.478                           $   538,134,519
                                                                         ===============                           ===============

      ING Capital Guardian Small Cap (Advisor Class)
      Contracts in accumulation period:
          Band 6                                                             148,689.736      $         14.23      $     2,115,855
          Band 7                                                               7,686.096                14.21              109,219
          Band 10                                                             60,825.537                14.14              860,073
          Band 11                                                              1,957.006                14.13               27,653
          Band 12                                                             34,755.155                14.11              490,395
          Band 14                                                              4,446.291                10.23               45,486
          Band 17                                                             68,769.165                10.22              702,821
          Band 20                                                            254,887.357                14.08            3,588,814
                                                                         ---------------                           ---------------
                                                                             582,016.343                           $     7,940,316
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Developing World (Service Class)
      Contracts in accumulation period:
          Band 1                                                              12,079.171      $         10.91      $       131,784
          Band 2                                                             337,237.605                10.76            3,628,677
          Band 3                                                              13,218.986                10.50              138,799
          Band 4                                                             137,210.350                10.57            1,450,313
          Band 5                                                             143,613.210                10.54            1,513,683
          Band 6                                                           2,479,087.606                10.46           25,931,256
          Band 7                                                           2,350,722.066                10.43           24,518,031
          Band 8                                                           1,216,614.069                10.36           12,604,122
          Band 9                                                             387,271.731                10.32            3,996,644
          Band 10                                                          1,024,921.700                10.28           10,536,195
          Band 11                                                          1,481,109.473                10.25           15,181,372
          Band 12                                                            414,950.392                10.21            4,236,644
          Band 13                                                          1,042,282.456                10.18           10,610,435
          Band 14                                                          1,999,160.973                10.11           20,211,517
          Band 15                                                              2,102.279                10.07               21,170
          Band 16                                                             53,845.976                10.00              538,460
          Band 17                                                            614,996.456                 9.96            6,125,365
          Band 18                                                             33,905.566                 9.93              336,682
          Band 19                                                             99,625.805                 9.86              982,310
          Band 20                                                            746,274.822                10.14            7,567,227
          Band 21                                                            111,441.753                10.03            1,117,761
          Band 25                                                             32,923.837                10.83              356,565
                                                                         ---------------                           ---------------
                                                                          14,734,596.282                           $   151,735,012
                                                                         ===============                           ===============
      ING Developing World (Advisor Class)
      Contracts in accumulation period:
          Band 6                                                             122,068.346      $         16.25      $     1,983,611
          Band 7                                                               7,917.753                16.23              128,505
          Band 10                                                             40,816.781                16.15              659,191
          Band 11                                                              5,961.234                16.14               96,214
          Band 12                                                             39,905.002                16.12              643,269
          Band 14                                                             24,588.788                11.12              273,427
          Band 17                                                             39,082.603                11.10              433,817
          Band 20                                                            186,572.432                16.08            3,000,085
                                                                         ---------------                           ---------------
                                                                             466,912.939                           $     7,218,119
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Eagle Asset Capital Appreciation (Service Class)
      Contracts in accumulation period:
          Band 1                                                               2,982.778      $         22.26      $        66,397
          Band 2                                                             176,919.008                21.81            3,858,604
          Band 3                                                               7,662.877                21.05              161,304
          Band 4                                                             156,662.789                21.30            3,336,917
          Band 5                                                             103,784.716                21.17            2,197,122
          Band 6                                                           1,978,275.901                20.98           41,504,228
          Band 7                                                           1,253,336.926                20.85           26,132,075
          Band 8                                                           1,591,353.974                20.67           32,893,287
          Band 9                                                             251,123.869                20.53            5,155,573
          Band 10                                                            394,924.424                20.43            8,068,306
          Band 11                                                          1,766,998.295                20.32           35,905,405
          Band 12                                                            361,329.640                20.22            7,306,085
          Band 13                                                            904,507.281                20.12           18,198,686
          Band 14                                                          1,062,334.519                19.92           21,161,704
          Band 15                                                             20,783.421                19.82              411,927
          Band 16                                                             21,817.307                19.62              428,056
          Band 17                                                            248,765.146                19.52            4,855,896
          Band 18                                                             27,715.318                19.42              538,231
          Band 19                                                             56,600.741                19.22            1,087,866
          Band 20                                                            287,426.189                20.02            5,754,272
          Band 21                                                             85,355.258                19.72            1,683,206
          Band 25                                                             11,163.727                22.03              245,937
          Band 26                                                             18,994.493                21.92              416,359
          Band 27                                                              9,423.975                21.27              200,448
          Band 28                                                              2,301.530                20.95               48,217
          Band 29                                                             19,236.364                20.84              400,886
          Band 30                                                             17,603.024                20.22              355,933
          Band 31                                                             20,979.872                19.91              417,709
          Band 32                                                              9,490.891                19.34              183,554
          Band 33                                                              2,487.073                18.95               47,130
          Band 34                                                              4,836.962                18.66               90,258
          Band 41                                                              1,116.304                12.55               14,010
          Band 43                                                             12,414.154                12.49              155,053
          Band 45                                                                746.000                11.05                8,243
                                                                         ---------------                           ---------------
                                                                          10,891,454.746                           $   223,288,884
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Eagle Asset Capital Appreciation (Advisor Class)
      Contracts in accumulation period:
          Band 6                                                              48,662.400      $         13.43      $       653,536
          Band 7                                                                 448.292                13.41                6,012
          Band 10                                                              3,260.701                13.35               43,530
          Band 12                                                             16,525.301                13.32              220,117
          Band 20                                                             73,840.970                13.29              981,347
                                                                         ---------------                           ---------------
                                                                             142,737.664                           $     1,904,542
                                                                         ===============                           ===============

      ING Evergreen Health Sciences (Advisor Class A)
      Contracts in accumulation period:
          Band 6                                                              31,725.875      $          9.90      $       314,086
          Band 10                                                             27,444.370                 9.88              271,150
          Band 12                                                              3,967.529                 9.87               39,160
          Band 14                                                              8,274.278                 9.86               81,584
          Band 17                                                             76,627.449                 9.85              754,780
          Band 20                                                            128,734.027                 9.87            1,270,605
                                                                         ---------------                           ---------------
                                                                             276,773.528                           $     2,731,365
                                                                         ===============                           ===============

      ING Evergreen Health Sciences (Service Class)
      Contracts in accumulation period:
          Band 2                                                                 480.784      $          9.93      $         4,774
          Band 4                                                              16,761.803                 9.92              166,277
          Band 5                                                               4,491.947                 9.91               44,515
          Band 6                                                             332,589.944                 9.91            3,295,966
          Band 7                                                             320,989.886                 9.90            3,177,800
          Band 8                                                              38,043.612                 9.90              376,632
          Band 9                                                              66,820.151                 9.89              660,851
          Band 10                                                            346,642.709                 9.89            3,428,296
          Band 11                                                            185,657.948                 9.89            1,836,157
          Band 12                                                             57,200.323                 9.88              565,139
          Band 13                                                            137,600.689                 9.88            1,359,495
          Band 14                                                            588,011.654                 9.87            5,803,675
          Band 15                                                              8,908.628                 9.87               87,928
          Band 16                                                             15,723.399                 9.86              155,033
          Band 17                                                            328,685.047                 9.86            3,240,835
          Band 18                                                             11,064.124                 9.85              108,982
          Band 19                                                             27,061.884                 9.85              266,560
          Band 20                                                            346,575.427                 9.88            3,424,165
          Band 21                                                             22,300.534                 9.86              219,883
          Band 26                                                             33,384.972                 9.94              331,847
          Band 27                                                              8,087.159                 9.92               80,225

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Evergreen Health Science (Service Class)
          Band 28                                                                 73.274      $          9.91      $           726
          Band 29                                                             26,895.695                 9.90              266,267
          Band 30                                                              2,340.973                 9.88               23,129
          Band 31                                                              4,792.298                 9.87               47,300
          Band 34                                                              4,304.314                 9.83               42,311
          Band 41                                                             19,119.724                 9.88              188,903
          Band 42                                                              5,956.679                 9.87               58,792
          Band 43                                                              6,156.471                 9.86               60,703
          Band 44                                                                108.883                 9.83                1,070
          Band 45                                                              5,040.411                 9.82               49,497
                                                                         ---------------                           ---------------
                                                                           2,971,871.346                           $    29,373,733
                                                                         ===============                           ===============

      ING Evergreen Omega (Advisor Class)
      Contracts in accumulation period:
          Band 6                                                              11,799.437      $         10.48      $       123,658
          Band 10                                                              3,038.619                10.46               31,784
          Band 17                                                              9,147.290                10.43               95,406
          Band 20                                                              6,369.800                10.45               66,564
                                                                         ---------------                           ---------------
                                                                              30,355.146                           $       317,412
                                                                         ===============                           ===============

      ING Evergreen Omega (Service Class)
      Contracts in accumulation period:
          Band 4                                                               3,725.386      $         10.50      $        39,117
          Band 6                                                              13,650.941                10.49              143,198
          Band 7                                                              65,580.898                10.48              687,288
          Band 8                                                               1,868.240                10.48               19,579
          Band 9                                                               3,177.273                10.47               33,266
          Band 10                                                             45,865.151                10.47              480,208
          Band 11                                                             34,588.192                10.46              361,792
          Band 12                                                              4,428.697                10.46               46,324
          Band 13                                                                736.275                10.46                7,701
          Band 14                                                             44,626.802                10.45              466,350
          Band 16                                                              5,542.430                10.44               57,863
          Band 17                                                             23,171.751                10.44              241,913
          Band 18                                                                158.410                10.43                1,652
          Band 19                                                              2,370.930                10.42               24,705
          Band 20                                                             23,822.824                10.45              248,949
          Band 21                                                                806.029                10.44                8,415
          Band 26                                                             12,322.523                10.52              129,633
          Band 27                                                                 11.481                10.50                  121
          Band 29                                                              2,003.319                10.48               20,995
          Band 30                                                                286.434                10.46                2,996
          Band 31                                                              1,236.530                10.45               12,922
          Band 43                                                                155.766                10.44                1,626
                                                                         ---------------                           ---------------
                                                                             290,136.282                           $     3,036,613
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING FMR Diversified Mid-Cap (Service Class)
      Contracts in accumulation period:
          Band 2                                                              10,300.678      $         11.85      $       122,063
          Band 3                                                               5,639.677                11.67               65,815
          Band 4                                                              38,198.034                11.72              447,681
          Band 5                                                             164,482.910                11.70            1,924,450
          Band 6                                                           2,675,496.737                11.65           31,169,537
          Band 7                                                           3,545,777.207                11.62           41,201,931
          Band 8                                                             580,268.449                11.57            6,713,706
          Band 9                                                             291,957.249                11.55            3,372,106
          Band 10                                                          2,007,252.847                11.52           23,123,553
          Band 11                                                          1,782,970.664                11.50           20,504,163
          Band 12                                                          1,114,409.533                11.47           12,782,277
          Band 13                                                          2,325,814.503                11.45           26,630,576
          Band 14                                                          3,937,987.077                11.40           44,893,053
          Band 15                                                                451.011                11.37                5,128
          Band 16                                                            102,101.045                11.32            1,155,784
          Band 17                                                          1,202,124.119                11.30           13,584,003
          Band 18                                                            101,131.348                11.27            1,139,750
          Band 19                                                            242,986.988                11.22            2,726,314
          Band 20                                                          1,529,322.195                11.42           17,464,859
          Band 21                                                            247,897.238                11.35            2,813,634
          Band 25                                                             47,623.150                11.90              566,715
                                                                         ---------------                           ---------------
                                                                          21,954,192.659                           $   252,407,098
                                                                         ===============                           ===============

      ING FMR Diversified Mid-Cap (Advisor Class)
      Contracts in accumulation period:
          Band 6                                                             155,168.354      $         15.21      $     2,360,111
          Band 7                                                                 773.112                15.19               11,744
          Band 10                                                             70,293.018                15.12            1,062,830
          Band 11                                                              2,917.303                15.10               44,051
          Band 12                                                             55,324.223                15.09              834,843
          Band 14                                                             12,827.168                11.84              151,874
          Band 17                                                             82,046.159                11.82              969,786
          Band 20                                                            286,384.109                15.05            4,310,081
                                                                         ---------------                           ---------------
                                                                             665,733.446                           $     9,745,320
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Goldman Sachs Tollkeeper (Service Class)
      Contracts in accumulation period:
          Band 2                                                               3,057.700      $          7.21      $        22,046
          Band 3                                                               1,469.075                 7.12               10,460
          Band 4                                                              12,026.816                 7.14               85,871
          Band 5                                                              28,965.072                 7.13              206,521
          Band 6                                                           1,260,748.877                 7.10            8,951,317
          Band 7                                                           1,916,723.070                 7.09           13,589,567
          Band 8                                                             152,527.602                 7.06            1,076,845
          Band 9                                                              89,509.452                 7.05              631,042
          Band 10                                                            915,327.145                 7.04            6,443,903
          Band 11                                                            549,061.305                 7.02            3,854,410
          Band 12                                                            389,181.662                 7.01            2,728,163
          Band 13                                                            879,166.850                 7.00            6,154,168
          Band 14                                                          1,693,238.002                 6.97           11,801,869
          Band 15                                                              5,773.863                 6.96               40,186
          Band 16                                                            108,204.257                 6.93              749,855
          Band 17                                                            548,033.501                 6.92            3,792,392
          Band 18                                                             54,139.317                 6.91              374,103
          Band 19                                                            133,685.784                 6.88              919,758
          Band 20                                                            884,008.072                 6.98            6,170,376
          Band 21                                                             82,352.661                 6.94              571,527
          Band 25                                                             12,269.978                 7.24               88,835
                                                                         ---------------                           ---------------
                                                                           9,719,470.061                           $    68,263,214
                                                                         ===============                           ===============

      ING Goldman Sachs Tollkeeper (Advisor Class)
      Contracts in accumulation period:
          Band 6                                                              68,187.766      $         15.87      $     1,082,140
          Band 10                                                             22,952.109                15.78              362,184
          Band 11                                                                354.050                15.76                5,580
          Band 12                                                             39,231.661                15.74              617,506
          Band 14                                                              2,537.941                11.18               28,374
          Band 17                                                             22,610.375                11.16              252,332
          Band 20                                                            126,769.546                15.70            1,990,282
                                                                         ---------------                           ---------------
                                                                             282,643.448                           $     4,338,398
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Hard Assets (Service Class)
      Contracts in accumulation period:
           Band 1                                                             24,276.460      $         24.34      $       590,889
           Band 2                                                            194,135.840                23.57            4,575,782
           Band 3                                                             10,611.875                22.28              236,433
           Band 4                                                             48,610.558                22.67            1,102,001
           Band 5                                                             46,254.376                22.46            1,038,873
           Band 6                                                            964,040.394                22.13           21,334,214
           Band 7                                                          1,054,904.501                21.93           23,134,056
           Band 8                                                            538,575.162                21.61           11,638,609
           Band 9                                                             89,495.239                21.40            1,915,198
           Band 10                                                           643,253.280                21.23           13,656,267
           Band 11                                                         1,046,498.785                21.06           22,039,264
           Band 12                                                           330,847.960                20.89            6,911,414
           Band 13                                                           588,098.289                20.72           12,185,397
           Band 14                                                         1,970,232.314                20.39           40,173,037
           Band 15                                                             4,831.990                20.22               97,703
           Band 16                                                            31,070.085                19.90              618,295
           Band 17                                                           367,333.939                19.73            7,247,499
           Band 18                                                            18,255.356                19.57              357,257
           Band 19                                                            94,134.069                19.26            1,813,022
           Band 20                                                           695,317.301                20.55           14,288,771
           Band 21                                                            79,322.931                20.06            1,591,218
           Band 25                                                            59,572.665                23.96            1,427,361
                                                                         ---------------                           ---------------
                                                                           8,899,673.369                           $   187,972,560
                                                                         ===============                           ===============

      ING Hard Assets (Advisor Class)
      Contracts in accumulation period:
           Band 6                                                            162,141.823      $         15.44      $     2,503,470
           Band 7                                                              1,553.850                15.43               23,976
           Band 10                                                            59,041.720                15.35              906,290
           Band 11                                                             3,656.857                15.34               56,096
           Band 12                                                            48,334.836                15.32              740,490
           Band 14                                                             9,381.656                10.56               99,070
           Band 17                                                            65,205.776                10.54              687,269
           Band 20                                                           338,632.634                15.28            5,174,307
                                                                         ---------------                           ---------------
                                                                             687,949.152                           $    10,190,968
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING International (Service Class)
      Contracts in accumulation period:
           Band 1                                                              1,226.159      $         11.15      $        13,672
           Band 2                                                             13,337.197                10.95              146,042
           Band 3                                                              4,295.239                10.62               45,615
           Band 4                                                              7,514.349                10.71               80,479
           Band 5                                                             80,357.086                10.67              857,410
           Band 6                                                          3,629,883.903                10.50           38,113,781
           Band 7                                                          2,088,275.607                10.52           21,968,659
           Band 8                                                          1,424,650.422                10.43           14,859,104
           Band 9                                                            521,139.000                10.39            5,414,634
           Band 10                                                           677,330.263                10.34            7,003,595
           Band 11                                                         3,363,468.181                10.29           34,610,088
           Band 12                                                           385,031.763                10.25            3,946,576
           Band 13                                                         1,399,197.665                10.20           14,271,816
           Band 14                                                         2,062,905.769                10.11           20,855,977
           Band 15                                                            11,026.643                10.07              111,038
           Band 16                                                            27,298.020                 9.98              272,434
           Band 17                                                           452,328.629                 9.93            4,491,623
           Band 18                                                            47,462.189                 9.89              469,401
           Band 19                                                           146,274.110                 9.80            1,433,486
           Band 20                                                           629,288.699                10.16            6,393,573
           Band 21                                                           181,675.930                10.02            1,820,393
           Band 25                                                            44,745.716                11.05              494,440
                                                                         ---------------                           ---------------
                                                                          17,198,712.539                           $   177,673,836
                                                                         ===============                           ===============

      ING International (Advisor Class)
      Contracts in accumulation period:
           Band 6                                                            124,811.927      $         14.33      $     1,788,555
           Band 8                                                                593.896                14.28                8,481
           Band 10                                                            54,646.919                14.24              778,172
           Band 11                                                               707.447                14.23               10,067
           Band 12                                                           123,456.624                14.21            1,754,319
           Band 14                                                            11,249.691                11.39              128,134
           Band 17                                                            39,469.306                11.37              448,766
           Band 20                                                           290,654.490                14.18            4,121,481
                                                                         ---------------                           ---------------
                                                                             645,590.300                           $     9,037,975
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Janus Special Equity (Service Class)
      Contracts in accumulation period:
           Band 2                                                              9,988.470      $         10.59      $       105,778
           Band 3                                                                562.447                10.43                5,866
           Band 4                                                              4,137.207                10.48               43,358
           Band 5                                                             77,276.937                10.45              807,544
           Band 6                                                            776,697.545                10.41            8,085,421
           Band 7                                                          1,232,737.597                10.39           12,808,144
           Band 8                                                            197,493.559                10.34            2,042,083
           Band 9                                                            110,170.369                10.32            1,136,958
           Band 10                                                           395,916.030                10.30            4,077,935
           Band 11                                                           574,081.116                10.27            5,895,813
           Band 12                                                           289,980.669                10.25            2,972,302
           Band 13                                                           573,272.599                10.23            5,864,579
           Band 14                                                         1,246,672.979                10.19           12,703,598
           Band 15                                                             3,447.486                10.16               35,026
           Band 16                                                            20,183.180                10.12              204,254
           Band 17                                                           160,338.905                10.10            1,619,423
           Band 18                                                            52,500.117                10.08              529,201
           Band 19                                                            83,138.075                10.03              833,875
           Band 20                                                           487,446.243                10.21            4,976,826
           Band 21                                                            44,257.020                10.14              448,766
           Band 25                                                             6,896.720                10.63               73,312
           Band 26                                                             1,301.507                11.52               14,993
           Band 28                                                             1,532.936                11.48               17,598
           Band 29                                                            20,570.086                11.48              236,145
           Band 30                                                             3,028.280                11.45               34,674
           Band 31                                                             4,593.810                11.44               52,553
           Band 32                                                             4,600.637                11.42               52,539
           Band 34                                                               337.379                11.39                3,843
           Band 41                                                               811.637                11.45                9,293
                                                                         ---------------                           ---------------
                                                                           6,383,971.542                           $    65,691,700
                                                                         ===============                           ===============

      ING Janus Special Equity (Advisor Class)
      Contracts in accumulation period:
           Band 6                                                             19,158.322      $         16.45      $       315,154
           Band 10                                                            28,831.083                16.36              471,677
           Band 11                                                             1,033.878                16.34               16,894
           Band 12                                                            20,498.542                16.32              334,536
           Band 14                                                             1,105.910                11.33               12,530
           Band 17                                                             6,620.830                11.31               74,882
           Band 20                                                            58,409.753                16.28              950,911
                                                                         ---------------                           ---------------
                                                                             135,658.318                           $     2,176,584
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Jennison Equity Opportunities (Service Class)
      Contracts in accumulation period:
           Band 1                                                             11,523.643      $         23.31      $       268,616
           Band 2                                                            860,865.943                22.72           19,558,874
           Band 3                                                             12,601.718                21.72              273,709
           Band 4                                                            176,573.887                22.04            3,891,688
           Band 5                                                            138,641.126                21.87            3,032,081
           Band 6                                                          2,135,530.170                21.62           46,170,162
           Band 7                                                          1,625,885.916                21.45           34,875,253
           Band 8                                                          2,091,664.972                21.21           44,364,214
           Band 9                                                            540,897.687                21.04           11,380,487
           Band 10                                                           411,913.037                20.91            8,613,102
           Band 11                                                         2,584,522.113                20.77           53,680,524
           Band 12                                                           494,460.680                20.64           10,205,668
           Band 13                                                         1,286,081.281                20.51           26,377,527
           Band 14                                                         1,841,165.280                20.24           37,265,185
           Band 15                                                             2,018.731                20.11               40,597
           Band 16                                                            24,925.947                19.86              495,029
           Band 17                                                           228,037.688                19.73            4,499,184
           Band 18                                                            30,266.198                19.60              593,217
           Band 19                                                            76,094.625                19.35            1,472,431
           Band 20                                                           290,715.792                20.38            5,924,788
           Band 21                                                            67,037.918                19.98            1,339,418
           Band 25                                                            29,704.092                23.02              683,788
                                                                         ---------------                           ---------------
                                                                          14,961,128.444                           $   315,005,542
                                                                         ===============                           ===============

      ING Jennison Equity Opportunities (Advisor Class)
      Contracts in accumulation period:
           Band 6                                                             41,095.391      $         13.96      $       573,692
           Band 10                                                            15,647.688                13.88              217,190
           Band 11                                                               799.388                13.86               11,080
           Band 12                                                            13,466.108                13.84              186,371
           Band 14                                                             1,953.799                10.89               21,277
           Band 17                                                            15,424.121                10.87              167,660
           Band 20                                                           153,109.591                13.81            2,114,443
                                                                         ---------------                           ---------------
                                                                             241,496.086                           $     3,291,713
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING JPMorgan Small Cap Equity (Service Class)
      Contracts in accumulation period:
          Band 1                                                               1,261.109      $         13.63      $        17,189
          Band 2                                                              12,445.697                13.63              169,635
          Band 3                                                               1,701.945                13.63               23,198
          Band 4                                                              32,147.279                13.63              438,167
          Band 5                                                              59,643.413                13.63              812,940
          Band 6                                                           1,507,668.311                13.63           20,549,519
          Band 7                                                           2,163,452.561                13.63           29,487,858
          Band 8                                                             233,264.098                13.63            3,179,390
          Band 9                                                             190,712.535                13.63            2,599,412
          Band 10                                                          1,021,256.234                13.63           13,919,722
          Band 11                                                            750,693.034                13.63           10,231,946
          Band 12                                                            359,826.555                13.63            4,904,436
          Band 13                                                            873,013.493                13.63           11,899,174
          Band 14                                                          2,003,023.963                13.63           27,301,217
          Band 15                                                             62,309.386                13.63              849,277
          Band 16                                                             35,214.829                13.63              479,978
          Band 17                                                            631,091.542                13.63            8,601,778
          Band 18                                                             88,750.653                13.63            1,209,671
          Band 19                                                            171,394.944                13.63            2,336,113
          Band 20                                                            784,754.973                13.63           10,696,210
          Band 21                                                            145,849.304                13.63            1,987,926
          Band 25                                                             18,868.921                13.63              257,183
          Band 26                                                             85,598.142                13.63            1,166,703
          Band 27                                                             38,408.074                13.63              523,502
          Band 28                                                             11,498.329                13.63              156,722
          Band 29                                                            105,254.854                13.63            1,434,624
          Band 30                                                             55,427.858                13.63              755,482
          Band 31                                                             96,630.661                13.63            1,317,076
          Band 32                                                             24,553.258                13.63              334,661
          Band 33                                                             17,071.652                13.63              232,687
          Band 34                                                              8,724.480                13.63              118,915
          Band 41                                                             19,315.115                13.63              263,265
          Band 42                                                              6,479.569                13.63               88,317
          Band 43                                                             12,250.123                13.63              166,969
          Band 44                                                              6,558.191                13.63               89,388
          Band 45                                                              3,602.536                13.63               49,103
                                                                         ---------------                           ---------------
                                                                          11,639,717.621                           $   158,649,353
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING JPMorgan Small Cap Equity (Advisor Class)
      Contracts in accumulation period:
          Band 6                                                             465,562.438      $         15.53      $     7,230,185
          Band 7                                                               1,001.485                15.51               15,533
          Band 10                                                            182,313.574                15.44            2,814,922
          Band 11                                                             18,269.325                15.42              281,713
          Band 12                                                            174,317.700                15.40            2,684,493
          Band 14                                                             63,709.749                11.95              761,332
          Band 17                                                            236,815.229                11.93            2,825,206
          Band 20                                                          1,041,029.604                15.37           16,000,625
                                                                         ---------------                           ---------------
                                                                           2,183,019.104                           $    32,614,009
                                                                         ===============                           ===============

      ING Julius Baer Foreign (Service Class)
      Contracts in accumulation period:
          Band 2                                                               2,483.965      $         12.50      $        31,050
          Band 4                                                              34,787.865                12.42              432,065
          Band 5                                                              30,676.893                12.40              380,393
          Band 6                                                           1,725,311.124                12.37           21,342,099
          Band 7                                                           2,435,713.806                12.35           30,081,065
          Band 8                                                             175,207.274                12.32            2,158,554
          Band 9                                                             135,743.353                12.30            1,669,643
          Band 10                                                          1,879,993.575                12.29           23,105,121
          Band 11                                                            830,172.325                12.27           10,186,214
          Band 12                                                            238,180.273                12.25            2,917,708
          Band 13                                                            630,751.814                12.24            7,720,402
          Band 14                                                          3,018,082.543                12.20           36,820,607
          Band 15                                                             66,812.168                12.19              814,440
          Band 16                                                             88,474.555                12.15            1,074,966
          Band 17                                                          1,213,308.331                12.14           14,729,563
          Band 18                                                             25,477.325                12.12              308,785
          Band 19                                                            277,455.505                12.09            3,354,437
          Band 20                                                          1,434,654.222                12.22           17,531,475
          Band 21                                                            138,775.193                12.17            1,688,894
          Band 25                                                              8,401.079                12.54              105,350
          Band 26                                                            150,528.102                12.52            1,884,612
          Band 27                                                             77,370.472                12.42              960,941
          Band 28                                                             23,195.623                12.37              286,930
          Band 29                                                            219,058.546                12.35            2,705,373
          Band 30                                                             76,704.340                12.25              939,628
          Band 31                                                             44,521.024                12.20              543,156
          Band 32                                                             33,545.721                12.11              406,239
          Band 33                                                             27,896.345                12.04              335,872
          Band 34                                                             33,751.138                11.99              404,676

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Julius Baer Foreign (Service Class) (continued)
          Band 41                                                             15,179.694      $         13.55      $       205,685
          Band 42                                                              5,836.335                13.52               78,907
          Band 43                                                             19,483.825                13.49              262,837
          Band 44                                                             10,318.505                11.59              119,591
          Band 45                                                              2,992.906                11.44               34,239
                                                                         ---------------                           ---------------
                                                                          15,130,845.764                           $   185,621,517
                                                                         ===============                           ===============
      ING Julius Baer Foreign (Advisor Class)
      Contracts in accumulation period:
          Band 6                                                             205,325.938      $         14.62      $     3,001,865
          Band 7                                                               8,856.558                14.61              129,394
          Band 10                                                            124,512.601                14.54            1,810,413
          Band 11                                                              7,933.239                14.52              115,191
          Band 12                                                             76,866.654                14.50            1,114,566
          Band 14                                                             26,484.220                11.48              304,039
          Band 17                                                            154,023.383                11.47            1,766,648
          Band 20                                                            641,027.811                14.47            9,275,672
                                                                         ---------------                           ---------------
                                                                           1,245,030.404                           $    17,517,788
                                                                         ===============                           ===============

      ING Legg Mason Value (Service Class)
      Contracts in accumulation period:
          Band 2                                                              17,876.112      $          9.73      $       173,935
          Band 3                                                               3,716.173                 9.58               35,601
          Band 4                                                             120,084.540                 9.63            1,156,414
          Band 5                                                             297,258.865                 9.61            2,856,658
          Band 6                                                           3,526,755.135                 9.56           33,715,779
          Band 7                                                           4,967,783.790                 9.54           47,392,657
          Band 8                                                             699,819.752                 9.50            6,648,288
          Band 9                                                             360,927.554                 9.48            3,421,593
          Band 10                                                          2,715,141.010                 9.46           25,685,234
          Band 11                                                          2,237,159.393                 9.44           21,118,785
          Band 12                                                          1,930,096.186                 9.42           18,181,506
          Band 13                                                          3,269,857.522                 9.40           30,736,661
          Band 14                                                          4,910,437.283                 9.36           45,961,693
          Band 15                                                             63,441.748                 9.34              592,546
          Band 16                                                            148,342.041                 9.30            1,379,581
          Band 17                                                          1,659,737.212                 9.28           15,402,361
          Band 18                                                            158,166.377                 9.26            1,464,621
          Band 19                                                            380,726.811                 9.22            3,510,301
          Band 20                                                          1,838,795.621                 9.38           17,247,903
          Band 21                                                            401,514.714                 9.32            3,742,117
          Band 25                                                             59,399.258                 9.77              580,331
          Band 26                                                            185,616.792                 9.75            1,809,764

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Legg Mason Value (Service Class) (continued)
          Band 27                                                             67,031.018      $          9.63      $       645,509
          Band 28                                                             28,492.254                 9.56              272,386
          Band 29                                                            172,109.371                 9.54            1,641,923
          Band 30                                                            109,370.414                 9.42            1,030,269
          Band 31                                                             54,328.837                 9.36              508,518
          Band 32                                                             17,811.075                 9.24              164,574
          Band 33                                                             37,314.088                 9.16              341,797
          Band 34                                                             50,136.846                 9.10              456,245
          Band 41                                                             10,068.808                12.10              121,833
          Band 42                                                              4,995.161                12.07               60,292
          Band 43                                                             17,968.922                12.04              216,346
          Band 44                                                              1,257.366                11.21               14,095
          Band 45                                                              7,766.795                11.12               86,367
                                                                         ---------------                           ---------------
                                                                          30,531,304.844                           $   288,374,483
                                                                         ===============                           ===============

      ING Legg Mason Value (Advisor Class)
      Contracts in accumulation period:
          Band 6                                                             220,537.040      $         13.14      $     2,897,857
          Band 7                                                               1,576.121                13.13               20,694
          Band 10                                                            129,179.849                13.07            1,688,381
          Band 11                                                              4,756.116                13.05               62,067
          Band 12                                                            153,181.130                13.04            1,997,482
          Band 14                                                             15,238.107                11.17              170,210
          Band 17                                                            123,329.202                11.15            1,375,121
          Band 20                                                            438,491.498                13.01            5,704,774
                                                                         ---------------                           ---------------
                                                                           1,086,289.063                           $    13,916,586
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Lifestyle Aggressive Growth
      Contracts in accumulation period:
          Band 4                                                             124,268.047      $         11.27      $     1,400,501
          Band 5                                                               2,391.848                11.27               26,956
          Band 6                                                           1,993,792.534                11.26           22,450,104
          Band 7                                                           2,311,250.607                11.26           26,024,682
          Band 8                                                             207,985.517                11.25            2,339,837
          Band 9                                                             149,185.087                11.25            1,678,332
          Band 10                                                          2,210,106.293                11.24           24,841,595
          Band 11                                                          1,032,926.871                11.24           11,610,098
          Band 12                                                            132,442.578                11.24            1,488,655
          Band 13                                                            770,621.287                11.23            8,654,077
          Band 14                                                          4,678,466.196                11.22           52,492,391
          Band 15                                                              6,133.117                11.22               68,814
          Band 16                                                            175,102.551                11.21            1,962,900
          Band 17                                                          2,086,787.907                11.21           23,392,892
          Band 18                                                              1,879.468                11.20               21,050
          Band 19                                                            469,049.069                11.20            5,253,350
          Band 20                                                          2,359,301.334                11.23           26,494,954
          Band 21                                                            163,522.225                11.22            1,834,719
          Band 26                                                             12,182.071                11.30              137,657
          Band 27                                                                 26.890                11.27                  303
          Band 28                                                             12,516.596                11.26              140,937
          Band 29                                                             69,657.581                11.26              784,344
          Band 30                                                             26,503.737                11.24              297,902
          Band 31                                                             68,596.054                11.22              769,648
          Band 32                                                              2,847.311                11.20               31,890
          Band 33                                                                489.866                11.19                5,482
          Band 34                                                                 31.598                11.17                  353
          Band 41                                                             16,419.162                11.24              184,551
          Band 42                                                              4,941.511                11.22               55,444
          Band 43                                                             10,082.871                11.21              113,029
          Band 44                                                                184.566                11.18                2,063
          Band 45                                                              2,578.006                11.17               28,796
                                                                         ---------------                           ---------------
                                                                          19,102,270.356                           $   214,588,306
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Lifestyle Growth
      Contracts in accumulation period:
          Band 2                                                                  19.875      $         11.17      $           222
          Band 4                                                             291,254.918                11.16            3,250,405
          Band 5                                                              51,949.259                11.15              579,234
          Band 6                                                           5,437,264.310                11.14           60,571,124
          Band 7                                                           4,856,751.160                11.14           54,104,208
          Band 8                                                             413,897.719                11.13            4,606,682
          Band 9                                                             657,713.357                11.13            7,320,350
          Band 10                                                          5,655,755.267                11.12           62,891,999
          Band 11                                                          1,790,317.358                11.12           19,908,329
          Band 12                                                            738,122.471                11.12            8,207,922
          Band 13                                                            961,248.849                11.11           10,679,475
          Band 14                                                          8,243,161.073                11.11           91,581,520
          Band 15                                                             76,494.259                11.10              849,086
          Band 16                                                            638,720.229                11.09            7,083,407
          Band 17                                                          4,240,167.471                11.09           47,023,457
          Band 18                                                              7,866.214                11.09               87,236
          Band 19                                                            446,533.565                11.08            4,947,592
          Band 20                                                          6,653,474.117                11.11           73,920,097
          Band 21                                                            434,385.907                11.10            4,821,684
          Band 26                                                            206,982.594                11.18            2,314,065
          Band 27                                                             39,316.288                11.16              438,770
          Band 28                                                              4,117.293                11.14               45,867
          Band 29                                                            185,454.492                11.14            2,065,963
          Band 30                                                             71,606.675                11.12              796,266
          Band 31                                                             78,290.519                11.11              869,808
          Band 32                                                             24,934.447                11.08              276,274
          Band 33                                                             36,425.101                11.07              403,226
          Band 34                                                             37,639.962                11.06              416,298
          Band 41                                                             80,652.930                11.12              896,861
          Band 42                                                             39,943.891                11.10              443,377
          Band 43                                                            270,365.447                11.09            2,998,353
          Band 44                                                             80,312.202                11.06              888,253
          Band 45                                                             14,915.361                11.05              164,815
                                                                         ---------------                           ---------------
                                                                          42,766,054.580                           $   475,452,225
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Lifestyle Moderate Growth
      Contracts in accumulation period:
          Band 2                                                              16,548.905      $         11.00      $       182,038
          Band 4                                                             536,087.599                10.98            5,886,242
          Band 5                                                              58,422.722                10.97              640,897
          Band 6                                                           6,187,485.744                10.97           67,876,719
          Band 7                                                           4,122,598.435                10.96           45,183,679
          Band 8                                                             511,128.283                10.95            5,596,855
          Band 9                                                             815,113.139                10.95            8,925,489
          Band 10                                                          4,847,017.879                10.95           53,074,846
          Band 11                                                          2,699,957.923                10.94           29,537,540
          Band 12                                                            448,537.182                10.94            4,906,997
          Band 13                                                          1,346,988.719                10.94           14,736,057
          Band 14                                                          7,771,171.302                10.93           84,938,902
          Band 15                                                             61,971.873                10.92              676,733
          Band 16                                                            284,127.233                10.92            3,102,669
          Band 17                                                          3,589,799.236                10.91           39,164,710
          Band 18                                                              8,005.382                10.91               87,339
          Band 19                                                            868,857.917                10.90            9,470,551
          Band 20                                                          5,434,550.269                10.93           59,399,634
          Band 21                                                            292,655.661                10.92            3,195,800
          Band 26                                                            182,642.232                11.00            2,009,065
          Band 27                                                             28,590.257                10.98              313,921
          Band 28                                                             28,543.711                10.97              313,125
          Band 29                                                            193,278.223                10.96            2,118,329
          Band 30                                                            114,530.666                10.94            1,252,965
          Band 31                                                             49,275.342                10.93              538,579
          Band 32                                                             68,510.254                10.91              747,447
          Band 33                                                            232,984.489                10.89            2,537,201
          Band 34                                                            246,316.419                10.88            2,679,923
          Band 41                                                             96,327.896                10.94            1,053,827
          Band 42                                                             13,055.283                10.92              142,564
          Band 43                                                            302,213.795                10.91            3,297,153
          Band 44                                                             25,676.112                10.89              279,613
          Band 45                                                              5,962.621                10.88               64,873
                                                                         ---------------                           ---------------
                                                                          41,488,932.703                           $   453,932,282
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Lifestyle Moderate
      Contracts in accumulation period:
          Band 4                                                             185,823.657      $         10.84      $     2,014,328
          Band 5                                                              43,278.005                10.83              468,701
          Band 6                                                           3,603,108.071                10.83           39,021,660
          Band 7                                                           1,762,007.296                10.82           19,064,919
          Band 8                                                             203,559.626                10.82            2,202,515
          Band 9                                                             490,307.931                10.81            5,300,229
          Band 10                                                          1,873,298.490                10.81           20,250,357
          Band 11                                                          1,351,986.483                10.80           14,601,454
          Band 12                                                            527,750.340                10.80            5,699,704
          Band 13                                                            863,041.299                10.80            9,320,846
          Band 14                                                          3,610,208.491                10.79           38,954,150
          Band 15                                                             48,875.070                10.79              527,362
          Band 16                                                            136,800.095                10.78            1,474,705
          Band 17                                                          1,301,835.276                10.78           14,033,784
          Band 18                                                              7,997.175                10.77               86,130
          Band 19                                                            417,929.138                10.76            4,496,918
          Band 20                                                          1,845,688.064                10.79           19,914,974
          Band 21                                                            220,958.059                10.78            2,381,928
          Band 26                                                             80,248.326                10.86              871,497
          Band 27                                                             14,374.518                10.84              155,820
          Band 28                                                             19,056.497                10.83              206,382
          Band 29                                                            263,440.569                10.82            2,850,427
          Band 30                                                             73,464.053                10.80              793,412
          Band 31                                                             54,159.532                10.79              584,381
          Band 32                                                             77,112.732                10.77              830,504
          Band 33                                                             11,333.635                10.75              121,837
          Band 34                                                             38,216.781                10.74              410,448
          Band 41                                                             39,775.284                10.80              429,573
          Band 42                                                             28,980.741                10.79              312,702
          Band 43                                                            369,838.848                10.78            3,986,863
          Band 44                                                             29,101.707                10.75              312,843
          Band 45                                                             15,305.223                10.74              164,378
                                                                         ---------------                           ---------------
                                                                          19,608,861.012                           $   211,845,731
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Limited Maturity Bond
      Contracts in accumulation period:
          Band 1                                                              23,526.753      $         22.45      $       528,176
          Band 2                                                             518,635.439                21.74           11,275,134
          Band 3                                                              13,082.339                20.54              268,711
          Band 4                                                             216,064.002                20.93            4,522,220
          Band 5                                                             285,547.828                20.70            5,910,840
          Band 6                                                           3,368,052.401                20.43           68,809,311
          Band 7                                                           2,758,488.346                20.20           55,721,465
          Band 8                                                           1,693,679.290                19.94           33,771,965
          Band 9                                                             393,676.090                19.72            7,763,292
          Band 10                                                            809,811.758                19.56           15,839,918
          Band 11                                                          2,522,674.087                19.44           49,040,784
          Band 12                                                            644,003.064                19.25           12,397,059
          Band 13                                                          1,972,193.319                19.09           37,649,170
          Band 14                                                          1,718,053.968                18.78           32,265,054
          Band 15                                                              1,128.749                18.67               21,074
          Band 16                                                             49,031.565                18.37              900,710
          Band 17                                                            281,027.594                18.22            5,120,323
          Band 18                                                             32,649.496                18.07              589,976
          Band 19                                                             82,784.990                17.78            1,471,917
          Band 20                                                            466,124.039                18.97            8,842,373
          Band 21                                                            143,020.099                18.51            2,647,302
          Band 24                                                              1,261.783                23.58               29,753
          Band 25                                                             89,729.333                22.11            1,983,916
                                                                         ---------------                           ---------------
                                                                          18,084,246.332                           $   357,370,443
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Liquid Assets (Service Class)
      Contracts in accumulation period:
          Band 1                                                             125,989.840      $         17.22      $     2,169,545
          Band 2                                                             403,654.437                16.68            6,732,956
          Band 3                                                              32,086.393                15.76              505,682
          Band 4                                                             615,096.978                16.04            9,866,156
          Band 5                                                             225,600.314                15.85            3,575,765
          Band 6                                                           5,650,655.730                15.66           88,489,269
          Band 7                                                           6,173,904.680                15.47           95,510,305
          Band 8                                                           2,859,998.394                15.29           43,729,375
          Band 9                                                           1,131,571.930                15.10           17,086,736
          Band 10                                                          1,780,415.036                14.97           26,652,813
          Band 11                                                          4,839,983.103                14.90           72,115,748
          Band 12                                                            909,498.114                14.73           13,396,907
          Band 13                                                          5,378,658.908                14.62           78,635,993
          Band 14                                                          5,492,891.985                14.38           78,987,787
          Band 15                                                            113,261.815                14.31            1,620,777
          Band 16                                                            203,936.215                14.08            2,871,422
          Band 17                                                            862,220.424                13.97           12,045,219
          Band 18                                                             92,226.631                13.85            1,277,339
          Band 19                                                            455,671.252                13.63            6,210,799
          Band 20                                                          1,339,734.204                14.54           19,479,735
          Band 21                                                            227,939.473                14.19            3,234,461
          Band 25                                                             47,965.706                16.95              813,019
          Band 26                                                            296,716.160                16.81            4,987,799
          Band 27                                                             75,274.404                16.02            1,205,896
          Band 28                                                             21,655.696                15.64              338,695
          Band 29                                                            694,267.522                15.51           10,768,089
          Band 30                                                            210,710.286                14.78            3,114,298
          Band 31                                                            371,485.540                14.42            5,356,821
          Band 32                                                             95,077.740                13.76            1,308,270
          Band 33                                                             46,242.519                13.32              615,950
          Band 34                                                            206,137.788                13.00            2,679,791
          Band 35                                                             31,348.169                17.37              544,518
          Band 36                                                              1,753.188                16.82               29,489
          Band 38                                                              3,821.724                 9.98               38,141
          Band 39                                                              1,668.389                 9.95               16,600
          Band 41                                                             92,851.240                 9.88              917,370
          Band 42                                                             25,423.903                 9.85              250,425
          Band 43                                                            108,910.959                 9.83            1,070,595
          Band 44                                                             12,729.224                 9.90              126,019
          Band 45                                                              1,461.087                 9.89               14,450
                                                                         ---------------                           ---------------
                                                                          41,260,497.100                           $   618,391,024
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Liquid Assets (Advisor Class)
      Contracts in accumulation period:
          Band 6                                                             206,101.957      $          9.85      $     2,030,104
          Band 7                                                              15,265.015                 9.83              150,055
          Band 8                                                                 214.107                 9.81                2,100
          Band 10                                                            125,734.819                 9.79            1,230,944
          Band 11                                                              1,031.863                 9.78               10,092
          Band 12                                                            115,991.706                 9.77            1,133,239
          Band 14                                                             18,805.742                 9.91              186,365
          Band 17                                                             66,141.548                 9.90              654,801
          Band 20                                                            420,988.886                 9.74            4,100,432
                                                                         ---------------                           ---------------
                                                                             970,275.643                           $     9,498,132
                                                                         ===============                           ===============

      ING Marsico Growth (Service Class)
      Contracts in accumulation period:
          Band 1                                                              12,078.490      $         16.09      $       194,343
          Band 2                                                             273,472.179                15.81            4,323,595
          Band 3                                                               7,197.703                15.33              110,341
          Band 4                                                             406,302.410                15.47            6,285,498
          Band 5                                                             423,500.804                15.40            6,521,912
          Band 6                                                          10,489,009.301                15.26          160,062,282
          Band 7                                                           6,699,025.942                15.19          101,758,204
          Band 8                                                           6,191,793.331                15.06           93,248,408
          Band 9                                                           1,835,266.332                14.99           27,510,642
          Band 10                                                          2,512,016.319                14.93           37,504,404
          Band 11                                                          8,870,600.113                14.86          131,817,118
          Band 12                                                          1,539,756.572                14.79           22,773,000
          Band 13                                                          4,872,617.151                14.73           71,773,651
          Band 14                                                          5,846,166.479                14.60           85,354,031
          Band 15                                                             27,998.575                14.53              406,819
          Band 16                                                             89,287.394                14.40            1,285,738
          Band 17                                                          1,380,889.559                14.34           19,801,956
          Band 18                                                             90,447.307                14.28            1,291,588
          Band 19                                                            372,076.492                14.15            5,264,882
          Band 20                                                          1,913,665.262                14.66           28,054,333
          Band 21                                                            349,743.578                14.47            5,060,790
          Band 24                                                                808.316                16.52               13,353
          Band 25                                                            145,232.101                15.95            2,316,452
          Band 26                                                             28,439.536                11.25              319,945
          Band 27                                                              3,281.341                11.22               36,817
          Band 28                                                              2,039.573                11.21               22,864
          Band 29                                                             24,109.038                11.21              270,262

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Marsico Growth (Service Class) (continued)
          Band 30                                                              4,465.956      $         11.18      $        49,929
          Band 31                                                              4,940.175                11.17               55,182
          Band 32                                                              1,277.283                11.15               14,242
          Band 33                                                              2,544.507                11.14               28,346
          Band 41                                                              1,083.217                11.19               12,121
          Band 43                                                              8,161.776                11.16               91,085
          Band 44                                                                100.574                11.13                1,119
          Band 45                                                                779.427                11.02                8,589
                                                                         ---------------                           ---------------
                                                                          54,430,174.113                           $   813,643,841
                                                                         ===============                           ===============

      ING Marsico Growth (Advisor Class)
      Contracts in accumulation period:
          Band 6                                                             205,275.489      $         14.16      $     2,906,701
          Band 7                                                               8,754.685                14.15              123,879
          Band 10                                                             98,569.254                14.08            1,387,855
          Band 11                                                              5,974.460                14.06               84,001
          Band 12                                                             96,977.826                14.05            1,362,538
          Band 14                                                             15,759.138                11.00              173,351
          Band 17                                                             47,683.088                10.98              523,560
          Band 20                                                            609,228.693                14.01            8,535,294
                                                                         ---------------                           ---------------
                                                                           1,088,222.633                           $    15,097,179
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Mercury Focus Value (Service Class)
      Contracts in accumulation period:
          Band 1                                                               1,324.315      $         12.10      $        16,024
          Band 2                                                               1,144.045                12.04               13,774
          Band 3                                                                 397.619                11.92                4,740
          Band 4                                                               6,785.999                11.96               81,161
          Band 5                                                               5,138.175                11.94               61,350
          Band 6                                                             405,740.721                11.91            4,832,372
          Band 7                                                             488,820.609                11.89            5,812,077
          Band 8                                                              78,886.605                11.86              935,595
          Band 9                                                              34,490.958                11.84              408,373
          Band 10                                                            265,975.024                11.83            3,146,485
          Band 11                                                            248,218.513                11.81            2,931,461
          Band 12                                                            128,595.574                11.80            1,517,428
          Band 13                                                            285,244.170                11.78            3,360,176
          Band 14                                                            615,881.421                11.75            7,236,607
          Band 15                                                                653.782                11.73                7,669
          Band 16                                                              9,298.768                11.70              108,796
          Band 17                                                            257,303.775                11.69            3,007,881
          Band 18                                                            124,385.389                11.67            1,451,577
          Band 19                                                            105,343.140                11.64            1,226,194
          Band 20                                                            359,376.233                11.76            4,226,264
          Band 21                                                             42,465.166                11.72              497,692
          Band 25                                                              2,961.203                12.07               35,742
                                                                         ---------------                           ---------------
                                                                           3,468,431.204                           $    40,919,438
                                                                         ===============                           ===============

      ING Mercury Focus Value (Advisor Class)
      Contracts in accumulation period:
          Band 6                                                              20,089.869      $         14.44      $       290,098
          Band 10                                                             37,780.405                14.36              542,527
          Band 11                                                              1,281.776                14.34               18,381
          Band 12                                                             24,553.818                14.33              351,856
          Band 14                                                                812.422                10.65                8,652
          Band 17                                                              5,738.006                10.63               60,995
          Band 20                                                             80,233.397                14.29            1,146,535
                                                                         ---------------                           ---------------
                                                                             170,489.693                           $     2,419,044
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Mercury Large Cap Growth (Service Class)
      Contracts in accumulation period:
          Band 2                                                               5,178.185      $         11.05      $        57,219
          Band 4                                                                  71.421                10.98                  784
          Band 5                                                               7,333.279                10.97               80,446
          Band 6                                                             273,907.526                10.94            2,996,548
          Band 7                                                             289,685.275                10.92            3,163,363
          Band 8                                                              31,998.120                10.89              348,460
          Band 9                                                               5,665.105                10.88               61,636
          Band 10                                                            188,505.821                10.86            2,047,173
          Band 11                                                            151,829.532                10.85            1,647,350
          Band 12                                                             67,045.295                10.83              726,101
          Band 13                                                            138,104.190                10.82            1,494,287
          Band 14                                                            242,746.489                10.79            2,619,235
          Band 16                                                                816.579                10.74                8,770
          Band 17                                                             72,892.789                10.73              782,140
          Band 18                                                              1,929.163                10.72               20,681
          Band 19                                                             18,254.397                10.69              195,140
          Band 20                                                            215,008.313                10.80            2,322,090
          Band 21                                                             26,549.622                10.76              285,674
          Band 25                                                                562.897                11.08                6,237
                                                                         ---------------                           ---------------
                                                                           1,738,083.998                           $    18,863,334
                                                                         ===============                           ===============

      ING Mercury Large Cap Growth (Advisor Class)
      Contracts in accumulation period:
          Band 6                                                              35,879.412      $         12.92      $       463,562
          Band 10                                                             26,411.035                12.84              339,118
          Band 12                                                             41,435.916                12.81              530,794
          Band 14                                                              2,793.218                10.97               30,642
          Band 17                                                              9,125.710                10.95               99,927
          Band 20                                                             54,855.723                12.78              701,056
                                                                         ---------------                           ---------------
                                                                             170,501.014                           $     2,165,099
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING MFS(R) Mid-Cap Growth (Service Class)
      Contracts in accumulation period:
          Band 1                                                              23,072.301      $         26.61      $       613,954
          Band 2                                                             469,698.340                26.07           12,245,036
          Band 3                                                               7,748.403                25.14              194,795
          Band 4                                                             233,531.357                25.41            5,934,032
          Band 5                                                             244,523.752                25.28            6,181,560
          Band 6                                                           4,782,189.858                24.98          119,459,103
          Band 7                                                           3,551,098.432                24.89           88,386,840
          Band 8                                                           2,883,721.767                24.63           71,026,067
          Band 9                                                             805,418.874                24.50           19,732,762
          Band 10                                                          1,290,209.519                24.37           31,442,406
          Band 11                                                          3,792,124.800                24.25           91,959,026
          Band 12                                                            940,156.114                24.12           22,676,565
          Band 13                                                          2,244,737.937                24.00           53,873,711
          Band 14                                                          3,541,705.864                23.75           84,115,514
          Band 15                                                              3,927.177                23.63               92,799
          Band 16                                                             54,725.497                23.38            1,279,482
          Band 17                                                            704,317.643                23.26           16,382,428
          Band 18                                                             64,760.358                23.14            1,498,555
          Band 19                                                            156,677.205                22.90            3,587,908
          Band 20                                                          1,021,481.455                23.87           24,382,762
          Band 21                                                            167,581.379                23.50            3,938,162
          Band 22                                                              1,996.830                25.41               50,739
          Band 23                                                             24,168.098                24.98              603,719
          Band 24                                                                 52.693                27.45                1,446
          Band 25                                                             78,820.618                26.34            2,076,135
                                                                         ---------------                           ---------------
                                                                          27,088,446.271                           $   661,735,506
                                                                         ===============                           ===============

      ING MFS(R) Mid-Cap Growth (Advisor Class)
      Contracts in accumulation period:
          Band 6                                                             243,212.913      $         15.16      $     3,687,108
          Band 7                                                               6,792.154                15.14              102,833
          Band 8                                                                 670.498                15.11               10,131
          Band 10                                                             81,087.007                15.07            1,221,981
          Band 11                                                                551.248                15.05                8,296
          Band 12                                                            156,228.193                15.04            2,349,672
          Band 14                                                             36,305.438                10.82              392,825
          Band 17                                                             85,997.457                10.80              928,773
          Band 20                                                            559,568.003                15.00            8,393,520
                                                                         ---------------                           ---------------
                                                                           1,170,412.911                           $    17,095,139
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING MFS(R) Total Return (Service Class)
      Contracts in accumulation period:
          Band 1                                                               3,551.651      $         25.80      $        91,633
          Band 2                                                             149,881.710                25.28            3,789,010
          Band 3                                                               4,037.765                24.38               98,441
          Band 4                                                             484,054.931                24.63           11,922,273
          Band 5                                                             435,307.810                24.51           10,669,394
          Band 6                                                           8,600,359.049                24.26          208,644,711
          Band 7                                                           6,766,794.185                24.13          163,282,744
          Band 8                                                           4,961,026.099                23.88          118,469,303
          Band 9                                                             911,027.219                23.76           21,646,007
          Band 10                                                          2,977,831.254                23.63           70,366,153
          Band 11                                                          7,728,640.250                23.51          181,700,332
          Band 12                                                          2,585,539.022                23.39           60,475,758
          Band 13                                                          4,747,333.506                23.27          110,470,451
          Band 14                                                          6,387,499.777                23.03          147,104,120
          Band 15                                                             96,310.000                22.91            2,206,462
          Band 16                                                            157,856.136                22.67            3,578,599
          Band 17                                                          1,502,758.266                22.55           33,887,199
          Band 18                                                            181,189.271                22.43            4,064,075
          Band 19                                                            472,868.210                22.20           10,497,674
          Band 20                                                          2,327,129.998                23.15           53,873,059
          Band 21                                                            569,629.190                22.79           12,981,849
          Band 22                                                              2,651.456                24.63               65,305
          Band 23                                                             30,024.688                24.26              728,399
          Band 24                                                                243.691                26.62                6,487
          Band 25                                                            116,689.706                25.54            2,980,255
          Band 26                                                            282,580.285                25.41            7,180,365
          Band 27                                                            134,150.758                24.63            3,304,133
          Band 28                                                             37,331.781                24.25              905,296
          Band 29                                                            442,698.724                24.12           10,677,893
          Band 30                                                            271,607.881                23.38            6,350,192
          Band 31                                                            132,414.253                23.02            3,048,176
          Band 32                                                            152,246.511                22.34            3,401,187
          Band 33                                                             44,757.649                21.88              979,297
          Band 34                                                             88,961.582                21.54            1,916,232
          Band 35                                                            101,092.298                25.94            2,622,334
          Band 36                                                              6,021.800                25.41              153,014
          Band 37                                                              4,412.816                25.02              110,409
          Band 38                                                            134,810.437                12.01            1,619,073
          Band 39                                                             32,200.010                11.98              385,756
          Band 40                                                              6,713.740                11.95               80,229
          Band 41                                                             61,484.408                11.65              716,293

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING MFS(R) Total Return (Service Class) (continued)
          Band 42                                                             30,951.099      $         11.62      $       359,652
          Band 43                                                            137,786.963                11.59            1,596,951
          Band 44                                                             34,763.853                10.83              376,493
          Band 45                                                             20,094.177                10.75              216,012
                                                                         ---------------                           ---------------
                                                                          54,357,315.865                           $ 1,279,598,680
                                                                         ===============                           ===============

      ING MFS(R) Total Return (Advisor Class)
      Contracts in accumulation period:
          Band 6                                                             497,490.076      $         12.62      $     6,278,325
          Band 7                                                              80,712.127                12.60            1,016,973
          Band 8                                                              14,069.501                12.57              176,854
          Band 10                                                            302,038.819                12.55            3,790,587
          Band 11                                                             28,740.524                12.53              360,119
          Band 12                                                            287,529.890                12.52            3,599,874
          Band 14                                                             31,001.529                10.71              332,026
          Band 17                                                            217,817.844                10.70            2,330,651
          Band 20                                                          1,382,369.476                12.49           17,265,795
                                                                         ---------------                           ---------------
                                                                           2,841,769.786                           $    35,151,204
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Oppenheimer Main Street (Service Class)
      Contracts in accumulation period:
          Band 1                                                               3,368.255      $         22.01      $        74,135
          Band 2                                                             105,226.546                21.56            2,268,684
          Band 3                                                               7,762.703                20.79              161,387
          Band 4                                                             277,042.493                21.01            5,820,663
          Band 5                                                             162,343.454                20.90            3,392,978
          Band 6                                                           4,610,019.627                20.70           95,427,406
          Band 7                                                           2,587,272.931                20.58           53,246,077
          Band 8                                                           3,703,211.825                20.37           75,434,425
          Band 9                                                             631,569.421                20.26           12,795,596
          Band 10                                                            887,678.338                20.16           17,895,595
          Band 11                                                          4,488,627.576                20.05           89,996,983
          Band 12                                                            854,269.095                19.95           17,042,668
          Band 13                                                          1,916,551.815                19.85           38,043,554
          Band 14                                                          2,238,476.121                19.64           43,963,671
          Band 15                                                              9,183.348                19.54              179,443
          Band 16                                                             42,134.263                19.34              814,877
          Band 17                                                            375,602.151                19.24            7,226,585
          Band 18                                                             50,070.453                19.14              958,348
          Band 19                                                            107,021.203                18.94            2,026,982
          Band 20                                                            591,684.840                19.74           11,679,859
          Band 21                                                            150,163.285                19.44            2,919,174
          Band 22                                                              1,303.584                21.01               27,388
          Band 23                                                             28,573.355                20.70              591,468
          Band 25                                                             68,004.225                21.79            1,481,812
          Band 26                                                             18,770.338                21.67              406,753
          Band 27                                                              9,940.882                21.01              208,858
          Band 28                                                              9,381.739                20.68              194,014
          Band 29                                                             62,265.568                20.58            1,281,425
          Band 30                                                             44,057.008                19.95              878,937
          Band 31                                                             22,152.558                19.64              435,076
          Band 32                                                             13,782.361                19.05              262,554
          Band 33                                                              2,684.397                18.66               50,091
          Band 34                                                             23,403.694                18.37              429,926
          Band 41                                                              2,321.766                12.02               27,908
          Band 43                                                              3,549.532                11.97               42,488
          Band 44                                                              5,931.674                10.85               64,359
                                                                         ---------------                           ---------------
                                                                          24,115,402.424                           $   487,752,147
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Oppenheimer Main Street (Advisor Class)
      Contracts in accumulation period:
          Band 6                                                              33,660.947      $         13.24      $       445,671
          Band 7                                                               1,998.040                13.23               26,434
          Band 10                                                              7,015.528                13.16               92,324
          Band 12                                                             32,726.171                13.13              429,695
          Band 14                                                              3,946.278                10.74               42,383
          Band 17                                                              6,279.946                10.73               67,384
          Band 20                                                            133,111.960                13.10            1,743,767
                                                                         ---------------                           ---------------
                                                                             218,738.870                           $     2,847,658
                                                                         ===============                           ===============

      ING PIMCO Core Bond (Service Class)
      Contracts in accumulation period:
          Band 1                                                               2,752.704      $         14.44      $        39,749
          Band 2                                                              78,685.459                14.14            1,112,612
          Band 3                                                               3,988.061                13.64               54,397
          Band 4                                                             229,158.613                13.78            3,157,806
          Band 5                                                             394,419.187                13.71            5,407,487
          Band 6                                                           5,830,658.505                13.57           79,122,036
          Band 7                                                           6,452,866.900                13.50           87,113,703
          Band 8                                                           1,773,850.999                13.36           23,698,649
          Band 9                                                             773,577.529                13.29           10,280,845
          Band 10                                                          3,434,154.820                13.22           45,399,527
          Band 11                                                          4,363,495.755                13.15           57,379,969
          Band 12                                                          1,753,710.089                13.08           22,938,528
          Band 13                                                          4,229,657.077                13.02           55,070,135
          Band 14                                                          5,935,424.977                12.88           76,448,274
          Band 15                                                            201,998.447                12.82            2,589,620
          Band 16                                                            164,761.507                12.68            2,089,176
          Band 17                                                          1,661,001.664                12.62           20,961,841
          Band 18                                                            320,812.307                12.55            4,026,194
          Band 19                                                            440,349.986                12.42            5,469,147
          Band 20                                                          2,114,844.747                12.95           27,387,239
          Band 21                                                            788,210.172                12.75           10,049,680
          Band 25                                                            101,282.087                14.29            1,447,321
          Band 26                                                            528,207.699                14.21            7,505,831
          Band 27                                                            259,796.822                13.78            3,580,000
          Band 28                                                             86,540.598                13.57            1,174,356
          Band 29                                                            819,743.759                13.50           11,066,541
          Band 30                                                            510,333.316                13.08            6,675,160
          Band 31                                                            162,627.263                12.88            2,094,639
          Band 32                                                            162,752.903                12.50            2,034,411
          Band 33                                                            103,463.317                12.24            1,266,391

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING PIMCO Core Bond (Service Class) (continued)
          Band 34                                                            142,530.546      $         12.05      $     1,717,493
          Band 35                                                             15,494.303                14.51              224,822
          Band 36                                                              2,692.912                14.22               38,293
          Band 38                                                             10,565.752                10.67              112,737
          Band 39                                                              5,050.612                10.64               53,739
          Band 41                                                             89,883.158                10.58              950,964
          Band 42                                                             77,025.378                10.55              812,618
          Band 43                                                             77,295.935                10.53              813,926
          Band 44                                                             22,624.772                10.30              233,035
          Band 45                                                              7,950.382                10.26               81,571
                                                                         ---------------                           ---------------
                                                                          44,134,241.019                           $   581,680,462
                                                                         ===============                           ===============

      ING PIMCO Core Bond (Advisor Class)
      Contracts in accumulation period:
          Band 6                                                             569,880.274      $         10.92      $     6,223,093
          Band 7                                                              53,865.423                10.91              587,672
          Band 8                                                               1,940.775                10.88               21,116
          Band 10                                                            276,746.571                10.86            3,005,468
          Band 11                                                             14,906.176                10.85              161,732
          Band 12                                                            384,279.625                10.83            4,161,748
          Band 14                                                             39,406.858                10.05              396,039
          Band 17                                                            208,861.019                10.03            2,094,876
          Band 20                                                          1,036,663.625                10.81           11,206,334
                                                                         ---------------                           ---------------
                                                                           2,586,550.346                           $    27,858,078
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING PIMCO High Yield
      Contracts in accumulation period:
          Band 1                                                               3,696.960      $         11.13      $        41,147
          Band 2                                                              90,269.713                10.85              979,426
          Band 4                                                             422,446.668                10.83            4,575,097
          Band 5                                                             447,708.782                10.83            4,848,686
          Band 6                                                           9,302,190.343                10.82          100,649,700
          Band 7                                                           8,211,680.026                10.82           88,850,378
          Band 8                                                           3,547,229.656                10.81           38,345,553
          Band 9                                                           1,090,508.630                10.81           11,788,398
          Band 10                                                          4,403,121.051                10.80           47,553,707
          Band 11                                                          6,965,130.715                10.80           75,223,412
          Band 12                                                          2,230,183.761                10.79           24,063,683
          Band 13                                                          5,909,999.843                10.79           63,768,898
          Band 14                                                          7,944,194.521                10.78           85,638,417
          Band 15                                                            103,712.793                10.78            1,118,024
          Band 16                                                            427,910.202                10.77            4,608,593
          Band 17                                                          2,372,831.024                10.77           25,555,390
          Band 18                                                            155,168.905                10.77            1,671,169
          Band 19                                                            666,932.724                10.76            7,176,196
          Band 20                                                          3,220,096.198                10.79           34,744,838
          Band 21                                                            671,365.884                10.77            7,230,611
          Band 24                                                                223.532                10.89                2,434
          Band 25                                                            154,395.016                10.86            1,676,730
          Band 26                                                            447,490.444                10.85            4,855,271
          Band 27                                                            163,242.560                10.83            1,767,917
          Band 28                                                            111,505.907                10.82            1,206,494
          Band 29                                                            532,760.639                10.82            5,764,470
          Band 30                                                            259,725.575                10.79            2,802,439
          Band 31                                                            178,381.608                10.78            1,922,954
          Band 32                                                            158,073.570                10.76            1,700,872
          Band 33                                                            159,785.226                10.75            1,717,691
          Band 34                                                            102,143.900                10.74            1,097,025
          Band 41                                                             66,327.511                10.80              716,337
          Band 42                                                             31,136.030                10.78              335,646
          Band 43                                                             67,084.942                10.77              722,505
          Band 44                                                             10,938.253                10.74              117,477
          Band 45                                                             15,820.699                10.73              169,756
                                                                         ---------------                           ---------------
                                                                          60,645,413.811                           $   655,007,341
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Salomon Brothers All Cap (Service Class)
      Contracts in accumulation period:
          Band 2                                                              47,972.883      $         12.70      $       609,256
          Band 3                                                               6,172.596                12.48               77,034
          Band 4                                                             144,471.113                12.54            1,811,668
          Band 5                                                             394,990.586                12.51            4,941,332
          Band 6                                                           3,895,346.852                12.45           48,497,068
          Band 7                                                           5,563,149.625                12.42           69,094,318
          Band 8                                                           1,364,781.045                12.35           16,855,046
          Band 9                                                             741,657.738                12.32            9,137,223
          Band 10                                                          2,410,480.146                12.29           29,624,801
          Band 11                                                          3,445,695.326                12.26           42,244,225
          Band 12                                                          1,658,941.764                12.23           20,288,858
          Band 13                                                          3,539,088.857                12.20           43,176,884
          Band 14                                                          6,878,510.153                12.14           83,505,113
          Band 15                                                             44,414.518                12.11              537,860
          Band 16                                                            164,134.084                12.05            1,977,816
          Band 17                                                          1,677,608.944                12.02           20,164,860
          Band 18                                                            219,486.426                11.99            2,631,642
          Band 19                                                            504,547.787                11.93            6,019,255
          Band 20                                                          1,463,875.432                12.17           17,815,364
          Band 21                                                            404,311.421                12.08            4,884,082
          Band 25                                                             80,648.526                12.76            1,029,075
          Band 26                                                             15,852.831                11.93              189,124
          Band 27                                                              7,323.566                11.88               87,004
          Band 28                                                             10,193.979                11.86              120,901
          Band 29                                                             48,754.748                11.85              577,744
          Band 30                                                             40,416.750                11.80              476,918
          Band 31                                                             27,583.867                11.77              324,662
          Band 32                                                              5,141.477                11.73               60,310
          Band 33                                                              8,738.354                11.70              102,239
          Band 34                                                             17,471.041                11.67              203,887
          Band 41                                                              3,190.141                11.80               37,644
          Band 42                                                                540.429                11.77                6,361
          Band 43                                                             15,650.759                11.74              183,740
          Band 44                                                              1,804.995                10.52               18,989
                                                                         ---------------                           ---------------
                                                                          34,852,948.759                           $   427,312,303
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Salomon Brothers All Cap (Advisor Class)
      Contracts in accumulation period:
          Band 6                                                             223,386.182      $         13.84      $     3,091,665
          Band 7                                                               3,430.878                13.82               47,415
          Band 10                                                            130,299.907                13.76            1,792,927
          Band 11                                                              3,130.863                13.74               43,018
          Band 12                                                            113,974.621                13.73            1,564,872
          Band 14                                                             19,300.022                10.32              199,176
          Band 17                                                            135,761.260                10.30            1,398,341
          Band 20                                                            485,307.261                13.69            6,643,856
                                                                         ---------------                           ---------------
                                                                           1,114,590.994                           $    14,781,270
                                                                         ===============                           ===============

      ING Salomon Brothers Investors (Service Class)
      Contracts in accumulation period:
          Band 2                                                               4,923.195      $         11.55      $        56,863
          Band 3                                                               1,821.903                11.35               20,679
          Band 4                                                              31,348.568                11.41              357,687
          Band 5                                                             213,214.506                11.38            2,426,381
          Band 6                                                           1,503,567.671                11.32           17,020,386
          Band 7                                                           2,108,369.906                11.29           23,803,496
          Band 8                                                             477,224.689                11.24            5,364,006
          Band 9                                                             257,973.815                11.21            2,891,886
          Band 10                                                          1,173,058.522                11.18           13,114,794
          Band 11                                                          1,321,267.358                11.15           14,732,131
          Band 12                                                            617,041.434                11.12            6,861,501
          Band 13                                                          1,181,535.578                11.10           13,115,045
          Band 14                                                          2,359,109.085                11.04           26,044,564
          Band 15                                                             19,799.760                11.01              217,995
          Band 16                                                             29,522.670                10.96              323,568
          Band 17                                                            614,931.218                10.93            6,721,198
          Band 18                                                             43,667.006                10.90              475,970
          Band 19                                                            212,623.491                10.85            2,306,965
          Band 20                                                            555,558.895                11.07            6,150,037
          Band 21                                                            202,420.093                10.99            2,224,597
          Band 25                                                             38,694.418                11.61              449,242
          Band 26                                                              4,991.000                12.11               60,441
          Band 27                                                              1,166.814                12.07               14,083
          Band 28                                                                551.299                12.04                6,638
          Band 29                                                             12,676.195                12.03              152,495
          Band 30                                                              7,288.216                11.98               87,313
          Band 31                                                             16,004.251                11.96              191,411
          Band 32                                                              1,329.926                11.91               15,839
          Band 34                                                              5,115.248                11.85               60,616
          Band 41                                                              1,464.915                11.98               17,550
          Band 42                                                                550.592                11.95                6,580
          Band 43                                                              4,338.933                11.93               51,763
                                                                         ---------------                           ---------------
                                                                          13,023,151.170                           $   145,343,720
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Salomon Brothers Investors (Advisor Class)
      Contracts in accumulation period:
          Band 6                                                              29,802.192      $         13.65      $       406,800
          Band 7                                                                 668.785                13.63                9,116
          Band 10                                                             33,815.864                13.57              458,881
          Band 12                                                             10,334.696                13.54              139,932
          Band 14                                                              3,057.188                10.48               32,039
          Band 17                                                              6,172.518                10.46               64,565
          Band 20                                                             59,902.490                13.50              808,684
                                                                         ---------------                           ---------------
                                                                             143,753.733                           $     1,920,017
                                                                         ===============                           ===============

      ING T. Rowe Price Capital Appreciation (Service Class)
      Contracts in accumulation period:
          Band 1                                                              25,503.604      $         43.65      $     1,113,232
          Band 2                                                             811,912.749                42.27           34,319,552
          Band 3                                                              17,430.406                39.95              696,345
          Band 4                                                             325,317.843                40.66           13,227,424
          Band 5                                                             336,586.967                40.28           13,557,723
          Band 6                                                           6,834,476.560                39.69          271,260,375
          Band 7                                                           7,138,949.132                39.32          280,703,480
          Band 8                                                           3,381,218.264                38.74          130,988,396
          Band 9                                                             678,513.579                38.38           26,041,351
          Band 10                                                          3,119,934.242                38.07          118,775,897
          Band 11                                                          5,525,148.835                37.76          208,629,620
          Band 12                                                          2,090,601.188                37.46           78,313,921
          Band 13                                                          5,095,640.266                37.15          189,303,036
          Band 14                                                          6,613,564.237                36.56          241,791,909
          Band 15                                                             30,849.656                36.26            1,118,609
          Band 16                                                            204,649.451                35.68            7,301,892
          Band 17                                                          2,380,506.154                35.39           84,246,113
          Band 18                                                            283,301.858                35.10            9,943,895
          Band 19                                                            535,814.930                34.53           18,501,690
          Band 20                                                          3,088,702.899                36.86          113,849,589
          Band 21                                                            529,273.332                35.97           19,037,962
          Band 25                                                            102,081.047                42.96            4,385,402
                                                                         ---------------                           ---------------
                                                                          49,149,977.199                           $ 1,867,107,413
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING T. Rowe Price Capital Appreciation (Advisor Class)
      Contracts in accumulation period:
          Band 6                                                             715,018.198      $         14.16      $    10,124,658
          Band 7                                                               7,295.223                14.14              103,154
          Band 10                                                            331,091.283                14.08            4,661,765
          Band 11                                                             22,540.241                14.06              316,916
          Band 12                                                            697,270.016                14.05            9,796,644
          Band 14                                                             82,030.788                11.26              923,667
          Band 17                                                            340,180.714                11.24            3,823,631
          Band 20                                                          1,833,168.454                14.01           25,682,690
                                                                         ---------------                           ---------------
                                                                           4,028,594.917                           $    55,433,125
                                                                         ===============                           ===============

      ING T. Rowe Price Equity Income (Service Class)
      Contracts in accumulation period:
          Band 1                                                              93,829.003      $         31.45      $     2,950,922
          Band 2                                                           1,497,910.650                30.45           45,611,379
          Band 3                                                              21,716.434                28.78              624,999
          Band 4                                                             190,159.313                29.29            5,569,766
          Band 5                                                             234,787.678                29.02            6,813,538
          Band 6                                                           4,171,850.052                28.60          119,314,912
          Band 7                                                           4,527,798.635                28.33          128,272,535
          Band 8                                                           1,981,687.299                27.91           55,308,892
          Band 9                                                             450,757.957                27.65           12,463,458
          Band 10                                                          2,602,039.511                27.43           71,373,944
          Band 11                                                          3,691,299.011                27.21          100,440,246
          Band 12                                                          1,324,941.172                26.99           35,760,162
          Band 13                                                          2,660,205.962                26.77           71,213,714
          Band 14                                                          5,028,150.106                26.34          132,441,474
          Band 15                                                             22,781.040                26.13              595,269
          Band 16                                                            138,681.488                25.71            3,565,501
          Band 17                                                          1,591,036.754                25.50           40,571,437
          Band 18                                                            133,584.565                25.29            3,378,354
          Band 19                                                            367,821.089                24.88            9,151,389
          Band 20                                                          2,005,505.923                26.55           53,246,182
          Band 21                                                            429,673.203                25.91           11,132,833
          Band 24                                                                875.356                33.00               28,887
          Band 25                                                             72,730.338                30.95            2,251,004
          Band 26                                                             76,762.577                11.22              861,276
          Band 27                                                             11,053.938                11.20              123,804
          Band 28                                                             16,134.940                11.19              180,550
          Band 29                                                             64,239.294                11.18              718,195
          Band 30                                                             44,116.749                11.16              492,343
          Band 31                                                             11,531.870                11.15              128,580

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING T. Rowe Price Equity Income (Service Class)
      (continued)
          Band 32                                                             11,489.854      $         11.13      $       127,882
          Band 33                                                              3,094.456                11.11               34,379
          Band 34                                                              8,156.689                11.10               90,539
          Band 41                                                             33,702.380                11.16              376,119
          Band 42                                                             32,894.697                11.15              366,776
          Band 43                                                             28,238.967                11.13              314,300
          Band 44                                                              1,674.803                11.11               18,607
          Band 45                                                             39,007.845                11.01              429,476
                                                                         ---------------                           ---------------
                                                                          33,621,921.598                           $   916,343,623
                                                                         ===============                           ===============

      ING T. Rowe Price Equity Income (Advisor Class)
      Contracts in accumulation period:
          Band 6                                                             366,857.165      $         13.70      $     5,025,943
          Band 7                                                               1,598.637                13.68               21,869
          Band 8                                                                 566.972                13.65                7,739
          Band 10                                                            178,103.531                13.62            2,425,770
          Band 11                                                             35,221.365                13.60              479,011
          Band 12                                                            223,333.034                13.59            3,035,096
          Band 14                                                             19,511.882                11.14              217,362
          Band 17                                                            143,422.903                11.12            1,594,863
          Band 20                                                            759,172.681                13.55           10,286,790
                                                                         ---------------                           ---------------
                                                                           1,727,788.170                           $    23,094,443
                                                                         ===============                           ===============

      ING UBS U.S. Balanced (Service Class)
      Contracts in accumulation period:
          Band 2                                                              45,748.874      $          9.40      $       430,039
          Band 4                                                              38,520.359                 9.30              358,239
          Band 5                                                              78,578.965                 9.28              729,213
          Band 6                                                           1,323,901.468                 9.24           12,232,850
          Band 7                                                           1,728,684.890                 9.22           15,938,475
          Band 8                                                             278,102.345                 9.18            2,552,980
          Band 9                                                             234,437.507                 9.16            2,147,448
          Band 10                                                            837,291.806                 9.14            7,652,847
          Band 11                                                          1,035,706.196                 9.12            9,445,640

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING UBS U.S. Balanced (Service Class) (continued)
           Band 12                                                           577,561.954                 9.11            5,261,589
           Band 13                                                         1,156,727.031                 9.09           10,514,649
           Band 14                                                         2,040,064.775                 9.05           18,462,586
           Band 15                                                             8,941.897                 9.03               80,745
           Band 16                                                            60,386.725                 8.99              542,877
           Band 17                                                           559,952.092                 8.97            5,022,770
           Band 18                                                            36,421.107                 8.95              325,969
           Band 19                                                           142,465.519                 8.91            1,269,368
           Band 20                                                           745,308.111                 9.07            6,759,945
           Band 21                                                           124,628.842                 9.01            1,122,906
           Band 24                                                             5,631.395                 9.61               54,118
           Band 25                                                            18,275.762                 9.44              172,523
           Band 26                                                             7,704.709                10.96               84,444
           Band 27                                                            11,863.969                10.94              129,792
           Band 28                                                             2,644.509                10.92               28,878
           Band 29                                                            21,892.885                10.92              239,070
           Band 30                                                             4,251.437                10.90               46,341
           Band 31                                                             9,486.547                10.89              103,309
           Band 32                                                             7,653.286                10.87               83,191
           Band 33                                                               326.429                10.85                3,542
           Band 34                                                             5,236.409                10.84               56,763
           Band 41                                                             3,929.056                10.90               42,827
           Band 42                                                                19.519                10.88                  212
           Band 43                                                            18,019.208                10.87              195,869
           Band 44                                                             1,364.656                10.85               14,807
           Band 45                                                             1,105.825                10.78               11,921
                                                                         ---------------                           ---------------
                                                                          11,172,836.064                           $   102,118,742
                                                                         ===============                           ===============

      ING UBS U.S. Balanced (Advisor Class)
      Contracts in accumulation period:
           Band 6                                                             51,145.701      $         12.42      $       635,230
           Band 8                                                             16,560.447                12.39              205,184
           Band 10                                                            16,903.623                12.37              209,098
           Band 11                                                            11,929.886                12.36              147,453
           Band 12                                                            13,509.966                12.35              166,848
           Band 17                                                            63,725.365                10.73              683,773
           Band 20                                                            93,810.105                12.33            1,156,679
                                                                         ---------------                           ---------------
                                                                             267,585.093                           $     3,204,265
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Van Kampen Equity Growth (Service Class)
      Contracts in accumulation period:
          Band 2                                                              19,197.681      $         10.20      $       195,816
          Band 3                                                               3,321.294                10.11               33,578
          Band 4                                                               5,015.829                10.13               50,810
          Band 5                                                              19,695.956                10.12              199,323
          Band 6                                                             474,118.162                10.09            4,783,852
          Band 7                                                             668,027.478                10.08            6,733,717
          Band 8                                                             126,021.590                10.05            1,266,517
          Band 9                                                              50,841.716                10.04              510,451
          Band 10                                                            299,251.606                10.02            2,998,501
          Band 11                                                            292,549.536                10.01            2,928,421
          Band 12                                                            248,781.371                10.00            2,487,814
          Band 13                                                            474,239.660                 9.98            4,732,912
          Band 14                                                            670,046.428                 9.96            6,673,662
          Band 15                                                              4,438.719                 9.94               44,121
          Band 16                                                              6,372.654                 9.92               63,217
          Band 17                                                            261,717.327                 9.90            2,591,002
          Band 18                                                             10,763.038                 9.89              106,446
          Band 19                                                             58,045.128                 9.86              572,325
          Band 20                                                            250,344.148                 9.97            2,495,931
          Band 21                                                             85,202.394                 9.93              846,060
          Band 25                                                              2,011.150                10.23               20,574
                                                                         ---------------                           ---------------
                                                                           4,030,002.865                           $    40,335,050
                                                                         ===============                           ===============

      ING Van Kampen Equity Growth (Advisor Class)
      Contracts in accumulation period:
          Band 6                                                             128,400.413      $         12.40      $     1,592,165
          Band 8                                                                 419.761                12.36                5,188
          Band 10                                                             87,238.527                12.33            1,075,651
          Band 11                                                              8,056.697                12.31               99,178
          Band 12                                                             74,795.064                12.30              919,979
          Band 14                                                              8,018.570                10.57               84,756
          Band 17                                                             68,583.100                10.55              723,552
          Band 20                                                            432,905.545                12.27            5,311,751
                                                                         ---------------                           ---------------
                                                                             808,417.677                           $     9,812,220
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Van Kampen Global Franchise (Service Class)
      Contracts in accumulation period:
          Band 1                                                               8,066.850      $         12.43      $       100,271
          Band 2                                                               2,613.187                12.37               32,325
          Band 4                                                              13,347.217                12.28              163,904
          Band 5                                                              50,810.519                12.27              623,445
          Band 6                                                           1,394,308.741                12.23           17,052,396
          Band 7                                                           1,290,721.321                12.22           15,772,615
          Band 8                                                             244,553.451                12.18            2,978,661
          Band 9                                                              57,922.440                12.17              704,916
          Band 10                                                          1,143,283.610                12.15           13,890,896
          Band 11                                                            601,306.918                12.13            7,293,853
          Band 12                                                            354,307.263                12.12            4,294,204
          Band 13                                                            793,144.719                12.10            9,597,051
          Band 14                                                          1,699,596.810                12.07           20,514,133
          Band 15                                                             14,300.002                12.05              172,315
          Band 16                                                             31,251.546                12.02              375,644
          Band 17                                                            789,276.872                12.00            9,471,322
          Band 18                                                             19,858.776                11.99              238,107
          Band 19                                                            187,729.674                11.95            2,243,370
          Band 20                                                            825,111.966                12.08            9,967,353
          Band 21                                                            133,601.934                12.04            1,608,567
          Band 25                                                             10,370.767                12.40              128,598
                                                                         ---------------                           ---------------
                                                                           9,665,484.583                           $   117,223,946
                                                                         ===============                           ===============

      ING Van Kampen Global Franchise (Advisor Class)
      Contracts in accumulation period:
          Band 6                                                             594,710.981      $         13.11      $     7,796,661
          Band 7                                                               4,897.461                13.10               64,157
          Band 8                                                                 479.644                13.07                6,269
          Band 10                                                            380,490.998                13.04            4,961,603
          Band 11                                                             20,824.501                13.02              271,135
          Band 12                                                            286,451.015                13.01            3,726,728
          Band 14                                                             37,282.335                10.90              406,377
          Band 17                                                            316,736.016                10.89            3,449,255
          Band 20                                                          1,475,631.918                12.98           19,153,702
                                                                         ---------------                           ---------------
                                                                           3,117,504.869                           $    39,835,887
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Van Kampen Growth and Income (Service Class)
      Contracts in accumulation period:
          Band 1                                                               8,842.831      $         27.59      $       243,974
          Band 2                                                             813,881.185                26.97           21,950,376
          Band 3                                                              34,617.282                25.92              897,280
          Band 4                                                             509,150.823                26.25           13,365,209
          Band 5                                                             215,679.210                26.07            5,622,757
          Band 6                                                           5,219,472.480                25.81          134,714,585
          Band 7                                                           2,712,774.382                25.63           69,528,407
          Band 8                                                           5,419,464.744                25.38          137,546,015
          Band 9                                                             444,724.179                25.19           11,202,602
          Band 10                                                          1,423,861.580                25.05           35,667,733
          Band 11                                                          5,937,187.120                24.91          147,895,331
          Band 12                                                            841,483.478                24.77           20,843,546
          Band 13                                                          1,987,887.973                24.63           48,961,681
          Band 14                                                          2,982,065.703                24.35           72,613,300
          Band 15                                                              3,750.493                24.21               90,799
          Band 16                                                             57,509.250                23.93            1,376,196
          Band 17                                                            677,754.749                23.79           16,123,785
          Band 18                                                            100,435.286                23.66            2,376,299
          Band 19                                                            158,215.509                23.39            3,700,661
          Band 20                                                            860,949.659                24.49           21,084,657
          Band 21                                                            238,813.953                24.07            5,748,252
          Band 24                                                                 48.633                28.54                1,388
          Band 25                                                             51,185.569                27.28            1,396,342
                                                                         ---------------                           ---------------
                                                                          30,699,756.071                           $   772,951,175
                                                                         ===============                           ===============

      ING Van Kampen Growth and Income (Advisor Class)
      Contracts in accumulation period:
          Band 6                                                             638,065.641      $         13.85      $     8,837,209
          Band 7                                                              12,946.854                13.83              179,055
          Band 8                                                                 601.465                13.80                8,300
          Band 10                                                            291,623.536                13.77            4,015,656
          Band 11                                                             19,302.946                13.75              265,416
          Band 12                                                            470,456.484                13.73            6,459,368
          Band 14                                                             24,890.827                11.03              274,546
          Band 17                                                            380,711.186                11.01            4,191,630
          Band 20                                                          2,124,548.904                13.70           29,106,320
                                                                         ---------------                           ---------------
                                                                           3,963,147.843                           $    53,337,500
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Van Kampen Real Estate (Service Class)
      Contracts in accumulation period:
          Band 1                                                               6,597.207      $         56.92      $       375,513
          Band 2                                                             194,401.831                55.12           10,715,429
          Band 3                                                               2,698.128                52.09              140,545
          Band 4                                                              82,527.354                53.02            4,375,600
          Band 5                                                              78,253.536                52.53            4,110,658
          Band 6                                                           1,651,943.585                51.76           85,504,600
          Band 7                                                           1,772,550.190                51.28           90,896,374
          Band 8                                                             653,475.227                50.53           33,020,103
          Band 9                                                             166,268.341                50.05            8,321,730
          Band 10                                                            672,057.775                49.64           33,360,948
          Band 11                                                          1,054,395.809                49.24           51,918,450
          Band 12                                                            426,279.083                48.85           20,823,733
          Band 13                                                          1,026,074.924                48.45           49,713,330
          Band 14                                                          1,732,132.970                47.67           82,570,779
          Band 15                                                              6,008.430                47.29              284,139
          Band 16                                                             48,100.789                46.53            2,238,130
          Band 17                                                            499,772.495                46.15           23,064,501
          Band 18                                                             38,456.685                45.78            1,760,547
          Band 19                                                            129,932.051                45.04            5,852,140
          Band 20                                                            816,745.418                48.06           39,252,785
          Band 21                                                             87,409.309                46.91            4,100,371
          Band 24                                                                 73.330                59.73                4,380
          Band 25                                                             17,188.178                56.02              962,882
          Band 26                                                             27,719.813                13.95              386,691
          Band 27                                                             23,685.241                13.92              329,699
          Band 28                                                              5,650.085                13.90               78,536
          Band 29                                                            124,977.247                13.90            1,737,184
          Band 30                                                             23,919.415                13.87              331,762
          Band 31                                                             28,435.951                13.86              394,122
          Band 32                                                              4,596.122                13.83               63,564
          Band 33                                                              4,636.947                13.81               64,036
          Band 34                                                              4,436.729                13.80               61,227
          Band 41                                                             13,496.401                13.87              187,195
          Band 42                                                             12,385.108                13.85              171,534
          Band 43                                                             18,664.877                13.84              258,322
          Band 44                                                                876.933                13.81               12,110
          Band 45                                                              2,438.985                13.59               33,146
                                                                         ---------------                           ---------------
                                                                          11,459,262.499                           $   557,476,795
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Van Kampen Real Estate (Advisor Class)
      Contracts in accumulation period:
          Band 6                                                             204,711.222      $         17.69      $     3,621,342
          Band 7                                                               5,859.764                17.67              103,542
          Band 8                                                                 103.049                17.62                1,816
          Band 10                                                             93,478.782                17.58            1,643,357
          Band 11                                                              3,333.855                17.56               58,542
          Band 12                                                            106,309.420                17.54            1,864,667
          Band 14                                                             17,421.034                12.62              219,853
          Band 17                                                             84,881.719                12.60            1,069,510
          Band 20                                                            526,770.651                17.50            9,218,486
                                                                         ---------------                           ---------------
                                                                           1,042,869.496                           $    17,801,115
                                                                         ===============                           ===============

      ING American Century Select
      Contracts in accumulation period:
          Band 35                                                             15,691.972      $          9.09      $       142,640
          Band 36                                                              8,509.741                 9.03               76,843
          Band 38                                                              4,707.921                12.11               57,013
          Band 39                                                                198.217                12.07                2,392
          Band 40                                                              1,030.499                12.05               12,418
                                                                         ---------------                           ---------------
                                                                              30,138.350                           $       291,306
                                                                         ===============                           ===============

      ING American Century Small Cap Value
      Contracts in accumulation period:
          Band 35                                                             12,504.868      $         13.14      $       164,314
          Band 36                                                              2,296.730                13.07               30,018
          Band 38                                                             12,365.657                14.21              175,716
          Band 39                                                              1,350.507                14.17               19,137
                                                                         ---------------                           ---------------
                                                                              28,517.762                           $       389,185
                                                                         ===============                           ===============

      ING Baron Small Cap Growth
      Contracts in accumulation period:
          Band 35                                                             38,600.009      $         14.66      $       565,876
          Band 36                                                             11,021.774                14.58              160,697
          Band 37                                                                462.555                14.53                6,721
          Band 38                                                             37,769.472                14.56              549,924
          Band 39                                                             11,139.304                14.52              161,743
          Band 40                                                                229.727                14.49                3,329
                                                                         ---------------                           ---------------
                                                                              99,222.841                           $     1,448,290
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING JPMorgan International
      Contracts in accumulation period:
          Band 2                                                               1,579.135      $         13.97      $        22,061
          Band 4                                                               8,091.082                13.92              112,628
          Band 5                                                               7,778.367                13.91              108,197
          Band 6                                                             627,645.152                13.89            8,717,991
          Band 7                                                             624,723.211                13.88            8,671,158
          Band 8                                                              79,950.401                13.86            1,108,113
          Band 9                                                              57,376.094                13.85              794,659
          Band 10                                                            566,780.299                13.85            7,849,907
          Band 11                                                            346,462.202                13.84            4,795,037
          Band 12                                                             80,472.344                13.83            1,112,933
          Band 13                                                            176,343.864                13.82            2,437,072
          Band 14                                                            694,345.357                13.80            9,581,966
          Band 15                                                             22,388.194                13.79              308,733
          Band 16                                                              8,511.796                13.77              117,207
          Band 17                                                            312,282.507                13.76            4,297,007
          Band 18                                                              2,770.735                13.75               38,098
          Band 19                                                            125,776.002                13.73            1,726,905
          Band 20                                                            599,494.765                13.81            8,279,023
          Band 21                                                             29,415.793                13.78              405,350
          Band 26                                                             62,799.317                13.98              877,934
          Band 27                                                             10,753.311                13.92              149,686
          Band 28                                                              1,421.860                13.89               19,750
          Band 29                                                             34,877.170                13.88              484,095
          Band 30                                                             14,011.351                13.83              193,777
          Band 31                                                             31,466.147                13.80              434,233
          Band 32                                                              5,578.091                13.74               76,643
          Band 33                                                              3,420.560                13.71               46,896
          Band 34                                                             16,222.235                13.68              221,920
          Band 35                                                             31,521.912                12.32              388,350
          Band 36                                                                663.337                12.24                8,119
          Band 38                                                              6,083.033                14.38               87,474
          Band 39                                                              3,033.191                14.34               43,496
          Band 40                                                              2,041.686                14.31               29,217
          Band 41                                                                698.627                13.83                9,662
          Band 42                                                              1,806.555                13.79               24,912
          Band 43                                                             21,025.014                13.76              289,304
          Band 44                                                                505.518                11.53                5,829
                                                                         ---------------                           ---------------
                                                                           4,620,116.215                           $    63,875,342
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING JPMorgan Mid Cap Value
      Contracts in accumulation period:
          Band 4                                                              53,455.232      $         13.08      $       699,194
          Band 7                                                              14,057.421                13.95              196,101
          Band 9                                                              99,261.059                13.89            1,378,736
          Band 10                                                             62,314.334                11.30              704,152
          Band 13                                                             30,467.118                13.82              421,056
          Band 15                                                             95,131.327                13.76            1,309,007
          Band 19                                                             17,666.655                11.25              198,750
          Band 20                                                             65,652.472                11.28              740,560
          Band 21                                                             34,710.555                11.27              391,188
          Band 26                                                            109,090.897                14.14            1,542,545
          Band 27                                                             65,022.689                14.02              911,618
          Band 28                                                             23,125.519                13.97              323,064
          Band 29                                                            234,206.339                13.95            3,267,178
          Band 30                                                            158,115.813                13.83            2,186,742
          Band 31                                                            143,911.830                13.78            1,983,105
          Band 32                                                             72,418.588                13.67              989,962
          Band 33                                                             44,169.811                13.60              600,709
          Band 34                                                             59,267.338                13.54              802,480
          Band 35                                                             19,960.429                14.21              283,638
          Band 36                                                              1,395.938                14.14               19,739
          Band 38                                                             12,422.468                13.66              169,691
          Band 39                                                             11,366.714                13.62              154,815
          Band 41                                                             31,491.735                13.00              409,393
          Band 42                                                             25,836.989                12.96              334,847
          Band 43                                                             70,198.626                12.93              907,668
          Band 44                                                             12,375.780                11.34              140,341
          Band 45                                                              7,479.591                11.30               84,519
                                                                         ---------------                           ---------------
                                                                           1,574,573.267                           $    21,150,798
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING MFS(R) Capital Opportunities (Initial Class)
      Contracts in accumulation period:
          Band 4                                                               5,535.514      $         11.96      $        66,205
          Band 7                                                                   8.700                 8.61                   75
          Band 9                                                              44,203.652                 8.56              378,383
          Band 10                                                              5,672.887                10.78               61,154
          Band 13                                                             18,318.180                 8.50              155,705
          Band 15                                                             30,676.623                 8.46              259,524
          Band 21                                                                101.292                10.75                1,089
          Band 26                                                             38,704.352                 8.76              339,050
          Band 27                                                             46,258.439                 8.67              401,061
          Band 28                                                             16,935.182                 8.62              145,981
          Band 29                                                             80,028.355                 8.61              689,044
          Band 30                                                             41,692.969                 8.52              355,224
          Band 31                                                             52,655.702                 8.47              445,994
          Band 32                                                             42,578.713                 8.38              356,810
          Band 33                                                             10,673.628                 8.33               88,911
          Band 34                                                             14,232.749                 8.28              117,847
          Band 41                                                              3,175.156                11.88               37,721
          Band 43                                                              3,315.774                11.82               39,192
                                                                         ---------------                           ---------------
                                                                             454,767.867                           $     3,938,970
                                                                         ===============                           ===============

      ING MFS(R) Capital Opportunities (Service Class)
      Contracts in accumulation period:
          Band 35                                                             31,110.428      $          9.71      $       302,082
          Band 38                                                             10,059.595                12.59              126,650
          Band 39                                                              1,212.888                12.55               15,222
                                                                         ---------------                           ---------------
                                                                              42,382.911                           $       443,954
                                                                         ===============                           ===============

      ING OpCap Balanced Value
      Contracts in accumulation period:
          Band 35                                                             37,830.838      $         11.04      $       417,652
          Band 36                                                              4,879.684                10.97               53,530
          Band 38                                                             36,998.610                12.32              455,823
          Band 39                                                              7,466.301                12.29               91,761
          Band 40                                                              1,020.013                12.26               12,505
                                                                         ---------------                           ---------------
                                                                              88,195.446                           $     1,031,271
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Oppenheimer Global
      Contracts in accumulation period:
          Band 4                                                               4,634.728      $         12.91      $        59,834
          Band 7                                                               7,076.703                12.23               86,548
          Band 9                                                              25,496.577                12.18              310,548
          Band 10                                                              4,786.949                10.93               52,321
          Band 13                                                              1,285.604                12.12               15,582
          Band 15                                                              4,805.990                12.07               58,008
          Band 19                                                                959.460                10.88               10,439
          Band 20                                                                750.096                10.91                8,184
          Band 21                                                              1,231.073                10.90               13,419
          Band 26                                                             46,217.362                12.40              573,095
          Band 27                                                              8,346.273                12.30              102,659
          Band 28                                                              3,413.131                12.25               41,811
          Band 29                                                             39,415.816                12.23              482,055
          Band 30                                                             20,840.680                12.13              252,797
          Band 31                                                             19,567.881                12.09              236,576
          Band 32                                                             15,350.328                11.99              184,050
          Band 33                                                             11,637.101                11.93              138,831
          Band 34                                                              8,269.822                11.88               98,245
          Band 35                                                             11,616.566                12.47              144,859
          Band 36                                                                397.527                12.40                4,929
          Band 38                                                              2,675.792                13.54               36,230
          Band 39                                                              2,348.035                13.51               31,722
          Band 41                                                              5,092.969                12.82               65,292
          Band 42                                                              1,071.554                12.79               13,705
          Band 43                                                              1,983.272                12.76               25,307
          Band 45                                                              1,199.304                11.14               13,360
                                                                         ---------------                           ---------------
                                                                             250,470.593                           $     3,060,406
                                                                         ===============                           ===============

      ING PIMCO Total Return
      Contracts in accumulation period:
          Band 35                                                            102,583.093      $         11.50      $     1,179,706
          Band 36                                                              2,727.455                11.44               31,202
          Band 37                                                              1,150.738                11.39               13,107
          Band 38                                                             48,780.383                10.56              515,121
          Band 39                                                             33,199.747                10.53              349,593
          Band 40                                                              2,622.643                10.51               27,564
                                                                         ---------------                           ---------------
                                                                             191,064.059                           $     2,116,293
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Salomon Brothers Aggressive Growth
      Contracts in accumulation period:
          Band 2                                                               4,860.117      $         11.73      $        57,009
          Band 4                                                              17,503.207                11.69              204,612
          Band 5                                                              11,055.867                11.69              129,243
          Band 6                                                           1,125,953.782                11.67           13,139,881
          Band 7                                                           1,399,560.679                11.66           16,318,878
          Band 8                                                              43,425.688                11.65              505,909
          Band 9                                                              57,727.702                11.64              671,950
          Band 10                                                          1,121,330.760                11.63           13,041,077
          Band 11                                                            593,955.767                11.62            6,901,766
          Band 12                                                            137,698.189                11.61            1,598,676
          Band 13                                                            414,445.098                11.61            4,811,708
          Band 14                                                          1,917,275.484                11.59           22,221,223
          Band 15                                                             53,907.909                11.58              624,254
          Band 16                                                             36,723.727                11.57              424,894
          Band 17                                                            960,023.938                11.56           11,097,877
          Band 18                                                              9,694.416                11.55              111,970
          Band 19                                                            117,909.631                11.54            1,360,677
          Band 20                                                          1,402,386.520                11.60           16,267,684
          Band 21                                                             44,213.100                11.58              511,988
          Band 26                                                             74,276.250                11.74              872,003
          Band 27                                                              5,666.899                11.69               66,246
          Band 28                                                              1,074.063                11.67               12,534
          Band 29                                                             31,530.668                11.66              367,648
          Band 30                                                             31,538.460                11.61              366,162
          Band 31                                                             30,056.570                11.59              348,356
          Band 32                                                             16,446.420                11.54              189,792
          Band 33                                                             10,422.309                11.51              119,961
          Band 34                                                             22,058.320                11.49              253,450
          Band 41                                                             10,577.270                11.62              122,908
          Band 42                                                              5,895.119                11.58               68,265
          Band 43                                                             14,647.820                11.56              169,329
          Band 44                                                              8,349.684                10.56               88,173
          Band 45                                                                491.692                10.37                5,099
                                                                         ---------------                           ---------------
                                                                           9,732,683.125                           $   113,051,202
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Salomon Brothers Fundamental Value
      Contracts in accumulation period:
          Band 35                                                             40,561.378      $         11.14      $       451,854
          Band 36                                                                 12.641                11.07                  140
          Band 38                                                             25,625.062                12.72              325,951
          Band 39                                                              1,001.212                12.69               12,705
          Band 40                                                              1,450.233                12.66               18,360
                                                                         ---------------                           ---------------
                                                                              68,650.526                           $       809,010
                                                                         ===============                           ===============

      ING Salomon Brothers Investors Value
      Contracts in accumulation period:
          Band 35                                                             36,067.533      $         10.84      $       390,972
          Band 37                                                              1,105.821                10.72               11,854
          Band 38                                                             12,502.546                12.66              158,282
          Band 39                                                              4,665.215                12.62               58,875
          Band 40                                                              2,478.303                12.60               31,227
                                                                         ---------------                           ---------------
                                                                              56,819.418                           $       651,210
                                                                         ===============                           ===============

      ING T. Rowe Price Diversified Mid Cap Growth
      Contracts in accumulation period:
          Band 35                                                             27,167.826      $         10.61      $       288,251
          Band 38                                                             17,516.550                12.94              226,664
          Band 39                                                                882.989                12.90               11,391
          Band 40                                                                217.001                12.87                2,793
                                                                         ---------------                           ---------------
                                                                              45,784.366                           $       529,099
                                                                         ===============                           ===============

      ING T. Rowe Price Growth Equity
      Contracts in accumulation period:
          Band 35                                                            166,665.001      $         10.62      $     1,769,982
          Band 36                                                             23,973.312                10.55              252,918
          Band 37                                                              1,607.126                10.51               16,891
          Band 38                                                             43,509.309                12.51              544,301
          Band 39                                                             26,407.184                12.47              329,298
          Band 40                                                              5,495.027                12.44               68,358
                                                                         ---------------                           ---------------
                                                                             267,656.959                           $     2,981,748
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING UBS U.S. Large Cap Equity
      Contracts in accumulation period:
          Band 4                                                              11,138.691      $         11.18      $       124,531
          Band 7                                                               9,490.072                11.17              106,004
          Band 9                                                                 560.705                11.16                6,257
          Band 10                                                              4,249.331                11.15               47,380
          Band 21                                                                468.415                11.13                5,213
          Band 26                                                              4,949.106                11.21               55,479
          Band 27                                                              3,161.196                11.18               35,342
          Band 28                                                                227.496                11.17                2,541
          Band 29                                                              3,804.190                11.17               42,493
          Band 31                                                              2,963.697                11.13               32,986
          Band 32                                                              1,085.238                11.11               12,057
          Band 35                                                              9,007.277                10.33               93,045
          Band 37                                                              2,041.880                10.22               20,868
          Band 38                                                              2,606.798                12.76               33,263
          Band 40                                                                730.531                12.70                9,278
          Band 41                                                                460.854                11.15                5,139
          Band 43                                                              3,812.266                11.12               42,392
                                                                         ---------------                           ---------------
                                                                              60,757.743                           $       674,268
                                                                         ===============                           ===============

      ING Van Kampen Comstock
      Contracts in accumulation period:
          Band 4                                                              44,171.965      $         12.80      $       565,401
          Band 6                                                           1,348,176.487                12.21           16,461,235
          Band 7                                                              33,981.904                12.20              414,579
          Band 9                                                              99,101.305                12.15            1,204,081
          Band 10                                                            668,782.385                12.13            8,112,330
          Band 11                                                             17,898.950                12.12              216,935
          Band 12                                                            579,935.916                12.10            7,017,225
          Band 13                                                             28,576.239                12.08              345,201
          Band 14                                                             85,638.295                11.22              960,862
          Band 15                                                             79,746.732                12.03              959,353
          Band 17                                                            523,752.456                11.20            5,866,028
          Band 19                                                              7,564.124                11.02               83,357
          Band 20                                                          3,524,219.939                12.07           42,537,335
          Band 21                                                             26,220.964                11.04              289,479
          Band 26                                                            150,756.938                12.36            1,863,356
          Band 27                                                            112,674.403                12.26            1,381,388
          Band 28                                                             22,480.176                12.21              274,483
          Band 29                                                            280,729.965                12.20            3,424,906
          Band 30                                                            138,645.237                12.10            1,677,607
          Band 31                                                             91,678.968                12.05            1,104,732

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING Van Kampen Comstock (continued)
          Band 32                                                             74,072.813      $         11.96      $       885,911
          Band 33                                                             26,551.456                11.89              315,697
          Band 34                                                            114,176.939                11.84            1,351,855
          Band 35                                                            142,627.676                12.43            1,772,862
          Band 36                                                              9,515.124                12.36              117,607
          Band 37                                                              1,636.777                12.31               20,149
          Band 38                                                            159,722.450                13.39            2,138,684
          Band 39                                                             61,836.916                13.35              825,523
          Band 40                                                              1,652.040                13.32               22,005
          Band 41                                                             14,942.883                12.71              189,924
          Band 42                                                             15,835.666                12.68              200,796
          Band 43                                                             45,300.331                12.65              573,049
          Band 44                                                              7,501.292                11.21               84,089
          Band 45                                                              3,431.338                11.10               38,088
                                                                         ---------------                           ---------------
                                                                           8,543,537.049                           $   103,296,112
                                                                         ===============                           ===============

      ING Van Kampen Equity and Income
      Contracts in accumulation period:
          Band 35                                                             10,731.098      $         10.43      $       111,925
          Band 36                                                              3,975.601                10.37               41,227
          Band 38                                                              7,448.505                12.57               93,628
          Band 40                                                                704.933                12.51                8,819
                                                                         ---------------                           ---------------
                                                                              22,860.137                           $       255,599
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING GET U.S. Core Portfolio - Series 1
      Contracts in accumulation period:
          Band 6                                                             139,338.549      $         10.41      $     1,450,514
          Band 7                                                              24,787.560                10.40              257,791
          Band 9                                                           1,566,885.114                10.37           16,248,599
          Band 10                                                             47,947.588                10.37              497,216
          Band 12                                                             14,596.817                10.35              151,077
          Band 13                                                            490,833.118                10.34            5,075,214
          Band 14                                                             22,476.768                10.32              231,960
          Band 15                                                            511,544.286                10.32            5,279,137
          Band 17                                                             17,022.847                10.29              175,165
          Band 20                                                            100,103.834                10.33            1,034,073
          Band 26                                                          1,387,887.170                10.48           14,545,058
          Band 27                                                            520,167.736                10.43            5,425,349
          Band 28                                                            199,976.715                10.41            2,081,758
          Band 29                                                          4,684,918.141                10.40           48,723,149
          Band 30                                                          1,767,254.383                10.35           18,291,083
          Band 31                                                          1,582,854.445                10.32           16,335,058
          Band 32                                                          1,893,270.780                10.28           19,462,824
          Band 33                                                            615,426.640                10.24            6,301,969
          Band 34                                                            502,072.500                10.22            5,131,181
          Band 35                                                            349,823.937                10.51            3,676,650
          Band 36                                                             29,131.210                10.48              305,295
          Band 38                                                              5,141.452                10.48               53,882
          Band 39                                                             13,757.522                10.45              143,766
                                                                         ---------------                           ---------------
                                                                          16,487,219.112                           $   170,877,768
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING GET U.S. Core Portfolio - Series 2
      Contracts in accumulation period:
          Band 5                                                               2,695.232      $         10.22      $        27,545
          Band 6                                                             152,423.239                10.21            1,556,241
          Band 9                                                           1,555,670.588                10.18           15,836,727
          Band 10                                                             19,338.972                10.17              196,677
          Band 12                                                              9,875.989                10.16              100,340
          Band 13                                                            466,936.122                10.15            4,739,402
          Band 14                                                             21,669.752                10.14              219,731
          Band 15                                                            235,475.774                10.13            2,385,370
          Band 20                                                              9,809.547                10.15               99,567
          Band 26                                                          1,339,511.744                10.27           13,756,786
          Band 27                                                            311,648.146                10.23            3,188,161
          Band 28                                                            187,629.911                10.21            1,915,701
          Band 29                                                          2,488,811.224                10.20           25,385,874
          Band 30                                                          1,370,016.324                10.16           13,919,366
          Band 31                                                            905,770.951                10.14            9,184,517
          Band 32                                                          1,056,417.761                10.10           10,669,819
          Band 33                                                            627,190.501                10.07            6,315,808
          Band 34                                                            303,733.015                10.05            3,052,517
          Band 35                                                             39,821.231                10.29              409,760
          Band 38                                                             40,770.529                10.26              418,306
                                                                         ---------------                           ---------------
                                                                          11,145,216.552                           $   113,378,215
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING GET U.S. Core Portfolio - Series 3
      Contracts in accumulation period:
          Band 6                                                             118,356.398      $          9.94      $     1,176,463
          Band 9                                                           1,548,880.392                 9.92           15,364,893
          Band 10                                                             54,672.084                 9.91              541,800
          Band 12                                                             97,754.677                 9.90              967,771
          Band 13                                                            509,720.953                 9.90            5,046,237
          Band 14                                                             18,394.694                 9.89              181,924
          Band 15                                                            161,875.392                 9.88            1,599,329
          Band 20                                                                169.790                 9.89                1,679
          Band 26                                                          1,199,173.767                 9.99           11,979,746
          Band 27                                                            366,458.794                 9.96            3,649,930
          Band 28                                                            153,771.140                 9.94            1,528,485
          Band 29                                                          4,442,262.446                 9.93           44,111,666
          Band 30                                                          1,370,369.465                 9.90           13,566,658
          Band 31                                                          1,215,021.762                 9.89           12,016,565
          Band 32                                                          1,627,301.844                 9.86           16,045,196
          Band 33                                                            335,758.396                 9.83            3,300,505
          Band 34                                                            642,443.906                 9.82            6,308,799
          Band 35                                                              2,688.498                10.01               26,912
          Band 36                                                             12,324.466                 9.99              123,121
          Band 38                                                            148,882.319                 9.98            1,485,846
          Band 39                                                              7,756.827                 9.96               77,258
          Band 40                                                              8,403.827                 9.95               83,618
                                                                         ---------------                           ---------------
                                                                          14,042,441.837                           $   139,184,401
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING GET U.S. Core Portfolio - Series 4
      Contracts in accumulation period:
          Band 6                                                              41,391.545      $         10.37      $       429,230
          Band 9                                                             774,485.517                10.36            8,023,670
          Band 10                                                            122,780.024                10.35            1,270,773
          Band 12                                                              6,029.233                10.34               62,342
          Band 13                                                            175,256.843                10.34            1,812,156
          Band 15                                                            143,322.558                10.33            1,480,522
          Band 19                                                            199,290.102                10.30            2,052,688
          Band 20                                                             31,860.776                10.33              329,122
          Band 21                                                             60,200.125                10.32              621,265
          Band 26                                                            829,385.954                10.41            8,633,908
          Band 27                                                            272,469.616                10.38            2,828,235
          Band 28                                                            108,402.588                10.37            1,124,135
          Band 29                                                          1,927,672.143                10.37           19,989,960
          Band 30                                                            712,600.651                10.34            7,368,291
          Band 31                                                            398,106.901                10.33            4,112,444
          Band 32                                                            841,617.276                10.31            8,677,074
          Band 33                                                            358,436.959                10.29            3,688,316
          Band 34                                                            161,630.504                10.28            1,661,562
          Band 35                                                              6,842.934                10.43               71,372
          Band 36                                                             38,523.946                10.41              401,034
          Band 38                                                             27,650.029                10.41              287,837
          Band 39                                                             11,605.531                10.39              120,581
          Band 40                                                              4,174.937                10.38               43,336
          Band 44                                                             54,098.552                10.31              557,756
          Band 45                                                             71,910.224                10.30              740,675
                                                                         ---------------                           ---------------
                                                                           7,379,745.468                           $    76,388,284
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING GET U.S. Core Portfolio - Series 5
      Contracts in accumulation period:
          Band 6                                                              52,759.565      $         10.47      $       552,393
          Band 9                                                             549,654.296                10.46            5,749,384
          Band 10                                                            181,888.475                10.46            1,902,553
          Band 12                                                                346.751                10.45                3,624
          Band 13                                                              1,982.226                10.45               20,714
          Band 15                                                             12,477.540                10.44              130,266
          Band 19                                                            232,888.978                10.42            2,426,703
          Band 20                                                             19,289.997                10.44              201,388
          Band 21                                                             48,697.143                10.44              508,398
          Band 26                                                            403,467.586                10.50            4,236,410
          Band 27                                                             66,556.032                10.48              697,507
          Band 28                                                             35,264.163                10.47              369,216
          Band 29                                                          1,213,976.429                10.47           12,710,333
          Band 30                                                            642,648.220                10.45            6,715,674
          Band 31                                                            182,908.271                10.44            1,909,562
          Band 32                                                             63,565.370                10.42              662,351
          Band 33                                                             66,393.518                10.41              691,157
          Band 34                                                             42,499.447                10.40              441,994
          Band 35                                                             22,796.269                10.51              239,589
          Band 36                                                                106.821                10.50                1,122
          Band 38                                                             29,497.852                10.49              309,432
          Band 39                                                              6,151.685                10.48               64,470
          Band 40                                                             15,158.083                10.47              158,705
          Band 44                                                            180,596.066                10.41            1,880,005
          Band 45                                                             49,123.290                10.40              510,882
                                                                         ---------------                           ---------------
                                                                           4,120,694.073                           $    43,093,832
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING GET U.S. Core Portfolio - Series 6
      Contracts in accumulation period:
          Band 6                                                               5,776.574      $         10.07      $        58,170
          Band 9                                                             388,096.350                10.07            3,908,130
          Band 10                                                            121,030.594                10.07            1,218,778
          Band 12                                                              1,714.871                10.06               17,252
          Band 13                                                             24,808.389                10.06              249,572
          Band 15                                                             38,289.736                10.06              385,195
          Band 19                                                             90,270.736                10.05              907,221
          Band 20                                                             31,842.921                10.06              320,340
          Band 21                                                             66,246.809                10.05              665,780
          Band 26                                                            841,640.496                10.09            8,492,153
          Band 27                                                            162,926.234                10.08            1,642,296
          Band 28                                                            140,233.588                10.07            1,412,152
          Band 29                                                          1,895,355.252                10.07           19,086,227
          Band 30                                                            739,261.571                10.06            7,436,971
          Band 31                                                            623,967.155                10.06            6,277,110
          Band 32                                                            355,407.449                10.05            3,571,845
          Band 33                                                             54,627.029                10.04              548,455
          Band 34                                                            239,076.272                10.04            2,400,326
          Band 35                                                             19,243.067                10.09              194,163
          Band 36                                                                361.321                10.09                3,646
          Band 38                                                             43,470.206                10.09              438,614
          Band 39                                                             21,453.859                10.08              216,255
          Band 44                                                             21,843.297                10.04              219,307
          Band 45                                                             64,762.529                10.04              650,216
                                                                         ---------------                           ---------------
                                                                           5,991,706.305                           $    60,320,174
                                                                         ===============                           ===============

      ING GET U.S. Core Portfolio - Series 7
      Contracts in accumulation period:
          Band 9                                                               1,111.907      $         10.00      $        11,119
          Band 26                                                              2,697.630                10.00               26,976
          Band 27                                                              9,550.490                10.00               95,505
          Band 29                                                             87,839.934                10.00              878,399
          Band 30                                                             24,034.115                10.00              240,341
          Band 32                                                                339.866                 9.99                3,395
          Band 39                                                              1,267.465                10.00               12,675
                                                                         ---------------                           ---------------
                                                                             126,841.407                           $     1,268,410
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING VP Worldwide Growth
      Contracts in accumulation period:
          Band 2                                                               4,652.117      $          7.29      $        33,914
          Band 4                                                              28,021.189                 7.21              202,033
          Band 5                                                              87,677.880                 7.19              630,404
          Band 6                                                             816,641.566                 7.15            5,838,987
          Band 7                                                           1,331,777.529                 7.14            9,508,892
          Band 8                                                             108,249.116                 7.10              768,569
          Band 9                                                             101,884.261                 7.09              722,359
          Band 10                                                            521,141.612                 7.07            3,684,471
          Band 11                                                            456,264.960                 7.05            3,216,668
          Band 12                                                            504,727.680                 7.04            3,553,283
          Band 13                                                            872,735.232                 7.02            6,126,601
          Band 14                                                          1,512,926.762                 6.99           10,575,358
          Band 15                                                              8,245.427                 6.97               57,471
          Band 16                                                             35,903.286                 6.94              249,169
          Band 17                                                            308,570.147                 6.92            2,135,305
          Band 18                                                             28,663.760                 6.90              197,780
          Band 19                                                            103,986.087                 6.87              714,384
          Band 20                                                            707,361.585                 7.00            4,951,531
          Band 21                                                            133,300.263                 6.95              926,437
          Band 25                                                             22,084.077                 7.33              161,876
          Band 26                                                             31,756.959                 7.31              232,143
          Band 27                                                             27,876.093                 7.20              200,708
          Band 28                                                              3,980.166                 7.15               28,458
          Band 29                                                             54,031.723                 7.14              385,787
          Band 30                                                             39,832.128                 7.04              280,418
          Band 31                                                             37,335.031                 6.99              260,972
          Band 32                                                              9,782.402                 6.89               67,401
          Band 33                                                             43,072.350                 6.82              293,753
          Band 34                                                              3,829.096                 6.78               25,961
          Band 41                                                                 92.301                11.88                1,097
          Band 42                                                                 42.110                11.85                  499
          Band 43                                                              4,085.919                11.83               48,336
          Band 44                                                                201.104                10.82                2,176
                                                                         ---------------                           ---------------
                                                                           7,950,731.918                           $    56,083,201
                                                                         ===============                           ===============

      ING VP Balanced
      Contracts in accumulation period:
          Band 35                                                            104,648.204      $         12.27      $     1,284,033
          Band 37                                                              1,295.517                12.20               15,805
          Band 38                                                            136,377.280                11.93            1,626,981
          Band 39                                                             14,206.673                11.89              168,917
          Band 40                                                              2,054.249                11.87               24,384
                                                                         ---------------                           ---------------
                                                                             258,581.923                           $     3,120,120
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING VP Growth
      Contracts in accumulation period:
          Band 35                                                             22,727.764      $          9.52      $       216,368
          Band 37                                                              6,223.521                 9.42               58,626
          Band 38                                                              6,239.109                12.16               75,868
          Band 40                                                                457.766                12.10                5,539
                                                                         ---------------                           ---------------
                                                                              35,648.160                           $       356,401
                                                                         ===============                           ===============

      ING VP Index Plus LargeCap
      Contracts in accumulation period:
          Band 2                                                               7,786.767      $          9.90      $        77,089
          Band 4                                                              38,094.410                 9.81              373,706
          Band 5                                                              65,255.565                 9.79              638,852
          Band 6                                                           1,371,143.400                 9.76           13,382,360
          Band 7                                                           1,533,276.234                 9.74           14,934,111
          Band 8                                                             199,344.360                 9.71            1,935,634
          Band 9                                                             247,034.304                 9.69            2,393,762
          Band 10                                                          1,211,621.821                 9.67           11,716,383
          Band 11                                                            515,076.524                 9.66            4,975,639
          Band 12                                                            262,573.933                 9.64            2,531,213
          Band 13                                                            578,842.409                 9.62            5,568,464
          Band 14                                                          1,851,279.768                 9.59           17,753,773
          Band 15                                                            133,730.995                 9.57            1,279,806
          Band 16                                                             48,195.239                 9.54              459,783
          Band 17                                                            625,325.256                 9.52            5,953,096
          Band 18                                                             37,817.115                 9.51              359,641
          Band 19                                                            193,073.793                 9.47            1,828,409
          Band 20                                                          1,130,195.541                 9.61           10,861,179
          Band 21                                                            139,303.442                 9.56            1,331,741
          Band 26                                                            387,734.905                 9.92            3,846,330
          Band 27                                                            144,952.480                 9.81            1,421,984
          Band 28                                                             59,862.415                 9.76              584,257
          Band 29                                                            676,883.816                 9.74            6,592,848
          Band 30                                                            224,148.332                 9.64            2,160,790
          Band 31                                                            103,512.469                 9.59              992,685
          Band 32                                                            100,000.760                 9.49              949,007
          Band 33                                                             53,703.324                 9.42              505,885
          Band 34                                                            131,467.175                 9.38            1,233,162
          Band 35                                                            642,836.198                 9.99            6,421,934
          Band 36                                                             31,189.292                 9.92              309,398
          Band 37                                                              7,794.976                 9.86               76,858
          Band 38                                                            168,368.017                12.53            2,109,651
          Band 39                                                             56,191.126                12.50              702,389

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING VP Index Plus LargeCap (continued)
          Band 40                                                              4,710.619      $         12.47      $        58,741
          Band 41                                                             61,886.041                11.91              737,063
          Band 42                                                             22,751.151                11.88              270,284
          Band 43                                                             64,473.647                11.85              764,013
          Band 44                                                              4,021.890                10.80               43,436
          Band 45                                                              3,141.509                10.71               33,646
                                                                         ---------------                           ---------------
                                                                          13,138,601.018                           $   128,169,002
                                                                         ===============                           ===============

      ING VP Index Plus MidCap
      Contracts in accumulation period:
          Band 2                                                               2,708.774      $         11.30      $        30,609
          Band 4                                                              49,121.006                12.70              623,837
          Band 5                                                               2,095.560                12.83               26,886
          Band 6                                                             375,736.732                11.26            4,230,796
          Band 7                                                             505,196.440                12.76            6,446,307
          Band 8                                                              66,747.574                11.25              750,910
          Band 9                                                             364,096.086                12.69            4,620,379
          Band 10                                                            505,877.938                10.92            5,524,187
          Band 11                                                            179,041.570                11.24            2,012,427
          Band 12                                                             43,029.818                11.24              483,655
          Band 13                                                            175,614.007                12.60            2,212,736
          Band 14                                                            568,586.854                11.23            6,385,230
          Band 15                                                            101,159.868                12.54            1,268,545
          Band 16                                                              4,408.427                11.21               49,418
          Band 17                                                            270,064.245                11.21            3,027,420
          Band 18                                                                873.100                11.21                9,787
          Band 19                                                             39,448.638                10.88              429,201
          Band 20                                                            317,697.735                10.91            3,466,082
          Band 21                                                            103,058.208                10.90            1,123,334
          Band 26                                                            493,601.103                12.98            6,406,942
          Band 27                                                            173,116.026                12.85            2,224,541
          Band 28                                                             61,373.856                12.78              784,358
          Band 29                                                            585,693.434                12.76            7,473,448
          Band 30                                                            330,456.318                12.62            4,170,359
          Band 31                                                            202,121.320                12.56            2,538,644
          Band 32                                                            130,817.373                12.43            1,626,060
          Band 33                                                             89,850.901                12.34            1,108,760
          Band 34                                                            104,905.092                12.28            1,288,235
          Band 35                                                            264,295.751                13.08            3,456,988
          Band 36                                                             23,851.238                12.99              309,828
          Band 37                                                              2,519.502                12.92               32,552
          Band 38                                                            164,865.467                13.68            2,255,360

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING VP Index Plus MidCap (continued)
          Band 39                                                             38,504.148      $         13.64      $       525,197
          Band 40                                                              7,578.260                13.61              103,140
          Band 41                                                             56,825.676                12.61              716,572
          Band 42                                                             27,016.658                12.58              339,870
          Band 43                                                             69,953.923                12.55              877,922
          Band 44                                                             21,730.405                11.18              242,946
          Band 45                                                              8,639.768                10.84               93,655
                                                                         ---------------                           ---------------
                                                                           6,532,278.799                           $    79,297,123
                                                                         ===============                           ===============

      ING VP Index Plus SmallCap
      Contracts in accumulation period:
          Band 2                                                               2,899.345      $         11.75      $        34,067
          Band 4                                                              40,907.271                13.29              543,658
          Band 5                                                               5,017.853                13.90               69,748
          Band 6                                                             383,140.794                11.72            4,490,410
          Band 7                                                             469,484.619                13.83            6,492,972
          Band 8                                                              53,653.928                11.71              628,288
          Band 9                                                             318,576.193                13.76            4,383,608
          Band 10                                                            456,418.139                11.33            5,171,218
          Band 11                                                            155,689.049                11.70            1,821,562
          Band 12                                                             75,279.622                11.69              880,019
          Band 13                                                            166,879.857                13.66            2,279,579
          Band 14                                                            548,620.645                11.68            6,407,889
          Band 15                                                             74,859.876                13.59            1,017,346
          Band 16                                                              3,363.653                11.67               39,254
          Band 17                                                            249,476.472                11.66            2,908,896
          Band 18                                                              1,503.257                11.66               17,528
          Band 19                                                             64,254.116                11.28              724,786
          Band 20                                                            249,953.105                11.31            2,826,970
          Band 21                                                             86,379.764                11.30              976,091
          Band 26                                                            331,876.618                14.07            4,669,504
          Band 27                                                            143,510.449                13.93            1,999,101
          Band 28                                                             40,990.669                13.85              567,721
          Band 29                                                            423,391.258                13.83            5,855,501
          Band 30                                                            228,945.869                13.68            3,131,979
          Band 31                                                            162,715.764                13.61            2,214,562
          Band 32                                                            103,577.196                13.47            1,395,185
          Band 33                                                             48,421.537                13.38              647,880
          Band 34                                                             82,242.920                13.31            1,094,653
          Band 35                                                            125,338.092                14.17            1,776,041
          Band 36                                                              4,176.731                14.07               58,767
          Band 38                                                             99,631.308                14.45            1,439,672

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING VP Index Plus SmallCap (continued)
          Band 39                                                             12,943.024      $         14.41      $       186,509
          Band 40                                                              2,335.726                14.38               33,588
          Band 41                                                             41,113.424                13.20              542,697
          Band 42                                                             31,010.279                13.17              408,405
          Band 43                                                             84,198.731                13.14            1,106,371
          Band 44                                                             10,634.319                11.64              123,783
          Band 45                                                              2,463.243                11.23               27,662
                                                                         ---------------                           ---------------
                                                                           5,385,874.715                           $    68,993,470
                                                                         ===============                           ===============

      ING VP Intermediate Bond
      Contracts in accumulation period:
          Band 1                                                               7,616.086      $         11.66      $        88,804
          Band 2                                                              20,395.857                11.60              236,592
          Band 3                                                                 418.174                11.49                4,805
          Band 4                                                              42,407.796                11.52              488,538
          Band 5                                                              59,484.159                11.51              684,663
          Band 6                                                           2,682,542.548                11.48           30,795,588
          Band 7                                                           2,689,507.498                11.46           30,821,756
          Band 8                                                             433,078.866                11.43            4,950,091
          Band 9                                                             141,536.176                11.41            1,614,928
          Band 10                                                          1,881,639.850                11.40           21,450,694
          Band 11                                                          1,363,685.459                11.38           15,518,741
          Band 12                                                            447,750.715                11.37            5,090,926
          Band 13                                                          1,363,165.720                11.35           15,471,931
          Band 14                                                          2,895,222.850                11.32           32,773,923
          Band 15                                                              9,453.317                11.31              106,917
          Band 16                                                            101,188.396                11.28            1,141,405
          Band 17                                                          1,029,703.214                11.26           11,594,458
          Band 18                                                             67,181.381                11.24              755,119
          Band 19                                                            235,506.688                11.21            2,640,030
          Band 20                                                          1,993,254.987                11.34           22,603,512
          Band 21                                                            147,886.063                11.29            1,669,634
          Band 25                                                             25,974.399                11.63              302,082
          Band 35                                                            102,678.831                11.68            1,199,289
          Band 36                                                              3,636.076                11.62               42,251
          Band 37                                                                925.391                11.57               10,707
          Band 38                                                             95,050.369                10.72            1,018,940
          Band 39                                                             25,257.196                10.69              269,999
          Band 40                                                              5,301.740                10.67               56,570
                                                                         ---------------                           ---------------
                                                                          17,871,449.802                           $   203,402,893
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING VP International Equity
      Contracts in accumulation period:
          Band 35                                                             13,911.862      $         11.04      $       153,587
          Band 38                                                              5,648.197                14.11               79,696
          Band 40                                                              2,248.733                14.04               31,572
                                                                         ---------------                           ---------------
                                                                              21,808.792                           $       264,855
                                                                         ===============                           ===============

      ING VP Small Company
      Contracts in accumulation period:
          Band 35                                                             48,701.922      $         11.70      $       569,812
          Band 36                                                                543.429                11.63                6,320
          Band 37                                                              2,963.670                11.58               34,319
          Band 38                                                             28,244.726                13.37              377,632
          Band 39                                                             17,640.950                13.34              235,330
          Band 40                                                              3,280.891                13.31               43,669
                                                                         ---------------                           ---------------
                                                                             101,375.588                           $     1,267,082
                                                                         ===============                           ===============

      ING VP Value Opportunity
      Contracts in accumulation period:
          Band 4                                                                 540.541      $         12.01      $         6,492
          Band 7                                                               5,653.294                 8.70               49,184
          Band 9                                                              19,827.319                 8.66              171,705
          Band 10                                                              6,813.153                10.69               72,833
          Band 13                                                              6,720.251                 8.60               57,794
          Band 15                                                              3,668.579                 8.55               31,366
          Band 21                                                             15,343.433                10.66              163,561
          Band 26                                                             65,793.156                 8.86              582,927
          Band 27                                                             28,715.517                 8.76              251,548
          Band 28                                                             10,007.296                 8.72               87,264
          Band 29                                                             66,656.892                 8.70              579,915
          Band 30                                                             51,343.353                 8.61              442,066
          Band 31                                                             15,744.314                 8.57              134,929
          Band 32                                                             20,788.974                 8.48              176,291
          Band 33                                                              1,437.234                 8.42               12,102
          Band 34                                                             22,271.567                 8.38              186,636
          Band 35                                                             28,400.276                 8.92              253,330
          Band 36                                                              2,505.645                 8.86               22,200
          Band 38                                                              2,015.309                12.48               25,151
          Band 39                                                              2,690.138                12.45               33,492
          Band 41                                                              1,789.757                11.93               21,352
          Band 42                                                                864.948                11.90               10,293
          Band 43                                                              8,953.340                11.88              106,366
                                                                         ---------------                           ---------------
                                                                             388,544.286                           $     3,478,797
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING VP Convertible
      Contracts in accumulation period:
          Band 4                                                               3,787.338      $         11.99      $        45,410
          Band 7                                                               8,762.613                12.80              112,161
          Band 9                                                              64,204.840                12.73              817,328
          Band 10                                                             10,202.552                10.38              105,902
          Band 13                                                              9,056.027                12.64              114,468
          Band 15                                                             27,936.723                12.57              351,165
          Band 19                                                             12,560.722                10.33              129,752
          Band 20                                                              2,016.663                10.36               20,893
          Band 21                                                             16,190.269                10.35              167,569
          Band 26                                                            152,943.310                13.02            1,991,322
          Band 27                                                             40,872.494                12.89              526,846
          Band 28                                                              5,659.572                12.82               72,556
          Band 29                                                            122,069.523                12.80            1,562,490
          Band 30                                                             68,186.895                12.66              863,246
          Band 31                                                             40,567.187                12.60              511,147
          Band 32                                                             25,079.547                12.47              312,742
          Band 33                                                              8,618.358                12.38              106,695
          Band 34                                                             12,671.121                12.31              155,981
          Band 41                                                             23,880.253                11.91              284,414
          Band 42                                                              5,926.662                11.88               70,409
          Band 43                                                             19,240.262                11.85              227,997
          Band 44                                                              3,445.722                10.47               36,077
          Band 45                                                              2,182.072                10.40               22,694
                                                                         ---------------                           ---------------
                                                                             686,060.725                           $     8,609,264
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING VP Financial Services
      Contracts in accumulation period:
          Band 4                                                               4,466.761      $         11.11      $        49,626
          Band 5                                                                 416.972                11.10                4,628
          Band 6                                                             175,177.743                11.10            1,944,473
          Band 7                                                             180,636.025                11.09            2,003,254
          Band 8                                                              31,069.778                11.09              344,564
          Band 9                                                              10,633.791                11.08              117,822
          Band 10                                                            120,278.580                11.08            1,332,687
          Band 11                                                             44,624.665                11.07              493,995
          Band 12                                                              8,357.218                11.07               92,514
          Band 13                                                             30,346.306                11.07              335,934
          Band 14                                                            208,766.965                11.06            2,308,963
          Band 15                                                              7,728.669                11.06               85,479
          Band 16                                                              2,815.100                11.05               31,107
          Band 17                                                            169,517.194                11.04            1,871,470
          Band 18                                                                366.411                11.04                4,045
          Band 19                                                             10,939.035                11.03              120,658
          Band 20                                                            191,993.554                11.06            2,123,449
          Band 21                                                             10,097.523                11.05              111,578
          Band 26                                                             32,541.006                11.13              362,181
          Band 27                                                              4,729.872                11.11               52,549
          Band 29                                                             15,933.595                11.09              176,704
          Band 30                                                                873.777                11.07                9,673
          Band 31                                                              3,983.913                11.06               44,062
          Band 32                                                              2,413.510                11.04               26,645
          Band 34                                                              2,899.557                11.01               31,924
          Band 41                                                              8,345.543                11.07               92,385
          Band 42                                                              1,764.565                11.06               19,516
          Band 43                                                              3,164.130                11.04               34,932
          Band 45                                                              2,321.868                11.00               25,541
                                                                         ---------------                           ---------------
                                                                           1,287,203.626                           $    14,252,358
                                                                         ===============                           ===============

      ING VP Growth and Income
      Contracts in accumulation period:
          Band 35                                                             93,559.568      $         13.02      $     1,218,146
          Band 38                                                             36,510.968                12.37              451,641
          Band 39                                                              8,635.443                12.33              106,475
                                                                         ---------------                           ---------------
                                                                             138,705.979                           $     1,776,262
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING VP International Value
      Contracts in accumulation period:
          Band 35                                                             51,621.466      $         12.67      $       654,044
          Band 36                                                                916.850                12.59               11,543
          Band 37                                                                567.531                12.53                7,111
          Band 38                                                             33,591.254                13.97              469,270
          Band 39                                                              7,334.377                13.93              102,168
                                                                         ---------------                           ---------------
                                                                              94,031.478                           $     1,244,136
                                                                         ===============                           ===============

      ING VP LargeCap Growth
      Contracts in accumulation period:
          Band 9                                                               5,004.215      $          8.93      $        44,688
          Band 13                                                                232.117                 8.87                2,059
          Band 15                                                              3,599.232                 8.82               31,745
          Band 26                                                             68,463.089                 9.14              625,753
          Band 27                                                             34,706.681                 9.04              313,748
          Band 28                                                              5,953.029                 8.99               53,518
          Band 29                                                             42,156.600                 8.98              378,566
          Band 30                                                             25,135.441                 8.88              223,203
          Band 31                                                             12,606.893                 8.84              111,445
          Band 32                                                              5,838.840                 8.75               51,090
          Band 33                                                              2,315.040                 8.68               20,095
          Band 34                                                              2,004.162                 8.64               17,316
                                                                         ---------------                           ---------------
                                                                             208,015.339                           $     1,873,226
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING VP MagnaCap
      Contracts in accumulation period:
          Band 2                                                               6,040.677      $          9.98      $        60,286
          Band 4                                                              13,033.246                 9.89              128,899
          Band 5                                                              18,145.650                 9.87              179,098
          Band 6                                                             321,905.016                 9.83            3,164,326
          Band 7                                                             623,004.059                 9.81            6,111,670
          Band 8                                                              42,055.951                 9.78              411,307
          Band 9                                                              60,892.791                 9.76              594,314
          Band 10                                                            247,084.713                 9.74            2,406,605
          Band 11                                                            207,095.116                 9.72            2,012,965
          Band 12                                                            144,070.363                 9.70            1,397,483
          Band 13                                                            285,036.264                 9.69            2,762,001
          Band 14                                                            346,679.201                 9.65            3,345,454
          Band 15                                                             37,653.646                 9.63              362,605
          Band 16                                                             12,870.205                 9.60              123,554
          Band 17                                                             68,675.746                 9.58              657,914
          Band 18                                                              8,391.349                 9.56               80,221
          Band 19                                                             16,921.356                 9.52              161,091
          Band 20                                                            211,118.563                 9.67            2,041,517
          Band 21                                                             27,915.602                 9.61              268,269
          Band 25                                                              3,551.217                10.02               35,583
          Band 26                                                             62,067.541                10.00              620,675
          Band 27                                                             31,140.941                 9.89              307,984
          Band 28                                                             18,823.141                 9.83              185,031
          Band 29                                                             92,910.464                 9.81              911,452
          Band 30                                                             34,150.547                 9.70              331,260
          Band 31                                                             28,921.692                 9.65              279,094
          Band 32                                                              6,560.675                 9.55               62,654
          Band 33                                                              8,473.970                 9.47               80,248
          Band 34                                                             16,821.399                 9.42              158,458
          Band 41                                                              1,445.727                12.00               17,349
          Band 43                                                             32,223.049                11.94              384,743
                                                                         ---------------                           ---------------
                                                                           3,035,679.877                           $    29,644,110
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING VP MidCap Opportunities
      Contracts in accumulation period:
          Band 4                                                                 973.337      $          7.56      $         7,358
          Band 5                                                              19,634.671                 7.54              148,045
          Band 6                                                             440,237.937                 7.52            3,310,589
          Band 7                                                             725,386.434                 7.50            5,440,398
          Band 8                                                              72,972.354                 7.47              545,103
          Band 9                                                              28,054.616                 7.46              209,287
          Band 10                                                            316,588.794                 7.45            2,358,587
          Band 11                                                            252,835.784                 7.43            1,878,570
          Band 12                                                            183,673.763                 7.42            1,362,859
          Band 13                                                            348,463.186                 7.41            2,582,112
          Band 14                                                            814,032.690                 7.38            6,007,561
          Band 15                                                             12,026.185                 7.36               88,513
          Band 16                                                             18,064.694                 7.34              132,595
          Band 17                                                            215,454.229                 7.32            1,577,125
          Band 18                                                             14,443.852                 7.31              105,585
          Band 19                                                             98,330.442                 7.28              715,846
          Band 20                                                            629,730.612                 7.39            4,653,709
          Band 21                                                             45,751.581                 7.35              336,274
          Band 25                                                              3,631.998                 7.66               27,821
          Band 35                                                             33,259.748                10.83              360,203
          Band 38                                                              8,666.277                12.83              111,188
          Band 39                                                                 31.624                12.79                  404
                                                                         ---------------                           ---------------
                                                                           4,282,244.808                           $    31,959,732
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ING VP SmallCap Opportunities
      Contracts in accumulation period:
          Band 2                                                               7,342.602      $          6.94      $        50,958
          Band 4                                                              13,540.404                 6.87               93,023
          Band 5                                                             158,167.435                 6.86            1,085,029
          Band 6                                                           2,126,799.191                 6.84           14,547,306
          Band 7                                                           2,646,720.985                 6.82           18,050,637
          Band 8                                                             208,032.524                 6.80            1,414,621
          Band 9                                                              95,912.598                 6.78              650,287
          Band 10                                                          1,295,969.934                 6.77            8,773,716
          Band 11                                                            833,896.441                 6.76            5,637,140
          Band 12                                                            812,723.629                 6.75            5,485,884
          Band 13                                                          1,460,031.982                 6.73            9,826,015
          Band 14                                                          2,585,683.808                 6.71           17,349,938
          Band 15                                                             15,222.049                 6.70              101,988
          Band 16                                                             62,582.655                 6.67              417,426
          Band 17                                                            823,489.612                 6.66            5,484,441
          Band 18                                                             49,838.465                 6.65              331,426
          Band 19                                                            202,944.981                 6.62            1,343,496
          Band 20                                                          1,597,804.516                 6.72           10,737,246
          Band 21                                                            250,032.484                 6.68            1,670,217
          Band 25                                                             64,153.328                 6.96              446,507
          Band 35                                                             16,343.881                 7.00              114,407
          Band 36                                                                 93.653                 6.95                  651
          Band 38                                                              7,882.647                13.09              103,184
          Band 39                                                                 31.487                13.05                  411
                                                                         ---------------                           ---------------
                                                                          15,335,241.291                           $   103,715,954
                                                                         ===============                           ===============

      AIM V.I. Capital Appreciation
      Contracts in accumulation period:
          Band 35                                                              5,585.073      $         10.01      $        55,907
          Band 36                                                                743.013                 9.95                7,393
          Band 38                                                                503.543                12.17                6,128
                                                                         ---------------                           ---------------
                                                                               6,831.629                           $        69,428
                                                                         ===============                           ===============

      AIM V.I. Core Equity
      Contracts in accumulation period:
          Band 35                                                             10,953.394      $         10.97      $       120,159
          Band 36                                                              2,335.453                10.90               25,456
          Band 38                                                              1,297.758                12.22               15,859
          Band 39                                                                 75.206                12.19                  917
                                                                         ---------------                           ---------------
                                                                              14,661.811                           $       162,391
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      AIM V.I. Dent Demographic Trends
      Contracts in accumulation period:
          Band 2                                                              10,162.706      $         10.71      $       108,843
          Band 4                                                              22,973.689                10.63              244,210
          Band 5                                                              57,075.792                10.61              605,574
          Band 6                                                             717,785.936                10.58            7,594,175
          Band 7                                                             941,561.832                10.56            9,942,893
          Band 8                                                             139,751.253                10.52            1,470,183
          Band 9                                                              78,789.195                10.51              828,074
          Band 10                                                            490,391.424                10.49            5,144,206
          Band 11                                                            422,834.921                10.47            4,427,082
          Band 12                                                            282,339.196                10.46            2,953,268
          Band 13                                                            612,122.824                10.44            6,390,562
          Band 14                                                          1,218,497.883                10.40           12,672,378
          Band 15                                                             19,264.172                10.39              200,155
          Band 16                                                             33,597.714                10.35              347,736
          Band 17                                                            300,296.701                10.34            3,105,068
          Band 18                                                             24,907.415                10.32              257,045
          Band 19                                                             44,815.681                10.29              461,153
          Band 20                                                            684,467.854                10.42            7,132,155
          Band 21                                                             66,975.911                10.37              694,540
          Band 25                                                              2,444.589                10.75               26,279
          Band 26                                                             44,165.553                10.73              473,896
          Band 27                                                             12,793.578                10.63              135,996
          Band 28                                                             11,244.623                10.58              118,968
          Band 29                                                             60,190.493                10.56              635,612
          Band 30                                                             25,017.237                10.46              261,680
          Band 31                                                             32,286.717                10.40              335,782
          Band 32                                                             23,665.600                10.31              243,992
          Band 33                                                              7,666.483                10.24               78,505
          Band 34                                                              8,353.851                10.19               85,126
          Band 41                                                             14,632.509                11.37              166,372
          Band 42                                                                566.097                11.34                6,420
          Band 43                                                              6,505.723                11.32               73,645
          Band 45                                                              1,098.537                10.44               11,469
                                                                         ---------------                           ---------------
                                                                           6,419,243.689                           $    67,233,042
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      AIM V.I. Financial Services
      Contracts in accumulation period:
          Band 3                                                                 619.483      $         10.78      $         6,678
          Band 4                                                               4,820.005                10.82               52,152
          Band 5                                                              17,124.983                10.80              184,950
          Band 6                                                             695,858.885                10.76            7,487,442
          Band 7                                                           1,059,946.352                10.74           11,383,824
          Band 8                                                             120,129.136                10.70            1,285,382
          Band 9                                                              41,949.087                10.68              448,016
          Band 10                                                            348,574.385                10.66            3,715,803
          Band 11                                                            303,402.908                10.65            3,231,241
          Band 12                                                            269,441.095                10.63            2,864,159
          Band 13                                                            520,433.672                10.61            5,521,801
          Band 14                                                            801,797.727                10.57            8,475,002
          Band 15                                                             10,434.645                10.55              110,085
          Band 16                                                             62,971.718                10.51              661,833
          Band 17                                                            159,550.854                10.50            1,675,284
          Band 18                                                              8,510.170                10.48               89,187
          Band 19                                                             46,285.875                10.44              483,225
          Band 20                                                            437,875.720                10.59            4,637,104
          Band 21                                                             81,872.995                10.53              862,123
          Band 25                                                              5,093.424                10.95               55,773
          Band 26                                                             38,885.106                10.93              425,014
          Band 27                                                             14,735.232                10.81              159,288
          Band 28                                                              7,457.414                10.76               80,242
          Band 29                                                             67,063.163                10.74              720,258
          Band 30                                                             30,285.004                10.63              321,930
          Band 31                                                             26,844.328                10.57              283,745
          Band 32                                                              1,669.108                10.46               17,459
          Band 33                                                              5,885.400                10.39               61,149
          Band 34                                                             10,363.703                10.33              107,057
          Band 41                                                              1,308.873                11.92               15,602
          Band 42                                                              1,073.469                11.88               12,753
          Band 43                                                              7,165.440                11.86               84,982
                                                                         ---------------                           ---------------
                                                                           5,209,429.359                           $    55,520,543
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      AIM V.I. Growth
      Contracts in accumulation period:
          Band 4                                                               1,962.417      $         11.55      $        22,666
          Band 7                                                               3,610.797                 9.63               34,772
          Band 9                                                              20,955.969                 9.58              200,758
          Band 10                                                              3,049.949                10.33               31,506
          Band 13                                                             14,202.575                 9.52              135,209
          Band 15                                                              6,994.423                 9.47               66,237
          Band 21                                                             13,817.149                10.30              142,317
          Band 26                                                             59,203.430                 9.79              579,602
          Band 27                                                             11,599.942                 9.69              112,403
          Band 28                                                              8,656.596                 9.65               83,536
          Band 29                                                            109,514.095                 9.63            1,054,621
          Band 30                                                             36,356.650                 9.54              346,842
          Band 31                                                             66,838.704                 9.49              634,299
          Band 32                                                             20,169.470                 9.40              189,593
          Band 33                                                              5,753.456                 9.34               53,737
          Band 34                                                             10,832.868                 9.29              100,637
          Band 41                                                              2,795.091                11.47               32,060
          Band 42                                                              5,469.707                11.44               62,573
          Band 43                                                              5,216.246                11.42               59,570
          Band 45                                                              3,067.936                10.49               32,183
                                                                         ---------------                           ---------------
                                                                             410,067.470                           $     3,975,121
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      AIM V.I. Health Sciences
      Contracts in accumulation period:
          Band 1                                                               9,070.243      $         10.44      $        94,693
          Band 2                                                                 564.584                10.37                5,855
          Band 3                                                                 915.034                10.24                9,370
          Band 4                                                              11,064.021                10.28              113,738
          Band 5                                                              49,122.671                10.26              503,999
          Band 6                                                           1,099,151.139                10.23           11,244,316
          Band 7                                                           1,641,910.254                10.21           16,763,904
          Band 8                                                             164,248.033                10.17            1,670,402
          Band 9                                                              71,680.192                10.15              727,554
          Band 10                                                            573,076.712                10.14            5,810,998
          Band 11                                                            680,479.723                10.12            6,886,455
          Band 12                                                            459,233.112                10.10            4,638,254
          Band 13                                                            759,943.677                10.08            7,660,232
          Band 14                                                          1,459,016.499                10.05           14,663,116
          Band 15                                                             15,219.977                10.03              152,656
          Band 16                                                             63,740.706                 9.99              636,770
          Band 17                                                            356,834.594                 9.98            3,561,209
          Band 18                                                             53,173.007                 9.96              529,603
          Band 19                                                             93,576.442                 9.92              928,278
          Band 20                                                            930,010.297                10.06            9,355,904
          Band 21                                                            151,205.199                10.01            1,513,564
          Band 25                                                             11,414.860                10.41              118,829
          Band 26                                                             94,195.520                10.39              978,691
          Band 27                                                             28,761.554                10.28              295,669
          Band 28                                                             12,204.053                10.22              124,725
          Band 29                                                            124,496.425                10.21            1,271,109
          Band 30                                                             52,189.083                10.10              527,110
          Band 31                                                             62,266.545                10.05              625,779
          Band 32                                                             24,126.212                 9.94              239,815
          Band 33                                                             11,022.671                 9.87              108,794
          Band 34                                                             13,854.699                 9.82              136,053
          Band 41                                                              2,158.835                11.80               25,474
          Band 42                                                              1,087.885                11.77               12,804
          Band 43                                                              9,309.261                11.75              109,384
                                                                         ---------------                           ---------------
                                                                           9,090,323.719                           $    92,045,106
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      AIM V.I. Leisure
      Contracts in accumulation period:
          Band 2                                                                 884.717      $         12.10      $        10,705
          Band 4                                                               8,974.055                12.02              107,868
          Band 5                                                              18,023.681                12.00              216,284
          Band 6                                                             508,825.374                11.97            6,090,640
          Band 7                                                             794,674.933                11.95            9,496,365
          Band 8                                                              78,941.069                11.92              940,978
          Band 9                                                              36,824.893                11.91              438,584
          Band 10                                                            542,919.640                11.89            6,455,315
          Band 11                                                            237,032.947                11.87            2,813,581
          Band 12                                                            223,048.340                11.86            2,645,353
          Band 13                                                            395,526.133                11.84            4,683,029
          Band 14                                                            658,412.202                11.81            7,775,848
          Band 15                                                              3,317.952                11.79               39,119
          Band 16                                                             23,924.181                11.76              281,348
          Band 17                                                            269,293.877                11.74            3,161,510
          Band 18                                                              4,024.282                11.73               47,205
          Band 19                                                             61,071.085                11.70              714,532
          Band 20                                                            480,558.886                11.82            5,680,206
          Band 21                                                            100,657.004                11.78            1,185,740
          Band 26                                                             13,783.312                12.12              167,054
          Band 27                                                             28,682.514                12.02              344,764
          Band 28                                                              1,401.907                11.97               16,781
          Band 29                                                             46,251.501                11.95              552,705
          Band 30                                                             27,505.448                11.86              326,215
          Band 31                                                             10,046.311                11.81              118,647
          Band 32                                                             25,675.515                11.72              300,917
          Band 33                                                             83,076.593                11.65              967,842
          Band 34                                                              6,999.216                11.60               81,191
          Band 41                                                              4,933.434                12.18               60,089
          Band 42                                                              2,327.231                12.14               28,253
          Band 43                                                              8,659.874                12.12              104,958
          Band 44                                                              6,319.281                10.93               69,070
          Band 45                                                                593.488                10.86                6,445
                                                                         ---------------                           ---------------
                                                                           4,713,190.876                           $    55,929,141
                                                                         ===============                           ===============

      AIM V.I. Premier Equity
      Contracts in accumulation period:
          Band 35                                                              5,445.381      $          8.87      $        48,301
          Band 36                                                              5,603.075                 8.81               49,363
          Band 38                                                              2,572.545                11.82               30,407
          Band 39                                                              2,471.844                11.79               29,143
                                                                         ---------------                           ---------------
                                                                              16,092.845                           $       157,214
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      AIM V.I. Utilities
      Contracts in accumulation period:
          Band 1                                                                  30.567                 9.18                  281
          Band 2                                                               5,659.933                 9.12               51,619
          Band 4                                                              16,378.397                 9.04              148,061
          Band 5                                                              25,070.459                 9.02              226,136
          Band 6                                                           1,127,977.884                 8.99           10,140,521
          Band 7                                                           1,418,477.873                 8.97           12,723,747
          Band 8                                                             209,867.988                 8.94            1,876,220
          Band 9                                                             146,547.950                 8.93            1,308,673
          Band 10                                                            650,886.919                 8.91            5,799,402
          Band 11                                                            726,082.525                 8.89            6,454,874
          Band 12                                                            322,008.522                 8.88            2,859,436
          Band 13                                                            643,948.674                 8.86            5,705,385
          Band 14                                                          1,539,265.811                 8.83           13,591,717
          Band 15                                                             27,936.843                 8.82              246,403
          Band 16                                                             23,831.161                 8.78              209,238
          Band 17                                                            444,965.963                 8.77            3,902,352
          Band 18                                                             27,761.344                 8.75              242,912
          Band 19                                                            100,375.589                 8.72              875,275
          Band 20                                                            821,100.692                 8.85            7,266,741
          Band 21                                                            115,161.034                 8.80            1,013,417
          Band 25                                                              1,196.805                 9.15               10,951
          Band 26                                                             32,096.778                 9.13              293,044
          Band 27                                                             33,506.650                 9.04              302,900
          Band 28                                                              3,853.026                 8.99               34,639
          Band 29                                                            133,221.115                 8.97            1,194,993
          Band 30                                                             47,577.341                 8.88              422,487
          Band 31                                                             14,941.889                 8.83              131,937
          Band 32                                                             11,862.044                 8.74              103,674
          Band 33                                                              4,828.554                 8.68               41,912
          Band 34                                                              9,075.169                 8.63               78,319
          Band 41                                                              2,976.034                13.44               39,998
          Band 42                                                              2,678.428                13.41               35,918
          Band 43                                                             12,865.073                13.38              172,135
          Band 45                                                              4,826.668                12.04               58,113
                                                                         ---------------                           ---------------
                                                                           8,708,841.702                           $    77,563,430
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      AllianceBernstein Growth and Income
      Contracts in accumulation period:
          Band 4                                                              25,501.171      $         12.13      $       309,329
          Band 7                                                              33,576.350                10.49              352,216
          Band 9                                                              83,003.871                10.44              866,560
          Band 10                                                             17,333.143                10.63              184,251
          Band 13                                                             30,378.920                10.36              314,726
          Band 15                                                             54,222.235                10.31              559,031
          Band 19                                                              5,451.890                10.59               57,736
          Band 20                                                              4,864.029                10.62               51,656
          Band 21                                                             12,644.782                10.61              134,161
          Band 26                                                            193,064.409                10.68            2,061,928
          Band 27                                                            130,105.275                10.57            1,375,213
          Band 28                                                             57,021.948                10.51              599,301
          Band 29                                                            323,025.626                10.49            3,388,539
          Band 30                                                            218,498.440                10.38            2,268,014
          Band 31                                                            167,058.113                10.33            1,725,710
          Band 32                                                             70,550.043                10.22              721,021
          Band 33                                                             66,315.112                10.15              673,098
          Band 34                                                             71,760.960                10.10              724,786
          Band 41                                                              8,311.956                12.04              100,076
          Band 42                                                             13,775.350                12.01              165,442
          Band 43                                                             18,443.717                11.99              221,140
          Band 44                                                              9,273.669                10.72               99,414
          Band 45                                                              2,316.561                10.65               24,671
                                                                         ---------------                           ---------------
                                                                           1,616,497.570                           $    16,978,019
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      AllianceBernstein Premier Growth
      Contracts in accumulation period:
          Band 4                                                              14,749.577      $         11.32      $       166,965
          Band 7                                                               1,784.809                 8.46               15,099
          Band 9                                                              70,941.832                 8.41              596,621
          Band 10                                                              5,712.434                10.50               59,981
          Band 13                                                             18,556.739                 8.36              155,134
          Band 15                                                              6,423.565                 8.31               53,380
          Band 20                                                                748.319                10.48                7,842
          Band 21                                                              4,109.482                10.47               43,026
          Band 26                                                             58,773.463                 8.61              506,040
          Band 27                                                             80,314.475                 8.52              684,279
          Band 28                                                             11,570.040                 8.47               97,998
          Band 29                                                             76,646.434                 8.46              648,429
          Band 30                                                             85,750.730                 8.37              717,734
          Band 31                                                             89,806.676                 8.33              748,090
          Band 32                                                             12,432.666                 8.24              102,445
          Band 33                                                             19,784.911                 8.18              161,841
          Band 34                                                              4,488.518                 8.14               36,537
          Band 43                                                              8,360.309                11.19               93,552
                                                                         ---------------                           ---------------
                                                                             570,954.979                           $     4,894,993
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      AllianceBernstein Value
      Contracts in accumulation period:
          Band 4                                                              15,063.485      $         12.55      $       189,047
          Band 7                                                               1,389.164                12.16               16,892
          Band 9                                                              70,319.441                12.10              850,865
          Band 10                                                             14,167.882                10.89              154,288
          Band 13                                                             16,664.981                12.01              200,146
          Band 15                                                             35,490.389                11.95              424,110
          Band 19                                                              2,057.105                10.84               22,299
          Band 20                                                              8,614.050                10.87               93,635
          Band 21                                                             15,149.751                10.86              164,526
          Band 26                                                             90,160.668                12.38            1,116,189
          Band 27                                                             72,084.497                12.25              883,035
          Band 28                                                             28,724.843                12.18              349,869
          Band 29                                                            157,586.912                12.16            1,916,257
          Band 30                                                            141,655.023                12.03            1,704,110
          Band 31                                                             91,561.698                11.97            1,095,994
          Band 32                                                             22,670.669                11.85              268,647
          Band 33                                                             13,584.871                11.76              159,758
          Band 34                                                             26,966.069                11.70              315,503
          Band 41                                                             12,479.526                12.47              155,620
          Band 42                                                              6,142.815                12.44               76,417
          Band 43                                                             13,921.106                12.41              172,761
          Band 44                                                              3,341.454                11.07               36,990
          Band 45                                                              4,001.543                10.96               43,857
                                                                         ---------------                           ---------------
                                                                             863,797.942                           $    10,410,815
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      Fidelity(R) VIP Equity-Income
      Contracts in accumulation period:
          Band 1                                                               1,528.461      $         11.25      $        17,195
          Band 2                                                              15,067.301                11.17              168,302
          Band 3                                                                 987.418                11.03               10,891
          Band 4                                                              76,016.413                11.07              841,502
          Band 5                                                             119,478.387                11.05            1,320,236
          Band 6                                                           3,060,131.372                11.02           33,722,648
          Band 7                                                           2,972,863.328                11.00           32,701,497
          Band 8                                                             629,373.026                10.96            6,897,928
          Band 9                                                             336,554.713                10.94            3,681,909
          Band 10                                                          1,820,926.694                10.92           19,884,519
          Band 11                                                          1,224,610.706                10.90           13,348,257
          Band 12                                                            835,539.236                10.88            9,090,667
          Band 13                                                          1,417,019.493                10.86           15,388,832
          Band 14                                                          2,910,403.211                10.82           31,490,563
          Band 15                                                             96,308.097                10.80            1,040,127
          Band 16                                                             69,896.896                10.77              752,790
          Band 17                                                          1,195,423.294                10.75           12,850,800
          Band 18                                                            112,419.587                10.73            1,206,262
          Band 19                                                            295,104.423                10.69            3,154,666
          Band 20                                                          2,147,646.306                10.84           23,280,486
          Band 21                                                            308,445.869                10.79            3,328,131
          Band 25                                                             18,570.853                11.21              208,179
          Band 26                                                            510,445.434                11.19            5,711,884
          Band 27                                                            198,957.908                11.07            2,202,464
          Band 28                                                             38,781.710                11.02              427,374
          Band 29                                                            545,785.995                11.00            6,003,646
          Band 30                                                            292,192.996                10.88            3,179,060
          Band 31                                                            124,303.874                10.82            1,344,968
          Band 32                                                             72,342.117                10.71              774,784
          Band 33                                                             98,444.567                10.64            1,047,450
          Band 34                                                            104,819.125                10.58            1,108,986
          Band 35                                                            351,281.781                11.27            3,958,946
          Band 36                                                              9,069.897                11.19              101,492
          Band 37                                                              3,418.455                11.13               38,047
          Band 38                                                            197,015.046                12.92            2,545,434
          Band 39                                                             19,566.624                12.88              252,018
          Band 40                                                              7,411.569                12.86               95,313
          Band 41                                                             35,970.476                12.27              441,358
          Band 42                                                             29,199.394                12.24              357,401
          Band 43                                                             93,807.483                12.21            1,145,389
          Band 44                                                             18,476.521                10.88              201,025
          Band 45                                                             11,428.568                10.80              123,429
                                                                         ---------------                           ---------------
                                                                          22,427,034.624                           $   245,446,855
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      Fidelity(R) VIP Growth
      Contracts in accumulation period:
          Band 2                                                              10,806.075      $          8.59      $        92,824
          Band 3                                                               5,587.252                 8.48               47,380
          Band 4                                                              47,080.354                 8.51              400,654
          Band 5                                                              96,818.878                 8.50              822,960
          Band 6                                                           4,050,134.323                 8.47           34,304,638
          Band 7                                                           4,416,840.004                 8.45           37,322,298
          Band 8                                                             491,975.585                 8.42            4,142,434
          Band 9                                                             260,764.549                 8.41            2,193,030
          Band 10                                                          2,221,605.539                 8.39           18,639,270
          Band 11                                                          1,884,667.228                 8.38           15,793,511
          Band 12                                                          1,042,006.110                 8.36            8,711,171
          Band 13                                                          1,896,433.439                 8.35           15,835,219
          Band 14                                                          4,745,850.244                 8.32           39,485,474
          Band 15                                                             86,337.461                 8.31              717,464
          Band 16                                                            108,107.525                 8.28              895,130
          Band 17                                                          1,675,290.862                 8.26           13,837,903
          Band 18                                                            275,466.355                 8.25            2,272,597
          Band 19                                                            311,084.963                 8.22            2,557,118
          Band 20                                                          3,013,490.062                 8.33           25,102,372
          Band 21                                                            515,707.536                 8.29            4,275,215
          Band 25                                                             39,927.115                 8.62              344,172
          Band 26                                                            314,401.913                 8.60            2,703,856
          Band 27                                                            108,971.878                 8.51              927,351
          Band 28                                                             25,357.340                 8.47              214,777
          Band 29                                                            279,038.443                 8.45            2,357,875
          Band 30                                                            127,984.790                 8.36            1,069,953
          Band 31                                                            126,309.252                 8.32            1,050,893
          Band 32                                                             54,669.377                 8.23              449,929
          Band 33                                                             46,791.154                 8.18              382,752
          Band 34                                                             33,707.831                 8.13              274,045
          Band 35                                                            175,047.959                 8.66            1,515,915
          Band 36                                                             12,494.834                 8.60              107,456
          Band 37                                                              1,991.960                 8.56               17,051
          Band 38                                                             57,959.786                11.89              689,142
          Band 39                                                              5,851.518                11.86               69,399
          Band 40                                                              2,312.339                11.83               27,355
          Band 41                                                              9,787.306                10.93              106,975
          Band 42                                                             11,028.209                10.90              120,207
          Band 43                                                              8,558.087                10.88               93,112
          Band 44                                                                246.865                10.25                2,530
          Band 45                                                              2,308.385                10.08               23,269
                                                                         ---------------                           ---------------
                                                                          28,600,800.685                           $   239,996,676
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      Fidelity(R) VIP Contrafund(R)
      Contracts in accumulation period:
          Band 4                                                              48,608.497      $         12.52      $       608,578
          Band 7                                                              33,074.020                12.39              409,787
          Band 9                                                             191,719.430                12.33            2,363,901
          Band 10                                                             76,509.195                10.79              825,534
          Band 13                                                             59,723.765                12.24              731,019
          Band 15                                                            115,041.646                12.18            1,401,207
          Band 19                                                             11,500.101                10.75              123,626
          Band 20                                                             30,449.624                10.78              328,247
          Band 21                                                             57,359.014                10.77              617,757
          Band 26                                                            486,502.168                12.61            6,134,792
          Band 27                                                            283,145.391                12.48            3,533,654
          Band 28                                                             52,997.658                12.42              658,231
          Band 29                                                            681,761.556                12.39            8,447,026
          Band 30                                                            277,498.722                12.26            3,402,134
          Band 31                                                            117,473.124                12.20            1,433,172
          Band 32                                                            114,317.280                12.07            1,379,810
          Band 33                                                             91,822.257                11.99            1,100,949
          Band 34                                                             81,708.822                11.93              974,786
          Band 35                                                            337,247.508                12.70            4,283,043
          Band 36                                                             65,163.844                12.61              821,716
          Band 37                                                              8,167.259                12.55              102,499
          Band 38                                                            271,255.791                13.24            3,591,427
          Band 39                                                            102,926.103                13.21            1,359,654
          Band 40                                                             10,651.780                13.18              140,390
          Band 41                                                             42,241.112                12.44              525,479
          Band 42                                                             23,432.966                12.40              290,569
          Band 43                                                             88,106.396                12.38            1,090,757
          Band 44                                                              7,402.083                11.02               81,571
          Band 45                                                              9,293.456                10.92              101,485
                                                                         ---------------                           ---------------
                                                                           3,777,100.568                           $    46,862,800
                                                                         ===============                           ===============
      Fidelity(R) VIP Overseas
      Contracts in accumulation period:
          Band 35                                                              7,177.204      $         12.59      $        90,361
          Band 38                                                             24,755.965                14.14              350,049
          Band 39                                                                475.977                14.10                6,711
          Band 40                                                                776.103                14.07               10,920
                                                                         ---------------                           ---------------
                                                                              33,185.249                           $       458,041
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      Franklin Small Cap Value Securities
      Contracts in accumulation period:
          Band 35                                                             19,787.567      $         14.48      $       286,524
          Band 36                                                             10,155.763                14.39              146,141
          Band 38                                                             23,538.897                14.94              351,671
          Band 39                                                             11,429.360                14.89              170,183
          Band 40                                                              4,241.555                14.86               63,030
                                                                         ---------------                           ---------------
                                                                              69,153.142                           $     1,017,549
                                                                         ===============                           ===============

      ING Goldman Sachs(R) Capital Growth Portfolio - Service Class
      Contracts in accumulation period:
          Band 38                                                                640.122                12.15                7,777
          Band 39                                                                 74.880                12.12                  908
                                                                         ---------------                           ---------------
                                                                                 715.002                           $         8,685
                                                                         ===============                           ===============

      Greenwich Appreciation
      Contracts in accumulation period:
          Band 22                                                                401.455      $         18.53      $         7,439
          Band 23                                                             33,825.718                18.29              618,672
                                                                         ---------------                           ---------------
                                                                              34,227.173                           $       626,111
                                                                         ===============                           ===============

      Janus Aspen Series Balanced
      Contracts in accumulation period:
          Band 35                                                            318,053.108      $         11.22      $     3,568,556
          Band 36                                                             28,106.589                11.15              313,388
          Band 37                                                              5,064.402                11.10               56,215
          Band 38                                                             20,315.636                11.69              237,490
          Band 39                                                              9,492.595                11.66              110,684
                                                                         ---------------                           ---------------
                                                                             381,032.330                           $     4,286,333
                                                                         ===============                           ===============

      Janus Aspen Series Flexible Income
      Contracts in accumulation period:
          Band 35                                                            102,440.060      $         11.92      $     1,221,086
          Band 36                                                              6,107.852                11.85               72,378
          Band 37                                                              1,105.475                11.80               13,045
          Band 38                                                             15,378.187                10.58              162,701
          Band 39                                                             28,331.129                10.55              298,893
                                                                         ---------------                           ---------------
                                                                             153,362.703                           $     1,768,103
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      Janus Aspen Series Growth
      Contracts in accumulation period:
          Band 35                                                             57,611.545      $          9.70      $       558,832
          Band 36                                                              4,084.784                 9.64               39,377
          Band 37                                                              2,287.676                 9.60               21,962
          Band 38                                                             10,964.160                12.03              131,899
                                                                         ---------------                           ---------------
                                                                              74,948.165                           $       752,070
                                                                         ===============                           ===============

      Janus Aspen Series Worldwide Growth
      Contracts in accumulation period:
          Band 4                                                               5,057.731      $         11.55      $        58,417
          Band 7                                                               1,434.651                 8.61               12,352
          Band 9                                                              14,011.903                 8.56              119,942
          Band 10                                                              6,574.973                 9.87               64,895
          Band 13                                                              9,198.190                 8.50               78,185
          Band 15                                                             12,328.213                 8.46              104,297
          Band 20                                                                 82.956                 9.86                  818
          Band 26                                                            126,381.979                 8.76            1,107,106
          Band 27                                                             61,912.208                 8.67              536,779
          Band 28                                                             11,160.416                 8.62               96,203
          Band 29                                                            146,104.776                 8.61            1,257,962
          Band 30                                                             65,624.590                 8.52              559,122
          Band 31                                                             61,837.700                 8.47              523,765
          Band 32                                                             13,284.064                 8.39              111,453
          Band 33                                                             19,147.224                 8.33              159,496
          Band 34                                                              3,298.974                 8.28               27,315
          Band 35                                                            148,881.126                 8.82            1,313,132
          Band 36                                                              7,855.447                 8.76               68,814
          Band 37                                                              4,203.228                 8.72               36,652
          Band 38                                                             13,050.311                12.00              156,604
          Band 39                                                              1,349.660                11.97               16,155
          Band 41                                                                405.072                11.47                4,646
          Band 42                                                              8,937.203                11.44              102,242
          Band 43                                                             17,362.398                11.42              198,279
          Band 44                                                                540.332                10.18                5,501
                                                                         ---------------                           ---------------
                                                                             760,025.325                           $     6,720,132
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      Colonial Small Cap Value
      Contracts in accumulation period:
          Band 4                                                               8,283.406      $         16.78      $       138,996
          Band 5                                                              23,995.809                16.77              402,410
          Band 6                                                           1,913,146.041                16.74           32,026,065
          Band 7                                                           2,018,849.007                16.72           33,755,155
          Band 8                                                             243,006.265                16.70            4,058,205
          Band 9                                                              99,516.161                16.68            1,659,930
          Band 10                                                          1,745,035.388                16.67           29,089,740
          Band 11                                                            926,654.952                16.65           15,428,805
          Band 12                                                            354,307.375                16.64            5,895,675
          Band 13                                                            852,061.313                16.63           14,169,780
          Band 14                                                          2,732,107.125                16.60           45,352,978
          Band 15                                                             23,095.278                16.58              382,920
          Band 16                                                             56,490.952                16.55              934,925
          Band 17                                                          1,261,074.937                16.54           20,858,179
          Band 18                                                             22,984.213                16.53              379,929
          Band 19                                                            171,199.290                16.50            2,824,788
          Band 20                                                          1,860,639.016                16.61           30,905,214
          Band 21                                                            132,789.311                16.57            2,200,319
                                                                         ---------------                           ---------------
                                                                          14,445,235.839                           $   240,464,013
                                                                         ===============                           ===============

      Liberty Asset Allocation
      Contracts in accumulation period:
          Band 6                                                              10,741.422      $         13.00      $       139,638
          Band 7                                                              22,236.424                12.99              288,851
          Band 8                                                               3,319.838                12.97               43,058
          Band 9                                                               4,723.166                12.96               61,212
          Band 11                                                              2,373.900                12.93               30,695
          Band 13                                                              2,904.153                12.91               37,493
                                                                         ---------------                           ---------------
                                                                              46,298.903                           $       600,947
                                                                         ===============                           ===============

      Liberty Equity
      Contracts in accumulation period:
          Band 6                                                              11,519.023      $          8.53      $        98,257
          Band 7                                                              39,338.969                 8.50              334,381
          Band 8                                                               7,351.506                 8.46               62,194
          Band 9                                                               2,078.645                 8.44               17,544
          Band 11                                                              3,779.538                 8.39               31,710
          Band 13                                                              6,169.327                 8.35               51,514
          Band 14                                                              2,686.453                 8.30               22,298
                                                                         ---------------                           ---------------
                                                                              72,923.461                           $       617,898
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      Liberty Federal Securities
      Contracts in accumulation period:
          Band 6                                                               3,757.956      $         10.37      $        38,970
          Band 7                                                               2,868.007                10.36               29,713
          Band 11                                                                262.794                10.31                2,709
          Band 13                                                              1,849.040                10.29               19,027
                                                                         ---------------                           ---------------
                                                                               8,737.797                           $        90,419
                                                                         ===============                           ===============

      Liberty Small Company Growth
      Contracts in accumulation period:
          Band 6                                                               1,432.100      $         16.47      $        23,587
          Band 7                                                                 959.327                16.46               15,791
          Band 8                                                               1,232.073                16.43               20,243
          Band 13                                                              1,317.090                16.36               21,548
                                                                         ---------------                           ---------------
                                                                               4,940.590                           $        81,169
                                                                         ===============                           ===============

      Oppenheimer Global Securities
      Contracts in accumulation period:
          Band 35                                                            238,312.065      $         12.83      $     3,057,544
          Band 36                                                             37,381.396                12.75              476,613
          Band 37                                                              6,372.889                12.69               80,872
          Band 38                                                            193,010.830                14.76            2,848,840
          Band 39                                                             65,622.554                14.72              965,964
          Band 40                                                             14,326.387                14.69              210,455
                                                                         ---------------                           ---------------
                                                                             555,026.121                           $     7,640,288
                                                                         ===============                           ===============

      Oppenheimer Strategic Bond
      Contracts in accumulation period:
          Band 35                                                             18,985.212      $         13.35      $       253,453
          Band 36                                                              9,742.666                13.27              129,285
          Band 37                                                              1,667.133                13.21               22,023
          Band 38                                                             70,026.115                11.72              820,706
          Band 39                                                             12,066.571                11.69              141,058
          Band 40                                                             11,070.853                11.66              129,086
                                                                         ---------------                           ---------------
                                                                             123,558.550                           $     1,495,611
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      PIMCO Stocks Growth and Income
      Contracts in accumulation period:
          Band 1                                                                 394.781      $         11.77      $         4,647
          Band 2                                                              47,181.337                11.61              547,775
          Band 3                                                               1,385.354                11.34               15,710
          Band 4                                                             108,768.593                11.42            1,242,137
          Band 5                                                             122,727.010                11.38            1,396,633
          Band 6                                                           2,997,631.553                11.31           33,903,213
          Band 7                                                           1,511,542.369                11.27           17,035,083
          Band 8                                                           2,200,913.472                11.19           24,628,222
          Band 9                                                             330,928.415                11.15            3,689,852
          Band 10                                                            582,534.883                11.12            6,477,788
          Band 11                                                          3,420,075.623                11.08           37,894,438
          Band 12                                                            611,597.127                11.04            6,752,032
          Band 13                                                          1,247,179.121                11.00           13,718,970
          Band 14                                                          1,461,992.097                10.93           15,979,574
          Band 16                                                              9,635.374                10.82              104,255
          Band 17                                                            221,709.635                10.78            2,390,030
          Band 18                                                             39,747.883                10.75              427,290
          Band 19                                                             84,467.964                10.67              901,273
          Band 20                                                            228,006.606                10.97            2,501,232
          Band 21                                                            118,118.175                10.86            1,282,763
          Band 25                                                             14,195.475                11.69              165,945
                                                                         ---------------                           ---------------
                                                                          15,360,732.847                           $   171,058,862
                                                                         ===============                           ===============

      Pioneer Equity-Income VCT
      Contracts in accumulation period:
          Band 35                                                             70,738.946      $         11.58      $       819,157
          Band 36                                                             31,860.062                11.51              366,709
          Band 37                                                              4,025.707                11.45               46,094
          Band 38                                                             11,728.963                13.04              152,946
          Band 39                                                             19,186.894                13.00              249,430
          Band 40                                                              1,888.243                12.97               24,491
                                                                         ---------------                           ---------------
                                                                             139,428.815                           $     1,658,827
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      Pioneer Fund VCT
      Contracts in accumulation period:
          Band 1                                                               1,281.037      $         10.16      $        13,015
          Band 2                                                               1,034.904                10.09               10,442
          Band 4                                                              34,945.360                10.00              349,454
          Band 5                                                              88,878.691                 9.98              887,009
          Band 6                                                           1,243,992.542                 9.95           12,377,726
          Band 7                                                           1,027,555.279                 9.93           10,203,624
          Band 8                                                             174,306.247                 9.89            1,723,889
          Band 9                                                             116,943.120                 9.88            1,155,398
          Band 10                                                            867,656.905                 9.86            8,555,097
          Band 11                                                            647,910.253                 9.84            6,375,437
          Band 12                                                            322,409.264                 9.83            3,169,283
          Band 13                                                            657,577.489                 9.81            6,450,835
          Band 14                                                          1,420,531.987                 9.77           13,878,598
          Band 15                                                             23,753.844                 9.76              231,838
          Band 16                                                             14,719.375                 9.72              143,072
          Band 17                                                            499,109.749                 9.70            4,841,365
          Band 18                                                             21,337.890                 9.69              206,764
          Band 19                                                            104,204.747                 9.65            1,005,576
          Band 20                                                            707,187.833                 9.79            6,923,369
          Band 21                                                            138,923.699                 9.74            1,353,117
          Band 25                                                              4,146.685                10.12               41,964
          Band 26                                                             46,174.669                10.11              466,826
          Band 27                                                             33,855.886                10.00              338,559
          Band 28                                                             14,036.839                 9.95              139,667
          Band 29                                                            115,966.002                 9.93            1,151,542
          Band 30                                                             47,879.942                 9.82              470,181
          Band 31                                                             27,901.628                 9.77              272,599
          Band 32                                                             20,350.728                 9.67              196,792
          Band 33                                                             10,081.165                 9.61               96,880
          Band 34                                                              6,297.179                 9.55               60,138
          Band 35                                                             29,765.905                10.18              303,017
          Band 37                                                                738.096                10.05                7,418
          Band 38                                                              3,577.826                12.55               44,902
          Band 39                                                              1,799.059                12.52               22,524
          Band 41                                                              1,170.972                11.89               13,923
          Band 42                                                                812.646                11.86                9,638
          Band 43                                                              2,754.380                11.84               32,612
          Band 45                                                              1,078.203                10.84               11,688
                                                                         ---------------                           ---------------
                                                                           8,482,648.025                           $    83,535,778
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      Pioneer Mid-Cap Value VCT
      Contracts in accumulation period:
          Band 1                                                                 822.448      $         15.49      $        12,740
          Band 2                                                              46,481.239                15.39              715,346
          Band 3                                                               2,933.912                15.22               44,654
          Band 4                                                              38,868.998                15.27              593,530
          Band 5                                                             164,961.057                15.24            2,514,006
          Band 6                                                           4,643,364.362                15.20           70,579,138
          Band 7                                                           4,908,273.520                15.17           74,458,509
          Band 8                                                             781,909.750                15.12           11,822,475
          Band 9                                                             282,809.395                15.10            4,270,422
          Band 10                                                          3,544,566.945                15.07           53,416,624
          Band 11                                                          2,235,419.791                15.05           33,643,068
          Band 12                                                            926,346.440                15.03           13,922,987
          Band 13                                                          2,059,508.956                15.00           30,892,634
          Band 14                                                          5,608,449.177                14.95           83,846,315
          Band 15                                                             44,995.898                14.93              671,789
          Band 16                                                            120,164.557                14.88            1,788,049
          Band 17                                                          2,314,601.806                14.86           34,394,983
          Band 18                                                            114,897.330                14.83            1,703,927
          Band 19                                                            422,943.137                14.79            6,255,329
          Band 20                                                          3,505,677.528                14.98           52,515,049
          Band 21                                                            365,162.741                14.91            5,444,576
          Band 25                                                             36,861.431                15.44              569,140
          Band 35                                                             43,631.486                15.51              676,724
          Band 36                                                              9,347.560                15.42              144,139
          Band 37                                                                693.814                15.34               10,643
          Band 38                                                             44,561.191                14.41              642,127
          Band 39                                                             12,284.936                14.37              176,535
          Band 40                                                              3,520.932                14.34               50,490
                                                                         ---------------                           ---------------
                                                                          32,284,060.337                           $   485,775,948
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      Pioneer Small Company VCT
      Contracts in accumulation period:
          Band 4                                                              14,244.669      $         11.89      $       169,369
          Band 7                                                               2,366.669                10.78               25,513
          Band 9                                                              78,162.321                10.72              837,900
          Band 10                                                             13,092.740                10.73              140,485
          Band 13                                                             13,883.263                10.64              147,718
          Band 15                                                             33,516.849                10.59              354,943
          Band 19                                                                836.612                10.69                8,943
          Band 20                                                              5,967.582                10.72               63,972
          Band 21                                                             17,204.709                10.70              184,090
          Band 26                                                             94,307.468                10.97            1,034,553
          Band 27                                                             58,464.094                10.85              634,335
          Band 28                                                              7,289.231                10.79               78,651
          Band 29                                                            142,455.480                10.77            1,534,246
          Band 30                                                             70,373.382                10.66              750,180
          Band 31                                                             83,495.752                10.60              885,055
          Band 32                                                             27,080.555                10.50              284,346
          Band 33                                                             20,284.501                10.42              211,364
          Band 34                                                             41,802.003                10.37              433,487
          Band 41                                                              3,580.721                11.81               42,288
          Band 42                                                              1,312.826                11.77               15,452
          Band 43                                                              7,382.841                11.75               86,748
          Band 44                                                              2,346.464                11.00               25,811
          Band 45                                                              3,123.675                10.85               33,892
                                                                         ---------------                           ---------------
                                                                             742,574.407                           $     7,983,341
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ProFund VP Bull
      Contracts in accumulation period:
          Band 2                                                              10,173.340      $          8.99      $        91,458
          Band 4                                                              42,850.577                 8.91              381,799
          Band 5                                                              41,590.135                 8.89              369,736
          Band 6                                                           1,752,804.824                 8.86           15,529,851
          Band 7                                                           3,517,625.817                 8.84           31,095,812
          Band 8                                                             394,139.935                 8.81            3,472,373
          Band 9                                                             236,228.887                 8.79            2,076,452
          Band 10                                                            391,752.314                 8.78            3,439,585
          Band 11                                                            734,907.238                 8.76            6,437,787
          Band 12                                                            509,666.163                 8.74            4,454,482
          Band 13                                                            883,577.028                 8.73            7,713,627
          Band 14                                                          1,928,829.138                 8.70           16,780,814
          Band 15                                                              3,194.591                 8.68               27,729
          Band 16                                                            216,953.643                 8.65            1,876,649
          Band 17                                                            275,212.489                 8.63            2,375,084
          Band 18                                                             43,357.922                 8.61              373,312
          Band 19                                                             57,054.709                 8.58              489,529
          Band 20                                                            730,973.275                 8.71            6,366,777
          Band 21                                                             83,415.714                 8.66              722,380
          Band 25                                                             18,946.029                 9.03              171,083
          Band 26                                                              5,730.785                 9.01               51,634
          Band 27                                                              1,370.638                 8.91               12,212
          Band 28                                                              3,754.836                 8.86               33,268
          Band 29                                                            154,264.901                 8.84            1,363,702
          Band 30                                                              7,447.454                 8.74               65,091
          Band 31                                                             11,868.477                 8.69              103,137
          Band 32                                                              5,142.131                 8.60               44,222
          Band 33                                                             19,291.155                 8.54              164,746
          Band 34                                                              3,292.835                 8.49               27,956
          Band 41                                                              1,197.475                11.71               14,022
          Band 43                                                              3,391.380                11.65               39,510
                                                                         ---------------                           ---------------
                                                                          12,090,005.835                           $   106,165,819
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ProFund VP Europe 30
      Contracts in accumulation period:
          Band 2                                                               5,942.747      $          9.47      $        56,278
          Band 3                                                               2,072.700                 9.35               19,380
          Band 4                                                               3,994.079                 9.38               37,464
          Band 5                                                              29,271.612                 9.36              273,982
          Band 6                                                             525,739.219                 9.33            4,905,147
          Band 7                                                             744,527.784                 9.31            6,931,554
          Band 8                                                             148,328.962                 9.28            1,376,493
          Band 9                                                              77,158.479                 9.26              714,488
          Band 10                                                            236,068.883                 9.24            2,181,276
          Band 11                                                            305,285.834                 9.23            2,817,788
          Band 12                                                            132,396.874                 9.21            1,219,375
          Band 13                                                            321,502.763                 9.19            2,954,610
          Band 14                                                            552,592.379                 9.16            5,061,746
          Band 15                                                             23,931.825                 9.14              218,737
          Band 16                                                            241,301.706                 9.11            2,198,259
          Band 17                                                            156,921.014                 9.09            1,426,412
          Band 18                                                              7,322.036                 9.07               66,411
          Band 19                                                             48,053.117                 9.04              434,400
          Band 20                                                            300,854.608                 9.17            2,758,837
          Band 21                                                             62,417.408                 9.12              569,247
          Band 25                                                              1,332.961                 9.50               12,663
          Band 26                                                             11,091.187                 9.49              105,255
          Band 27                                                                245.312                 9.38                2,301
          Band 28                                                                979.702                 9.33                9,141
          Band 29                                                             51,058.249                 9.31              475,352
          Band 30                                                              5,966.512                 9.21               54,952
          Band 31                                                              5,033.445                 9.16               46,106
          Band 32                                                              2,372.007                 9.06               21,490
          Band 33                                                             11,538.285                 8.99              103,729
          Band 34                                                             10,914.292                 8.94               97,574
          Band 41                                                              1,776.758                13.58               24,128
          Band 42                                                              1,616.778                13.55               21,907
          Band 43                                                              3,092.316                13.52               41,808
          Band 45                                                                473.595                10.77                5,101
                                                                         ---------------                           ---------------
                                                                           4,033,175.428                           $    37,243,391
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ProFund VP Rising Rates Opportunity
      Contracts in accumulation period:
          Band 2                                                               7,457.454      $          8.27      $        61,673
          Band 4                                                              25,549.310                 8.25              210,782
          Band 5                                                              13,616.001                 8.24              112,196
          Band 6                                                             832,408.537                 8.23            6,850,722
          Band 7                                                             926,614.354                 8.22            7,616,770
          Band 8                                                             175,899.117                 8.21            1,444,132
          Band 9                                                             213,853.038                 8.21            1,755,733
          Band 10                                                            737,507.463                 8.20            6,047,561
          Band 11                                                            347,572.808                 8.20            2,850,097
          Band 12                                                            220,225.442                 8.19            1,803,646
          Band 13                                                            451,132.865                 8.18            3,690,267
          Band 14                                                            986,685.187                 8.17            8,061,218
          Band 15                                                             22,497.129                 8.17              183,802
          Band 16                                                             69,111.995                 8.16              563,954
          Band 17                                                            303,907.735                 8.15            2,476,848
          Band 18                                                              9,738.192                 8.15               79,366
          Band 19                                                             55,148.002                 8.13              448,353
          Band 20                                                            524,458.627                 8.18            4,290,072
          Band 21                                                            101,668.532                 8.16              829,615
          Band 26                                                             35,487.171                 8.28              293,834
          Band 27                                                             12,345.862                 8.25              101,853
          Band 28                                                              2,043.472                 8.23               16,818
          Band 29                                                            153,050.003                 8.22            1,258,071
          Band 30                                                             47,921.291                 8.19              392,475
          Band 31                                                             21,113.509                 8.17              172,497
          Band 32                                                             31,814.941                 8.14              258,974
          Band 33                                                             17,852.772                 8.12              144,965
          Band 34                                                             15,456.430                 8.10              125,197
          Band 41                                                             14,163.453                 8.19              115,999
          Band 42                                                              5,713.388                 8.17               46,678
          Band 43                                                              3,680.872                 8.15               29,999
          Band 44                                                              1,374.969                 8.62               11,852
          Band 45                                                              4,541.155                 8.66               39,326
                                                                         ---------------                           ---------------
                                                                           6,391,611.076                           $    52,385,345
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      ProFund VP Small Cap
      Contracts in accumulation period:
          Band 2                                                               3,419.105      $         11.86      $        40,551
          Band 3                                                                 574.564                11.70                6,722
          Band 4                                                              61,851.086                11.75              726,750
          Band 5                                                              66,543.395                11.73              780,554
          Band 6                                                           2,539,027.393                11.68           29,655,840
          Band 7                                                           2,705,153.059                11.66           31,542,085
          Band 8                                                             338,299.766                11.62            3,931,043
          Band 9                                                             207,857.066                11.60            2,411,142
          Band 10                                                            702,471.083                11.58            8,134,615
          Band 11                                                            936,282.067                11.55           10,814,058
          Band 12                                                            281,732.435                11.53            3,248,375
          Band 13                                                            972,698.808                11.51           11,195,763
          Band 14                                                          1,784,671.329                11.47           20,470,180
          Band 15                                                             42,303.360                11.45              484,373
          Band 16                                                            191,273.781                11.40            2,180,521
          Band 17                                                            444,751.546                11.38            5,061,273
          Band 18                                                             52,726.402                11.36              598,972
          Band 19                                                            118,259.046                11.32            1,338,692
          Band 20                                                            820,563.953                11.49            9,428,280
          Band 21                                                             95,671.650                11.43            1,093,527
          Band 25                                                             15,390.946                11.90              183,152
          Band 26                                                             28,145.640                11.88              334,370
          Band 27                                                              4,573.568                11.75               53,739
          Band 28                                                             20,386.262                11.68              238,112
          Band 29                                                            184,725.031                11.66            2,153,894
          Band 30                                                             30,652.836                11.53              353,427
          Band 31                                                             30,998.231                11.47              355,550
          Band 32                                                             16,974.172                11.34              192,487
          Band 33                                                             10,256.784                11.26              115,491
          Band 34                                                             16,795.856                11.20              188,114
          Band 41                                                              5,568.467                12.70               70,720
          Band 42                                                              3,249.190                12.66               41,135
          Band 43                                                              9,047.954                12.64              114,366
          Band 44                                                              4,567.285                11.32               51,702
          Band 45                                                              7,234.221                11.12               80,445
                                                                         ---------------                           ---------------
                                                                          12,754,697.337                           $   147,670,020
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      Jennison
      Contracts in accumulation period:
          Band 2                                                              10,505.473      $          5.99      $        62,928
          Band 4                                                              26,574.834                 5.92              157,323
          Band 5                                                             205,872.714                 5.91            1,216,708
          Band 6                                                           1,225,903.912                 5.88            7,208,315
          Band 7                                                           1,705,902.988                 5.87           10,013,651
          Band 8                                                             314,031.393                 5.84            1,833,943
          Band 9                                                             216,325.092                 5.83            1,261,175
          Band 10                                                            823,182.828                 5.81            4,782,692
          Band 11                                                            920,545.285                 5.80            5,339,163
          Band 12                                                            712,306.844                 5.78            4,117,134
          Band 13                                                          1,009,997.892                 5.77            5,827,688
          Band 14                                                          2,289,275.935                 5.74           13,140,444
          Band 15                                                             14,268.572                 5.73               81,759
          Band 16                                                             27,082.242                 5.70              154,369
          Band 17                                                            502,584.739                 5.69            2,859,707
          Band 18                                                            191,110.483                 5.67            1,083,596
          Band 19                                                            157,068.056                 5.65              887,435
          Band 20                                                            702,994.197                 5.76            4,049,247
          Band 21                                                            118,853.704                 5.72              679,843
          Band 25                                                             32,625.314                 6.02              196,404
          Band 26                                                             83,325.514                 6.01              500,786
          Band 27                                                             16,379.924                 5.92               96,969
          Band 28                                                             36,394.314                 5.88              213,999
          Band 29                                                             71,450.013                 5.87              419,412
          Band 30                                                             70,175.524                 5.78              405,615
          Band 31                                                             19,491.715                 5.74              111,882
          Band 32                                                             25,178.415                 5.66              142,510
          Band 33                                                             11,746.322                 5.61               65,897
          Band 34                                                              7,633.199                 5.57               42,517
          Band 41                                                              1,960.612                11.46               22,469
          Band 43                                                              6,712.783                11.41               76,593
          Band 44                                                              3,553.286                10.76               38,233
          Band 45                                                                563.987                10.64                6,001
                                                                         ---------------                           ---------------
                                                                          11,561,578.105                           $    67,096,407
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      SP William Blair International Growth
      Contracts in accumulation period:
          Band 2                                                               2,060.433      $          6.58      $        13,558
          Band 4                                                              59,253.635                 6.51              385,741
          Band 5                                                             165,536.228                 6.49            1,074,330
          Band 6                                                           2,659,754.460                 6.47           17,208,611
          Band 7                                                           2,874,555.152                 6.45           18,540,881
          Band 8                                                             238,995.197                 6.42            1,534,349
          Band 9                                                             222,032.603                 6.41            1,423,229
          Band 10                                                          1,316,699.886                 6.40            8,426,879
          Band 11                                                          1,245,151.811                 6.38            7,944,069
          Band 12                                                            748,064.242                 6.37            4,765,169
          Band 13                                                          1,363,830.355                 6.35            8,660,323
          Band 14                                                          2,612,622.201                 6.33           16,537,899
          Band 15                                                             18,796.050                 6.31              118,603
          Band 16                                                            161,989.529                 6.29            1,018,914
          Band 17                                                          1,017,995.229                 6.27            6,382,830
          Band 18                                                             65,592.086                 6.26              410,606
          Band 19                                                            202,618.478                 6.23            1,262,313
          Band 20                                                          1,223,881.636                 6.34            7,759,410
          Band 21                                                            377,054.742                 6.30            2,375,445
          Band 25                                                             56,755.585                 6.61              375,154
          Band 26                                                             39,967.589                 6.59              263,386
          Band 27                                                             27,746.955                 6.51              180,633
          Band 28                                                              2,878.622                 6.46               18,596
          Band 29                                                             97,836.277                 6.45              631,044
          Band 30                                                             44,386.030                 6.37              282,739
          Band 31                                                             40,981.096                 6.33              259,410
          Band 32                                                             19,854.418                 6.25              124,090
          Band 33                                                             10,878.184                 6.19               67,336
          Band 34                                                             28,641.205                 6.15              176,143
          Band 41                                                              8,746.964                13.44              117,559
          Band 42                                                                129.924                13.40                1,741
          Band 43                                                              3,165.929                13.38               42,360
          Band 44                                                              1,119.885                11.15               12,487
                                                                         ---------------                           ---------------
                                                                          16,959,572.616                           $   108,395,837
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      Putnam VT Discovery Growth
      Contracts in accumulation period:
          Band 9                                                              22,664.390      $          8.33      $       188,794
          Band 13                                                              3,118.242                 8.27               25,788
          Band 15                                                              4,171.014                 8.23               34,327
          Band 26                                                             62,105.514                 8.52              529,139
          Band 27                                                             28,382.256                 8.44              239,546
          Band 28                                                              8,514.606                 8.39               71,438
          Band 29                                                            120,296.230                 8.38            1,008,082
          Band 30                                                             45,441.460                 8.29              376,710
          Band 31                                                             15,385.364                 8.24              126,775
          Band 32                                                             12,390.857                 8.16              101,109
          Band 33                                                             28,877.571                 8.10              233,908
          Band 34                                                             11,214.183                 8.06               90,386
          Band 42                                                                413.352                10.93                4,518
                                                                         ---------------                           ---------------
                                                                             362,975.039                           $     3,030,520
                                                                         ===============                           ===============

      Putnam VT Growth and Income
      Contracts in accumulation period:
          Band 4                                                                 237.920      $         12.30      $         2,926
          Band 9                                                              17,981.494                10.15              182,512
          Band 13                                                              3,093.748                10.07               31,154
          Band 15                                                              9,617.984                10.02               96,372
          Band 26                                                             63,376.167                10.59              671,154
          Band 27                                                             10,550.288                10.48              110,567
          Band 28                                                              2,234.699                10.42               23,286
          Band 29                                                            113,817.254                10.40            1,183,699
          Band 30                                                             48,377.708                10.29              497,807
          Band 31                                                             23,407.688                10.24              239,695
          Band 32                                                             18,892.077                 9.93              187,598
          Band 33                                                              7,071.966                 9.85               69,659
          Band 34                                                              1,001.400                 9.80                9,814
          Band 41                                                              2,295.806                12.22               28,055
          Band 43                                                              2,295.674                12.16               27,915
                                                                         ---------------                           ---------------
                                                                             324,251.873                           $     3,362,213
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      Putnam VT International Growth and Income
      Contracts in accumulation period:
          Band 4                                                                 120.736      $         14.31      $         1,728
          Band 7                                                               1,876.279                13.03               24,448
          Band 9                                                              10,594.134                12.96              137,300
          Band 13                                                              3,344.205                12.87               43,040
          Band 15                                                             11,195.637                12.81              143,416
          Band 26                                                             66,398.319                13.26              880,442
          Band 27                                                             20,588.041                13.12              270,115
          Band 28                                                              6,036.952                13.05               78,782
          Band 29                                                             64,405.580                13.03              839,205
          Band 30                                                             26,479.650                12.89              341,323
          Band 31                                                             25,627.871                12.83              328,806
          Band 32                                                             16,598.170                12.70              210,797
          Band 33                                                              4,438.606                12.61               55,971
          Band 34                                                             16,817.911                12.54              210,897
          Band 43                                                              3,044.616                14.15               43,081
                                                                         ---------------                           ---------------
                                                                             277,566.707                           $     3,609,351
                                                                         ===============                           ===============

      Smith Barney High Income
      Contracts in accumulation period:
          Band 22                                                              2,661.517      $         15.67      $        41,706
          Band 23                                                             14,491.912                15.44              223,755
                                                                         ---------------                           ---------------
                                                                              17,153.429                           $       265,461
                                                                         ===============                           ===============

      Smith Barney International All Cap Growth
      Contracts in accumulation period:
          Band 22                                                              1,268.940      $         13.07      $        16,585
          Band 23                                                             15,300.975                12.88              197,077
                                                                         ---------------                           ---------------
                                                                              16,569.915                           $       213,662
                                                                         ===============                           ===============

      Smith Barney Large Cap Value
      Contracts in accumulation period:
          Band 22                                                              1,883.208      $         19.62      $        36,949
          Band 23                                                             19,907.800      $         19.34              385,017
                                                                         ---------------                           ---------------
                                                                              21,791.008                           $       421,966
                                                                         ===============                           ===============

      Smith Barney Money Market
      Contracts in accumulation period:
          Band 23                                                              2,970.509      $         12.37      $        36,745
                                                                         ---------------                           ---------------
                                                                               2,970.509                           $        36,745
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      UBS U.S. Allocation
      Contracts in accumulation period:
          Band 4                                                               3,990.429      $         12.00      $        47,885
          Band 7                                                               9,060.722                 9.74               88,251
          Band 9                                                              39,588.372                 9.69              383,611
          Band 13                                                              9,839.650                 9.62               94,657
          Band 15                                                             14,735.869                 9.57              141,022
          Band 26                                                            189,032.757                 9.92            1,875,205
          Band 27                                                             31,454.430                 9.81              308,568
          Band 28                                                             24,163.254                 9.76              235,833
          Band 29                                                            132,209.947                 9.74            1,287,725
          Band 30                                                             51,077.783                 9.64              492,390
          Band 31                                                             30,356.006                 9.59              291,114
          Band 32                                                             31,623.836                 9.49              300,110
          Band 33                                                              9,273.363                 9.43               87,448
          Band 34                                                              8,731.117                 9.38               81,898
          Band 41                                                              2,171.390                11.92               25,883
          Band 43                                                              7,317.233                11.86               86,782
                                                                         ---------------                           ---------------
                                                                             594,626.158                           $     5,828,382
                                                                         ===============                           ===============

      Wells Fargo VT Asset Allocation
      Contracts in accumulation period:
          Band 6                                                              27,950.829      $         11.37      $       317,801
          Band 10                                                             66,510.112                11.34              754,225
          Band 14                                                             40,366.320                11.30              456,139
          Band 17                                                             29,734.514                11.27              335,108
          Band 20                                                                861.399                11.31                9,742
          Band 21                                                                586.631                11.29                6,623
                                                                         ---------------                           ---------------
                                                                             166,009.805                           $     1,879,638
                                                                         ===============                           ===============

      Wells Fargo VT Equity Income
      Contracts in accumulation period:
          Band 6                                                               2,215.227      $         11.78      $        26,095
          Band 10                                                             16,526.222                11.75              194,183
          Band 14                                                             12,520.158                11.71              146,611
          Band 17                                                             35,621.162                11.68              416,055
          Band 20                                                              8,464.601                11.72               99,205
                                                                         ---------------                           ---------------
                                                                              75,347.370                           $       882,149
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                         Division/Contract                                    Units             Unit Value          Extended Value
      ---------------------------------------------------                ---------------      ---------------      ---------------
      Wells Fargo VT Equity Value
      Contracts in accumulation period:
          Band 10                                                             10,233.471      $         11.75      $       120,243
          Band 14                                                              5,174.508                11.72               60,645
          Band 17                                                              1,754.133                11.69               20,506
          Band 21                                                                849.835                11.70                9,943
                                                                         ---------------                           ---------------
                                                                              18,011.947                           $       211,337
                                                                         ===============                           ===============

      Wells Fargo VT Large Company Growth
      Contracts in accumulation period:
          Band 6                                                               2,063.866      $         10.46      $        21,588
          Band 10                                                             65,129.706                10.42              678,652
          Band 14                                                             40,918.874                10.39              425,147
          Band 15                                                             12,518.500                10.39              130,067
          Band 17                                                             85,897.172                10.37              890,754
          Band 20                                                             10,546.519                10.40              109,684
          Band 21                                                                939.800                10.38                9,755
                                                                         ---------------                           ---------------
                                                                             218,014.437                           $     2,265,647
                                                                         ===============                           ===============

      Wells Fargo VT Money Market
      Contracts in accumulation period:
          Band 14                                                             14,383.637      $          9.85      $       141,679
          Band 17                                                             23,138.671                 9.82              227,222
                                                                         ---------------                           ---------------
                                                                              37,522.308                           $       368,901
                                                                         ===============                           ===============

      Wells Fargo VT Small Cap Growth
      Contracts in accumulation period:
          Band 6                                                               2,083.154      $         11.95      $        24,894
          Band 10                                                             14,649.211                11.91              174,472
          Band 14                                                             12,059.263                11.88              143,264
          Band 17                                                             17,233.259                11.85              204,214
          Band 20                                                              1,866.175                11.88               22,170
                                                                         ---------------                           ---------------
                                                                              47,891.062                           $       569,014
                                                                         ===============                           ===============

      Wells Fargo VT Total Return Bond
      Contracts in accumulation period:
          Band 6                                                              11,806.479      $         10.43      $       123,142
          Band 10                                                             18,206.412                10.40              189,347
          Band 14                                                              5,969.843                10.37               61,907
          Band 15                                                                 58.124                10.36                  602
          Band 17                                                             10,447.122                10.35              108,128
          Band 20                                                                106.281                10.38                1,103
                                                                         ---------------                           ---------------
                                                                              46,594.261                           $       484,229
                                                                         ===============                           ===============

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

      Bands                           Products
      -------       ------------------------------------------------------------
      Band 1        Golden VAC 80, ING GoldenSelect DVA 080

      Band 2 Global Syndicate, Golden VAC 100, ING GoldenSelect DVA, ING GoldenSelect DVA 100

      Band 3        ING GoldenSelect DVA Series 100

      Band 4 ING GoldenSelect DVA Plus - Standard (pre February 2000), ING SmartDesign Signature Variable Annuity Option Package I

      Band 5        ING GoldenSelect DVA Plus - Standard (post January
                    2000 & post 2000)

      Band 6 First Union Variable Annuity, Fleet Premium Plus 140, ING GoldenSelect DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000 and post January 2000), ING GoldenSelect Access - Standard (pre February 2000), ING GoldenSelect Premium Plus - Standard (pre February 2000), ING GoldenSelect ES II (pre 2001), ING GoldenSelect ES II - Standard (post 2000), Generations - Standard, ING GoldenSelect Opportunities - Standard, WellsFargo ING Opportunities - Standard

      Band 7 Fleet Premium Plus 145, ING GoldenSelect DVA Plus - Annual Ratchet (post January 2000), ING GoldenSelect DVA Plus - 5.5% Solution (post 2000), ING GoldenSelect Access - Standard (post January 2000 and post 2000), ING GoldenSelect Premium Plus - Standard (post January 2000 and post 2000), ING GoldenSelect ES II - Deferred Ratchet (post 2000), ING GoldenSelect Generations - Deferred Ratchet, ING GoldenSelect Opportunities Variable 145; ING SmartDesign Signature Variable Annuity 145, Wells Fargo ING Opportunities Variable Annuity 145

      Band 8 Fleet Premium Plus 155, ING Golden Select DVA Plus 155, ING Golden Select DVA Plus - 7% Solution (pre February 2000), ING Golden Select DVA Plus - Annual Ratchet (post 2000), ING GoldenSelect DVA Plus - Max
                    5.5 (post January 2000), ING GoldenSelect Access - Annual Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ING GoldenSelect Premium Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ING GoldenSelect ES II - 5.5% Solution (post 2000), Opportunities - 5.5% Solution; Wells Fargo ING Opportunities Variable Annuity 155;

      Band 9 Fleet Premium Plus 160, ING GoldenSelect DVA Plus - Max 5.5 (post 2000), ING GoldenSelect Access - Annual Ratchet (post January 2000), ING Golden Select Access - 5.5% Solution (post January 2000 and post 2000), ING GoldenSelect Premium Plus - Annual Ratchet (post January 2000), ING GoldenSelect Premium Plus - 5.5% Solution (post January 2000 and post 2000), ING SmartDesign Advantage Variable Annuity 160, ING SmartDesign Signature Variable Annuity 160

      Band 10 ING GoldenSelect DVA Plus - 7% Solution (post January 2000 and post 2000), ING GoldenSelect ES II
                    - Annual Ratchet (post 2000), ING GoldenSelect Generations - Annual Ratchet, ING GoldenSelect Landmark - Standard, ING GoldenSelect Legends - Standard, Wells Fargo ING Landmark - Standard, Wells Fargo ING Landmark Variable Annuity 165, ING GoldenSelect Opportunities - Annual Ratchet, WellsFargo ING Opportunities - Annual Ratchet, ING SmartDesign Advantage Variable Annuity 165,

      Band 11 Fleet Premium Plus 170, ING GoldenSelect Access - 7% Solution (pre February 2000), ING GoldenSelect Access - Annual Ratchet (post 2000), ING GoldenSelect Access - Max 5.5 (post January 2000), ING GoldenSelect DVA Plus - Annual Ratchet (post
                    2000), ING Golden Select DVA Plus 155, ING
                    GoldenSelect ES II - Max 5.5 (post 2000), ING GoldenSelect Premium Plus - 7% Solution (pre February 2000), ING GoldenSelect Premium Plus - Annual Ratchet (post 2000), ING Golden Select Premium Plus - Max 5.5 (post January 2000), ING Golden Select Opportunities - Max 5.5, Wells Fargo Opportunities - Max 5.5

      Band 12 ING Golden Select Access - Max 5.5 (post 2000), ING Golden Select DVA Plus - Max 7 (post January 2000 and post 2000), ING GoldenSelect Premium Plus - Max
                    5.5 (post 2000), ING GoldenSelect ES II - 7%
                    Solution (post 2000), ING GoldenSelect Generations - 7% Solution, ING Golden Select Opportunities - 7% Solution, Wells Fargo ING Opportunities Variable Annuity 175

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------


      Bands                           Products
      -------       ------------------------------------------------------------
      Band 13       ING GoldenSelect Access - 7% Solution (post January
                    2000 and post 2000), ING GoldenSelect Access -
                    Standard (post April 2001), ING GoldenSelect
                    Generations Variable Annuity 150, ING GoldenSelect
                    Premium Plus - 7% Solution (post January 2000 and post 2000), ING GoldenSelect Landmark - 5.5%
                    Solution, ING SmartDesign Advantage Variable
                    Annuity, Wells Fargo ING Landmark - 5.5% Solution,
                    Wells Fargo ING Opportunities Variable Annuity 180

      Band 14 Fleet Premium Plus 190, ING GoldenSelect Access - Max 7 (post January 2000 and post 2000), ING GoldenSelect Landmark - Annual Ratchet, ING GoldenSelect Legends - Quarterly, ING GoldenSelect Premium Plus - Max 7 (post January 2000 and post
                    2000), ING GoldenSelect Premium Plus, ING
                    GoldenSelect Premium Plus (Citigroup/Smith Barney), Wells Fargo ING Landmark - Annual Ratchet

      Band 15       ING GoldenSelect Access - 5.5% Solution (post April
                    2001), ING GoldenSelect ES II 195, ING GoldenSelect Generations Variable Annuity 195, ING GoldenSelect Landmark - Max 5.5, ING GoldenSelect Legends -WA Combo, ING Golden Select Opportunities Variable 195, ING GoldenSelect Opportunities Variable 195, ING GoldenSelect Premium Plus 195, ING SmartDesign Advantage, ING SmartDesign Advantage Variable Annuity 195, ING SmartDesign Signature Variable Annuity, ING SmartDesign Signature Variable Annuity 195, Wells Fargo ING Landmark - Max 5.5, Wells Fargo ING Opportunities Variable Annuity 195

      Band 16 ING GoldenSelect Access - Annual Ratchet (post April 2001), ING GoldenSelect Landmark Variable Annuity 205, Wells Fargo ING Landmark Variable Annuity 205

      Band 17 ING GoldenSelect Access - Max 5.5 (post April 2001), ING GoldenSelect Landmark (Citigroup/Smith Barney), ING GoldenSelect Landmark - Max 7, ING GoldenSelect Legends - Combo, ING GoldenSelect Premium Plus 210, Wells Fargo ING Landmark Variable Annuity, Wells Fargo Landmark - Max 7

      Band 18       ING GoldenSelect Access - 7% Solution (post April
                    2001)

      Band 19 ING GoldenSelect Access, ING GoldenSelect Access (Citigroup/Smith Barney), ING GoldenSelect Access - Max 7 (post April 2001) ING SmartDesign Advantage Variable Annuity 225

      Band 20 ING GoldenSelect ESII, ING GoldenSelect ES II - Max 7 (post 2000), ING GoldenSelect Generations, ING GoldenSelect Generations - Max 7, ING GoldenSelect Opportunities, ING GoldenSelect Opportunities - Max 7, ING SmartDesign Advantage Variable Annuity 185, Wells Fargo ING Opportunities Variable Annuity, Wells Fargo ING Opportunities - Max 7

      Band 21 ING GoldenSelect Landmark - 7% Solution, ING SmartDesign Advantage Variable Annuity 200, Wells Fargo ING Landmark - 7% Solution

      Band 22       Granite PrimElite - Standard

      Band 23       ING GoldenSelect Granite PrimElite - Annual
                    Ratchet; ING GoldenSelect Granite PrimElite 140

      Band 24       ING GoldenSelect Access One

      Band 25       ING GoldenSelect Value

      Band 26       ING SmartDesign Variable Annuity Option I

      Band 27       ING SmartDesign Variable Annuity Option II

      Band 28 ING SmartDesign Variable Annuity, ING SmartDesign Variable Annuity Option III

      Band 29       ING SmartDesign Variable Annuity Bonus Option I

      Band 30       ING SmartDesign Variable Annuity Bonus Option II

      Band 31       ING SmartDesign Variable Annuity Bonus Option III

      Band 32       ING SmartDesign Advantage Bonus Option I

      Band 33       ING SmartDesign Advantage Bonus Option II

      Band 34       ING SmartDesign Advantage Bonus Option III

      Band 35 ING Rollover Choice Option I (prior to August 7, 2003), ING Focus VA Option I

      Band 36 ING Rollover Choice Option II (prior to August 7, 2003), ING Focus VA Option I, ING Focus VA Option II

      Band 37       ING Rollover Choice Option III (prior to August 7, 2003)

      Band 38       ING Rollover Choice Option I

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------


      Bands                           Products
      -------       ------------------------------------------------------------
      Band 39       ING Rollover Choice Option II

      Band 40       ING Rollover Choice Option III

      Band 41       ING SmartDesign Signature Option I

      Band 42       ING SmartDesign Signature Option II

      Band 43       ING SmartDesign Signature Option III

      Band 44       ING SmartDesign Advantage Variable Annuity 245

      Band 45       ING SmartDesign Advantage Variable Annuity 260

Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

1.    Financial Highlights

     A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2004, 2003, 2002 and 2001, along with unit values and units outstanding for the year ended December 31, 2000, follows:

                                                               Unit Fair                             Expense           Total
                                                                 Value            Net   Investment   Ratio(B)         Return(C)
                                                 Units        (lowest to        Assets    Income    (lowest to       (lowest to
                      Division                  (000's)        highest)         (000's)  Ratio(A)    highest)         highest)
      ---------------------------------------   ------    ------------------   --------  -------  --------------   -----------------
      ING GET Fund - Series N
               2004                              1,733     $10.06 to $10.40    $ 17,679    3.46%   1.45% to 2.40%   -0.79% to 0.19%
               2003                              2,282     $10.14 to $10.38      23,357    2.73    1.45% to 2.40%    1.81% to 2.77%
               2002                              2,862     $9.96 to $10.10       28,661    1.35    0.95% to 1.90%   -2.73% to -1.75%
               2001                              3,009     $10.24 to $10.28      30,868    2.25    0.95% to 1.90%         (b)
               2000                                (b)           (b)                (b)     (b)         (b)               (b)
      ING GET Fund - Series P
               2004                              8,449     $9.92 to $10.26       84,983    3.57    1.45% to 2.45%   -1.00% to 0.00%
               2003                             10,880     $9.89 to $10.26      110,101    2.58    1.45% to 3.05%    0.82% to 2.40%
               2002                             14,328     $9.81 to $10.02      143,846    0.07    0.75% to 2.55%   -1.80% to -0.20%
               2001                             15,276     $9.99 to $10.04      153,045     (b)    0.95% to 2.55%         (b)
               2000                                (b)           (b)                (b)     (b)         (b)               (b)
      ING GET Fund - Series Q
               2004                             10,392     $10.01 to $10.58     107,135    3.52    1.25% to 3.05%   -1.18% to 0.67%
               2003                             12,692     $10.13 to $10.51     131,095      --    1.25% to 3.05%    2.01% to 3.85%
               2002                             16,855     $9.93 to $10.12      169,029    2.51    0.75% to 2.55%   -0.70% to 1.20%
               2001                                190     $10.00                 1,904     (b)    0.95% to 1.90%         (b)
               2000                                (b)           (b)                (b)     (b)         (b)               (b)
      ING GET Fund - Series R
               2004                             10,766     $10.26 to $10.80     113,390    3.15    1.25% to 3.05%   -0.39% to 1.50%
               2003                             12,873     $10.30 to $10.64     134,755    0.01    1.25% to 3.05%    2.90% to 4.72%
               2002                             16,911     $10.01 to $10.16     170,526     (c)    0.75% to 2.55%         (c)
               2001                                (c)           (c)                (c)     (c)         (c)               (c)
               2000                                (c)           (c)                (c)     (c)         (c)               (c)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                              Unit Fair                             Expense           Total
                                                                Value            Net   Investment   Ratio(B)         Return(C)
                                                Units        (lowest to        Assets    Income    (lowest to       (lowest to
                      Division                 (000's)        highest)         (000's)  Ratio(A)    highest)         highest)
      ---------------------------------------   ------    ------------------   -------- --------  --------------   -----------------
      ING GET Fund - Series S
               2004                            12,848     $10.20 to $10.69    $134,146    2.60%   1.25% to 3.05%   -0.39% to 1.42%
               2003                            15,576     $10.24 to $10.54     161,820    0.09    1.25% to 3.05%    2.61% to 4.56%
               2002                            21,867     $9.98 to $10.08      219,270     (c)    0.75% to 2.55%         (c)
               2001                               (c)           (c)                (c)     (c)         (c)               (c)
               2000                               (c)           (c)                (c)     (c)         (c)               (c)
      ING GET Fund - Series T
               2004                            13,033     $10.26 to $10.70     136,447    2.76    1.25% to 3.05%   -0.48% to 1.33%
               2003                            15,618     $10.31 to $10.56     162,882    0.13    1.25% to 3.05%    2.69% to 4.55%
               2002                            23,643     $10.04 to $10.10     237,948     (c)    0.75% to 2.55%         (c)
               2001                               (c)           (c)                (c)     (c)         (c)               (c)
               2000                               (c)           (c)                (c)     (c)         (c)               (c)
      ING GET Fund - Series U
               2004                            13,476     $10.45 to $10.85     143,398    1.90    1.25% to 3.05%    0.29% to 2.17%
               2003                            16,063     $10.42 to $10.62     168,926      --    1.25% to 3.05%    4.30% to 6.20%
               2002                               105     $9.99 to $10.00        1,048     (c)    0.75% to 2.20%         (c)
               2001                               (c)           (c)                (c)     (c)         (c)               (c)
               2000                               (c)           (c)                (c)     (c)         (c)               (c)
      ING GET Fund - Series V
               2004                            23,741      $9.57 to $9.89      231,030    1.01    1.25% to 3.05%   -0.73% to 1.12%
               2003                            33,567      $9.64 to $9.78      325,984     (d)    1.25% to 3.05%         (d)
               2002                               (d)           (d)                (d)     (d)         (d)               (d)
               2001                               (d)           (d)                (d)     (d)         (d)               (d)
               2000                               (d)           (d)                (d)     (d)         (d)               (d)
      ING AIM Mid-Cap Growth
        (Service Class)
               2004                            15,547     $13.77 to $15.77     226,687      --    0.80% to 2.25%    5.11% to 6.70%
               2003                            16,058     $13.10 to $14.78     221,733      --    0.80% to 2.25%   41.01% to 42.94%
               2002                            14,324     $9.29 to $10.34      139,852      --    0.80% to 2.25%  -33.26% to -32.24%
               2001                            17,855     $13.92 to $15.26     259,382      --    0.80% to 2.25%  -22.66% to -21.78%
               2000                            19,182     $18.40 to $19.51     359,734     (a)         (a)               (a)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                             Unit Fair                             Expense           Total
                                                               Value            Net   Investment   Ratio(B)         Return(C)
                                               Units        (lowest to        Assets    Income    (lowest to       (lowest to
                      Division                (000's)        highest)         (000's)  Ratio(A)    highest)         highest)
      -------------------------------------   ------    ------------------   -------- --------- --------------   -----------------
      ING AIM Mid-Cap Growth
        (Advisor Class)
               2004                              467     $10.31 to $14.49    $  6,535      --%   1.40% to 2.10%    5.44% to 5.92%
               2003                              235     $13.60 to $13.68       3,194      --    1.40% to 1.85%   41.23% to 41.76%
               2002                                8      $9.63 to $9.65           78     (c)    1.40% to 1.85%         (c)
               2001                              (c)           (c)                (c)     (c)         (c)               (c)
               2000                              (c)           (c)                (c)     (c)         (c)               (c)
      ING Alliance Mid-Cap Growth
        (Service Class)
               2004                           26,948     $18.17 to $20.66     517,014      --    0.80% to 2.25%   16.85% to 18.53%
               2003                           28,328     $15.55 to $17.43     462,824      --    0.80% to 2.25%   63.34% to 65.68%
               2002                           24,777     $9.52 to $10.52      246,769      --    0.80% to 2.25%   -31.66% to -30.56%
               2001                           27,303     $13.93 to $15.15     395,434      --    0.80% to 2.25%   -15.42% to -14.46%
               2000                           27,139     $16.80 to $17.71     463,399       *          *                 *
      ING Alliance Mid-Cap Growth
        (Advisor Class)
               2004                              680     $10.78 to $20.25      12,840      --    1.40% to 2.10%   17.19% to 17.66%
               2003                              270     $17.10 to $17.21       4,624      --    1.40% to 1.85%   63.64% to 64.53%
               2002                               14     $10.45 to $10.46         148     (c)    1.40% to 1.85%         (c)
               2001                              (c)           (c)                (c)     (c)         (c)               (c)
               2000                              (c)           (c)                (c)     (c)         (c)               (c)
      ING American Funds Growth
               2004                           72,179     $10.64 to $11.96     854,063    0.01    0.95% to 2.60%   9.04% to 10.84%
               2003                           12,298     $10.73 to $10.79     132,320     (d)    0.95% to 2.55%         (d)
               2002                              (d)           (d)                (d)     (d)         (d)               (d)
               2001                              (d)           (d)                (d)     (d)         (d)               (d)
               2000                              (d)           (d)                (d)     (d)         (d)               (d)
      ING American Funds Growth-Income
               2004                           55,830     $10.60 to $11.97     661,150    0.16    0.95% to 2.60%    6.94% to 8.72%
               2003                            9,106     $10.95 to $11.01      99,959     (d)    0.95% to 2.55%         (d)
               2002                              (d)           (d)                (d)     (d)         (d)               (d)
               2001                              (d)           (d)                (d)     (d)         (d)               (d)
               2000                              (d)           (d)                (d)     (d)         (d)               (d)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                             Unit Fair                             Expense            Total
                                                               Value            Net   Investment   Ratio(B)          Return(C)
                                                 Units      (lowest to        Assets    Income    (lowest to        (lowest to
                      Division                  (000's)      highest)         (000's)  Ratio(A)    highest)           highest)
      ---------------------------------------   ------  ------------------   --------   ----    --------------   -------------------
      ING American Funds International
               2004                             23,418   $11.16 to $13.67    $316,864    0.22%   0.95% to 2.60%   15.64% to 17.45%
               2003                              3,906   $11.57 to $11.64      45,340     (d)    0.95% to 2.55%         (d)
               2002                                (d)         (d)                (d)     (d)         (d)               (d)
               2001                                (d)         (d)                (d)     (d)         (d)               (d)
               2000                                (d)         (d)                (d)     (d)         (d)               (d)
      ING Capital Guardian Large Cap Value
        (Service Class)
               2004                             60,199   $10.48 to $11.44     648,665    0.19    0.50% to 2.25%    6.83% to 8.75%
               2003                             55,938   $9.81 to $10.52      561,288    0.05    0.50% to 2.25%   33.65% to 36.09%
               2002                             39,602    $7.34 to $7.73      295,688    0.25    0.50% to 2.25%   -25.48% to -24.22%
               2001                             27,628   $9.85 to $10.20      275,489    0.25    0.50% to 2.25%   -5.43% to -4.44%
               2000                              9,362   $10.50 to $10.59      98,545     (a)         (a)               (a)
      ING Capital Guardian Large Cap Value
        (Advisor Class)
               2004                                692   $10.48 to $14.85      10,041    0.23    1.40% to 2.10%    7.07% to 7.53%
               2003                                495   $13.72 to $13.81       6,805      --    1.40% to 1.85%   33.85% to 34.47%
               2002                                 32   $10.25 to $10.27         333     (c)    1.40% to 1.85%         (c)
               2001                                (c)         (c)                (c)     (c)         (c)               (c)
               2000                                (c)         (c)                (c)     (c)         (c)               (c)
      ING Capital Guardian Managed Global
        (Service Class)
               2004                             19,426   $18.24 to $22.64     383,093    0.47    0.50% to 2.25%   8.44% to 10.39%
               2003                             19,452   $16.82 to $20.51     352,387      --    0.50% to 2.25%   33.28% to 35.65%
               2002                             16,459   $12.62 to $15.12     223,084    0.13    0.50% to 2.25%   -22.00% to -20.59%
               2001                             14,451   $16.18 to $19.04     250,388    0.13    0.50% to 2.25%   -13.60% to -12.34%
               2000                             11,365   $19.34 to $21.72     228,347     (a)         (a)               (a)
      ING Capital Guardian Managed Global
        (Advisor Class)
               2004                                328   $10.71 to $15.02       4,767    0.79    1.40% to 2.10%    8.63% to 9.16%
               2003                                152   $13.68 to $13.76       2,084      --    1.40% to 1.85%   33.72% to 34.38%
               2002                                  5   $10.23                    50     (c)    1.75% to 1.85%         (c)
               2001                                (c)         (c)                (c)     (c)         (c)               (c)
               2000                                (c)         (c)                (c)     (c)         (c)               (c)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                             Unit Fair                             Expense            Total
                                                               Value            Net   Investment   Ratio(B)          Return(C)
                                               Units        (lowest to        Assets    Income    (lowest to        (lowest to
                      Division                (000's)        highest)         (000's)  Ratio(A)    highest)          highest)
      -------------------------------------   ------    ------------------   -------- ---------- -------------   -------------------
      ING Capital Guardian Small Cap
        (Service Class)
               2004                           28,547     $17.83 to $20.91    $538,021    0.19%   0.50% to 2.25%    5.07% to 6.96%
               2003                           30,090     $16.97 to $19.55     537,286    0.15    0.50% to 2.25%   37.19% to 39.64%
               2002                           26,339     $12.37 to $14.00     341,146    0.12    0.80% to 2.25%   -27.11% to -25.80%
               2001                           27,165     $16.97 to $18.87     480,513    0.13    0.50% to 2.25%   -3.40% to -1.97%
               2000                           23,107     $17.94 to $19.25     422,097     (a)         (a)               (a)
      ING Capital Guardian Small Cap
        (Advisor Class)
               2004                              582     $10.22 to $14.23       7,939    0.38    1.40% to 2.10%    5.31% to 5.80%
               2003                              310     $13.37 to $13.45       4,148    0.18    1.40% to 1.85%   37.55% to 38.23%
               2002                               33      $9.72 to $9.73          321     (c)    1.40% to 1.85%         (c)
               2001                              (c)           (c)                (c)     (c)         (c)               (c)
               2000                              (c)           (c)                (c)     (c)         (c)               (c)
      ING Developing World
        (Service Class)
               2004                           14,735     $9.86 to $10.91      151,706    0.38    0.80% to 2.25%   15.05% to 16.81%
               2003                           12,265      $8.57 to $9.34      109,258    0.21    0.80% to 2.25%   43.31% to 45.48%
               2002                            9,702      $5.98 to $6.42       60,000      --    0.80% to 2.25%   -12.70% to -11.45%
               2001                           10,141      $6.85 to $7.25       71,466    1.18    0.80% to 2.25%   -7.10% to -5.97%
               2000                            7,211      $7.47 to $7.71       54,398     (a)         (a)               (a)
      ING Developing World
        (Advisor Class)
               2004                              467     $11.10 to $16.25       7,217    0.63    1.40% to 2.10%   15.52% to 16.07%
               2003                              140     $13.92 to $14.00       1,956    0.20    1.40% to 1.85%   43.51% to 44.18%
               2002                                8      $9.70 to $9.71           79     (c)    1.40% to 1.85%         (c)
               2001                              (c)           (c)                (c)     (c)         (c)               (c)
               2000                              (c)           (c)                (c)     (c)         (c)               (c)
      ING Eagle Asset Capital Appreciation
        (Service Class)
               2004                           10,891     $11.05 to $22.26     223,247    0.90    0.80% to 2.60%   11.94% to 13.98%
               2003                           11,683     $16.67 to $19.53     212,149    0.22    0.80% to 2.55%   22.12% to 24.24%
               2002                           11,740     $13.65 to $15.72     173,239    0.69    0.80% to 2.55%   -20.82% to -17.70%
               2001                           10,991     $17.24 to $19.10     199,039    0.85    0.80% to 2.25%   -6.21% to -5.21%
               2000                            9,358     $18.85 to $20.15     180,722     (a)         (a)               (a)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                               Unit Fair                             Expense           Total
                                                                 Value            Net   Investment   Ratio(B)         Return(C)
                                                 Units        (lowest to        Assets    Income    (lowest to       (lowest to
                      Division                  (000's)        highest)         (000's)  Ratio(A)    highest)         highest)
      ---------------------------------------   ------    ------------------   --------  --------  -------------   -----------------
      ING Eagle Asset Capital Appreciation
        (Advisor Class)
               2004                                143     $13.29 to $13.43    $  1,905    1.23%   1.40% to 1.85%   12.63% to 13.14%
               2003                                 86     $11.80 to $11.87       1,022    0.18    1.40% to 1.85%   22.79% to 23.26%
               2002                                 11      $9.61 to $9.63          107     (c)    1.40% to 1.85%         (c)
               2001                                (c)           (c)                (c)     (c)         (c)               (c)
               2000                                (c)           (c)                (c)     (c)         (c)               (c)
      ING Evergreen Health Sciences
        (Advisor Class)
               2004                                277      $9.85 to $9.90        2,731     (e)    1.40% to 2.10%         (e)
               2003                                (e)           (e)                (e)     (e)         (e)               (e)
               2002                                (e)           (e)                (e)     (e)         (e)               (e)
               2001                                (e)           (e)                (e)     (e)         (e)               (e)
               2000                                (e)           (e)                (e)     (e)         (e)               (e)
      ING Evergreen Health Sciences
        (Service Class)
               2004                              2,972      $9.82 to $9.94       29,371     (e)    0.95% to 2.60%         (e)
               2003                                (e)           (e)                (e)     (e)         (e)               (e)
               2002                                (e)           (e)                (e)     (e)         (e)               (e)
               2001                                (e)           (e)                (e)     (e)         (e)               (e)
               2000                                (e)           (e)                (e)     (e)         (e)               (e)
      ING Evergreen Omega
        (Advisor Class)
               2004                                 30     $10.43 to $10.48         317     (e)    1.40% to 2.10%         (e)
               2003                                (e)           (e)                (e)     (e)         (e)               (e)
               2002                                (e)           (e)                (e)     (e)         (e)               (e)
               2001                                (e)           (e)                (e)     (e)         (e)               (e)
               2000                                (e)           (e)                (e)     (e)         (e)               (e)
      ING Evergreen Omega
        (Service Class)
               2004                                290     $10.42 to $10.52       3,037     (e)    0.95% to 2.25%         (e)
               2003                                (e)           (e)                (e)     (e)         (e)               (e)
               2002                                (e)           (e)                (e)     (e)         (e)               (e)
               2001                                (e)           (e)                (e)     (e)         (e)               (e)
               2000                                (e)           (e)                (e)     (e)         (e)               (e)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                             Unit Fair                              Expense            Total
                                                               Value            Net   Investment    Ratio(B)          Return(C)
                                               Units        (lowest to        Assets    Income     (lowest to        (lowest to
                      Division                (000's)        highest)         (000's)  Ratio(A)     highest)          highest)
      -------------------------------------   ------    ------------------   --------  --------  --------------  -------------------

      IMG FMR Diversified Mid-Cap
        (Service Class)
               2004                           21,954     $11.22 to $11.90    $252,365    0.13%    0.90% to 2.25%  21.30% to 22.93%
               2003                           17,427      $9.25 to $9.68      164,205      --     0.90% to 2.25%  30.47% to 32.42%
               2002                           12,695      $7.09 to $7.31       91,159    0.29     0.90% to 2.25%  -21.13% to -20.11%
               2001                            6,381      $8.99 to $9.15       57,814    0.48     0.90% to 2.25%  -8.41% to -7.79%
               2000                            1,150      $9.87 to $9.88       11,358     (a)          (a)              (a)
      IMG FMR Diversified Mid-Cap
        (Advisor Class)
               2004                              666     $11.82 to $15.21       9,744    0.22     1.40% to 2.10%  21.57% to 22.07%
               2003                              303     $12.38 to $12.46       3,754      --     1.40% to 1.85%  30.73% to 31.43%
               2002                               23      $9.47 to $9.48          220     (c)     1.40% to 1.85%        (c)
               2001                              (c)           (c)                (c)     (c)          (c)              (c)
               2000                              (c)           (c)                (c)     (c)          (c)              (c)
      ING Goldman Sachs Tollkeeper
        (Service Class)
               2004                            9,719      $6.88 to $7.24       68,251      --     0.90% to 2.25%  9.03% to 10.53%
               2003                            8,371      $6.31 to $6.55       53,622      --     0.90% to 2.25%  37.77% to 39.66%
               2002                            2,769      $4.58 to $4.69       12,802      --     0.90% to 2.25%  -39.50% to -38.61%
               2001                              709      $7.57 to $7.64        5,389     (b)     0.90% to 2.25%        (b)
               2000                              (b)           (b)                (b)     (b)          (b)              (b)
      ING Goldman Sachs Tollkeeper
        (Advisor Class)
               2004                              283     $11.16 to $15.87       4,337      --     1.40% to 2.10%   9.26% to 9.75%
               2003                              180     $14.37 to $14.46       2,595      --     1.40% to 1.85%  38.17% to 38.77%
               2002                                5     $10.40 to $10.42          53     (c)     1.40% to 1.85%        (c)
               2001                              (c)           (c)                (c)     (c)          (c)              (c)
               2000                              (c)           (c)                (c)     (c)          (c)              (c)
      ING Hard Assets
        (Service Class)
               2004                            8,900     $19.26 to $24.34     187,945    0.95     0.80% to 2.25%   4.05% to 5.55%
               2003                            6,911     $18.51 to $23.06     140,016    0.37     0.80% to 2.25%  48.79% to 51.02%
               2002                            4,986     $12.44 to $15.93      67,753    0.68     0.50% to 2.25%  -1.50% to 4.32%
               2001                            2,395     $12.63 to $15.27      33,209      --     0.80% to 2.25%  -13.82% to -12.84%
               2000                            2,584     $15.34 to $17.52      41,509     (a)          (a)              (a)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                             Unit Fair                             Expense           Total
                                                               Value            Net   Investment   Ratio(B)         Return(C)
                                               Units        (lowest to        Assets    Income    (lowest to       (lowest to
                      Division                (000's)        highest)         (000's)  Ratio(A)    highest)         highest)
      -------------------------------------   ------    ------------------   -------- --------- --------------   -----------------
      ING Hard Assets
        (Advisor Class)
               2004                              688     $10.54 to $15.44    $ 10,189    1.36%   1.40% to 2.10%    4.23% to 4.75%
               2003                              207     $14.66 to $14.74       3,037    0.45    1.40% to 1.85%   49.29% to 49.95%
               2002                               10      $9.82 to $9.83           97     (c)    1.40% to 1.85%         (c)
               2001                              (c)           (c)                (c)     (c)         (c)               (c)
               2000                              (c)           (c)                (c)     (c)         (c)               (c)
      ING International
        (Service Class)
               2004                           17,199     $9.80 to $11.15      177,640    0.92    0.80% to 2.25%   14.09% to 15.78%
               2003                           17,997      $8.59 to $9.63      162,082    0.25    0.80% to 2.25%   26.32% to 28.23%
               2002                           16,969      $6.80 to $7.46      120,477    0.75    0.90% to 2.25%   -18.76% to -16.93%
               2001                           16,734      $8.37 to $8.98      144,061      --    0.90% to 2.10%   -24.87% to -22.18%
               2000                           17,171     $11.23 to $11.73     194,618     (a)         (a)               (a)
      ING International
        (Advisor Class)
               2004                              646     $11.37 to $14.33       9,037    1.23    1.40% to 2.10%   14.35% to 14.92%
               2003                              401     $12.40 to $12.47       4,980    0.31    1.40% to 1.85%   26.66% to 27.24%
               2002                               26      $9.79 to $9.80          254     (c)    1.40% to 1.85%         (c)
               2001                              (c)           (c)                (c)     (c)         (c)               (c)
               2000                              (c)           (c)                (c)     (c)         (c)               (c)
      ING Janus Special Equity
        (Service Class)
               2004                            6,384     $10.03 to $11.52      65,678      --    0.90% to 2.55%   14.50% to 16.05%
               2003                            6,039      $8.76 to $9.16       53,911      --    0.90% to 2.25%   46.98% to 48.94%
               2002                            3,609      $5.96 to $6.15       21,794      --    0.90% to 2.25%   -27.58% to -26.61%
               2001                            2,932      $8.23 to $8.38       24,325    0.37    0.90% to 2.25%   -6.87% to -6.19%
               2000                              663      $8.88 to $8.89        5,891     (a)         (a)               (a)
      ING Janus Special Equity
        (Advisor Class)
               2004                              136     $11.31 to $16.45       2,177      --    1.40% to 2.10%   14.73% to 15.28%
               2003                               56     $14.91 to $14.27         801      --    1.40% to 1.85%   47.51% to 48.18%
               2002                                6      $9.62 to $9.63           56     (c)    1.40% to 1.75%         (c)
               2001                              (c)           (c)                (c)     (c)         (c)               (c)
               2000                              (c)           (c)                (c)     (c)         (c)               (c)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                             Unit Fair                              Expense            Total
                                                               Value            Net   Investment    Ratio(B)          Return(C)
                                               Units        (lowest to        Assets    Income     (lowest to       (lowest to
                      Division                (000's)        highest)         (000's)  Ratio(A)     highest)          highest)
      -------------------------------------   ------    ------------------   --------  --------  --------------  -------------------
      ING Jennison Equity Opportunities
        (Service Class)
               2004                           14,961     $19.35 to $23.31    $314,930    0.28%    0.80% to 2.25%  10.07% to 11.69%
               2003                           17,530     $17.58 to $20.87     333,380    0.09     0.80% to 2.25%  28.13% to 30.03%
               2002                           19,040     $13.72 to $16.05     280,954    0.13     0.80% to 2.25%  -30.85% to -29.82%
               2001                           20,717     $19.84 to $22.87     440,209    0.07     0.80% to 2.25%  -14.67% to -13.67%
               2000                           19,193     $24.06 to $26.49     477,934     (a)          (a)              (a)
      ING Jennison Equity Opportunities
        (Advisor Class)
               2004                              241     $10.87 to $13.96       3,292    0.57     1.40% to 2.10%  10.30% to 10.88%
               2003                              131     $12.52 to $12.59       1,639    0.12     1.40% to 1.85%  28.54% to 29.13%
               2002                                3      $9.74 to $9.75           34     (c)     1.40% to 1.85%        (c)
               2001                              (c)           (c)                (c)     (c)          (c)              (c)
               2000                              (c)           (c)                (c)     (c)          (c)              (c)
      ING JPMorgan Small Cap Equity
        (Service Class)
               2004                           11,640     $13.63               158,627      --     0.80% to 2.60%  23.68% to 33.89%
               2003                            6,338     $10.18 to $11.02      65,484      --     0.80% to 2.55%  30.85% to 33.12%
               2002                            1,212      $7.79 to $7.87        9,490     (c)     0.90% to 2.40%        (c)
               2001                              (c)           (c)                (c)     (c)          (c)              (c)
               2000                              (c)           (c)                (c)     (c)          (c)              (c)
      ING JPMorgan Small Cap Equity
        (Advisor Class)
               2004                            2,183     $11.93 to $15.53      32,610      --     1.40% to 2.10%  23.45% to 24.04%
               2003                              889     $2.45 to $12.52       11,088      --     1.40% to 1.85%  31.33% to 31.93%
               2002                               54      $9.48 to $9.49          511     (c)     1.40% to 1.85%        (c)
               2001                              (c)           (c)                (c)     (c)          (c)              (c)
               2000                              (c)           (c)                (c)     (c)          (c)              (c)
      ING Julius Baer Foreign
        (Service Class)
               2004                           15,131     $11.44 to $13.55     185,592    0.11     0.90% to 2.60%  14.85% to 16.87%
               2003                            3,272     $10.44 to $11.69      34,644    0.99     0.90% to 2.55%  27.94% to 30.06%
               2002                              608      $8.17 to $8.25        4,990     (c)     0.90% to 2.40%        (c)
               2001                              (c)           (c)                (c)     (c)          (c)              (c)
               2000                              (c)           (c)                (c)     (c)          (c)              (c)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                            Unit Fair                              Expense           Total
                                                              Value            Net   Investment    Ratio(B)         Return(C)
                                               Units       (lowest to        Assets    Income     (lowest to       (lowest to
                      Division                (000's)       highest)         (000's)  Ratio(A)     highest)         highest)
      -------------------------------------   ------   ------------------   --------  --------  --------------   -----------------
      ING Julius Baer Foreign
        (Advisor Class)
               2004                            1,245    $11.47 to $14.62    $ 17,516    0.03%    1.40% to 2.10%   15.58% to 16.04%
               2003                              203    $12.52 to $12.60       2,550    1.03     1.40% to 1.85%   28.54% to 29.10%
               2002                               17     $9.74 to $9.76          165     (c)     1.40% to 1.85%         (c)
               2001                              (c)          (c)                (c)     (c)          (c)               (c)
               2000                              (c)          (c)                (c)     (c)          (c)               (c)
      ING Legg Mason Value
        (Service Class)
               2004                           30,531    $9.10 to $12.10      288,326    0.14     0.90% to 2.60%   10.98% to 12.82%
               2003                           26,637    $8.20 to $10.81      224,722    0.03     0.90% to 2.55%   19.36% to 21.49%
               2002                           18,616     $6.87 to $7.13      130,345    0.45     0.90% to 2.55%   -21.75% to -20.16%
               2001                           10,487     $8.78 to $8.93       92,720    1.02     0.90% to 2.25%   -11.18% to -10.34%
               2000                            1,280     $9.93 to $9.96       12,726     (a)          (a)               (a)
      ING Legg Mason Value
        (Advisor Class)
               2004                            1,086    $11.15 to $13.14      13,915    0.20     1.40% to 2.10%   11.58% to 12.03%
               2003                              616    $11.66 to $11.73       7,195      --     1.40% to 1.85%   20.06% to 20.58%
               2002                               60     $9.71 to $9.73          587     (c)     1.40% to 1.85%         (c)
               2001                              (c)          (c)                (c)     (c)          (c)               (c)
               2000                              (c)          (c)                (c)     (c)          (c)               (c)
      ING LifeStyle Aggressive Growth
               2004                           19,102    $11.17 to $11.30     214,566     (e)     0.95% to 2.60%         (e)
               2003                              (e)          (e)                (e)     (e)          (e)               (e)
               2002                              (e)          (e)                (e)     (e)          (e)               (e)
               2001                              (e)          (e)                (e)     (e)          (e)               (e)
               2000                              (e)          (e)                (e)     (e)          (e)               (e)
      ING LifeStyle Growth
               2004                           42,766    $11.05 to $11.18     475,452     (e)     0.95% to 2.60%         (e)
               2003                              (e)          (e)                (e)     (e)          (e)               (e)
               2002                              (e)          (e)                (e)     (e)          (e)               (e)
               2001                              (e)          (e)                (e)     (e)          (e)               (e)
               2000                              (e)          (e)                (e)     (e)          (e)               (e)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                               Unit Fair                             Expense           Total
                                                                 Value            Net   Investment   Ratio(B)         Return(C)
                                                 Units        (lowest to        Assets    Income    (lowest to       (lowest to
                      Division                  (000's)        highest)         (000's)  Ratio(A)    highest)         highest)
      ---------------------------------------   ------    ------------------   --------  -------  --------------   -----------------
      ING LifeStyle Moderate Growth
               2004                             41,489     $10.88 to $11.00    $453,887     (e)%   0.95% to 2.60%         (e)
               2003                                (e)           (e)                (e)     (e)         (e)               (e)
               2002                                (e)           (e)                (e)     (e)         (e)               (e)
               2001                                (e)           (e)                (e)     (e)         (e)               (e)
               2000                                (e)           (e)                (e)     (e)         (e)               (e)
      ING LifeStyle Moderate
               2004                             19,609     $10.74 to $10.86     211,827     (e)    0.95% to 2.60%         (e)
               2003                                (e)           (e)                (e)     (e)         (e)               (e)
               2002                                (e)           (e)                (e)     (e)         (e)               (e)
               2001                                (e)           (e)                (e)     (e)         (e)               (e)
               2000                                (e)           (e)                (e)     (e)         (e)               (e)
      ING Limited Maturity Bond
               2004                             18,084     $17.78 to $23.58     357,305    4.19    0.50% to 2.25%   -0.89% to 0.90%
               2003                             27,037     $17.94 to $23.37     534,954    0.74    0.50% to 2.25%    0.56% to 2.32%
               2002                             28,506     $17.84 to $22.84     558,941    3.62    0.50% to 2.25%    4.82% to 6.68%
               2001                             19,509     $17.02 to $21.41     364,062    4.84    0.50% to 2.25%    6.78% to 8.30%
               2000                             11,438     $16.67 to $19.77     200,958     (a)         (a)               (a)
      ING Liquid Assets (Service Class)
               2004                             41,260     $9.83 to $17.37      618,281    1.05    0.75% to 2.60%   -1.66% to 0.17%
               2003                             49,098     $9.95 to $18.00      745,674    0.78    0.50% to 2.55%   -1.78% to 0.22%
               2002                             66,797     $13.46 to $17.34    1,023,179   1.42    0.50% to 2.55%   -1.17% to 0.96%
               2001                             69,541     $13.62 to $17.79    1,071,485   3.59    0.50% to 2.55%    1.86% to 3.01%
               2000                             44,678     $14.50 to $16.61     679,666     (a)         (a)               (a)
      ING Liquid Assets (Advisor Class)
               2004                                970      $9.74 to $9.91        9,497    1.14    1.40% to 2.10%   -1.12% to -0.61%
               2003                                490      $9.85 to $9.91        4,837    0.81    1.40% to 1.85%   -1.30% to -0.80%
               2002                                180      $9.98 to $9.99        1,800     (c)    1.40% to 1.85%         (c)
               2001                                (c)           (c)                (c)     (c)         (c)               (c)
               2000                                (c)           (c)                (c)     (c)         (c)               (c)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                             Unit Fair                             Expense           Total
                                                               Value            Net   Investment   Ratio(B)         Return(C)
                                                Units       (lowest to        Assets    Income    (lowest to       (lowest to
                      Division                 (000's)       highest)         (000's)  Ratio(A)    highest)         highest)
      --------------------------------------   ------   ------------------   --------  -------  --------------   -----------------
      ING Marsico Growth (Service Class)
               2004                            54,430    $11.02 to $16.52    $813,432      --%   0.50% to 2.60%   9.95% to 11.92%
               2003                            57,559    $12.87 to $14.76     778,700      --    0.50% to 2.25%   29.74% to 32.02%
               2002                            53,954    $9.92 to $11.18      560,041      --    0.50% to 2.25%   -31.16% to -29.91%
               2001                            66,921    $14.41 to $15.95   1,002,892      --    0.50% to 2.25%   -31.55% to -30.59%
               2000                            67,525    $21.49 to $22.98   1,474,980     (a)         (a)               (a)
      ING Marsico Growth (Advisor Class)
               2004                             1,088    $10.98 to $14.16      15,095      --    1.40% to 2.10%   10.23% to 10.72%
               2003                               654    $12.71 to $12.79       8,324      --    1.40% to 1.85%   30.23% to 30.81%
               2002                                 9     $9.76 to $9.78           92     (c)    1.40% to 1.75%         (c)
               2001                               (c)          (c)                (c)     (c)         (c)               (c)
               2000                               (c)          (c)                (c)     (c)         (c)               (c)
      ING Mercury Focus Value
        (Service Class)
               2004                             3,468    $11.64 to $12.10      40,913    0.27    0.80% to 2.25%   8.99% to 10.53%
               2003                             2,431    $10.68 to% 10.92      26,184    0.21    0.90% to 2.25%   28.33% to 30.00%
               2002                               710     $8.32 to $8.40        5,931     (c)    0.90% to 2.25%         (c)
               2001                               (c)          (c)                (c)     (c)         (c)               (c)
               2000                               (c)          (c)                (c)     (c)         (c)               (c)
      ING Mercury Focus Value
        (Advisor Class)
               2004                               170    $10.63 to $14.44       2,419    0.19    1.40% to 2.10%    9.33% to 9.81%
               2003                            61,511    $13.07 to $13.15         805    0.23    1.40% to 1.85%   28.64% to 29.30%
               2002                                 5    $10.16 to $10.17          48     (c)    1.65% to 1.85%         (c)
               2001                               (c)          (c)                (c)     (c)         (c)               (c)
               2000                               (c)          (c)                (c)     (c)         (c)               (c)
      ING Mercury Large Cap Growth
        (Service Class)
               2004                             1,738    $10.69 to $11.08      18,861      --    0.90% to 2.25%   8.64% to 10.03%
               2003                             1,372    $9.84 to $10.07       13,630      --    0.90% to 2.25%   24.09% to 25.88%
               2002                               345     $7.93 to $8.00        2,742     (c)    0.90% to 2.15%         (c)
               2001                               (c)          (c)                (c)     (c)         (c)               (c)
               2000                               (c)          (c)                (c)     (c)         (c)               (c)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                             Unit Fair                             Expense             Total
                                                               Value            Net   Investment   Ratio(B)          Return(C)
                                               Units        (lowest to        Assets    Income    (lowest to         (lowest to
                      Division                (000's)        highest)         (000's)  Ratio(A)    highest)          highest)
      -------------------------------------   ------    ------------------   --------  -------  --------------   -------------------
      ING Mercury Large Cap Growth
        (Advisor Class)
               2004                              171     $10.95 to $12.92    $  2,165      --%   1.40% to 2.10%    8.86% to 9.40%
               2003                           72,746     $11.74 to $11.81         856      --    1.40% to 1.85%   24.36% to 24.97%
               2002                               11      $9.44 to $9.45          108     (c)    1.40% to 1.85%         (c)
               2001                              (c)           (c)                (c)     (c)         (c)               (c)
               2000                              (c)           (c)                (c)     (c)         (c)               (c)
      ING MFS(R) Mid-Cap Growth
        (Service Class)
               2004                           27,088     $22.90 to $27.45     661,572      --    0.50% to 2.25%   12.48% to 14.47%
               2003                           29,373     $20.36 to $23.98     634,357      --    0.50% to 2.25%   36.01% to 38.45%
               2002                           27,548     $14.97 to $17.32     435,581      --    0.50% to 2.25%   -49.97% to -49.07%
               2001                           29,521     $29.92 to $34.01     928,290    0.37    0.50% to 2.25%   -25.09% to -24.25%
               2000                           27,623     $40.98 to $43.92   1,158,061       *          *                 *
      ING MFS(R) Mid-Cap Growth
        (Advisor Class)
               2004                            1,170     $10.80 to $15.16      17,093      --    1.40% to 2.10%   12.70% to 13.22%
               2003                              722     $13.31 to $13.39       9,625      --    1.40% to 1.85%   36.48% to 37.05%
               2002                               56      $9.75 to $9.77          549     (c)    1.40% to 1.80%         (c)
               2001                              (c)           (c)                (c)     (c)         (c)               (c)
               2000                              (c)           (c)                (c)     (c)         (c)               (c)
      ING MFS(R) Total Return
        (Service Class)
               2004                           54,357     $10.75 to $26.62   1,279,372    1.88    0.50% to 2.60%   8.30% to 10.59%
               2003                           52,822     $10.66 to $24.07   1,142,408    0.53    0.50% to 2.55%   13.79% to 16.17%
               2002                           45,174     $17.48 to $20.72     853,266    2.36    0.50% to 2.55%   -7.51% to -5.56%
               2001                           39,136     $18.90 to $21.94     793,394    4.88    0.50% to 2.55%   -1.44% to -0.32%
               2000                           29,621     $20.10 to $21.54     608,868     (a)         (a)               (a)
      ING MFS(R) Total Return
        (Advisor Class)
               2004                            2,842     $10.70 to $12.62      35,147    2.53    1.40% to 2.10%    8.99% to 9.45%
               2003                            1,416     $11.46 to $11.53      16,257    0.74    1.40% to 1.85%   14.26% to 14.84%
               2002                               95     $10.03 to $10.04         955     (c)    1.40% to 1.85%         (c)
               2001                              (c)           (c)                (c)     (c)         (c)               (c)
               2000                              (c)           (c)                (c)     (c)         (c)               (c)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                             Unit Fair                             Expense             Total
                                                               Value            Net   Investment   Ratio(B)          Return(C)
                                               Units        (lowest to        Assets    Income    (lowest to         (lowest to
                      Division                (000's)        highest)         (000's)  Ratio(A)    highest)           highest)
      -------------------------------------   ------    ------------------   --------  -------  --------------   -------------------
      ING Oppenheimer Main Street
        (Service Class)
                2004                          24,115     $10.85 to $22.01    $487,638    0.79%   0.80% to 2.55%     10.00% to 11.95%
                2003                          27,160     $16.70 to $19.66     494,911    0.21    0.80% to 2.55%     21.45% to 23.57%
                2002                          28,285     $13.75 to $15.91     421,035    0.41    0.80% to 2.55%   -28.35% to -25.45%
                2001                          31,622     $19.19 to $21.34     637,711    0.12    0.80% to 2.25%   -22.97% to -22.09%
                2000                          30,638     $25.56 to $27.39     800,528       *          *                 *
      ING Oppenheimer Main Street
        (Advisor Class)
                2004                             219     $10.73 to $13.24       2,848    1.04    1.40% to 2.10%   10.64% to 11.08%
                2003                             165     $11.84 to $11.92       1,951    0.18    1.40% to 1.85%   22.06% to 22.66%
                2002                              34      $9.70 to $9.72          326     (c)    1.40% to 1.85%         (c)
                2001                             (c)           (c)                (c)     (c)         (c)               (c)
                2000                             (c)           (c)                (c)     (c)         (c)               (c)
      ING PIMCO Core Bond
        (Service Class)
                2004                          44,134     $10.26 to $14.51     581,595    2.76    0.75% to 2.60%    2.21% to 4.09%
                2003                          40,186     $10.25 to $13.94     514,027    0.48    0.75% to 2.55%    2.08% to 3.97%
                2002                          34,238     $11.55 to $13.41     425,125    3.72    0.80% to 2.55%    3.69% to 8.23%
                2001                           9,873     $11.14 to $12.39     114,996    0.40    0.80% to 2.25%    0.53% to 1.64%
                2000                           3,438     $11.37 to $12.19      40,000     (a)         (a)               (a)
      ING PIMCO Core Bond
        (Advisor Class)
                2004                           2,587     $10.03 to $10.92      27,855    3.26    1.40% to 2.10%    2.95% to 3.31%
                2003                           1,573     $10.50 to $10.57      16,545    0.67    1.40% to 1.85%    2.54% to 3.02%
                2002                              97     $10.24 to $10.26         992     (c)    1.40% to 1.85%         (c)
                2001                             (c)           (c)                (c)     (c)         (c)               (c)
                2000                             (c)           (c)                (c)     (c)         (c)               (c)
      ING PIMCO High Yield
                2004                          60,645     $10.73 to $11.13     654,861     (e)    0.50% to 2.60%         (e)
                2003                             (e)           (e)                (e)     (e)         (e)               (e)
                2002                             (e)           (e)                (e)     (e)         (e)               (e)
                2001                             (e)           (e)                (e)     (e)         (e)               (e)
                2000                             (e)           (e)                (e)     (e)         (e)               (e)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                             Unit Fair                             Expense             Total
                                                               Value            Net   Investment   Ratio(B)          Return(C)
                                               Units        (lowest to        Assets    Income    (lowest to         (lowest to
                      Division                (000's)        highest)         (000's)  Ratio(A)    highest)          highest)
      -------------------------------------   ------    ------------------   --------  -------  --------------   -------------------
      ING Salomon Brothers All Cap
        (Service Class)
               2004                           34,853     $10.52 to $12.76    $427,236    0.18%   0.90% to 2.55%    5.04% to 6.87%
               2003                           36,433     $11.11 to $11.94     421,482    0.06    0.90% to 2.55%   35.73% to 37.56%
               2002                           29,232      $8.34 to $8.68      247,740    0.22    0.90% to 2.55%   -27.23% to -26.19%
               2001                           25,814     $11.46 to $11.76     299,314    1.47    0.90% to 2.25%    0.00% to 0.94%
               2000                            9,062     $11.54 to $11.65     104,883     (a)         (a)               (a)
      ING Salomon Brothers All Cap
        (Advisor Class)
               2004                            1,115     $10.30 to $13.84      14,779    0.38    1.40% to 2.10%    5.63% to 6.13%
               2003                              472     $12.96 to $13.04       6,124      --    1.40% to 1.85%   36.13% to 36.83%
               2002                               18      $9.52 to $9.53          176     (c)    1.40% to 1.85%         (c)
               2001                              (c)           (c)                (c)     (c)         (c)               (c)
               2000                              (c)           (c)                (c)     (c)         (c)               (c)
      ING Salomon Brothers Investors
        (Service Class)
               2004                           13,023     $10.85 to $12.11     145,322    0.65    0.90% to 2.55%    7.43% to 9.01%
               2003                           13,185     $10.10 to $11.13     136,147    0.18    0.90% to 2.25%   28.34% to 30.04%
               2002                           11,516      $7.87 to $8.19       92,136    0.81    0.90% to 2.25%   -24.69% to -23.67%
               2001                            8,646     $10.45 to $10.73      91,400    1.30    0.90% to 2.25%   -6.16% to -5.13%
               2000                            1,917     $11.21 to $11.31      21,558     (a)         (a)               (a)
      ING Salomon Brothers Investors
        (Advisor Class)
               2004                              144     $10.46 to $13.65       1,920    0.82    1.40% to 2.10%    7.66% to 8.25%
               2003                               81     $12.54 to $12.61       1,014    0.15    1.40% to 1.85%   28.72% to 29.20%
               2002                               30      $9.74 to $9.75          297     (c)    1.65% to 1.85%         (c)
               2001                              (c)           (c)                (c)     (c)         (c)               (c)
               2000                              (c)           (c)                (c)     (c)         (c)               (c)
      ING T. Rowe Price Capital
        Appreciation (Service Class)
               2004                           49,150     $34.53 to $43.65   1,866,804    1.12    0.80% to 2.25%   13.96% to 15.69%
               2003                           41,070     $30.30 to $37.73   1,365,679    0.36    0.80% to 2.25%   22.42% to 24.23%
               2002                           34,525     $24.75 to $30.37     935,079    1.72    0.80% to 2.25%   -1.79% to -0.33%
               2001                           23,375     $25.20 to $30.47     644,971    3.34    0.80% to 2.25%    7.85% to 9.02%
               2000                           13,395     $24.47 to $27.95     345,651     (a)         (a)               (a)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                             Unit Fair                             Expense             Total
                                                               Value            Net   Investment   Ratio(B)          Return(C)
                                               Units        (lowest to        Assets    Income    (lowest to         (lowest to
                      Division                (000's)        highest)         (000's)  Ratio(A)    highest)           highest)
      -------------------------------------   ------    ------------------   --------  -------  --------------   -------------------
      ING T. Rowe Price Capital
        Appreciation (Advisor Class)
               2004                            4,029     $11.24 to $14.16    $ 55,427    1.53%   1.40% to 2.10%   14.27% to 14.84%
               2003                            1,646     $12.26 to $12.33      20,206    0.48    1.40% to 1.85%   22.70% to 23.18%
               2002                               89     $9.99 to $10.01          894     (c)    1.40% to 1.85%         (c)
               2001                              (c)           (c)                (c)     (c)         (c)               (c)
               2000                              (c)           (c)                (c)     (c)         (c)               (c)
      ING T. Rowe Price Equity Income
        (Service Class)
               2004                           33,622     $11.01 to $33.00     916,190    0.96    0.50% to 2.60%   12.27% to 14.31%
               2003                           26,391     $22.16 to $28.87     643,858    0.31    0.50% to 2.25%   22.36% to 24.55%
               2002                           20,545     $18.11 to $23.18     409,670    1.34    0.50% to 2.25%   -15.14% to -13.64%
               2001                           17,698     $21.34 to $26.84     416,763    1.95    0.50% to 2.25%   -0.58% to 1.46%
               2000                           12,207     $22.48 to $26.61     291,793     (a)         (a)               (a)
      ING T. Rowe Price Equity Income
        (Advisor Class)
               2004                            1,728     $11.12 to $13.70      23,091    1.17    1.40% to 2.10%   12.45% to 13.04%
               2003                              896     $12.05 to $12.12      10,819    0.38    1.40% to 1.85%   22.83% to 23.30%
               2002                               65      $9.81 to $9.83          640     (c)    1.40% to 1.85%         (c)
               2001                              (c)           (c)                (c)     (c)         (c)               (c)
               2000                              (c)           (c)                (c)     (c)         (c)               (c)
      ING UBS U.S. Balanced
        (Service Class)
               2004                           11,173     $8.91 to $10.96      102,102    0.80    0.50% to 2.60%    8.39% to 9.90%
               2003                            8,206      $8.22 to $8.59       68,664    0.01    0.90% to 2.25%   15.41% to 16.87%
               2002                            6,551      $7.12 to $7.35       47,241    1.11    0.90% to 2.25%   -16.73% to -15.52%
               2001                            5,718      $8.55 to $8.70       49,242    1.78    0.90% to 2.25%   -8.32% to -7.68%
               2000                              501      $9.37 to $9.38        4,696     (a)         (a)               (a)
      ING UBS U.S. Balanced
        (Advisor Class)
               2004                              268     $10.73 to $12.42       3,204    1.15    1.40% to 2.10%    8.83% to 9.23%
               2003                               85     $11.33 to $11.37         963     (d)    1.40% to 1.85%         (d)
               2002                              (d)           (d)                (d)     (d)         (d)               (d)
               2001                              (d)           (d)                (d)     (d)         (d)               (d)
               2000                              (d)           (d)                (d)     (d)         (d)               (d)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                              Unit Fair                             Expense           Total
                                                                Value            Net   Investment   Ratio(B)         Return(C)
                                                Units        (lowest to        Assets    Income    (lowest to       (lowest to
                      Division                 (000's)        highest)         (000's)  Ratio(A)    highest)         highest)
      --------------------------------------   ------    ------------------   --------  -------  --------------   -----------------
      ING Van Kampen Equity Growth
        (Service Class)
               2004                             4,030     $9.86 to $10.23     $ 40,329      --%   0.90% to 2.25%    4.89% to 6.34%
               2003                             3,146      $9.40 to $9.62       29,848    0.02    0.90% to 2.25%   20.82% to 22.55%
               2002                               559      $7.78 to $7.85        4,362     (c)    0.90% to 2.25%         (c)
               2001                               (c)           (c)                (c)     (c)         (c)               (c)
               2000                               (c)           (c)                (c)     (c)         (c)               (c)
      ING Van Kampen Equity Growth
        (Advisor Class)
               2004                               808     $10.55 to $12.40       9,811      --    1.40% to 2.10%    5.05% to 5.53%
               2003                               505     $11.68 to $11.75       5,909      --    1.40% to 1.85%   21.29% to 21.89%
               2002                                48      $9.63 to $9.64          458     (c)    1.40% to 1.85%         (c)
               2001                               (c)           (c)                (c)     (c)         (c)               (c)
               2000                               (c)           (c)                (c)     (c)         (c)               (c)
      ING Van Kampen Global Franchise
        (Service Class)
               2004                             9,665     $11.95 to $12.43     117,208      --    0.80% to 2.25%   10.14% to 11.78%
               2003                             5,295     $10.85 to $11.12      58,019    0.82    0.80% to 2.25%   23.30% to 25.23%
               2002                             1,661      $8.80 to $8.88       14,670     (c)    0.80% to 2.25%         (c)
               2001                               (c)           (c)                (c)     (c)         (c)               (c)
               2000                               (c)           (c)                (c)     (c)         (c)               (c)
      ING Van Kampen Global Franchise
        (Advisor Class)
               2004                             3,118     $10.89 to $13.11      39,831      --    1.40% to 2.10%   10.47% to 10.92%
               2003                             1,232     $11.75 to $11.82      14,506    0.88    1.40% to 1.85%   23.55% to 24.16%
               2002                                74      $9.51 to $9.52          708     (c)    1.40% to 1.85%         (c)
               2001                               (c)           (c)                (c)     (c)         (c)               (c)
               2000                               (c)           (c)                (c)     (c)         (c)               (c)
      ING Van Kampen Growth and Income
        (Service Class)
               2004                            30,700     $23.39 to $28.54     772,796    0.96    0.50% to 2.25%   11.54% to 13.52%
               2003                            31,390     $20.97 to $25.14     705,253    0.26    0.50% to 2.25%   25.04% to 27.23%
               2002                            30,992     $16.77 to $19.76     554,608    0.84    0.50% to 2.25%  -16.69% to -15.19%
               2001                            34,270     $20.13 to $23.30     732,049    0.30    0.50% to 2.25%  -13.63% to -12.68%
               2000                            34,836     $24.00 to $26.02     860,338     (a)         (a)               (a)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                               Unit Fair                             Expense           Total
                                                                 Value            Net   Investment   Ratio(B)         Return(C)
                                                 Units        (lowest to        Assets    Income    (lowest to       (lowest to
                      Division                  (000's)        highest)         (000's)  Ratio(A)    highest)         highest)
      ---------------------------------------   ------    ------------------   --------  -------  --------------   -----------------
      ING Van Kampen Growth and Income
        (Advisor Class)
               2004                              3,963     $11.01 to $13.85    $ 53,331    1.39%   1.40% to 2.10%   11.84% to 12.33%
               2003                              1,961     $12.25 to $12.33      24,058    0.34    1.40% to 1.85%   25.26% to 25.94
               2002                                101      $9.78 to $9.79          990     (c)    1.40% to 1.85%         (c)
               2001                                (c)           (c)                (c)     (c)         (c)               (c)
               2000                                (c)           (c)                (c)     (c)         (c)               (c)
      ING Van Kampen Real Estate
        (Service Class)
               2004                             11,459     $13.59 to $59.73     557,477    1.55    0.50% to 2.60%   34.69% to 37.06%
               2003                              9,000     $33.44 to $43.58     330,864    0.20    0.50% to 2.25%   34.62% to 37.04%
               2002                              6,881     $24.84 to $31.80     187,607    3.73    0.50% to 2.25%   -2.05% to 0.31%
               2001                              4,535     $25.36 to $31.90     126,169    4.29    0.50% to 2.25%    6.07% to 7.28%
               2000                              3,804     $25.04 to $28.59     100,303     (a)         (a)               (a)
      ING Van Kampen Real Estate
        (Advisor Class)
               2004                              1,043     $12.60 to $17.69      17,799    1.90    1.40% to 2.10%   35.03% to 35.76%
               2003                                481     $12.96 to $13.03       6,246    0.18    1.40% to 1.85%   35.00% to 35.59%
               2002                                 29      $9.60 to $9.61          276     (c)    1.40% to 1.85%         (c)
               2001                                (c)           (c)                (c)     (c)         (c)               (c)
               2000                                (c)           (c)                (c)     (c)         (c)               (c)
      ING American Century Select
               2004                                 30     $9.03 to $12.11          291      --    0.75% to 1.35%    3.77% to 4.00%
               2003                                 15     $8.74 to $11.67          142      --    0.75% to 1.00%        33.23%
               2002                                  6          $6.56                39     (c)        0.75%              (c)
               2001                                (c)           (c)                (c)     (c)         (c)               (c)
               2000                                (c)           (c)                (c)     (c)         (c)               (c)
      ING American Century Small Cap Value
               2004                                 29     $13.07 to $14.21         389    0.36    0.75% to 1.20%   19.88% to 20.44%
               2003                                 15     $10.87 to $11.83         162      --    0.75% to 1.20%   34.20% to 34.53%
               2002                                 --          $8.10                 2     (c)        0.95%              (c)
               2001                                (c)           (c)                (c)     (c)         (c)               (c)
               2000                                (c)           (c)                (c)     (c)         (c)               (c)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                             Unit Fair                             Expense           Total
                                                               Value            Net   Investment   Ratio(B)         Return(C)
                                               Units        (lowest to        Assets    Income    (lowest to       (lowest to
                      Division                (000's)        highest)         (000's)  Ratio(A)    highest)         highest)
      -------------------------------------   ------    ------------------   --------  -------  --------------   -----------------
      ING Baron Small Cap Growth
               2004                               99     $14.49 to $14.66    $  1,448      --%   0.75% to 1.35%   26.22% to 27.04%
               2003                               89     $11.48 to $11.54       1,028     (d)    0.75% to 1.35%         (d)
               2002                              (d)           (d)                (d)     (d)         (d)               (d)
               2001                              (d)           (d)                (d)     (d)         (d)               (d)
               2000                              (d)           (d)                (d)     (d)         (d)               (d)
      ING JPMorgan International
               2004                            4,620     $11.53 to $14.38      63,865    1.24    0.75% to 2.55%   15.64% to 17.78%
               2003                              679     $10.42 to $12.24       8,019    0.05    0.75% to 2.55%   28.17% to 28.50%
               2002                                1      $8.13 to $8.14            7     (c)    0.75% to 0.95%         (c)
               2001                              (c)           (c)                (c)     (c)         (c)               (c)
               2000                              (c)           (c)                (c)     (c)         (c)               (c)
      ING JPMorgan Mid Cap Value
               2004                            1,575     $11.25 to $14.21      21,149    0.22    0.75% to 2.60%   17.53% to 19.61%
               2003                              527     $10.95 to $11.88       6,151    0.50    0.75% to 2.55%   26.73% to 29.13%
               2002                               33      $9.09 to $9.19          301     (c)    0.95% to 2.55%         (c)
               2001                              (c)           (c)                (c)     (c)         (c)               (c)
               2000                              (c)           (c)                (c)     (c)         (c)               (c)
      ING MFS(R) Capital Opportunities
        (Initial Class)
               2004                              455     $8.28 to $11.96        3,938    0.46    0.95% to 2.55%   9.96% to 11.88%
               2003                              389     $7.53 to $10.73        3,009    0.14    0.95% to 2.55%   24.88% to 26.70%
               2002                              209      $6.04 to $6.18        1,280      --    0.95% to 2.40%   -37.64% to -32.29%
               2001                               78      $8.92 to $9.91          698     (b)    0.95% to 1.90%         (b)
               2000                              (b)           (b)                (b)     (b)         (b)               (b)
      ING MFS(R) Capital Opportunities
        (Service Class)
               2004                               42     $9.71 to $12.59          444    0.24    0.75% to 1.20%   11.51% to 11.74%
               2003                               43     $8.69 to $11.29          391      --    0.75% to 1.00%       26.86%
               2002                               11          $6.85                72     (c)         0.75%             (c)
               2001                              (c)           (c)                (c)     (c)         (c)               (c)
               2000                              (c)           (c)                (c)     (c)         (c)               (c)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                               Unit Fair                             Expense           Total
                                                                 Value            Net   Investment   Ratio(B)         Return(C)
                                                 Units        (lowest to        Assets    Income    (lowest to       (lowest to
                      Division                  (000's)        highest)         (000's)  Ratio(A)    highest)         highest)
      ---------------------------------------   ------    ------------------   --------  -------  --------------   -----------------
      ING OpCap Balanced Value
               2004                                 88     $10.97 to $12.32    $  1,031    0.83%   0.75% to 1.35%    9.05% to 9.52%
               2003                                 40     $10.08 to $11.28         408    2.25    0.75% to 1.20%         29.23%
               2002                                 16          $7.80               126     (c)        0.75%              (c)
               2001                                (c)           (c)                (c)     (c)         (c)               (c)
               2000                                (c)           (c)                (c)     (c)         (c)               (c)
      ING Oppenheimer Global Portfolio
               2004                                250     $10.88 to $13.54       3,060      --    0.75% to 2.60%   12.08% to 14.19%
               2003                                147     $10.60 to $11.89       1,586      --    0.75% to 2.55%   28.48% to 30.78%
               2002                                  9      $8.27 to $8.35           75     (c)    0.75% to 2.20%         (c)
               2001                                (c)           (c)                (c)     (c)         (c)               (c)
               2000                                (c)           (c)                (c)     (c)         (c)               (c)
      ING PIMCO Total Return
               2004                                191     $10.51 to $11.50       2,116      --    0.75% to 1.35%    2.94% to 3.51%
               2003                                176     $10.21 to $11.11       1,918    4.14    0.75% to 1.35%    2.89% to 3.35%
               2002                                 55         $10.75               593     (c)        0.75%              (c)
               2001                                (c)           (c)                (c)     (c)         (c)               (c)
               2000                                (c)           (c)                (c)     (c)         (c)               (c)
      ING Salomon Brothers Aggressive Growth
               2004                              9,733     $10.37 to $11.74     113,031      --    0.95% to 2.60%    6.69% to 8.40%
               2003                              1,285     $10.77 to $10.83      13,880     (d)    0.95% to 2.55%         (d)
               2002                                (d)           (d)                (d)     (d)         (d)               (d)
               2001                                (d)           (d)                (d)     (d)         (d)               (d)
               2000                                (d)           (d)                (d)     (d)         (d)               (d)
      ING Salomon Brothers Fundamental Value
               2004                                 69     $11.07 to $12.72         809      --    0.75% to 1.35%    6.93% to 7.63%
               2003                                 56     $10.31 to $11.85         600    1.64    0.75% to 1.35%   39.32% to 39.68%
               2002                                  1         $7.41                  9     (c)        0.75%              (c)
               2001                                (c)           (c)                (c)     (c)         (c)               (c)
               2000                                (c)           (c)                (c)     (c)         (c)               (c)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                               Unit Fair                             Expense           Total
                                                                 Value            Net   Investment   Ratio(B)         Return(C)
                                                 Units        (lowest to        Assets    Income    (lowest to       (lowest to
                      Division                  (000's)        highest)         (000's)  Ratio(A)    highest)         highest)
      ---------------------------------------   ------    ------------------   --------  -------  --------------   -----------------
      ING Salomon Brothers Investors Value
               2004                                 57     $10.72 to $12.66    $    651    0.99%   0.75% to 1.35%    8.70% to 9.27%
               2003                                 36     $9.85 to $11.62          362    0.55    0.75% to 1.20%   29.95% to 30.35%
               2002                                 --          $7.61                 4     (c)        0.75%              (c)
               2001                                (c)           (c)                (c)     (c)         (c)               (c)
               2000                                (c)           (c)                (c)     (c)         (c)               (c)
      ING T. Rowe Price Diversified
        Mid Cap Growth
               2004                                 46     $10.61 to $12.94         529      --    0.75% to 1.35%    7.07% to 7.72%
               2003                                 53     $9.78 to $12.04          557     (d)    0.75% to 1.35%         (d)
               2002                                (d)           (d)                (d)     (d)         (d)               (d)
               2001                                (d)           (d)                (d)     (d)         (d)               (d)
               2000                                (d)           (d)                (d)     (d)         (d)               (d)
      ING T. Rowe Price Growth Equity
               2004                                268     $10.51 to $12.51       2,982    0.04    0.75% to 1.35%    8.43% to 8.92%
               2003                                229     $9.68 to $11.51        2,295    0.16    0.75% to 1.20%   29.07% to 29.65%
               2002                                 19      $7.51 to $7.52          144     (c)    0.75% to 0.95%         (c)
               2001                                (c)           (c)                (c)     (c)         (c)               (c)
               2000                                (c)           (c)                (c)     (c)         (c)               (c)
      ING UBS U.S. Large Cap Equity
               2004                                 61     $10.22 to $12.76         674    0.52    0.75% to 2.20%   13.09% to 13.77%
               2003                                 10     $9.02 to $11.25           97     (d)    0.75% to 1.35%         (d)
               2002                                (d)           (d)                (d)     (d)         (d)               (d)
               2001                                (d)           (d)                (d)     (d)         (d)               (d)
               2000                                (d)           (d)                (d)     (d)         (d)               (d)
      ING Van Kampen Comstock
               2004                              8,544     $11.02 to $13.39     103,284      --    0.75% to 2.60%   13.74% to 15.84%
               2003                              3,551     $10.41 to $11.58      37,583    1.07    0.75% to 2.55%   26.33% to 28.66%
               2002                                210      $8.24 to $8.34        1,737     (c)    0.75% to 2.40%         (c)
               2001                                (c)           (c)                (c)     (c)         (c)               (c)
               2000                                (c)           (c)                (c)     (c)         (c)               (c)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                               Unit Fair                             Expense           Total
                                                                 Value            Net   Investment   Ratio(B)         Return(C)
                                                 Units        (lowest to        Assets    Income    (lowest to       (lowest to
                      Division                  (000's)        highest)         (000's)  Ratio(A)    highest)         highest)
      ---------------------------------------   ------    ------------------   --------  -------  --------------   -----------------
      ING Van Kampen Equity and Income
               2004                                 23     $10.37 to $12.57    $    256      --%   0.75% to 1.35%    9.16% to 9.79%
               2003                                  9     $9.50 to $11.48           89      --    0.75% to 1.35%         25.99%
               2002                                 --          $7.54                 2     (c)       0.75%               (c)
               2001                                (c)           (c)                (c)     (c)         (c)               (c)
               2000                                (c)           (c)                (c)     (c)         (c)               (c)
      ING GET U.S. Core Portfolio - Series 1
               2004                             16,487     $10.22 to $10.51     170,855    0.66    1.25% to 3.05%    0.29% to 2.14%
               2003                             21,571     $10.19 to $10.29     220,805     (d)    1.25% to 3.05%         (d)
               2002                                (d)           (d)                (d)     (d)         (d)               (d)
               2001                                (d)           (d)                (d)     (d)         (d)               (d)
               2000                                (d)           (d)                (d)     (d)         (d)               (d)
      ING GET U.S. Core Portfolio - Series 2
               2004                             11,145     $10.05 to $10.29     113,368    0.09    1.25% to 3.05%    0.50% to 2.39%
               2003                             16,692     $10.00 to $10.05     167,331     (d)    1.25% to 3.05%         (d)
               2002                                (d)           (d)                (d)     (d)         (d)               (d)
               2001                                (d)           (d)                (d)     (d)         (d)               (d)
               2000                                (d)           (d)                (d)     (d)         (d)               (d)
      ING GET U.S. Core Portfolio - Series 3
               2004                             14,042     $9.82 to $10.01      139,161      --    1.25% to 3.05%   -1.70% to -0.10%
               2003                                897     $9.99 to $10.00        8,966     (d)    0.95% to 2.55%         (d)
               2002                                (d)           (d)                (d)     (d)         (d)               (d)
               2001                                (d)           (d)                (d)     (d)         (d)               (d)
               2000                                (d)           (d)                (d)     (d)         (d)               (d)
      ING GET U.S. Core Portfolio - Series 4
               2004                              7,380     $10.28 to $10.43      76,373     (e)    1.25% to 3.10%         (e)
               2003                                (e)           (e)                (e)     (e)         (e)               (e)
               2002                                (e)           (e)                (e)     (e)         (e)               (e)
               2001                                (e)           (e)                (e)     (e)         (e)               (e)
               2000                                (e)           (e)                (e)     (e)         (e)               (e)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                              Unit Fair                             Expense            Total
                                                                Value            Net   Investment   Ratio(B)          Return(C)
                                                 Units       (lowest to        Assets    Income    (lowest to        (lowest to
                      Division                  (000's)       highest)         (000's)  Ratio(A)    highest)          highest)
      ---------------------------------------   ------   ------------------   --------  -------  --------------   ------------------
      ING GET U.S. Core Portfolio - Series 5
               2004                              4,121    $10.40 to $10.51    $ 43,088     (e)%   1.25% to 3.10%         (e)
               2003                                (e)          (e)                (e)     (e)         (e)               (e)
               2002                                (e)          (e)                (e)     (e)         (e)               (e)
               2001                                (e)          (e)                (e)     (e)         (e)               (e)
               2000                                (e)          (e)                (e)     (e)         (e)               (e)
      ING GET U.S. Core Portfolio - Series 6
               2004                              5,992    $10.04 to $10.09      60,314     (e)    1.25% to 3.10%         (e)
               2003                                (e)          (e)                (e)     (e)         (e)               (e)
               2002                                (e)          (e)                (e)     (e)         (e)               (e)
               2001                                (e)          (e)                (e)     (e)         (e)               (e)
               2000                                (e)          (e)                (e)     (e)         (e)               (e)
      ING GET U.S. Core Portfolio - Series 7
               2004                                127    $9.99 to $10.00        1,268     (e)    0.95% to 2.20%         (e)
               2003                                (e)          (e)                (e)     (e)         (e)               (e)
               2002                                (e)          (e)                (e)     (e)         (e)               (e)
               2001                                (e)          (e)                (e)     (e)         (e)               (e)
               2000                                (e)          (e)                (e)     (e)         (e)               (e)
      ING VP Worldwide Growth
               2004                              7,951    $6.78 to $11.88       56,073    0.77    0.90% to 2.55%    6.73% to 8.59%
               2003                              7,678     $6.35 to $6.75       50,319      --    0.90% to 2.55%   25.74% to 27.95%
               2002                              5,299     $5.05 to $5.28       27,358    2.00    0.90% to 2.55%  -27.02% to -25.42%
               2001                              2,863     $6.92 to $7.08       20,014      --    0.90% to 2.25%  -20.18% to -19.36%
               2000                                635     $8.72 to $8.78        5,554     (a)         (a)               (a)
      ING VP Balanced
               2004                                259    $11.87 to $12.27       3,120    2.07    0.75% to 1.35%    7.70% to 8.20%
               2003                                109    $11.04 to $11.34       1,231     (d)    0.75% to 1.20%         (d)
               2002                                (d)          (d)                (d)     (d)         (d)               (d)
               2001                                (d)          (d)                (d)     (d)         (d)               (d)
               2000                                (d)          (d)                (d)     (d)         (d)               (d)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                             Unit Fair                             Expense             Total
                                                               Value            Net   Investment   Ratio(B)           Return(C)
                                               Units        (lowest to        Assets    Income    (lowest to         (lowest to
                      Division                (000's)        highest)         (000's)  Ratio(A)    highest)           highest)
      -------------------------------------   ------    ------------------   --------  -------  --------------   -------------------
      ING VP Growth
               2004                               36     $9.42 to $12.16     $    356      --%   0.75% to 1.35%    5.49% to 6.25%
               2003                               32     $8.90 to $11.49          292      --    0.75% to 1.35%   28.61% to 29.11%
               2002                                7          $6.94                46     (c)        0.75%              (c)
               2001                              (c)           (c)                (c)     (c)         (c)               (c)
               2000                              (c)           (c)                (c)     (c)         (c)               (c)
      ING VP Index Plus LargeCap
               2004                           13,139     $9.38 to $12.53      128,155    1.02    0.75% to 2.60%    7.53% to 9.42%
               2003                            6,637     $8.72 to $11.48       59,693    0.49    0.75% to 2.55%   22.64% to 24.90%
               2002                              634      $7.11 to $7.31        4,589    0.15    0.75% to 2.55%  -29.03% to -22.23%
               2001                               87      $9.36 to $9.40          812    2.73    0.95% to 1.90%         (b)
               2000                              (b)           (b)                (b)     (b)         (b)               (b)
      ING VP Index Plus MidCap
               2004                            6,532     $10.84 to $13.68      79,289    0.30    0.75% to 2.60%   13.39% to 15.55%
               2003                            1,784     $10.83 to $11.87      19,893    0.21    0.75% to 2.55%   28.78% to 31.02%
               2002                              692      $8.41 to $8.64        5,909    0.31    0.75% to 2.55%  -14.79 to -12.82%
               2001                               83      $9.87 to $9.91          820     (b)    0.95% to 1.90%         (b)
               2000                              (b)           (b)                (b)     (b)         (b)               (b)
      ING VP Index Plus SmallCap
               2004                            5,386     $11.23 to $14.45      68,985    0.08    0.75% to 2.60%   18.63% to 20.80%
               2003                            1,420     $11.03 to $11.99      16,341    0.06    0.75% to 2.55%   32.47% to 34.83%
               2002                              465      $8.47 to $8.70        4,005    0.36    0.75% to 2.55%  -15.89% to -13.95%
               2001                               67     $10.07 to $10.11         680     (b)    0.95% to 1.90%         (b)
               2000                              (b)           (b)                (b)     (b)         (b)               (b)
      ING VP Intermediate Bond
               2004                           17,871     $10.67 to $11.68     203,365    8.87    0.75% to 2.25%    2.19% to 3.82%
               2003                            6,454     $10.34 to $11.25      71,483    2.15    0.75% to 2.25%    3.69% to 5.14%
               2002                            4,668     $10.58 to $10.69      49,590     (c)    0.80% to 2.25%         (c)
               2001                              (c)           (c)                (c)     (c)         (c)               (c)
               2000                              (c)           (c)                (c)     (c)         (c)               (c)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                              Unit Fair                             Expense           Total
                                                                Value            Net   Investment   Ratio(B)         Return(C)
                                                Units        (lowest to        Assets    Income    (lowest to       (lowest to
                      Division                 (000's)        highest)         (000's)  Ratio(A)    highest)         highest)
      --------------------------------------   ------    ------------------   --------  -------  --------------   -----------------
      ING VP International Equity
               2004                                22     $11.04 to $14.11    $    265    0.87%   0.75% to 1.35%   15.75% to 15.97%
               2003                                18     $9.52 to $12.19          197     (d)    0.75% to 1.00%         (d)
               2002                               (d)           (d)                (d)     (d)         (d)               (d)
               2001                               (d)           (d)                (d)     (d)         (d)               (d)
               2000                               (d)           (d)                (d)     (d)         (d)               (d)
      ING VP Small Company
               2004                               101     $11.58 to $13.37       1,267    0.28    0.75% to 1.35%   12.51% to 13.26%
               2003                                82     $10.26 to $11.84         876    0.19    0.75% to 1.35%   36.25% to 36.64%
               2002                                21      $7.54 to $7.56          156     (c)    0.75% to 0.95%         (c)
               2001                               (c)           (c)                (c)     (c)         (c)               (c)
               2000                               (c)           (c)                (c)     (c)         (c)               (c)
      ING VP Value Opportunity
               2004                               389     $8.38 to $12.48        3,478    0.77    0.75% to 2.55%    7.16% to 9.05%
               2003                               283      $7.82 to $8.18        2,270    0.60    0.75% to 2.55%   21.05% to 23.38%
               2002                               166      $6.46 to $6.63        1,086    0.40    0.75% to 2.55%  -28.22% to -26.66%
               2001                                33      $9.00 to $9.04          298     (b)    0.95% to 1.90%         (b)
               2000                               (b)           (b)                (b)     (b)         (b)               (b)
      ING VP Convertible
               2004                               686     $10.33 to $13.02       8,608    2.47    0.95% to 2.60%    4.94% to 6.63%
               2003                               326     $11.24 to $12.21       3,925    4.96    0.95% to 2.55%   23.73% to 25.88%
               2002                               107      $9.48 to $9.70        1,034    3.17    0.95% to 2.55%   -9.37% to -7.79%
               2001                                18     $10.46 to $10.52         194  (10.36)   0.95% to 2.20%         (b)
               2000                               (b)           (b)                (b)     (b)         (b)               (b)
      ING VP Financial Services
               2004                             1,287     $11.00 to $11.13      14,250     (e)    0.95% to 2.60%         (e)
               2003                               (e)           (e)                (e)     (e)         (e)               (e)
               2002                               (e)           (e)                (e)     (e)         (e)               (e)
               2001                               (e)           (e)                (e)     (e)         (e)               (e)
               2000                               (e)           (e)                (e)     (e)         (e)               (e)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                              Unit Fair                             Expense            Total
                                                                Value            Net   Investment   Ratio(B)          Return(C)
                                                Units        (lowest to        Assets    Income    (lowest to        (lowest to
                      Division                 (000's)        highest)         (000's)  Ratio(A)    highest)          highest)
      --------------------------------------   ------    ------------------   --------  -------  --------------   ------------------
      ING VP Growth and Income
               2004                               139     $12.33 to $13.02    $  1,776    2.11%   0.75% to 1.20%    6.85% to 7.25%
               2003                               143     $11.54 to $12.14       1,723     (d)    0.75% to 1.20%         (d)
               2002                               (d)           (d)                (d)     (d)         (d)               (d)
               2001                               (d)           (d)                (d)     (d)         (d)               (d)
               2000                               (d)           (d)                (d)     (d)         (d)               (d)
      ING VP International Value
               2004                                94     $12.53 to $13.97       1,244    0.90    0.75% to 1.20%   15.70% to 16.13%
               2003                                48     $10.86 to $12.05         534    0.35    0.75% to 1.20%   28.52% to 28.81%
               2002                                 5      $8.45 to $8.47           42     (c)    0.75% to 0.95%         (c)
               2001                               (c)           (c)                (c)     (c)         (c)               (c)
               2000                               (c)           (c)                (c)     (c)         (c)               (c)
      ING VP LargeCap Growth
               2004                               208      $8.64 to $9.14        1,873    3.15    0.95% to 2.55%   9.92% to 11.74%
               2003                               240      $7.86 to $8.18        1,941      --    0.95% to 2.55%   29.70% to 31.72%
               2002                               163      $6.06 to $6.21        1,006    0.48    0.95% to 2.25%  -36.68% to -35.45%
               2001                                56      $9.57 to $9.62          533     (b)    0.95% to 1.90%         (b)
               2000                               (b)           (b)                (b)     (b)         (b)               (b)
      ING VP MagnaCap
               2004                             3,036     $9.42 to $12.00       29,639    1.40    0.90% to 2.55%    6.20% to 7.99%
               2003                             3,033      $8.87 to $9.28       27,551    0.74    0.90% to 2.55%   27.26% to 29.61%
               2002                             1,746      $7.00 to $7.16       12,338    1.02    0.90% to 2.25%  -24.73% to -23.74%
               2001                               579      $9.30 to $9.39        5,402    1.36    0.90% to 2.25%         (b)
               2000                               (b)           (b)                (b)     (b)         (b)               (b)
      ING VP MidCap Opportunities
               2004                             4,282     $7.28 to $12.83       31,955      --    0.75% to 2.25%   10.03% to 10.29%
               2003                                29     $9.82 to $11.66          280      --    0.75% to 1.00%        15.94%
               2002                                 2          $7.24                12     (c)        0.75%              (c)
               2001                               (c)           (c)                (c)     (c)         (c)               (c)
               2000                               (c)           (c)                (c)     (c)         (c)               (c)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                             Unit Fair                             Expense            Total
                                                               Value            Net   Investment   Ratio(B)          Return(C)
                                               Units        (lowest to        Assets    Income    (lowest to        (lowest to
                      Division                (000's)        highest)         (000's)  Ratio(A)    highest)          highest)
      -------------------------------------   ------    ------------------   --------  -------  --------------   -----------------
      ING VP SmallCap Opportunities
               2004                           15,335     $6.62 to $13.09     $103,698      --%   0.75% to 2.25%    7.47% to 9.03%
               2003                           14,450     $6.16 to $12.02       90,453      --    0.75% to 2.25%   35.38% to 37.47%
               2002                            6,553      $4.55 to $4.67       30,118      --    0.75% to 2.25%   -45.05% to -44.14%
               2001                            1,737      $8.28 to $8.36       14,437     (b)    0.90% to 2.25%         (b)
               2000                              (b)           (b)                (b)     (b)         (b)               (b)
      AIM V.I. Capital Appreciation
               2004                                7     $9.95 to $12.17           69      --    0.75% to 1.00%    5.28% to 5.48%
               2003                                8     $9.42 to $11.56           77      --    0.75% to 1.10%        28.24%
               2002                                4          $7.40                27     (c)        0.75%              (c)
               2001                              (c)           (c)                (c)     (c)         (c)               (c)
               2000                              (c)           (c)                (c)     (c)         (c)               (c)
      AIM V.I. Core Equity
               2004                               15     $10.90 to $12.22         162    0.59    0.75% to 1.20%    7.57% to 7.87%
               2003                               17     $10.17 to $11.36         175    0.93    0.75% to 1.00%        23.12%
               2002                                5          $8.26                41     (c)        0.75%              (c)
               2001                              (c)           (c)                (c)     (c)         (c)               (c)
               2000                              (c)           (c)                (c)     (c)         (c)               (c)
      AIM V.I. Dent Demographic Trends
               2004                            6,419     $10.19 to $11.37      67,220      --    0.90% to 2.60%    5.16% to 6.97%
               2003                            5,905     $9.69 to $10.73       58,307      --    0.90% to 2.55%   33.84% to 36.04%
               2002                            1,550      $7.24 to $7.38       11,335      --    0.95% to 2.55%   -34.00% to -32.91%
               2001                              323     $10.97 to $11.00       3,550     (b)    0.95% to 2.25%         (b)
               2000                              (b)           (b)                (b)     (b)         (b)               (b)
      AIM V.I. Financial Services
               2004                            5,209     $10.33 to $11.92      55,511    0.68    0.90% to 2.55%    5.84% to 7.68%
               2003                            5,976     $9.76 to $11.16       59,604    0.67    0.80% to 2.55%   26.26% to 28.50%
               2002                            2,931      $7.73 to $7.92       22,941    1.15    0.90% to 2.55%   -17.15% to -15.76%
               2001                              256      $9.33 to $9.39        2,404    2.70    0.95% to 2.25%         (b)
               2000                              (b)           (b)                (b)     (b)         (b)               (b)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                             Unit Fair                              Expense           Total
                                                               Value            Net   Investment    Ratio(B)         Return(C)
                                               Units        (lowest to        Assets    Income     (lowest to       (lowest to
                      Division                (000's)        highest)         (000's)  Ratio(A)     highest)         highest)
      -------------------------------------   ------    ------------------   --------  -------  --------------   -------------------
      AIM V.I. Growth
               2004                              410     $9.29 to $11.55     $  3,975      --%   0.95% to 2.60%    5.21% to 6.99%
               2003                              302     $8.83 to $10.83        2,729      --    0.95% to 2.55%   27.60% to 29.60%
               2002                              121      $6.92 to $7.06          848      --    0.95% to 2.55%   -32.94% to -31.79%
               2001                               43     $10.32 to $10.35         443    1.09    0.95% to 1.90%         (b)
               2000                              (b)           (b)                (b)     (b)         (b)               (b)
      AIM V.I. Health Sciences
               2004                            9,090     $9.82 to $11.80       92,029      --    0.80% to 2.55%    4.80% to 6.66%
               2003                            9,056     $9.37 to $11.15       86,664      --    0.80% to 2.55%   24.60% to 26.81%
               2002                            4,013      $7.52 to $7.72       30,558      --    0.90% to 2.55%   -26.42% to -24.98%
               2001                            1,052     $10.22 to $10.29      10,790    3.60    0.95% to 2.55%         (b)
               2000                              (b)           (b)                (b)     (b)         (b)               (b)
      AIM V.I. Leisure
               2004                            4,713     $10.86 to $12.18      55,920    0.37    0.95% to 2.60%   10.48% to 12.33%
               2003                            3,232     $10.50 to $10.91      34,410      --    0.95% to 2.55%   25.45% to 27.42%
               2002                              724      $8.39 to $8.47        6,097     (c)    0.95% to 2.25%         (c)
               2001                              (c)           (c)                (c)     (c)         (c)               (c)
               2000                              (c)           (c)                (c)     (c)         (c)               (c)
      AIM V.I. Premier Equity
               2004                               16     $8.81 to $11.82          157      --    0.75% to 1.20%    4.24% to 4.72%
               2003                               19     $8.43 to $11.32          174      --    0.75% to 1.20%   23.61% to 23.83%
               2002                               12      $6.82 to $6.84           80     (c)    0.75% to 0.95%         (c)
               2001                              (c)           (c)                (c)     (c)         (c)               (c)
               2000                              (c)           (c)                (c)     (c)         (c)               (c)
      AIM V.I. Utilities
               2004                            8,709     $8.63 to $13.44       77,551    1.58    0.80% to 2.60%   20.36% to 22.56%
               2003                            3,684      $7.17 to $7.49       26,968    1.62    0.80% to 2.55%   14.54% to 16.49%
               2002                            1,227      $6.26 to $6.43        7,783    1.12    0.95% to 2.55%   -22.62% to -20.91%
               2001                              119      $8.09 to $8.13          964    3.07    0.95% to 1.90%         (b)
               2000                              (b)           (b)                (b)     (b)         (b)               (b)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                              Unit Fair                             Expense            Total
                                                                Value            Net   Investment   Ratio(B)          Return(C)
                                                Units        (lowest to        Assets    Income    (lowest to        (lowest to
                      Division                 (000's)        highest)         (000's)  Ratio(A)    highest)          highest)
      --------------------------------------   ------    ------------------   --------  -------  --------------   ------------------
      AllianceBernstein Growth and Income
               2004                             1,616     $10.10 to $12.13    $ 16,976    0.75%   0.95% to 2.60%   8.49% to 10.22%
               2003                             1,205     $9.31 to $11.04       11,497    0.62    0.95% to 2.55%   28.77% to 30.95%
               2002                               644      $7.23 to $7.40        4,730    3.91    0.95% to 2.55%  -24.45% to -23.00%
               2001                               172      $9.57 to $9.61        1,653     (b)    0.95% to 1.90%         (b)
               2000                               (b)           (b)                (b)     (b)         (b)               (b)
      AllianceBernstein Premier Growth
               2004                               571     $8.14 to $11.32        4,894      --    0.95% to 2.55%    5.58% to 7.36%
               2003                               448     $7.71 to $10.58        3,540      --    0.95% to 2.55%   20.28% to 22.26%
               2002                               322      $6.41 to $6.56        2,094      --    0.95% to 2.55%  -32.66% to -31.52%
               2001                               114      $9.52 to $9.58        1,091     (b)    0.95% to 2.40%         (b)
               2000                               (b)           (b)                (b)     (b)         (b)               (b)
      AllianceBernstein Value
               2004                               864     $10.84 to $12.55      10,410    0.78    0.95% to 2.60%   10.48% to 12.34%
               2003                               605     $10.59 to $11.21       6,560    0.69    0.95% to 2.55%   25.18% to 27.25%
               2002                               315      $8.46 to $8.66        2,709    0.80    0.95% to 2.55%  -15.23% to -13.83%
               2001                                59     $9.98 to $10.05          595     (b)    0.95% to 2.40%         (b)
               2000                               (b)           (b)                (b)     (b)         (b)               (b)
      Fidelity(R) VIP Equity-Income
               2004                            22,427     $10.58 to $12.92     245,414    1.17    0.75% to 2.60%   8.40% to 10.38%
               2003                            14,541     $9.76 to $11.73      145,256    0.47    0.75% to 2.55%   26.75% to 29.08%
               2002                             3,054      $7.70 to $7.91       23,851    1.09    0.75% to 2.55%  -18.95% to -17.69%
               2001                               203      $9.55 to $9.61        1,949     (b)    0.95% to 2.20%         (b)
               2000                               (b)           (b)                (b)     (b)         (b)               (b)
      Fidelity(R) VIP Growth
               2004                            28,601     $8.13 to $11.89      239,959    0.13    0.75% to 2.60%    0.49% to 2.36%
               2003                            22,435     $8.09 to $11.65      185,642    0.03    0.75% to 2.55%   29.23% to 31.57%
               2002                             3,655      $6.26 to $6.43       23,212    0.02    0.90% to 2.55%  -32.32% to -30.79%
               2001                                75      $9.25 to $9.29          693     (b)    0.95% to 1.90%         (b)
               2000                               (b)           (b)                (b)     (b)         (b)               (b)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                              Unit Fair                             Expense           Total
                                                                Value            Net   Investment   Ratio(B)         Return(C)
                                                Units        (lowest to        Assets    Income    (lowest to       (lowest to
                      Division                 (000's)        highest)         (000's)  Ratio(A)    highest)         highest)
      --------------------------------------   ------    ------------------   --------  -------  --------------   -----------------
      Fidelity(R) VIP Contrafund(R)
                2004                            3,777     $10.75 to $13.24      46,859    0.15    0.75% to 2.60%   12.23% to 14.31%
                2003                            1,945     $10.63 to $11.62      21,313    0.13    0.75% to 2.55%   25.06% to 27.26%
                2002                              513      $8.50 to $8.73        4,438    0.37    0.75% to 2.55%  -12.19% to -10.28%
                2001                              122      $9.68 to $9.73        1,183     (b)    0.95% to 1.90%         (b)
                2000                              (b)           (b)                (b)     (b)         (b)               (b)
      Fidelity(R) VIP Overseas
                2004                               33     $12.59 to $14.14    $    458    0.76%   0.75% to 1.35%   12.22% to 12.41%
                2003                               69     $11.20 to $12.60         860      --    0.75% to 1.00%        41.95%
                2002                                1          $7.89                 9     (c)        0.75%              (c)
                2001                              (c)           (c)                (c)     (c)         (c)               (c)
                2000                              (c)           (c)                (c)     (c)         (c)               (c)
      Franklin Small Cap Value Securities
                2004                               69     $14.39 to $14.94       1,018    0.16    0.75% to 1.35%   22.57% to 22.82%
                2003                               20     $11.74 to $11.79         236      --    0.75% to 0.95%   30.88% to 31.15%
                2002                                2      $8.97 to $8.99           17     (c)    0.75% to 0.95%         (c)
                2001                              (c)           (c)                (c)     (c)         (c)               (c)
                2000                              (c)           (c)                (c)     (c)         (c)               (c)
      ING Goldman Sachs(R) Capital Growth
                2004                                1     $12.12 to $12.15           9     (e)    1.00% to 1.20%         (e)
                2003                              (e)           (e)                (e)     (e)         (e)               (e)
                2002                              (e)           (e)                (e)     (e)         (e)               (e)
                2001                              (e)           (e)                (e)     (e)         (e)               (e)
                2000                              (e)           (e)                (e)     (e)         (e)               (e)
      Greenwich Appreciation
                2004                               34     $18.29 to $18.53         626    1.09    1.25% to 1.40%    7.27% to 7.42%
                2003                               39     $17.05 to $17.25         663    0.64    1.25% to 1.40%   22.84% to 23.04%
                2002                               42     $13.88 to $14.02         589    1.50    1.25% to 1.40%  -18.69% to -18.58%
                2001                               42     $17.07 to $17.22         723    1.15    1.25% to 1.40%  -5.32% to -5.18%
                2000                               46     $18.03 to $18.16         831     (a)         (a)               (a)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                              Unit Fair                             Expense           Total
                                                                Value            Net   Investment   Ratio(B)         Return(C)
                                                 Units       (lowest to        Assets    Income    (lowest to       (lowest to
                      Division                  (000's)       highest)         (000's)  Ratio(A)    highest)         highest)
      ---------------------------------------   ------   ------------------   --------  -------  --------------   -----------------
      Janus Aspen Series Balanced
               2004                                381    $11.10 to $11.69    $  4,286    2.15%   0.75% to 1.20%    6.97% to 7.47%
               2003                                427    $10.36 to $10.91       4,464    2.30    0.75% to 1.20%   12.49% to 12.86%
               2002                                 54     $9.21 to $9.25          496     (c)    0.75% to 1.10%         (c)
               2001                                (c)          (c)                (c)     (c)         (c)               (c)
               2000                                (c)          (c)                (c)     (c)         (c)               (c)
      Janus Aspen Series Flexible Income
               2004                                153    $10.55 to $11.92       1,768    5.99    0.75% to 1.20%    2.43% to 2.94%
               2003                                165    $10.30 to $11.58       1,873    4.27    0.75% to 1.20%    5.02% to 5.37%
               2002                                 26    $10.97 to $10.99         283     (c)    0.75% to 0.95%         (c)
               2001                                (c)          (c)                (c)     (c)         (c)               (c)
               2000                                (c)          (c)                (c)     (c)         (c)               (c)
      Janus Aspen Series Growth
               2004                                 75    $9.60 to $12.03          752      --    0.75% to 1.10%    3.11% to 3.41%
               2003                                103    $9.31 to $11.66        1,007      --    0.75% to 1.20%   30.03% to 30.46%
               2002                                 27         $7.19               192     (c)        0.75%              (c)
               2001                                (c)          (c)                (c)     (c)         (c)               (c)
               2000                                (c)          (c)                (c)     (c)         (c)               (c)
      Janus Aspen Series Worldwide Growth
               2004                                760    $8.28 to $12.00        6,719    0.89    0.75% to 2.55%    1.85% to 3.76%
               2003                                856    $8.13 to $11.60        7,200    0.84    0.75% to 2.55%   20.44% to 22.66%
               2002                                515     $6.75 to $6.93        3,534    0.52    0.75% to 2.55%   -27.58% to 26.20%
               2001                                139     $9.32 to $9.39        1,298    0.33    0.95% to 2.40%         (b)
               2000                                (b)          (b)                (b)     (b)         (b)               (b)
      Colonial Small Cap Value
               2004                             14,445    $16.50 to $16.78     240,424    0.50    1.25% to 2.25%   19.83% to 21.00%
               2003                              2,966    $13.77 to $13.87      40,999     (d)    1.25% to 2.25%         (d)
               2002                                (d)          (d)                (d)     (d)         (d)               (d)
               2001                                (d)          (d)                (d)     (d)         (d)               (d)
               2000                                (d)          (d)                (d)     (d)         (d)               (d)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                              Unit Fair                             Expense             Total
                                                                Value            Net   Investment   Ratio(B)           Return(C)
                                                Units        (lowest to        Assets    Income    (lowest to         (lowest to
                      Division                 (000's)        highest)         (000's)  Ratio(A)    highest)           highest)
      --------------------------------------   ------    ------------------   --------  -------  --------------   ------------------
      Liberty Asset Allocation
               2004                                46     $12.91 to $13.00    $    601    2.33%   1.40% to 1.80%    8.03% to 8.42%
               2003                                50     $11.95 to $11.99         601     (d)    1.40% to 1.80%         (d)
               2002                               (d)           (d)                (d)     (d)         (d)               (d)
               2001                               (d)           (d)                (d)     (d)         (d)               (d)
               2000                               (d)           (d)                (d)     (d)         (d)               (d)
      Liberty Equity
               2004                                73      $8.30 to $8.53          618    0.63    1.40% to 1.90%    5.46% to 6.09%
               2003                                81      $7.87 to $8.04          648    0.35    1.40% to 1.90%   21.83% to 22.37%
               2002                                75      $6.46 to $6.57          487    0.23    1.40% to 1.90%  -29.17% to -28.66%
               2001                                88      $9.12 to $9.21          807      --    1.40% to 1.80%  -19.72% to -19.28%
               2000                                94     $11.36 to $11.41       1,071     (a)         (a)               (a)
      Liberty Federal Securities
               2004                                 9     $10.29 to $10.37          90    5.65    1.40% to 1.80%    2.38% to 2.78%
               2003                                 9     $10.07 to $10.09          87     (d)    1.40% to 1.70%         (d)
               2002                               (d)           (d)                (d)     (d)         (d)               (d)
               2001                               (d)           (d)                (d)     (d)         (d)               (d)
               2000                               (d)           (d)                (d)     (d)         (d)               (d)
      Liberty Small Company Growth
               2004                                 5     $16.36 to $16.47          81      --    1.40% to 1.80%    9.50% to 9.95%
               2003                                 5     $14.94 to $14.98          75     (d)    1.40% to 1.80%         (d)
               2002                               (d)           (d)                (d)     (d)         (d)               (d)
               2001                               (d)           (d)                (d)     (d)         (d)               (d)
               2000                               (d)           (d)                (d)     (d)         (d)               (d)
      Oppenheimer Global Securities
               2004                               555     $12.69 to $14.76       7,640    0.85    0.75% to 1.35%   17.33% to 18.03%
               2003                               257     $10.80 to $12.54       2,901    0.19    0.75% to 1.35%   41.36% to 41.72%
               2002                                27      $7.64 to $7.67          205     (c)    0.75% to 1.10%         (c)
               2001                               (c)           (c)                (c)     (c)         (c)               (c)
               2000                               (c)           (c)                (c)     (c)         (c)               (c)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                             Unit Fair                             Expense             Total
                                                               Value            Net   Investment   Ratio(B)           Return(C)
                                               Units        (lowest to        Assets    Income    (lowest to         (lowest to
                      Division                (000's)        highest)         (000's)  Ratio(A)    highest)           highest)
      -------------------------------------   ------    ------------------   --------  -------  --------------   -------------------
      Oppenheimer Strategic Bond
               2004                              124     $11.66 to $13.35    $  1,496    4.37%   0.75% to 1.35%    6.97% to 7.66%
               2003                               60     $10.90 to $12.40         702    0.56    0.75% to 1.35%   15.90% to 16.21%
               2002                                2     $10.65 to $10.67          16     (c)    0.75% to 0.95%         (c)
               2001                              (c)           (c)                (c)     (c)         (c)               (c)
               2000                              (c)           (c)                (c)     (c)         (c)               (c)
      PIMCO StocksPLUS Growth and Income
               2004                           15,361     $10.67 to $11.77     171,023    1.61    0.80% to 2.25%    8.32% to 9.90%
               2003                           18,658     $9.85 to $10.71      190,536    2.08    0.80% to 2.25%   27.43% to 29.35%
               2002                           22,790      $7.73 to $8.28      181,637    2.69    0.80% to 2.25%   -22.00% to -20.84%
               2001                           23,718     $9.91 to $10.46      241,065    4.22    0.80% to 2.25%   -13.15% to -12.17%
               2000                           22,158     $11.56 to $11.91     258,484     (a)         (a)               (a)
      Pioneer Equity-Income VCT
               2004                              139     $11.45 to $13.04       1,659    1.95    0.75% to 1.35%   14.47% to 15.22%
               2003                               99     $9.98 to $11.35        1,010    2.02    0.75% to 1.35%   20.97% to 21.38%
               2002                               22      $8.27 to $8.28          179     (c)    0.75% to 0.95%         (c)
               2001                              (c)           (c)                (c)     (c)         (c)               (c)
               2000                              (c)           (c)                (c)     (c)         (c)               (c)
      Pioneer Fund VCT
               2004                            8,483     $9.55 to $12.55       83,525    0.96    0.75% to 2.60%   8.03% to 10.17%
               2003                            6,927     $8.84 to $11.43       62,533    0.87    0.75% to 2.55%   20.27% to 22.55%
               2002                            2,697      $7.35 to $7.54       20,064    1.08    0.80% to 2.55%   -21.47% to -19.87%
               2001                              243      $9.36 to $9.41        2,275    0.91    0.95% to 1.90%         (b)
               2000                              (b)           (b)                (b)     (b)         (b)               (b)
      Pioneer Mid-Cap Value VCT
               2004                           32,284     $14.34 to $15.51     485,700    0.29    0.75% to 2.25%   19.08% to 20.83%
               2003                           15,149     $11.94 to $12.84     190,493    0.17    0.75% to 2.25%   33.98% to 36.16%
               2002                            5,685      $9.27 to $9.43       53,062    0.56    0.75% to 2.25%   -13.36% to -12.03%
               2001                              480     $10.70 to $10.72       5,139     (b)    1.25% to 2.25%         (b)
               2000                              (b)           (b)                (b)     (b)         (b)               (b)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                             Unit Fair                             Expense             Total
                                                               Value            Net   Investment   Ratio(B)           Return(C)
                                               Units        (lowest to        Assets    Income    (lowest to         (lowest to
                      Division                (000's)        highest)         (000's)  Ratio(A)    highest)           highest)
      -------------------------------------   ------    ------------------   --------  -------  --------------   -------------------
      Pioneer Small Company VCT
               2004                              743     $10.37 to $11.89    $  7,982      --%   0.95% to 2.60%   10.32% to 12.17%
               2003                              664     $9.40 to $10.61        6,391      --    0.95% to 2.55%   22.08% to 23.95%
               2002                              437      $7.70 to $7.89        3,417    0.03    0.95% to 2.55%   -19.29% to -17.90%
               2001                               98      $9.54 to $9.61          938     (b)    0.95% to 2.55%         (b)
               2000                              (b)           (b)                (b)     (b)         (b)               (b)
      ProFund VP Bull
               2004                           12,090     $8.49 to $11.71      106,145      --    0.90% to 2.55%    6.22% to 7.89%
               2003                           10,431      $8.04 to $8.37       85,664      --    0.90% to 2.40%   22.83% to 24.55%
               2002                            4,706      $6.57 to $6.72       31,265      --    0.90% to 2.25%   -25.68% to -24.66%
               2001                            2,316      $8.84 to $8.92       20,583     (b)    1.25% to 2.25%         (b)
               2000                              (b)           (b)                (b)     (b)         (b)               (b)
      ProFund VP Europe 30
               2004                            4,033     $8.94 to $13.58       37,237    0.12    0.90% to 2.60%   11.47% to 13.25%
               2003                            3,999     $8.02 to $12.09       32,874    0.13    0.90% to 2.55%   35.74% to 37.54%
               2002                            2,589      $5.96 to $6.10       15,627      --    0.90% to 2.25%   -27.49% to -26.42%
               2001                              764      $8.22 to $8.29        6,312     (b)    0.90% to 2.25%         (b)
               2000                              (b)           (b)                (b)     (b)         (b)               (b)
      ProFund VP Rising Rates Opportunity
               2004                            6,392      $8.10 to $8.66       52,378      --    0.95% to 2.60%   -13.18% to -11.73%
               2003                            2,457      $9.33 to $9.38       22,975     (d)    0.95% to 2.55%         (d)
               2002                              (d)           (d)                (d)     (d)         (d)               (d)
               2001                              (d)           (d)                (d)     (d)         (d)               (d)
               2000                              (d)           (d)                (d)     (d)         (d)               (d)
      ProFund VP Small Cap
               2004                           12,755     $11.12 to $12.70     147,644      --    0.90% to 2.60%   13.82% to 15.68%
               2003                           12,620     $9.84 to $11.07      127,245      --    0.90% to 2.55%   39.52% to 41.54%
               2002                            5,371      $7.11 to $7.27       38,612      --    0.90% to 2.25%   -24.20% to -23.15%
               2001                            2,118      $9.38 to $9.46       19,968     (b)    1.25% to 2.25%         (b)
               2000                              (b)           (b)                (b)     (b)         (b)               (b)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                            Unit Fair                              Expense            Total
                                                               Value            Net   Investment   Ratio(B)          Return(C)
                                               Units        (lowest to        Assets    Income    (lowest to        (lowest to
                      Division                (000's)        highest)         (000's)  Ratio(A)    highest)          highest)
      -------------------------------------   ------    ------------------   --------  -------  --------------   -------------------
      Jennison
               2004                           11,562     $5.57 to $11.46     $ 67,085    0.04%   0.90% to 2.60%    6.50% to 8.29%
               2003                           10,879      $5.23 to $5.56       58,724      --    0.90% to 2.55%   26.33% to 28.41%
               2002                            8,904      $4.14 to $4.33       37,748      --    0.90% to 2.55%   -33.33% to -31.81%
               2001                            7,335      $6.21 to $6.35       45,991      --    0.90% to 2.25%   -20.20% to -19.62%
               2000                              987      $7.82 to $7.85        7,732     (a)         (a)               (a)
      SP William Blair International Growth
               2004                           16,960     $6.15 to $13.44      108,380      --    0.90% to 2.55%   13.05% to 15.16%
               2003                           12,262     $5.44 to $11.78       68,613      --    0.90% to 2.55%   35.66% to 37.98%
               2002                            3,751      $4.01 to $4.16       15,341      --    0.90% to 2.55%   -25.05% to -23.53%
               2001                            2,097      $5.35 to $5.44       11,310    0.24    0.90% to 2.25%   -37.19% to -36.52%
               2000                              318      $8.55 to $8.57        2,720     (a)         (a)               (a)
      Putnam VT Discovery Growth
               2004                              363     $8.06 to $10.93        3,031      --    0.95% to 2.55%    4.81% to 6.50%
               2003                              403      $7.69 to $8.00        3,173      --    0.95% to 2.55%   28.60% to 30.72%
               2002                              271      $5.98 to $6.12        1,645      --    0.95% to 2.55%   -31.34% to -30.22%
               2001                               66      $8.71 to $8.77          577     (b)    0.95% to 2.40%         (b)
               2000                              (b)           (b)                (b)     (b)         (b)               (b)
      Putnam VT Growth and Income
               2004                              324     $9.80 to $12.30        3,362    1.62    0.95% to 2.55%   8.29% to 10.08%
               2003                              338      $9.05 to $9.62        3,201    1.40    0.95% to 2.55%   24.31% to 26.25%
               2002                              220      $7.28 to $7.62        1,662    1.62    0.95% to 2.55%   -21.30% to -19.79%
               2001                               48      $9.25 to $9.50          455     (b)    0.95% to 2.20%         (b)
               2000                              (b)           (b)                (b)     (b)         (b)               (b)
      Putnam VT International Growth and
        Income
               2004                              278     $12.54 to $14.31       3,609    1.26    0.95% to 2.55%   17.86% to 19.78%
               2003                              394     $10.64 to $11.07       4,299    1.40    0.95% to 2.55%   34.51% to 36.67%
               2002                              371      $7.91 to $8.10        2,981    0.28    0.95% to 2.55%   -16.21% to -14.65%
               2001                               64      $9.44 to $9.49          604     (b)    0.95% to 1.90%         (b)
               2000                              (b)           (b)                (b)     (b)         (b)               (b)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                             Unit Fair                             Expense             Total
                                                               Value            Net   Investment   Ratio(B)           Return(C)
                                               Units        (lowest to        Assets    Income    (lowest to         (lowest to
                      Division                (000's)        highest)         (000's)  Ratio(A)    highest)           highest)
      -------------------------------------   ------    ------------------   --------  -------  --------------   -------------------
      Smith Barney High Income
               2004                               17     $15.44 to $15.67    $    265    7.33%   1.25% to 1.40%    8.89% to 9.05%
               2003                               22     $14.18 to $14.37         308    6.70    1.25% to 1.40%   25.71% to 25.94%
               2002                               28     $11.28 to $11.41         319  2 4.02    1.25% to 1.40%   -4.57% to -4.44%
               2001                               31     $11.82 to $11.94         370  1 2.01    1.25% to 1.40%   -5.14% to -4.94%
               2000                               36     $12.46 to $12.56         446     (a)         (a)               (a)
      Smith Barney International
        All Cap Growth
               2004                               17     $12.88 to $13.07         214    0.92    1.25% to 1.40%   16.14% to 16.38%
               2003                               20     $11.09 to $11.23         221    0.95    1.25% to 1.40%   25.74% to 25.90%
               2002                               23      $8.82 to $8.92          201    0.95    1.25% to 1.40%   -26.74% to -26.64%
               2001                               25     $12.04 to $12.16         300      --    1.25% to 1.40%   -32.13% to -32.03%
               2000                               26     $17.74 to $17.89         455     (a)         (a)               (a)
      Smith Barney Large Cap Value
               2004                               22     $19.34 to $19.62         422    1.93    1.25% to 1.40%    9.08% to 9.24%
               2003                               23     $17.73 to $17.96         405    1.55    1.25% to 1.40%   25.83% to 25.95%
               2002                               26     $14.09 to $14.26         371    3.74    1.25% to 1.40%   -26.46% to -26.30%
               2001                               29     $19.16 to $19.35         563    1.39    1.25% to 1.40%   -9.45% to -9.33%
               2000                               33     $21.16 to $21.34         692     (a)         (a)               (a)
      Smith Barney Money Market
               2004                                3          $12.37               37      --       1.40%              -0.56%
               2003                                4          $12.44               50    1.04       1.40%              -0.72%
               2002                               11     $12.53 to $12.68         143    1.30    1.25% to 1.40%   -0.16% to 0.00%
               2001                               17     $12.55 to $12.68         221    3.49    1.25% to 1.40%    2.28% to 2.42%
               2000                               13     $12.27 to $12.38         156     (a)         (a)               (a)
      UBS U.S. Allocation
               2004                              595     $9.38 to $12.00        5,827    0.75    0.95% to 2.55%    7.57% to 9.37%
               2003                              511     $8.72 to $11.01        4,584    0.49    0.95% to 2.55%   24.22% to 26.15%
               2002                              217      $7.02 to $7.19        1,548    0.45    0.95% to 2.55%   -25.08% to -23.67%
               2001                               84      $9.37 to $9.42          787     (b)    0.95% to 2.20%         (b)
               2000                              (b)           (b)                (b)     (b)         (b)               (b)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                               Unit Fair                             Expense           Total
                                                                 Value            Net   Investment   Ratio(B)         Return(C)
                                                 Units        (lowest to        Assets    Income    (lowest to       (lowest to
                      Division                  (000's)        highest)         (000's)  Ratio(A)    highest)         highest)
      ---------------------------------------   ------    ------------------   --------  -------  --------------   -----------------
      Wells Fargo VT Asset Allocation
               2004                                166     $11.27 to $11.37    $  1,880    2.52%   1.40% to 2.10%        7.21%
               2003                                  2         $10.54                25     (d)        1.90%              (d)
               2002                                (d)           (d)                (d)     (d)         (d)               (d)
               2001                                (d)           (d)                (d)     (d)         (d)               (d)
               2000                                (d)           (d)                (d)     (d)         (d)               (d)
      Wells Fargo VT Equity Income
               2004                                 75     $11.68 to $11.78         882    1.79    1.40% to 2.10%        8.93%
               2003                                  1         $10.75                11     (d)       1.90%               (d)
               2002                                (d)           (d)                (d)     (d)         (d)               (d)
               2001                                (d)           (d)                (d)     (d)         (d)               (d)
               2000                                (d)           (d)                (d)     (d)         (d)               (d)
      Wells Fargo VT Equity Value
               2004                                 18     $11.69 to $11.75         211     (e)    1.65% to 2.10%         (e)
               2003                                (e)           (e)                (e)     (e)         (e)               (e)
               2002                                (e)           (e)                (e)     (e)         (e)               (e)
               2001                                (e)           (e)                (e)     (e)         (e)               (e)
               2000                                (e)           (e)                (e)     (e)         (e)               (e)
      Wells Fargo VT Large Company Growth
               2004                                218     $10.37 to $10.46       2,266      --    1.40% to 2.10%        1.27%
               2003                                  3         $10.26                34     (d)       1.90%               (d)
               2002                                (d)           (d)                (d)     (d)         (d)               (d)
               2001                                (d)           (d)                (d)     (d)         (d)               (d)
               2000                                (d)           (d)                (d)     (d)         (d)               (d)
      Wells Fargo VT Money Market
               2004                                 38      $9.82 to $9.85          369     (e)    1.90% to 2.10%         (e)
               2003                                (e)           (e)                (e)     (e)         (e)               (e)
               2002                                (e)           (e)                (e)     (e)         (e)               (e)
               2001                                (e)           (e)                (e)     (e)         (e)               (e)
               2000                                (e)           (e)                (e)     (e)         (e)               (e)


Separate Account B of
ING USA Annuity and Life Insurance Company
(formerly Golden American Life Insurance Company Separate Account B)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                               Unit Fair                             Expense           Total
                                                                 Value            Net   Investment   Ratio(B)         Return(C)
                                                 Units        (lowest to        Assets    Income    (lowest to       (lowest to
                      Division                  (000's)        highest)         (000's)  Ratio(A)    highest)         highest)
      ---------------------------------------   ------    ------------------   --------  -------  --------------   -----------------
      Wells Fargo VT Small Cap Growth
               2004                                 48     $11.85 to $11.95    $    569      --%   1.40% to 2.10%        11.65%
               2003                                  1         $10.64                7      (d)        1.90%              (d)
               2002                                (d)           (d)                (d)     (d)         (d)               (d)
               2001                                (d)           (d)                (d)     (d)         (d)               (d)
               2000                                (d)           (d)                (d)     (d)         (d)               (d)
      Wells Fargo VT Total Return Bond
               2004                                 47     $10.35 to $10.43         484     (e)    1.40% to 2.10%         (e)
               2003                                (e)           (e)                (e)     (e)         (e)               (e)
               2002                                (e)           (e)                (e)     (e)         (e)               (e)
               2001                                (e)           (e)                (e)     (e)         (e)               (e)
               2000                                (e)           (e)                (e)     (e)         (e)               (e)

(a)   Not provided for 2000.
(b) As investment Division was not available until 2001, this data is not meaningful and is therefore not presented.
(c) As investment Division was not available until 2002, this data is not meaningful and is therefore not presented.
(d) As investment Division was not available until 2003, this data is not meaningful and is therefore not presented.
(e) As investment Division was not available until 2004, this data is not meaningful and is therefore not presented.

(A) The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
(B) The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, as defined in
      Note 3. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
(C) Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

                      PART C -- OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS

FINANCIAL STATEMENTS

(a) (1) All financial statements are included in the Prospectus or the Statement of Additional Information as indicated therein
    (2) Schedules I and IV follow. All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are omitted because they are not applicable or because the information is included elsewhere in the consolidated financial statements or notes thereto.


                   ING USA ANNUITY AND LIFE INSURANCE COMPANY,

   (A WHOLLY-OWNED SUBSIDIARY OF LION CONNECTICUT HOLDINGS INC.)

                            Schedule I

   Summary of Investments - Other than Investments in Affiliates

                      As of December 31, 2004

                           (In Millions)


                                                                                                      AMOUNT
                                                                                                     SHOWN ON
TYPE OF INVESTMENTS                                                   COST         VALUE*          BALANCE SHEET
                                                               ---------------- ----------------- ----------------
Fixed maturities:
   U.S. government and government agencies and authorities        $464.0           $   464.7        $    464.7
   State, municipalities and political subdivisions                 20.7                19.9              19.9
   Public utilities securities                                   1,796.9             1,866.4           1,866.4
   Other U.S. corporate securities                               6,292.4             6,513.2           6,513.2
   Foreign securities (1)                                        3,090.1             3,198.3           3,198.3
   Residential mortgage-backed securities                        3,440.3             3,461.8           3,461.8
   Commercial mortgage-backed securities                         1,107.8             1,139.7           1,139.7
   Other asset-backed securities                                 1,934.2             1,933.8           1,933.8
                                                                 ---------------- ----------------- ----------------

  Total fixed maturities, including fixed maturities          $ 18,146.4           $18,597.8         $18,597.8
     pledged                                                  ================    ================= ================


Total equity securities                                       $     34.8           $    35.3         $    35.3
                                                              ===============     ================= ================

Mortgage loans                                                $  3,851.8          $   3,969.4        $  3,851.8
Policy loans                                                       169.0                169.0             169.0
Other investments                                                  228.8                229.0             228.8
                                                             ----------------     ----------------- ----------------

      Total investments                                      $  22,430.8          $  23,000.5        $ 22,882.7
                                                             ================    ================= ================


*  See Notes 2 and 3 of Notes to Financial Statements.

(1)The term "foreign" includes foreign governments, foreign political subdivisions, foreign public utilities and all other bonds of foreign issuers. Substantially all of the Company's foreign securities are denominated in U.S. dollars.

                  ING USA ANNUITY AND LIFE INSURANCE COMPANY,
         (A WHOLLY-OWNED SUBSIDIARY OF LION CONNECTICUT HOLDINGS INC.)

                                  Schedule IV
                            Reinsurance Information

        As of and for the years ended December 31, 2004, 2003 and 2002
                                 (In Millions)


                                                                                                   PERCENTAGE OF
                                           GROSS         CEDED         ASSUMED          NET        ASSUMED TO NET
                                       -------------- -------------  ------------- -------------- -----------------
YEAR ENDED DECEMBER 31, 2004
Life insurance in force                 $     7,405.6  $     906.0   $          -   $     6,449.6  $           0.0%

Premiums:
    Life insurance                               25.0          2.2              -            22.8
    Accident and health insurance                 0.4          0.4              -              -
                                        -------------- -------------  ------------- --------------
Total premiums                          $        25.4  $       2.6    $         -    $       22.8
                                        ============== =============  ============= ==============

YEAR ENDED DECEMBER 31, 2003

Life insurance in force                 $     8,001.4  $   1,209.4   $          -    $    6,792.0              0.0%
Premiums:
    Life insurance                               27.4          1.4              -            26.0
    Accident and health insurance                 0.2          0.2              -              -
                                       -------------- -------------  ------------- --------------
Total premiums                          $        27.6          1.6              -            26.0
                                       ============== =============  ============= ==============


YEAR ENDED DECEMBER 31, 2002

Life insurance in force                 $     8,722.9  $   1,370.5   $          -    $    7,352.4              0.0%

Premiums:
    Life insurance                               38.4          1.6              -           36.8
    Accident and health insurance                 0.2          0.2              -             -
                                       -------------- -------------  ------------- --------------
Total premiums                          $        38.6  $       1.8   $          -    $      36.8
                                       ============== =============  ============= ==============


EXHIBITS

(b)

(1) Resolution of the board of directors of Depositor authorizing the establishment of the Registrant (1)

(2)    Not applicable

(3)(a) Distribution Agreement between the Depositor and Directed
       Services, Inc. (1)
   (b) Dealers Agreement. (1)
   (c) Organizational Agreement (1)
   (d) Assignment Agreement for Organizational Agreement. (1)
   (e) Amendment to the Distribution Agreement between ING USA and DSI. (6)

(4)(a) Individual Deferred Combination Variable and Fixed Annuity Contract (1)
(4)(b) Group Deferred Combination Variable and Fixed Annuity Certificate (1)
(4)(c) Individual Deferred Variable Annuity Contract (1)
(4)(d) 403(b) Retirement Annuity Rider (4)
(4)(e) Individual Retirement Annuity Rider (4)
(4)(f) Simple Retirement Account Rider (4)
(4)(g) ROTH Individual Retirement Annuity Rider (4)
(4)(h) Company Address and Name Change Endorsement. (5)

(5)(a) Individual Deferred Combination Variable and Fixed
        Annuity Application (4)
(5)(b) Group Deferred Combination Variable and Fixed Annuity
        Enrollment Form (1)

(6)(a) Amended and Restated Articles of Incorporation of
       ING USA Annuity and Life Insurance Company, dated (01/01/04). (5)
   (b) Amended and Restated By-Laws of ING USA annuity and Life
       Insurance Company, dated (01/01/04). (5)
   (c) Resolution of the board of directors for Powers of Attorney, dated (04/23/99) (1)
   (d) Articles of Merger and Agreement and Plan of Merger of
       USGALC, ULAIC, ELICI into GALIC and renamed ING USA Annuity and Life Insurance Company, dated (06/25/03). (5)

(7)    Not applicable

(8)(a) Service Agreement between Golden American and Directed Services, Inc. (1)
   (b) Form of Participation Agreement between Golden American and ProFunds (1)
   (c) Participation Agreement between Golden American and ING Variable Products Trust (3)
   (d) Participation Agreement between Golden American and ING Variable Insurance Trust (3)
   (e) Participation Agreement between Golden American and AIM Variable Insurance Funds, Inc. (3)
   (f) Participation Agreement between Golden American and Fidelity Distributors Corporation (3)


(9)    Opinion and Consent of James A. Shuchart

(10)(a)  Consent of Independent Registered Public Accounting Firm
    (b) Consent of James A. Shuchart, incorporated in Item 9 of this Part C, together with the Opinion of James A. Shuchart.

(11)   Not applicable

(12)   Not applicable

(13)   Powers of Attorney (7)

----------------------------

(1) Incorporated herein by reference to Item 24(b)(1) of Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on June 24, 2000 (File Nos. 333-33914, 811-5626).

(2) Incorporated herein by reference to Item 24(b)(13) of Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on or about April 24, 2001 (File Nos. 333-33914, 811-5626).

(3) Incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on or about April 26, 2002 (File Nos. 033-23351, 811-5626).

(4) Incorporated herein by reference to Item 24(b)(4)(h) of Post-Effective Amendment No. 34 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-5626).

(5) Incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 13, 2004 (File Nos. 333-28679, 811-5626).

(6) Incorporated herein by reference to Post-Effective Amendment No. 26 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 13, 2004 (File Nos. 333-28755, 811-5626).

(7) Incorporated herein by reference to Registration Statement on Form S-2 for ING Insurance Company of America Guaranteed Account, as filed with the Securities and Exchange Commission on April 7, 2005 (File No. 333-49581).


ITEM 25:  DIRECTORS AND OFFICERS OF THE DEPOSITOR

                           Principal                    Position(s)
Name                    Business Address                with Depositor
----                    ----------------                --------------

Harry N. Stout         1475 Dunwoody Drive
                       West Chester, PA  19380          President


Jacques de Vaucleroy   5780 Powers Ferry Road
                       Atlanta, GA  30327-4390          Director


Catherine H. Smith     151 Farmington Avenue
                       Hartford, CT  06156              Director



Boyd G. Combs          5780 Powers Ferry Road
                       Atlanta, GA  30327-4390          Senior Vice President


Shaun P. Mathews       151 Farmington Avenue
                       Hartford, CT  06156              Senior Vice President



James R. Gelder        20 Washington Avenue South
                       Minneapolis, MN  55402           Senior Vice President


James R. McInnis       1475 Dunwoody Drive
                       West Chester, PA  19380          Senior Vice President


Stephen J. Preston     1475 Dunwoody Drive
                       West Chester, PA  19380          Senior Vice President


Kathleen A. Murphy     5780 Powers Ferry Road
                       Atlanta, GA  30327-4390          Director


Thomas J. McInerney    5780 Powers Ferry Road
                       Atlanta, GA  30327-4390          Director and Chairman


Andrew D. Chua         1290 Broadway                    President, ING
                       Denver, CO  80203                Institutional Markets


David A. Wheat                                          Chief Financial Officer,
                       5780 Powers Ferry Road           Director and Senior Vice
                       Atlanta, GA  30327-4390          President

Roger W. Fisher        5780 Powers Ferry Road           Vice President and Chief
                       Atlanta, GA  30327-4390          Accounting Officer


David L. Jacobson      1475 Dunwoody Drive              Vice President, Chief
                       West Chester, PA  19380          Compliance Officer and
                                                        Assistant Secretary

David S. Pendergrass   5780 Powers Ferry Road           Vice President and
                       Atlanta, GA  30327-4390          Treasurer


Paula Cludray-Engelke  20 Washington Avenue South
                       Minneapolis, MN  55402           Secretary

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The following persons control or are under common control with the Depositor:

DIRECTED SERVICES, INC. ("DSI") - This corporation is a general business corporation organized under the laws of the State of New York, and is wholly owned by ING Groep, N.V. ("ING"). The primary purpose of DSI is to act as a broker-dealer in securities. It acts as the principal underwriter and distributor of variable insurance products including variable annuities as required by the SEC. The contracts are issued by the Depositor. DSI also has the power to carry on a general financial, securities, distribution, advisory or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation. DSI is also registered with the SEC as an investment adviser.

The Depositor is under common control with a New York company, ReliaStar Life Insurance Company of New York ("RLNY"). The primary purpose of RLNY is to offer variable products in the state of New York.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding stock is owned and controlled by ING. Various companies and other entities controlled by ING may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organizational chart.

Subsidiaries of ING Groep N.V. Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 9 to Registration Statement on Form N-6 for ReliaStar Life Insurance Company of New York Variable Life Separate Account I as filed on April 7, 2005 (File No. 333-47527).

ITEM 27:  NUMBER OF CONTRACT OWNERS

As of March 31, 2005 there are 226,516 qualified contract owners and 196,691 non-qualified contract owners in ING USA's Separate Account B.

ITEM 28: INDEMNIFICATION

ING USA shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of ING USA as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

ING USA may also, to the extent permitted by law, indemnify any other person who is or was serving ING USA in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

ING USA or its parents may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services, Inc. ("DSI"), the Registrant's Distributor, serves as principal underwriter for all contracts issued by ING USA Annuity and Life Insurance Company. DSI is the principal underwriter for Separate Account A, Separate Account B, ING USA Separate Account EQ (formerly known as Equitable Life Insurance Company of Iowa Separate Account A), ReliaStar Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of ING USA and the ING Investors Trust.

(b) The following information is furnished with respect to the principal officers and directors of Directed Services, Inc., the Registrant's Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Name and Principal             Positions and Offices
Business Address               with Underwriter
--------------------           ---------------------

James R. McInnis               Director and President

Robert J. Hughes               Director

Matthew J. Rider               Director

Anita Woods                    Chief Financial Officer
ING Insurance Operations
5780 Powers Ferry Road
Atlanta, GA  30327-4390

David L. Jacobson              Senior Vice President

James A. Shuchart              Secretary and General Counsel

(c)
             2004 Net
Name of      Underwriting   Compensation
Principal    Discounts and      on        Brokerage
Underwriter  Commissions    Redemption    Commissions  Compensation
-----------  ------------   ------------- -----------  ------------
DSI          $374,955,000       $0            $0           $0


ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at: 909 Locust Street, Des Moines, Iowa 50309, 1475 Dunwoody Drive, West Chester, PA 19380 and at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and,

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

1. The account meets the definition of a "separate account" under federal securities laws.

2. ING USA Annuity and Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                             SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment to Registration Statement on Form N-4 meets the requirements of Securities Act Rule 485(b) for effectiveness and has caused this Post-Effective Amendment to be signed on its behalf in the City of West Chester and Commonwealth of Pennsylvania on this 20th day of April, 2005.


                                      SEPARATE ACCOUNT B
                                       (Registrant)

                                 By:  ING USA ANNUITY AND LIFE
                                      INSURANCE COMPANY
                                      (Depositor)

                                 By:
                                     --------------------
                                     Harry N. Stout*
                                     President (principle executive officer)


    By: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Counsel of Depositor

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on April 20, 2005.


Signature                     Title
---------                     -----

                             President
--------------------         (principle executive officer)
Harry N. Stout*


--------------------         Chief Accounting Officer
Roger W. Fisher*


   DIRECTORS


----------------------       Chief Financial Officer
David A. Wheat*


----------------------
Jacques de Vaucleroy*


----------------------
Thomas J. McInerney*


----------------------
Kathleen A. Murphy*


----------------------
Catherine H. Smith*


     By: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Counsel of Depositor

*Executed by Linda E. Senker on behalf of those indicated pursuant to Power of Attorney.

                                EXHIBIT INDEX



ITEM     EXHIBIT                                                   PAGE #
----     -------                                                   ------

9       Opinion and Consent of James A. Shuchart, Esq.             EX-99.B9

10a     Consent of Independent Registered Public Accounting Firm   EX-99.B10A